                                                            North American Funds
                                                       Variable Product Series I

                                                              Semi-Annual Report
                                                               November 30, 2001

                                                              AMERICAN
                                                                 GENERAL
                                                                 FINANCIAL GROUP

     NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I - SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2001

TABLE OF CONTENTS

President's Letter..........................................................   1

Schedules of Investments:
 AG Stock Index Fund........................................................   2
 AG MidCap Index Fund.......................................................  10
 AG Small Cap Index Fund....................................................  17
 AG Nasdaq-100(R) Index Fund................................................  37
 Founders/T. Rowe Price Small Cap Fund......................................  40
 AG International Equities Fund.............................................  46
 American Century International Growth Fund.................................  55
 Putnam Opportunities Fund..................................................  59
 T. Rowe Price Blue Chip Growth Fund........................................  62
 Core Equity Fund...........................................................  66
 Founders Large Cap Growth Fund.............................................  69
 AG Growth & Income Fund....................................................  72
 American Century Income & Growth Fund......................................  77
 T. Rowe Price Science & Technology Fund....................................  82
 T. Rowe Price Health Sciences Fund.........................................  84
 AG Social Awareness Fund...................................................  86
 AG Asset Allocation Fund...................................................  91
 AG Capital Conservation Fund............................................... 101
 AG Government Securities Fund.............................................. 105
 AG International Government Bond Fund...................................... 107
 AG 1 Money Market Fund..................................................... 111

Statements of Assets and Liabilities........................................ 114

Statements of Operations.................................................... 117

Statements of Changes in Net Assets......................................... 120
Notes to Financial Statements............................................... 125
Financial Highlights........................................................ 131

--------------------------------------------------------------------------------

                               PRESIDENT'S LETTER                            1

Dear Valued Investor:

The six-month period leading up to November 30, 2001 was one of great turbulence in the financial markets and our nation. Unquestionably, the terrible events of September 11, 2001 will be etched in our minds forever. My sincerest condolences go out to all those who have been touched personally by this tragedy.

Prior to September 11, the United States economy was clearly in the midst of an economic slowdown. At that time, financial market experts were debating whether the economy had bottomed and was preparing for a recovery. September 11 brought this debate and our economy to a standstill. The equity markets declined dramatically as fear and uncertainty gripped the nation. However, as has been true in many times of crises, the markets have rebounded spectacularly. From the market bottom on September 21 through November 30, 2001, the Standard & Poor's 500 Index returned 18.3%, the Dow Jones Industrial Average returned 20.11% and the NASDAQ Composite Index returned 35.73%.

The behavior of financial markets over the past six months has reinforced some of the core principals of investing. First and foremost, one should not attempt to time the markets. As the strong market recovery has shown, it is impossible to predict when markets will go up or go down. Secondly, diversification is essential. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. Each investor has their own risk tolerance and financial goals. I recommend that you contact your financial representative to make certain that your current portfolio allocation is appropriate for you. With this series of funds, you have a wide range of investment choices, covering all asset classes, to meet your objectives.

The following pages provide you with important performance information for each fund, the investment viewpoints of the portfolio manager, and insights on factors affecting the fund's performance.

You should have already received information in the mail regarding a name change. The name of the North American Funds Variable Product Series I was changed to VALIC Company I effective close of business on December 31, 2001. This is only a name change--VALIC continues to be, as it always has been, the adviser for these funds.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                Sincerely,

                /s/ Robert P. Condon

                Robert P. Condon
                VALIC Company I
                (formerly North American Funds Variable Product Series I)

--------------------------------------------------------------------------------

 2                      AG STOCK INDEX FUND (Unaudited)        November 30, 2001

-------------------------------------------------------------------
                               Average Annual Total Return
                    -----------------------------------------------
  6 Months            1 Year             5 Years           10 Years
-------------------------------------------------------------------
   -8.82%            -12.56%              9.82%             13.63%

[CHART APPEARS HERE]

Growth of $10,000 Investment

                   Stock Index
                      Fund             S&P 500
                   -----------         -------
11/30/1991         $10,000.00        $10,000.00
12/31/1991          11,100.70         11,143.70
12/31/1992          11,840.53         11,992.56
12/31/1993          13,009.58         13,201.34
12/31/1994          13,100.85         13,375.59
12/31/1995          17,988.21         18,401.90
12/31/1996          22,079.28         22,628.60
12/31/1997          29,386.54         30,177.37
12/31/1998          37,739.75         38,802.24
12/31/1999          45,502.38         46,968.96
12/29/2000          41,246.02         42,692.71
11/30/2001          35,898.19         37,292.19

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings

   1. General Electric Co. .....  3.65%
   2. Microsoft Corp. ..........  3.30%
   3. Pfizer, Inc. .............  2.61%
   4. Exxon Mobil Corp. ........  2.46%
   5. Wal-Mart Stores, Inc. ....  2.36%
   6. Citigroup, Inc. ..........  2.30%
   7. Intel Corp. ..............  2.10%
   8. American International
       Group, Inc. .............  2.06%
   9. International Business
       Machines.................  1.92%
  10. Johnson & Johnson.........  1.68%

MANAGEMENT OVERVIEW
A discussion with VALIC

How did the Fund perform relative to its benchmark?
For the six months ended 11/30/01, the Stock Index Fund underperformed its index. The Fund returned -8.82% whereas the S&P 500 returned -8.66%.

What were the dominant themes for the portfolio and the index?
Technology was the dominant negative throughout the six months, continuing a long slide started in the spring of 2000.

Which portfolio holdings were among the Fund's best performers?
One bright spot was the performance of specialty retailers, the group rising over 50% in 2001.

Were there any disappointments in the Fund?
Notable losers were Enron, Providian, Palm, JDS Uniphase, Nortel, Corning, and US Airways, all of which were off significantly for the period.

What is your outlook for the next fiscal period?
We are looking forward to a slow economic recovery starting in the next year in which the S&P 500 index will fully participate. However, it will not be back to the exuberant markets of the late 90's, and the recovery will not impact all sectors at the same time or to the same degree.

--------------------------------------------------------------------------------

November 30, 2001  AG STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) 3

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 99.19%
               ADVERTISING - 0.30%
     154,206   Interpublic Group of Companies, Inc. ...........   $    4,492,021
      76,100   Omnicom Group, Inc. ............................        6,533,946
      43,800 * TMP Worldwide, Inc. ............................        1,808,502
                                                                  --------------
                                                                      12,834,469
                                                                  --------------
               AEROSPACE/DEFENSE - 1.62%
     358,700   Boeing Co. .....................................       12,590,370
      24,500   Crane Co. ......................................          580,650
      82,600   General Dynamics Corp. .........................        6,868,190
      42,500   Goodrich (B.F.) Co. ............................        1,035,725
     332,700   Honeywell International, Inc. ..................       11,025,678
     178,600   Lockheed Martin Corp. ..........................        8,295,970
      83,600   Northrop Grumman Corp. .........................        7,848,368
      50,300   Perkinelmer, Inc. ..............................        1,394,316
     158,100   Raytheon Co. ...................................        5,180,937
      75,200   Rockwell Collins, Inc. .........................        1,264,864
      51,400   TRW, Inc. ......................................        2,005,628
     193,500   United Technologies Corp. ......................       11,648,700
                                                                  --------------
                                                                      69,739,396
                                                                  --------------
               AIRLINES - 0.21%
      63,200 * AMR Corp. ......................................        1,349,952
      50,600   Delta Air Lines, Inc. ..........................        1,466,388
     313,100   Southwest Airlines Co. .........................        5,870,625
      27,600 * US Airways Group, Inc. .........................          206,724
                                                                  --------------
                                                                       8,893,689
                                                                  --------------
               APPAREL & PRODUCTS - 0.09%
      69,500   Cintas Corp. ...................................        2,970,430
      21,600   Liz Claiborne, Inc. ............................        1,079,568
                                                                  --------------
                                                                       4,049,998
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.10%
      80,700   Leggett & Platt, Inc. ..........................        1,746,348
      31,300   Maytag Corp. ...................................          905,509
      27,400   Whirlpool Corp. ................................        1,801,824
                                                                  --------------
                                                                       4,453,681
                                                                  --------------
               AUTO - CARS - 0.66%
     230,300   Delphi Automotive Systems Corp. ................        3,159,716
     752,143   Ford Motor Co. .................................       14,245,588
     225,500   General Motors Corp. ...........................       11,207,350
                                                                  --------------
                                                                      28,612,654
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - 0.10%
      58,600   Danaher Corp. ..................................   $    3,436,890
      53,868   Visteon Corp. ..................................          743,378
                                                                  --------------
                                                                       4,180,268
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.17%
      46,000 * AutoZone, Inc. .................................        3,095,800
      29,800   Cooper Tire & Rubber Co. .......................          441,636
      70,700   Genuine Parts Co. ..............................        2,382,590
      65,300   Goodyear Tire & Rubber Co. .....................        1,462,720
                                                                  --------------
                                                                       7,382,746
                                                                  --------------
               BANKS - NEW YORK CITY - 2.58%
     302,400   Bank of New York Co., Inc. .....................       11,866,176
   2,067,347   Citigroup, Inc. ................................       99,025,921
                                                                  --------------
                                                                     110,892,097
                                                                  --------------
               BANKS - OTHER - 3.13%
     659,000   Bank of America Corp. ..........................       40,449,420
     445,298   FleetBoston Financial Corp. ....................       16,364,702
     816,160   J.P. Morgan Chase & Co. ........................       30,785,555
     196,200   Mellon Financial Corp. .........................        7,335,918
     247,000   National City Corp. ............................        6,916,000
     117,400   Providian Financial Corp. ......................          313,458
      56,300   Union Planters Corp. ...........................        2,443,983
     705,600   Wells Fargo Co. ................................       30,199,680
                                                                  --------------
                                                                     134,808,716
                                                                  --------------
               BANKS - REGIONAL - 2.81%
     152,300   AmSouth Bancorp. ...............................        2,790,136
     479,100   BankOne Corp. ..................................       17,937,504
     180,300   BB&T Corp. .....................................        6,157,245
      73,400   Comerica, Inc. .................................        3,769,824
     236,639   Fifth Third Bancorp.............................       14,219,638
     103,290   Huntington Bancshares, Inc. ....................        1,672,265
     174,700   KeyCorp.........................................        4,000,630
      91,500   Northern Trust Corp. ...........................        5,292,360
     118,800   PNC Financial Services Group....................        6,884,460
      93,500   Regions Financial Corp. ........................        2,689,995
     139,700   SouthTrust Corp. ...............................        3,418,459
     133,800   State Street Corp. .............................        7,003,092
     120,000   SunTrust Banks, Inc. ...........................        7,591,200
     119,200   Synovus Financial Corp. ........................        2,801,200
     783,454   U.S. Bancorp, Inc. .............................       14,869,957
     576,400   Wachovia Corp. .................................       17,839,580
      37,900   Zions Bancorporation............................        1,829,812
                                                                  --------------
                                                                     120,767,357
                                                                  --------------

   NUMBER                                                             MARKET
  OF SHARES                                                           VALUE

--------------------------------------------------------------------------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 0.43%
      15,300   Adolph Coors Co., Class B.......................   $      872,559
     369,000   Anheuser-Busch Companies, Inc. .................       15,903,900
      28,100   Brown-Forman Corp., Class B.....................        1,711,290
                                                                  --------------
                                                                      18,487,749
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 2.07%
   1,022,600   Coca-Cola Co. ..................................       48,021,296
     183,000   Coca-Cola Enterprises, Inc. ....................        3,193,350
      59,100   Pepsi Bottling Group, Inc. .....................        2,626,995
     726,770   PepsiCo, Inc. ..................................       35,342,825
                                                                  --------------
                                                                      89,184,466
                                                                  --------------
               BROADCASTING - 1.42%
     241,500 * Clear Channel Communications....................       11,285,295
     388,500 * Comcast Corp., Class A..........................       14,763,000
      85,700 * Univision Communications, Inc., Class A.........        3,051,777
     731,900 * Viacom, Inc. Class B............................       31,947,435
                                                                  --------------
                                                                      61,047,507
                                                                  --------------
               BUILDING MATERIALS - 0.51%
     316,200   Lowe's Companies, Inc. .........................       14,327,022
     189,100   Masco Corp. ....................................        3,957,863
      64,400   Sherwin-Williams Co. ...........................        1,802,556
      41,600   Vulcan Materials Co. ...........................        1,924,000
                                                                  --------------
                                                                      22,011,441
                                                                  --------------
               CHEMICAL - MAJOR - 0.93%
     368,999   Dow Chemical Co. ...............................       13,837,462
     428,700   E.I. du Pont de Nemours and Co. ................       19,008,558
      44,400 * Hercules, Inc. .................................          448,440
      69,200   PPG Industries, Inc. ...........................        3,720,884
      90,500   Rohm and Haas Co. ..............................        3,212,750
                                                                  --------------
                                                                      40,228,094
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 0.34%
      93,700   Air Products and Chemicals, Inc. ...............        4,283,964
      31,700   Eastman Chemical Co. ...........................        1,216,329
      52,400   Ecolab, Inc. ...................................        1,959,760
      12,800 * FMC Corp. ......................................          685,440
      20,600   Great Lakes Chemical Corp. .....................          503,052
      19,400   Millipore Corp. ................................        1,158,180
      66,000   Praxair, Inc. ..................................        3,492,720
      31,100   Sigma Aldrich Corp. ............................        1,329,836
                                                                  --------------
                                                                      14,629,281
                                                                  --------------

--------------------------------------------------------------------------------

4                                                              November 30, 2001
     AG STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONGLOMERATES - 4.94%
   4,083,800   General Electric Co. ...........................   $  157,226,300
      36,100   ITT Industries, Inc. ...........................        1,770,344
      81,100   Loews Corp. ....................................        4,608,913
      58,000   Textron, Inc. ..................................        2,299,700
     796,189   Tyco International, Ltd. .......................       46,815,913
                                                                  --------------
                                                                     212,721,170
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.10%
      11,300   Ball Corp. .....................................          774,276
     382,400   Corning, Inc. ..................................        3,606,032
                                                                  --------------
                                                                       4,380,308
                                                                  --------------
               CONTAINERS - PAPER - 0.12%
      21,700   Bemis Co., Inc. ................................        1,090,859
      65,300 * Pactiv Corp. ...................................        1,142,750
      34,400 * Sealed Air Corp. ...............................        1,578,960
      20,200   Temple-Inland, Inc. ............................        1,154,228
                                                                  --------------
                                                                       4,966,797
                                                                  --------------
               COSMETICS/TOILETRIES - 0.49%
      23,300   Alberto-Culver Co., Class B.....................        1,014,016
      97,500   Avon Products, Inc. ............................        4,654,650
     433,500   Gillette Co. ...................................       14,175,450
      39,400   International Flavors &
               Fragrances, Inc. ...............................        1,207,610
                                                                  --------------
                                                                      21,051,726
                                                                  --------------
               DRUGS - 9.10%
      54,100   Allergan, Inc. .................................        4,084,009
     540,400   American Home Products Corp. ...................       32,478,040
     428,900 * Amgen, Inc. ....................................       28,491,827
      22,000   Bausch & Lomb, Inc. ............................          731,500
      61,100 * Biogen, Inc. ...................................        3,599,401
     799,000   Bristol Myers Squibb Co. .......................       42,954,240
      78,100 * Chiron Corp. ...................................        3,391,102
     462,100   Eli Lilly and Co. ..............................       38,201,807
      72,400 * Forest Laboratories, Inc. ......................        5,125,920
     219,600 * Immunex Corp. ..................................        5,929,200
      98,000 * King Pharmaceuticals, Inc. .....................        3,904,320
     942,700   Merck & Co., Inc. ..............................       63,867,925
   2,595,425   Pfizer, Inc. ...................................      112,407,857
     534,900   Pharmacia Corp. ................................       23,749,560
     601,500   Schering-Plough Corp. ..........................       21,491,595
      43,500 * Watson Pharmaceuticals, Inc. ...................        1,301,955
                                                                  --------------
                                                                     391,710,258
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 0.01%
      32,400 * Power-One, Inc. ................................   $      323,352
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.40%
      80,200 * American Power Conversion Corp. ................        1,103,552
     176,100   Emerson Electric Co. ...........................        9,519,966
      80,400   Molex, Inc. ....................................        2,310,696
      71,700 * Teradyne, Inc. .................................        1,997,562
      23,900   Thomas & Betts Corp. ...........................          487,799
      39,100   W. W. Grainger, Inc. ...........................        1,829,880
                                                                  --------------
                                                                      17,249,455
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.25%
     198,100 * Concord EFS, Inc. ..............................        5,939,038
     233,206 * Palm, Inc. .....................................          813,889
      93,100   Symbol Technologies, Inc. ......................        1,547,322
      38,600 * Tektronix, Inc. ................................          867,728
      74,500 * Thermo Electron Corp. ..........................        1,616,650
                                                                  --------------
                                                                      10,784,627
                                                                  --------------
               ENTERTAINMENT - 2.17%
   1,821,500 * AOL Time Warner, Inc. ..........................       63,570,350
     240,400   Carnival Corp., Class A.........................        6,276,844
      48,200 * Harrah's Entertainment, Inc. ...................        1,553,486
      70,900   Hasbro, Inc. ...................................        1,166,305
     177,100   Mattel, Inc. ...................................        3,260,411
     859,200   Walt Disney Co. ................................       17,587,824
                                                                  --------------
                                                                      93,415,220
                                                                  --------------
               FINANCE COMPANIES - 0.71%
      85,700   Capital One Financial Corp. ....................        4,287,571
      48,700   Countrywide Credit Industries, Inc. ............        2,068,776
      58,900   Equifax, Inc. ..................................        1,466,021
     190,700   Household International, Inc. ..................       11,249,393
     350,200   MBNA Corp. .....................................       11,290,448
                                                                  --------------
                                                                      30,362,209
                                                                  --------------
               FINANCIAL SERVICES - 0.74%
     544,000   American Express Co. ...........................       17,903,040
      70,200 * Convergys Corp. ................................        2,332,746
      75,200   H & R Block, Inc. ..............................        2,995,968
     126,700   John Hancock Financial Services, Inc. ..........        4,984,378
      90,200   Stillwell Financial, Inc. ......................        2,139,544
      50,600   T. Rowe Price Group, Inc. ......................        1,604,020
                                                                  --------------
                                                                      31,959,696
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - 1.20%
     272,830   Archer Daniels Midland Co. .....................   $    4,198,850
     167,900   Campbell Soup Co. ..............................        4,921,149
     220,800   ConAgra, Inc. ..................................        5,071,776
     149,400   General Mills, Inc. ............................        7,372,890
     143,300   H J Heinz Co. ..................................        5,462,596
      56,200   Hershey Foods Corp. ............................        3,678,852
     166,900   Kellogg Co. ....................................        4,921,881
     127,400   Ralston Purina Co. .............................        4,220,762
     323,400   Sara Lee Corp. .................................        7,075,992
      92,900   Wm. Wrigley Jr. Co. ............................        4,695,166
                                                                  --------------
                                                                      51,619,914
                                                                  --------------
               FOOTWEAR - 0.15%
     111,500   NIKE, Inc., Class B.............................        5,908,385
      24,100 * Reebok International, Ltd. .....................          560,566
                                                                  --------------
                                                                       6,468,951
                                                                  --------------
               FREIGHT - 0.15%
     126,200 * FedEx Corp. ....................................        5,787,532
      24,800   Ryder System, Inc. .............................          508,400
                                                                  --------------
                                                                       6,295,932
                                                                  --------------
               GOLD MINING - 0.11%
     162,800   Barrick Gold Corp. .............................        2,463,164
     108,200   Homestake Mining Co. ...........................          856,944
     134,700   Placer Dome, Inc. ..............................        1,469,577
                                                                  --------------
                                                                       4,789,685
                                                                  --------------
               GOVERNMENT SPONSORED - 1.32%
     284,700   Federal Home Loan Mortgage Corp. ...............       18,838,599
     411,200   Federal National Mortgage Association...........       32,320,320
      67,000   USA Education, Inc. ............................        5,699,690
                                                                  --------------
                                                                      56,858,609
                                                                  --------------
               HARDWARE & TOOLS - 0.08%
      33,400   Black & Decker Corp. ...........................        1,237,136
      23,700 * Snap-on, Inc. ..................................          741,810
      35,100   Stanley Works...................................        1,466,829
                                                                  --------------
                                                                       3,445,775
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                             5
     AG STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - 0.94%
      58,600   Aetna, Inc. ....................................   $    1,826,562
     183,300   Cardinal Health, Inc. ..........................       12,523,056
     100,700 * Health Management Associates, Inc., Class A.....        1,964,657
     160,200 * HEALTHSOUTH Corp. ..............................        2,358,144
      69,900 * Humana, Inc. ...................................          879,342
     121,100   IMS Health, Inc. ...............................        2,480,128
      42,300 * Manor Care, Inc. ...............................          987,705
     117,100   McKesson Corp. .................................        4,364,317
      47,900 * Quintiles Transnational Corp. ..................          792,745
     130,400   UnitedHealth Group, Inc. .......................        9,317,080
      26,000 * Wellpoint Health Networks, Inc., Class A........        3,065,400
                                                                  --------------
                                                                      40,559,136
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.14%
      16,900   Cummins Engine Co., Inc. .......................          612,794
      60,800   Dana Corp. .....................................          832,960
      28,300   Eaton Corp. ....................................        1,969,963
      24,400 * Navistar International Corp. ...................          892,796
      31,500   PACCAR, Inc. ...................................        1,917,090
                                                                  --------------
                                                                       6,225,603
                                                                  --------------
               HOME BUILDERS - 0.06%
      24,400   Centex Corp. ...................................        1,102,636
      18,200   KB Home.........................................          611,884
      24,200   Pulte Corp. ....................................          949,850
                                                                  --------------
                                                                       2,664,370
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.38%
     221,000   HCA, Inc. ......................................        8,572,590
     133,300 * Tenet Healthcare Corp. .........................        7,998,000
                                                                  --------------
                                                                      16,570,590
                                                                  --------------
               HOSPITAL SUPPLIES - 3.79%
     636,800   Abbott Laboratories.............................       35,024,000
     243,500   Baxter International, Inc. .....................       12,662,000
     105,900   Becton, Dickinson and Co. ......................        3,586,833
     110,325   Biomet, Inc. ...................................        3,087,997
     165,000 * Boston Scientific Corp. ........................        4,389,000
      20,800   C. R. Bard, Inc. ...............................        1,312,064
   1,244,952   Johnson & Johnson...............................       72,518,454
     496,900   Medtronic, Inc. ................................       23,493,432
      35,200 * St. Jude Medical, Inc. .........................        2,622,400
      80,600   Stryker Corp. ..................................        4,425,746
                                                                  --------------
                                                                     163,121,926
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 2.18%
      97,200   Clorox Co. ....................................   $    3,841,344
     230,700   Colgate-Palmolive Co. .........................       13,463,652
     162,800   Minnesota Mining & Manufacturing Co. ..........       18,653,624
     109,700 * Newell Rubbermaid, Inc. .......................        2,813,805
     532,500   Procter & Gamble Co. ..........................       41,247,450
      23,800   Tupperware Corp. ..............................          467,908
     235,000   Unilever N.V. .................................       13,371,500
                                                                 --------------
                                                                     93,859,283
                                                                 --------------
               HUMAN RESOURCES - 0.04%
      72,100 * Robert Half International, Inc. ...............        1,943,095
                                                                 --------------
               INFORMATION PROCESSING - 0.19%
      76,240 * Comverse Technology, Inc. .....................        1,630,774
     541,100 * JDS Uniphase Corp. ............................        5,454,288
     108,600 * Parametric Technology Corp. ...................          950,250
                                                                 --------------
                                                                      8,035,312
                                                                 --------------
               INFORMATION PROCESSING - SOFTWARE - 4.49%
     100,200 * BMC Software, Inc. ............................        1,678,350
     106,900 * Broadcom Corp., Class A........................        4,702,531
      75,900 * Citrix Systems, Inc. ..........................        1,697,883
   2,212,700 * Microsoft Corp. ...............................      142,077,467
   2,307,900 * Oracle Corp. ..................................       32,379,837
     120,900 * Peoplesoft, Inc. ..............................        4,220,619
     163,400 * Veritas Software Corp. ........................        6,354,626
                                                                 --------------
                                                                    193,111,313
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 1.51%
     143,500 * Apple Computer, Inc. ..........................        3,056,550
     694,400   Compaq Computer Corp. .........................        7,048,160
   1,069,300 * Dell Computer Corp. ...........................       29,865,549
     132,800 * Gateway, Inc. .................................        1,248,320
      78,600 * Jabil Circuit, Inc. ...........................        2,067,180
      52,700 * Lexmark International Group, Inc., Class A.....        2,723,009
   1,339,000 * Sun Microsystems, Inc. ........................       19,067,360
                                                                 --------------
                                                                     65,076,128
                                                                 --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 1.04%
     256,600   Automatic Data Processing, Inc. ...............   $   14,231,036
     192,400   Electronic Data Systems Corp. .................       13,317,928
     161,100   First Data Corp. ..............................       11,798,964
     153,500   Paychex, Inc. .................................        5,374,035
                                                                 --------------
                                                                     44,721,963
                                                                 --------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 0.09%
      85,800 * Intuit, Inc. ..................................        3,766,620
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 4.01%
      98,300   Adobe Systems, Inc. ...........................        3,153,464
      22,200   Autodesk, Inc. ................................          825,840
     398,000 * Cendant Corp. .................................        6,781,920
     117,300 * Citizens Communications, Inc. .................        1,148,367
     236,900   Computer Associates International, Inc. .......        7,881,663
      69,300 * Computer Sciences Corp. .......................        3,302,145
     151,200 * Compuware Corp. ...............................        1,681,344
     907,300 * EMC Corp. .....................................       15,233,567
      76,700 * Fiserv, Inc. ..................................        2,995,902
     798,700   Hewlett-Packard Co. ...........................       17,563,413
     714,300   International Business Machines................       82,565,937
      34,000 * Mercury Interactive Corp. .....................        1,046,860
      39,700 * NCR Corp. .....................................        1,525,671
     133,800 * Network Appliance, Inc. .......................        2,068,548
     148,000 * Novell, Inc. ..................................          630,480
      57,500 * Nvidia Corp. ..................................        3,141,800
     101,500   Pitney Bowes, Inc. ............................        4,210,220
      50,500 * Sapient Corp. .................................          317,140
     186,300   Siebel Systems, Inc. ..........................        4,163,805
     330,900 * Solectron Corp. ...............................        4,864,230
     130,200 * Unisys Corp. ..................................        1,549,380
     285,400   Xerox Corp. ...................................        2,397,360
     233,100 * Yahoo!, Inc. ..................................        3,629,367
                                                                 --------------
                                                                    172,678,423
                                                                 --------------
               INFORMATION PROCESSING - NETWORKING - 1.47%
   3,009,000 * Cisco Systems, Inc. ...........................       61,534,050
      67,600 * PMC-Sierra, Inc. ..............................        1,540,604
                                                                 --------------
                                                                     63,074,654
                                                                 --------------

--------------------------------------------------------------------------------

6                                                             November 30, 2001
     AG STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - CASUALTY - 0.36%
      72,000   Chubb Corp. ....................................   $    5,044,320
      30,400   Progressive Corp. ..............................        4,454,512
      52,500   SAFECO Corp. ...................................        1,688,400
      88,200   St. Paul Companies, Inc. .......................        4,152,456
                                                                  --------------
                                                                      15,339,688
                                                                  --------------
               INSURANCE - LIFE - 0.39%
      62,550   Jefferson-Pilot Corp. ..........................        2,783,475
      77,200   Lincoln National Corp. .........................        3,682,440
     308,200   MetLife, Inc. ..................................        8,453,926
      51,600   Torchmark Corp. ................................        2,035,620
                                                                  --------------
                                                                      16,955,461
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.19%
      43,450   Ambac Financial Group, Inc. ....................        2,436,676
      60,900   MBIA, Inc. .....................................        3,101,637
      44,100   MGIC Investment Corp. ..........................        2,582,055
                                                                  --------------
                                                                       8,120,368
                                                                  --------------
               INSURANCE - MULTILINE - 3.32%
     216,200   AFLAC, Inc. ....................................        5,923,880
     297,800   Allstate Corp. .................................       10,196,672
   1,077,130   American International Group, Inc.+.............       88,755,545
     107,700   Aon Corp. ......................................        3,858,891
      61,600   CIGNA Corp. ....................................        5,619,768
      66,100   Cincinnati Financial Corp. .....................        2,550,799
     138,900 * Conseco, Inc. ..................................          587,547
      97,400   Hartford Financial Services Group, Inc. ........        5,766,080
     113,300   Marsh & McLennan Companies, Inc. ...............       12,119,701
      99,200   UnumProvident Corp. ............................        2,559,360
      51,700   Xl Capital, Ltd., Class A.......................        4,807,066
                                                                  --------------
                                                                     142,745,309
                                                                  --------------
               LEISURE TIME - 0.26%
      36,000   Brunswick Corp. ................................          709,200
     124,300   Harley-Davidson, Inc. ..........................        6,535,694
      30,400 * International Game Technology...................        1,884,496
      54,600 * Sabre Group Holdings, Inc., Class A.............        1,894,074
                                                                  --------------
                                                                      11,023,464
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               LODGING - 0.17%
     151,600   Hilton Hotels Corp. ...........................   $    1,500,840
     100,200   Marriott International, Inc., Class A..........        3,769,524
      81,800   Starwood Hotels & Resorts Worldwide, Inc.,
               Class B........................................        2,220,052
                                                                 --------------
                                                                      7,490,416
                                                                 --------------
               MACHINERY - AGRICULTURE - 0.09%
      96,500   Deere & Co. ...................................        3,859,035
                                                                 --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.16%
     141,100   Caterpillar, Inc. .............................        6,690,962
                                                                 --------------
               MACHINERY - INDUSTRIAL/SPECIALTY - 0.49%
      38,500   Cooper Industries, Inc. .......................        1,572,725
      83,600   Dover Corp. ...................................        3,081,496
     125,000   Illinois Tool Works, Inc. .....................        7,668,750
      69,200   Ingersoll-Rand Co. ............................        2,898,788
      35,700   Johnson Controls, Inc. ........................        2,838,864
      50,500   Pall Corp. ....................................        1,162,510
      48,100   Parker Hannifin Corp. .........................        1,974,505
                                                                 --------------
                                                                     21,197,638
                                                                 --------------
               MEDICAL TECHNOLOGY - 0.27%
      86,800   Applera Corp. .................................        2,873,080
     126,200 * Guidant Corp. .................................        6,159,822
          40 * Viasys Healthcare, Inc. .......................              719
      79,880 * Zimmer Holdings, Inc. .........................        2,576,929
                                                                 --------------
                                                                     11,610,550
                                                                 --------------
               MERCHANDISE - DRUG - 0.57%
      42,300   Amerisourcebergen Corp. .......................        2,516,427
     161,700   CVS Corp. .....................................        4,357,815
      87,500 * MedImmune, Inc. ...............................        3,853,500
     418,500   Walgreen Co. ..................................       13,810,500
                                                                 --------------
                                                                     24,538,242
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 2.36%
      26,100   American Greetings Corp., Class A...............   $      340,605
     118,700 * Bed Bath & Beyond, Inc. ........................        3,854,189
      86,100 * Best Buy Co., Inc. .............................        6,146,679
      46,600 * Big Lots, Inc. .................................          438,040
      85,500   Circuit City Stores, Inc. ......................        1,500,525
     185,000 * Costco Wholesale Corp. .........................        7,562,800
     135,900   Dollar General Corp. ...........................        1,834,650
      62,800   Fortune Brands, Inc. ...........................        2,466,156
     353,400   Gap, Inc. ......................................        4,675,482
     959,400   Home Depot, Inc. ...............................       44,765,604
     136,900 * Kohl's Corp. ...................................        9,288,665
     175,300   Limited, Inc. ..................................        2,440,176
      55,000   Nordstrom, Inc. ................................        1,041,150
     122,300 * Office Depot, Inc. .............................        1,975,145
      76,200   Radioshack Corp. ...............................        2,206,752
     187,600 * Staples, Inc. ..................................        3,301,760
      60,000   Tiffany & Co. ..................................        1,728,000
     115,300   TJX Companies, Inc. ............................        4,345,657
      81,200 * Toys "R" Us, Inc. ..............................        1,746,612
                                                                  --------------
                                                                     101,658,647
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.51%
      34,900   Dillards, Inc., Class A.........................          577,595
      81,300 * Federated Department Stores, Inc. ..............        3,008,100
     122,900   May Department Stores Co. ......................        4,404,736
     369,600   Target Corp. ...................................       13,874,784
                                                                  --------------
                                                                      21,865,215
                                                                  --------------
               MERCHANDISING - FOOD - 0.75%
     166,500   Albertson's, Inc. ..............................        5,587,740
     333,300 * Kroger Co. .....................................        8,439,156
     207,800 * Safeway, Inc. ..................................        9,259,568
      54,400   Supervalu, Inc. ................................        1,233,248
     276,500   SYSCO Corp. ....................................        6,799,135
      57,700   Winn-Dixie Stores, Inc. ........................          791,067
                                                                  --------------
                                                                      32,109,914
                                                                  --------------
               MERCHANDISING - MASS - 2.64%
      70,600   Family Dollar Stores, Inc. .....................        2,103,880
     108,100   J.C. Penney Co., Inc. ..........................        2,739,254
     201,400 * Kmart Corp. ....................................        1,228,540
     135,100   Sears Roebuck and Co. ..........................        6,148,401
   1,838,100   Wal-Mart Stores, Inc. ..........................      101,371,215
                                                                  --------------
                                                                     113,591,290
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                             7
     AG STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               METALS - ALUMINUM - 0.43%
     131,300   Alcan, Inc. ...................................   $    4,724,174
     354,900   Alcoa, Inc. ...................................       13,699,140
                                                                 --------------
                                                                     18,423,314
                                                                 --------------
               METALS - COPPER - 0.06%
      80,400   Newmont Mining Corp. ..........................        1,581,468
      32,400   Phelps Dodge Corp. ............................        1,160,892
                                                                 --------------
                                                                      2,742,360
                                                                 --------------
               METALS - MISCELLANEOUS - 0.08%
      53,700   Engelhard Corp. ...............................        1,500,915
      59,200 * Freeport-McMoRan Copper & Gold, Inc., Class
               B .............................................          790,320
      74,800 * Inco, Ltd. ....................................        1,204,280
                                                                 --------------
                                                                      3,495,515
                                                                 --------------
               METALS - STEEL - 0.07%
      33,000   Allegheny Technologies, Inc. ..................          509,520
      31,900   Nucor Corp. ...................................        1,578,412
      36,500   USX-US Steel Group, Inc. ......................          616,485
      35,100   Worthington Industries, Inc. ..................          519,480
                                                                 --------------
                                                                      3,223,897
                                                                 --------------
               MISCELLANEOUS - 0.22%
     187,800 * Agilent Technologies, Inc. ....................        5,121,306
     109,000   Equity Residential Properties Trust............        3,155,550
      32,600   Fluor Corp. ...................................        1,233,910
                                                                 --------------
                                                                      9,510,766
                                                                 --------------
               MULTIMEDIA - 0.02%
      20,400   Meredith Corp. ................................          695,640
                                                                 --------------
               NATURAL GAS - DIVERSIFIED - 0.27%
     209,375   El Paso Corp. .................................        9,317,187
      47,100   Kinder Morgan, Inc. ...........................        2,304,603
                                                                 --------------
                                                                     11,621,790
                                                                 --------------
               OIL - INTEGRATED DOMESTIC - 4.17%
      36,600   Amerada Hess Corp. ............................        2,126,460
      28,700   Ashland Oil, Inc. .............................        1,224,055
      87,000   Burlington Resources, Inc. ....................        3,057,180
     438,121   ChevronTexaco Corp. ...........................       37,244,666
     256,800   Conoco, Inc. ..................................        7,028,616
      47,700   EOG Resources, Inc. ...........................        1,668,546

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               OIL - INTEGRATED DOMESTIC - Continued
   2,836,700   Exxon Mobil Corp. ......................   $  106,092,580
      41,100   Kerr-McGee Corp. .......................        2,159,394
     152,300   Occidental Petroleum Corp. .............        3,807,500
     155,920   Phillips Petroleum Co. .................        8,673,830
     100,100   Unocal Corp. ...........................        3,292,289
     126,900   USX-Marathon Group......................        3,477,060
                                                          --------------
                                                             179,852,176
                                                          --------------
               OIL - INTEGRATED INTERNATIONAL - 1.00%
     881,600   Royal Dutch Petroleum Co. ..............       42,616,544
                                                          --------------
               OIL - SERVICE - PRODUCTS - 0.13%
     134,000   Dynegy, Inc., Class A...................        4,066,900
      55,100 * Noble Drilling Corp. ...................        1,625,450
                                                          --------------
                                                               5,692,350
                                                          --------------
               OIL - SERVICES - 0.56%
     138,000   Baker Hughes, Inc. .....................        4,549,860
      53,200   Devon Energy Corp. .....................        1,829,548
     176,400   Halliburton Co. ........................        3,780,252
      25,100 * McDermott International, Inc. ..........          282,877
      60,400 * Nabors Industries, Inc. ................        1,902,600
      38,800 * Rowan Companies, Inc. ..................          633,992
     235,700   Schlumberger, Ltd. .....................       11,315,957
                                                          --------------
                                                              24,295,086
                                                          --------------
               OIL/GAS PRODUCERS - 0.29%
     103,004   Anadarko Petroleum Corp. ...............        5,345,908
      51,500   Apache Corp. ...........................        2,368,485
      34,500   Sunoco, Inc. ...........................        1,261,320
     130,700   Transocean Sedco Forex, Inc. ...........        3,698,810
                                                          --------------
                                                              12,674,523
                                                          --------------
               PAPER/FOREST PRODUCTS - 0.85%
      45,400   Avery Dennison Corp. ...................        2,450,692
      23,600   Boise Cascade Corp. ....................          756,144
      92,831   Georgia-Pacific Corp. ..................        2,976,162
     198,600   International Paper Co. ................        7,934,070
     218,800   Kimberly-Clark Corp. ...................       12,727,596
      42,900   Louisiana Pacific Corp. ................          329,472
      40,800   Mead Corp. .............................        1,261,536
      41,400   Westvaco Corp. .........................        1,184,454
      88,500   Weyerhaeuser Co. .......................        4,677,225
      45,100   Willamette Industries, Inc. ............        2,176,075
                                                          --------------
                                                              36,473,426
                                                          --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PHOTOGRAPHY - 0.08%
     119,200   Eastman Kodak Co. ..............................   $    3,608,184
                                                                  --------------
               POLLUTION CONTROL - 0.20%
      81,100 * Allied Waste Industries, Inc. ..................          960,224
     257,200   Waste Management, Inc. .........................        7,535,960
                                                                  --------------
                                                                       8,496,184
                                                                  --------------
               PUBLISHING - NEWS - 0.43%
      35,500   Dow Jones & Co., Inc. ..........................        1,797,010
     108,800   Gannett Co., Inc. ..............................        7,556,160
      30,100   Knight-Ridder, Inc. ............................        1,824,060
      65,500   New York Times Co., Class A.....................        2,976,975
     122,700   Tribune Co. ....................................        4,429,470
                                                                  --------------
                                                                      18,583,675
                                                                  --------------
               PUBLISHING/PRINTING - 0.22%
      29,000   Deluxe Corp. ...................................        1,146,080
      80,300   McGraw-Hill Companies, Inc. ....................        4,536,950
      64,700   Moody's Corp. ..................................        2,243,149
      48,200   R. R. Donnelley & Sons Co. .....................        1,412,260
                                                                  --------------
                                                                       9,338,439
                                                                  --------------
               RAILROAD - 0.39%
     161,100   Burlington Northern Santa Fe....................        4,721,841
      87,700   CSX Corp. ......................................        3,279,980
     158,100   Norfolk Southern Corp. .........................        3,065,559
     101,900   Union Pacific Corp. ............................        5,609,595
                                                                  --------------
                                                                      16,676,975
                                                                  --------------
               REAL ESTATE - 0.12%
     166,600   Equity Office Properties Trust..................        4,964,680
                                                                  --------------
               RESTAURANTS - 0.53%
      48,600   Darden Restaurants, Inc. .......................        1,493,964
     531,700   McDonald's Corp. ...............................       14,270,828
     156,300 * Starbucks Corp. ................................        2,769,636
      60,400 * Tricon Global Restaurants, Inc. ................        2,865,980
      46,800   Wendy's International, Inc. ....................        1,330,524
                                                                  --------------
                                                                      22,730,932
                                                                  --------------
               SAVINGS & LOAN - 0.40%
      89,171   Charter One Financial, Inc. ....................        2,456,661
      65,200   Golden West Financial Corp. ....................        3,370,840
     360,850   Washington Mutual, Inc. ........................       11,287,388
                                                                  --------------
                                                                      17,114,889
                                                                  --------------

--------------------------------------------------------------------------------

8                                                              November 30, 2001
     AG STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SECURITIES RELATED - 1.48%
      38,700   Bear Stearns Co., Inc. .........................   $    2,225,250
     569,900   Charles Schwab Corp. ...........................        8,183,764
     108,800   Franklin Resources, Inc. .......................        3,889,600
     101,300   Lehman Brothers Holdings, Inc. .................        6,700,995
     345,100   Merrill Lynch & Co., Inc. ......................       17,286,059
     457,500   Morgan Stanley Dean Witter & Co. ...............       25,391,250
                                                                  --------------
                                                                      63,676,918
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.49%
     334,300 * Applied Materials, Inc. ........................       13,288,425
      76,200 * KLA-Tencor Corp. ...............................        3,827,526
      58,600 * Novellus Systems, Inc. .........................        2,230,902
      37,900 * Qlogic Corp. ...................................        1,874,155
                                                                  --------------
                                                                      21,221,008
                                                                  --------------
               SEMICONDUCTORS - 4.05%
     141,400 * Advanced Micro Devices, Inc. ...................        1,917,384
     159,000 * Altera Corp. ...................................        3,618,840
     147,900   Analog Devices, Inc. ...........................        6,285,750
     123,500 * Applied Micro Circuits Corp. ...................        1,683,305
     101,600 * Conexant Systems, Inc. .........................        1,512,824
   2,764,800   Intel Corp. ....................................       90,298,368
     130,700   Linear Technology Corp. ........................        5,362,621
     148,600 * LSI Logic Corp. ................................        2,414,750
     135,000 * Maxim Integrated Products, Inc. ................        7,399,350
     245,100 * Micron Technology, Inc. ........................        6,656,916
     902,900   Motorola, Inc. .................................       15,024,256
      71,300 * National Semiconductor Corp. ...................        2,148,269
      75,200   Rockwell International Corp. ...................        1,240,800
     713,700   Texas Instruments, Inc. ........................       22,874,085
      75,400 * Vitesse Semiconductor Corp. ....................          919,126
     136,700 * Xilinx, Inc. ...................................        4,936,237
                                                                  --------------
                                                                     174,292,881
                                                                  --------------
               TELECOMMUNICATIONS - 4.24%
     321,300 * ADC Telecommunications, Inc. ...................        1,426,572
     128,700   Alltel Corp. ...................................        8,375,796
      33,500 * Andrew Corp. ...................................          703,835
   1,418,500   AT&T Corp. .....................................       24,809,565
   1,040,162 * AT&T Wireless Services, Inc. ...................       14,531,063
     116,700 * Avaya, Inc. ....................................        1,326,879
      58,000   CenturyTel, Inc. ...............................        1,960,400

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
     134,500 * CIENA Corp. ....................................   $    2,387,375
   1,400,200   Lucent Technologies, Inc. ......................       10,249,464
     314,500 * Nextel Communications, Inc. Class A.............        3,371,440
   1,310,000   Nortel Networks Corp. ..........................       10,218,000
     311,300 * QUALCOMM, Inc. .................................       18,279,536
     683,001   Qwest Communications International, Inc. .......        8,127,712
     131,400 * Sanmina Corp. ..................................        2,811,960
      67,000   Scientific-Atlanta, Inc. .......................        1,801,630
     168,200 * Tellabs, Inc. ..................................        2,570,096
   1,111,952   Verizon Communications, Inc. ...................       52,261,744
   1,187,400 * Worldcom, Inc. .................................       17,264,796
                                                                  --------------
                                                                     182,477,863
                                                                  --------------
               TEXTILE - PRODUCTS - 0.04%
      46,100   V. F. Corp. ....................................        1,750,878
                                                                  --------------
               TOBACCO - 1.05%
     904,300   Philip Morris Companies, Inc. ..................       42,655,831
      67,100   UST, Inc. ......................................        2,408,890
                                                                  --------------
                                                                      45,064,721
                                                                  --------------
               UTILITIES - COMMUNICATION - 2.30%
     770,500   BellSouth Corp. ................................       29,664,250
   1,384,700   SBC Communications, Inc. .......................       51,760,086
     364,400   Sprint Corp. - FON..............................        7,940,276
     385,200 * Sprint Corp. - PCS..............................        9,610,740
                                                                  --------------
                                                                      98,975,352
                                                                  --------------
               UTILITIES - ELECTRIC - 2.40%
     218,700 * AES Corp. ......................................        3,612,924
      51,300   Allegheny Energy, Inc. .........................        1,787,805
      56,400   Ameren Corp. ...................................        2,305,632
     132,460   American Electric Power, Inc. ..................        5,463,975
     122,880 * Calpine Corp. ..................................        2,647,568
      65,400   Cinergy Corp. ..................................        1,927,992
      54,200   CMS Energy Corp. ...............................        1,248,226
      87,200   Consolidated Edison, Inc. ......................        3,367,664
      67,300   Constellation Energy Group, Inc. ...............        1,598,375
     107,500   Dominion Resources, Inc. .......................        6,283,375
      67,800   DTE Energy Co. .................................        2,800,140
     317,400   Duke Energy Corp. ..............................       11,474,010
     133,900 * Edison International, Inc. .....................        2,021,890

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
      90,700   Entergy Corp. ..................................   $    3,346,830
     131,837   Exelon Corp. ...................................        5,881,249
     122,000   FirstEnergy Corp. ..............................        4,121,160
      72,300   FPL Group, Inc. ................................        4,005,420
     139,530 * Mirant Corp. ...................................        3,405,927
      65,900 * Niagara Mohawk Holdings, Inc. ..................        1,169,066
      84,900   Nisource, Inc. .................................        1,774,410
     159,200 * Pacific Gas & Electric Co. .....................        2,913,360
      34,800   Pinnacle West Capital Corp. ....................        1,452,900
      60,000   PPL Corp. ......................................        2,134,200
      89,300   Progress Energy, Inc. ..........................        3,701,485
      85,500   Public Service Enterprise Group, Inc. ..........        3,467,025
     122,300   Reliant Energy, Inc. ...........................        3,124,765
     281,600   Southern Co. ...................................        6,406,400
      55,800   TECO Energy, Inc. ..............................        1,473,678
     105,600   TXU Corp. ......................................        4,762,560
     141,120   Xcel Energy, Inc. ..............................        3,853,987
                                                                  --------------
                                                                     103,533,998
                                                                  --------------
               UTILITIES - GAS, DISTRIBUTION - 0.06%
      56,400   Keyspan Corp. ..................................        1,868,532
      18,600   NICOR, Inc. ....................................          724,842
                                                                  --------------
                                                                       2,593,374
                                                                  --------------
               UTILITIES - GAS, PIPELINE - 0.19%
      14,500   Peoples Energy Corp. ...........................          557,090
      84,700   Sempra Energy...................................        1,961,652
     211,400   Williams Companies, Inc. .......................        5,648,608
                                                                  --------------
                                                                       8,167,350
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $2,867,002,619)...........................    4,269,397,596
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                              9
     AG STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
    VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 0.86%
             CERTIFICATES OF DEPOSIT - 0.00%
             State Street Bank Certificate of Deposit:
 $   174,000  3.50% due 5/2/02................................   $      174,000
                                                                 --------------
             COMMERCIAL PAPER - 0.80%
             Baxter Interest L, Inc.:
   4,414,000  2.10% due 12/6/01...............................        4,412,713
             Harley Davidson Dealer Funding:
   1,950,000  2.06% due 12/12/01..............................        1,948,773
             Salomon Smith Barney Holdings, Inc.:
  12,542,000  2.07% due 12/4/01...............................       12,539,837
             United Healthcare Corp.:
   5,273,000  2.12% due 12/4/01...............................        5,272,068
   7,574,000  2.10% due 12/3/01...............................        7,573,116
             Windmill Funding Corp.:
   2,502,000  2.08% due 12/11/01..............................        2,500,554
                                                                 --------------
                                                                     34,247,061
                                                                 --------------
             U.S. TREASURY BILLS - 0.06%
             United States Treasury Bills:
     100,000  2.10% due 12/20/01..............................           99,889
   1,750,000  2.02% due 12/27/01..............................        1,747,447
     875,000  1.85% due 1/17/02...............................          872,887
                                                                 --------------
                                                                      2,720,223
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $37,141,284)...............................       37,141,284
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $2,904,143,903) - 100.05%..................    4,306,538,880
             Other assets and liabilities,
             net - (0.05)%....................................       (2,127,358)
                                                                 --------------
             NET ASSETS - 100%................................   $4,304,411,522
                                                                 --------------
             * Non-income producing
             + Security represents an investment in an
             affiliated company.

                                                                    UNREALIZED
 CONTRACTS                                                         APPRECIATION

--------------------------------------------------------------------------------
           FUTURES CONTRACTS PURCHASED(1)
           (Delivery month/Value at 11/30/01)
 108(2)     S&P 500 Index Futures (December 2001/$1,140).......   $      735,175
                                                                  --------------

(1) U.S. Treasury Bills with a market value of $2,716,572 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

--------------------------------------------------------------------------------

 10             AG MIDCAP INDEX FUND (Unaudited)              November 30, 2001


-------------------------------------------------------------------
                                Average Annual Total Return
                      ---------------------------------------------
  6 Months              1 Year          5 Years            10 Years
-------------------------------------------------------------------
   -6.88%                1.39%          14.63%              15.14%


[CHART APPEARS HERE]

Growth of $10,000 Investment

                   MidCap Index    S&P MidCap
                      Fund            400
                   -----------     ----------
11/30/1991         $10,000.00      $10,000.00
12/31/1991          11,172.32       11,182.10
12/31/1992          12,277.99       12,514.23
12/31/1993          13,862.15       14,260.21
12/31/1994          13,343.38       13,748.74
12/31/1995          17,416.92       18,002.78
12/31/1996          20,688.46       21,467.21
12/31/1997          27,258.73       28,387.74
12/31/1998          32,436.09       33,806.61
12/31/1999          37,274.00       38,786.74
12/29/2000          43,454.45       45,576.89
11/30/2001          40,948.31       43,075.59


Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. Genzyme Corp ............  1.33%
   2. IDEC Pharmaceuticals
       Corp. ................... 1.23%
   3. Electronic Arts, Inc. ...  0.95%
   4. SunGard Data Systems,
       Inc. .................... 0.89%
   5. Millennium
       Pharmaceuticals, Inc. ... 0.87%
   6. M&T Bank Corp ...........  0.80%
   7. Gilead Sciences, Inc. ...  0.80%
   8. Marshall & Ilsley
       Corp. ................... 0.74%
   9. Cadence Design Systems,
       Inc. .................... 0.70%
  10. DST Systems, Inc. .......  0.69%


MANAGEMENT OVERVIEW
A discussion with VALIC

How did the Fund perform relative to its benchmark?
During the six-month period ended 11/30/01, the MidCap Index Fund lost 6.88% while the index (the S&P 400 Midcap Index) gave back 6.77%.

What were the dominant themes for the portfolio and the index?
As with the entire market, technology issues and groups were a drag on the fund's and the index's performance throughout the period.

Which portfolio holdings were among the Fund's best performers?
Leading groups on the upside were primarily consumer/ retail oriented.

Were there any disappointments in the Fund?
Oil and gas drillers and equipment makers contributed heavily to the decline in the six months.

What is your outlook for the next fiscal period?
We are looking forward to a slow economic recovery starting in the next year; however, it will not be back to the exuberant markets of the late 90's, and the recovery will not impact all sectors at the same time or to the same degree.

--------------------------------------------------------------------------------

November 30, 2001                                                            11
           AG MIDCAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 96.11%
               ADVERTISING - 0.77%
      65,100 * Catalina Marketing Corp. .......................   $    2,058,462
      74,400   Harte-Hanks Inc. ...............................        1,860,000
     126,400 * Westwood One, Inc. .............................        3,698,464
                                                                  --------------
                                                                       7,616,926
                                                                  --------------
               AEROSPACE/DEFENSE - 0.95%
     172,200 * SCI Systems, Inc. ..............................        4,933,533
      12,200 * Sequa Corp., Class A............................          568,520
      45,100   Teleflex, Inc. .................................        1,912,240
      76,300 * Titan Corp. ....................................        1,992,956
                                                                  --------------
                                                                       9,407,249
                                                                  --------------
               AIRLINES - 0.47%
      31,000 * Alaska Air Group, Inc. .........................          888,150
      44,800 * Atlas Air Worldwide Holdings, Inc. .............          697,536
      61,000   Expeditors International of Washington, Inc. ...        3,050,610
                                                                  --------------
                                                                       4,636,296
                                                                  --------------
               APPAREL & PRODUCTS - 1.16%
     116,100 * Abercrombie and Fitch Co., Class A .............        2,786,400
      81,600 * American Eagle Outfitters, Inc. ................        1,994,304
      57,000   Claire's Stores, Inc. ..........................          815,100
      51,000 * Coach, Inc. ....................................        1,683,000
      34,400 * Land's End, Inc. ...............................        1,580,680
      94,300   Ross Stores, Inc. ..............................        2,660,203
                                                                  --------------
                                                                      11,519,687
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.50%
      58,900 * Furniture Brands International, Inc. ...........        1,546,125
      88,900   Herman Miller, Inc. ............................        1,943,354
      43,700   Lancaster Colony Corp. .........................        1,461,328
                                                                  --------------
                                                                       4,950,807
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.92%
      77,100   ArvinMeritor, Inc ..............................        1,391,655
      35,400   Carlisle Companies, Inc. .......................        1,188,024
      51,900   Donaldson Co., Inc. ............................        1,889,160
      74,800 * Lear Corp. .....................................        2,674,100
      38,700   Modine Manufacturing Co. .......................          832,437
      30,300   Superior Industries International, Inc. ........        1,183,215
                                                                  --------------
                                                                       9,158,591
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - REPLACEMENT PARTS - 0.64%
      35,100   Kaydon Corp. ...................................   $      716,040
      46,500 * SPX Corp. ......................................        5,649,750
                                                                  --------------
                                                                       6,365,790
                                                                  --------------
               BANKS - OTHER - 0.87%
     150,400   First Tennessee National Corp. .................        5,411,392
     289,100   Sovereign Bancorp, Inc. ........................        3,194,555
                                                                  --------------
                                                                       8,605,947
                                                                  --------------
               BANKS - REGIONAL - 7.79%
      77,540   Associated Banc-Corp. ..........................        2,657,296
     179,300   Banknorth Group, Inc. ..........................        3,892,603
      55,900   City National Corp. ............................        2,434,445
     129,600   Colonial BancGroup, Inc. .......................        1,717,200
     150,000   Compass Bancshares, Inc. .......................        4,054,500
      54,100   First Virginia Banks, Inc. .....................        2,582,734
     100,200   FirstMerit Corp. ...............................        2,535,060
      57,900   Greater Bay Bancorp ............................        1,397,706
     118,300   GreenPoint Financial Corp. .....................        4,239,872
     185,300   Hibernia Corp., Class A.........................        3,035,214
      69,200   Independence Community
               Bank Corp.......................................        1,640,732
     113,600   M&T Bank Corp. .................................        8,008,800
     120,600   Marshall & Ilsley Corp. ........................        7,408,458
      83,400   Mercantile Bankshares Corp. ....................        3,453,594
     240,425   National Commerce Financial Corp ...............        5,770,200
     189,500   North Fork Bancorporation, Inc. ................        5,739,955
      93,600   Pacific Century Financial Corp. ................        2,358,720
      57,300   Provident Financial Group, Inc. ................        1,299,564
     107,850   Roslyn Bancorp, Inc. ...........................        1,896,003
      57,800 * Silicon Valley Bancshares.......................        1,458,294
      92,100   TCF Financial Corp. ............................        4,231,995
      57,700   Webster Financial Corp. ........................        1,761,581
      41,700   Westamerica Bancorp. ...........................        1,625,883
      38,000   Wilmington Trust Corp. .........................        2,302,800
                                                                  --------------
                                                                      77,503,209
                                                                  --------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 0.23%
     183,000   Pepsiamericas, Inc. ............................        2,300,310
                                                                  --------------
               BROADCASTING - 0.84%
     128,300   A.H. Belo Corp. ................................        2,294,004
      54,400 * Emmis Broadcasting Corp., Class A...............          918,532
      53,000 * Entercom Communications Corp. ..................        2,344,190
     127,700 * Hispanic Broadcasting Corp. ....................        2,790,245
                                                                  --------------
                                                                       8,346,971
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - 0.85%
      44,400   Fastenal Co. ...................................   $    2,676,876
      69,400   HON Industries, Inc. ...........................        1,776,640
      55,400   Martin Marietta Materials, Inc. ................        2,354,500
     119,700   RPM, Inc.+ .....................................        1,654,254
                                                                  --------------
                                                                       8,462,270
                                                                  --------------
               CHEMICAL - MAJOR - 0.43%
      53,700   Albemarle Corp. ................................        1,195,899
      30,800   Borg-Warner, Inc. ..............................        1,416,800
     121,300   Solutia, Inc. ..................................        1,683,644
                                                                  --------------
                                                                       4,296,343
                                                                  --------------
               CHEMICAL - MISCELLANEOUS -  1.66%
      34,200   A. Schulman, Inc. ..............................          445,284
      79,400 * Airgas, Inc. ...................................        1,198,940
      28,100 * Cabot Microelectronics Corp. ...................        1,949,016
     132,500   Crompton Corp. .................................        1,060,000
      47,300 * Cytec Industries, Inc. .........................        1,210,407
      40,100   Ferro Corp. ....................................          996,084
      33,000   H.B. Fuller Co. ................................          985,710
      59,900   Lubrizol Corp. .................................        1,910,211
     137,700   Lyondell Chemical Co. ..........................        1,955,340
      22,900   Minerals Technologies, Inc. ....................        1,023,630
      50,900   Olin Corp. .....................................          840,868
      35,300   Rollins, Inc. ..................................          681,290
      56,900   Valspar Corp. ..................................        2,246,412
                                                                  --------------
                                                                      16,503,192
                                                                  --------------
               COAL - 0.12%
      61,200   Arch Coal, Inc. ................................        1,223,388
                                                                  --------------
               CONGLOMERATES - 0.59%
      47,400   Alexander & Baldwin, Inc. ......................        1,139,970
      58,300 * Covanta Energy Corp. ...........................          626,725
     111,100   Dial Corp. .....................................        1,945,361
     103,100   Viad Corp. .....................................        2,141,387
                                                                  --------------
                                                                       5,853,443
                                                                  --------------
               CONTAINERS/PACKAGING - 0.50%
     124,800 * Packaging Corp. of America......................        2,184,000
     111,500   Sonoco Products Co. ............................        2,744,015
                                                                  --------------
                                                                       4,928,015
                                                                  --------------

--------------------------------------------------------------------------------

12                                                            November 30, 2001
     AG MIDCAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - 6.18%
      49,600 * Barr Laboratories, Inc. ........................   $    3,623,280
      65,000 * COR Therapeutics, Inc. .........................        1,365,000
      68,100 * Covance, Inc. ..................................        1,362,000
     243,200 * Genzyme Corp. ..................................       13,283,584
      94,800   ICN Pharmaceuticals, Inc. ......................        2,823,144
     174,800 * IDEC Pharmaceuticals Corp. .....................       12,288,440
      77,100 * Incyte Pharmaceuticals, Inc. ...................        1,466,442
     233,825 * IVAX Corp. .....................................        4,816,795
     254,900 * Millennium Pharmaceuticals, Inc. ...............        8,689,541
     146,300   Mylan Laboratories, Inc. .......................        5,044,424
      91,200 * Sepracor, Inc. .................................        4,550,880
      87,000 * Vertex Pharmaceuticals, Inc. ...................        2,201,100
                                                                  --------------
                                                                      61,514,630
                                                                  --------------
               ELECTRICAL EQUIPMENT - 0.22%
     221,800 * Enterasys Networks, Inc. .......................        2,198,038
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.68%
      38,600   AMETEK, Inc. ...................................        1,113,610
      68,500   Hubbell Inc., Class B...........................        1,865,255
     102,600 * Kemet Corp. ....................................        1,733,940
      48,500 * Plexus Corp. ...................................        1,462,275
      63,700 * UCAR International, Inc. .......................          563,745
                                                                  --------------
                                                                       6,738,825
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 2.63%
     115,600 * Arrow Electronics, Inc. ........................        3,181,312
      60,200 * Commscope, Inc. ................................        1,187,144
      31,100 * DSP Group, Inc. ................................          693,841
      37,200 * FEI Co. ........................................        1,087,728
      87,300 * Gentex Corp. ...................................        2,082,978
      41,300 * Imation Corp. ..................................          895,384
     126,800 * Lattice Semiconductor Corp. ....................        2,462,456
      56,400 * LTX Corp. ......................................        1,200,756
      60,600   Pittston Brink's Group .........................        1,248,966
      81,100 * Semtech Corp. ..................................        3,123,972
     186,500 * Vishay Intertechnology, Inc. ...................        3,427,870
     152,800 * Waters Corp. ...................................        5,584,840
                                                                  --------------
                                                                      26,177,247
                                                                  --------------
               ENTERTAINMENT - 0.60%
      35,000 * GTECH Holdings Corp. ...........................        1,571,150
      62,200   International Speedway Corp.,
               Class B.........................................        2,469,962
      88,500 * Mandalay Resort Group ..........................        1,911,600
                                                                  --------------
                                                                       5,952,712
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FERTILIZERS - 0.16%
     134,400   IMC Global, Inc. ...............................   $    1,579,200
                                                                  --------------
               FINANCE COMPANIES - 0.37%
      96,900 * AmeriCredit Corp. ..............................        2,238,390
      74,100   Metris Companies, Inc. .........................        1,537,575
                                                                  --------------
                                                                       3,775,965
                                                                  --------------
               FINANCIAL SERVICES - 2.09%
      61,800   Allmerica Financial Corp. ......................        2,650,602
      81,200   Eaton Vance Corp. ..............................        2,621,136
      37,200 * Investment Technology Group, Inc................        2,139,000
      64,800   Leucadia National Corp. ........................        1,739,232
      30,200 * NCO Group, Inc. ................................          524,574
      86,099   Neuberger Berman, Inc. .........................        3,407,798
     127,100   SEI Investments Co. ............................        5,147,550
      93,300   Waddell & Reed Financial, Inc.,
               Class A.........................................        2,520,033
                                                                  --------------
                                                                      20,749,925
                                                                  --------------
               FOODS - 2.67%
      41,700   Dean Foods Co. .................................        1,909,860
      65,400   Dole Food Co., Inc. ............................        1,540,170
      33,500   Dreyer's Grand Ice Cream, Inc. .................        1,172,165
     162,300   Hormel Foods Corp. .............................        4,063,992
      59,000   Interstate Bakeries Corp. ......................        1,453,760
      33,900   Lance, Inc. ....................................          494,601
      80,600   McCormick & Co., Inc. ..........................        3,465,800
      56,000   Sensient Technologies Corp. ....................        1,001,840
      28,400   Smucker, J.M. Co. ..............................          999,964
      32,200 * Suiza Foods Corp. ..............................        1,938,762
      59,200   Tootsie Roll Industries, Inc. ..................        2,263,808
      51,500   Trinity Industries, Inc. .......................        1,372,990
     406,200   Tyson Foods, Inc., Class A......................        4,886,586
                                                                  --------------
                                                                      26,564,298
                                                                  --------------
               FOOTWEAR - 0.14%
      26,000 * Payless ShoeSource, Inc. .......................        1,438,060
                                                                  --------------
               FREIGHT - 0.60%
      56,300   Airborne Freight Corp. .........................          756,109
      99,100   C. H. Robinson Worldwide, Inc. .................        2,753,989
      55,600 * EGL, Inc. ......................................          837,892
      41,300 * J.B. Hunt Transport Services, Inc. .............          739,270
      40,000   Overseas Shipholding Group, Inc. ...............          868,000
                                                                  --------------
                                                                       5,955,260
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - 3.53%
     123,700 * Apogent Technologies, Inc. .....................   $    3,018,280
      63,000 * Apria Healthcare Group, Inc. ...................        1,515,780
      68,900 * Edwards Lifesciences Corp. .....................        1,739,725
     114,300 * First Health Group Corp. .......................        2,748,915
     144,000 * Health Net, Inc. ...............................        2,880,000
      49,800 * Henry Schein, Inc. .............................        2,001,960
     125,600 * Lincare Holdings, Inc. .........................        3,732,832
     109,000   Omnicare, Inc. .................................        2,330,420
     115,500 * Oxford Health Plans, Inc. ......................        3,327,555
      39,400 * PacifiCare Health Systems, Inc., Class A........          691,470
      79,100 * Patterson Dental Co. ...........................        3,031,903
      80,400 * Steris Corp. ...................................        1,562,172
      42,600 * Trigon Healthcare, Inc. ........................        2,754,090
      70,300 * Universal Health Services, Inc., Class B........        2,946,273
      63,300 * VISX, Inc. .....................................          875,160
                                                                  --------------
                                                                      35,156,535
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.19%
      24,200   Bandag, Inc. ...................................          750,200
      53,300   Federal Signal Corp. ...........................        1,129,427
                                                                  --------------
                                                                       1,879,627
                                                                  --------------
               HOME BUILDERS - 0.51%
     161,400   Clayton Homes, Inc. ............................        2,291,880
      74,300   Lennar Corp. ...................................        2,763,960
                                                                  --------------
                                                                       5,055,840
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.38%
      45,000 * Lifepoint Hospitals, Inc. ......................        1,528,200
      82,713 * Triad Hospitals, Inc. ..........................        2,295,286
                                                                  --------------
                                                                       3,823,486
                                                                  --------------
               HOSPITAL SUPPLIES - 0.97%
      70,600   Beckman Coulter, Inc. ..........................        2,958,140
      60,600   DENTSPLY International, Inc. ...................        2,822,142
      73,200   Hillenbrand Industries, Inc. ...................        3,853,248
                                                                  --------------
                                                                       9,633,530
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.12%
      45,500   Church & Dwight Co., Inc. ......................        1,196,650
                                                                  --------------
               HUMAN RESOURCES - 0.48%
      42,000   Kelly Services, Inc., Class A...................          886,620
      43,900 * Korn/Ferry International........................          377,540
      88,800   Manpower, Inc. .................................        2,892,216
     114,500 * Modis Professional Services, Inc. ..............          658,375
                                                                  --------------
                                                                       4,814,751
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            13
     AG MIDCAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - 1.84%
     104,500 * Acxiom Corp. ..................................   $    1,350,140
      39,100 * Advent Software, Inc. .........................        1,955,782
     102,800 * CDW Computer Centers, Inc. ....................        5,613,908
      72,800 * ChoicePoint, Inc. .............................        3,428,880
     107,800 * Micrel, Inc. ..................................        3,154,228
      69,900 * Quanta Services, Inc. .........................        1,086,945
     119,500 * Sybase, Inc. ..................................        1,720,800
                                                                 --------------
                                                                     18,310,683
                                                                 --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 1.38%
     337,764 * Ascential Software Corp. ......................        1,391,588
     143,600 * DST Systems, Inc. .............................        6,849,720
      56,000 * Internet Security Systems, Inc. ...............        1,814,960
      58,700 * Macrovision Corp. .............................        2,036,303
      57,000 * Retek, Inc. ...................................        1,627,350
                                                                 --------------
                                                                     13,719,921
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 0.21%
      45,600 * MIPS Technologies, Inc., Class B...............          389,880
     177,100 * Quantum Corp. - DLT & Storage Systems..........        1,682,450
                                                                 --------------
                                                                      2,072,330
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 1.90%
     170,800 * Ceridian Corp. ................................        3,125,640
      89,900 * Checkfree Holdings Corp. ......................        1,520,209
     101,600 * Gartner, Inc., Class B.........................          955,040
     238,100 * Rational Software Corp. .......................        4,523,900
     314,500 * SunGard Data Systems, Inc. ....................        8,824,870
                                                                 --------------
                                                                     18,949,659
                                                                 --------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 0.92%
      68,900 * Macromedia, Inc. ..............................        1,529,580
     160,100 * Networks Associates, Inc. .....................        3,674,295
      71,500 * Synopsys, Inc. ................................        3,934,645
                                                                 --------------
                                                                      9,138,520
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - DATA SERVICES - 5.79%
      68,200 * Affiliated Computer Services, Inc., Class A.....   $    6,368,516
      68,000 * BISYS Group, Inc. ..............................        4,001,120
      83,900 * Certegy, Inc. ..................................        2,468,338
      62,000 * CSG Systems International, Inc. ................        1,918,900
      83,900   Diebold, Inc. ..................................        3,254,481
      94,100 * Dun And Bradstreet Corp. .......................        3,223,866
     155,800 * Electronic Arts, Inc. ..........................        9,419,668
     103,600 * Henry Jack & Associates, Inc. ..................        2,475,004
      45,500 * Infocus Corp. ..................................        1,026,025
      88,000 * Keane, Inc. ....................................        1,474,000
     104,100 * Legato Systems, Inc. ...........................        1,021,221
      74,900 * Mentor Graphics Corp. ..........................        1,697,983
      59,600 * National Instruments Corp. .....................        2,157,520
      85,900   Reynolds and Reynolds Co.,
               Class A.........................................        2,162,962
      79,600 * Sandisk Corp. ..................................        1,129,524
     121,800 * Storage Technology Corp. .......................        2,600,430
      46,700   Sykes Enterprises, Inc. ........................          488,482
      88,600 * Symantec Corp. .................................        5,756,342
      63,100 * Tech Data Corp. ................................        2,890,611
      42,900 * Transaction Systems Architects, Inc.,
               Class A.........................................          532,818
      91,800 * Wind River Systems, Inc. .......................        1,578,960
                                                                  --------------
                                                                      57,646,771
                                                                  --------------
               INFORMATION PROCESSING - NETWORKING - 0.74%
     396,100 * 3Com Corp. .....................................        1,774,528
      51,700 * Avocent Corp. ..................................        1,234,079
     131,700 * Mcdata Corp. ...................................        3,306,987
      67,000 * RSA Security, Inc. .............................        1,065,300
                                                                  --------------
                                                                       7,380,894
                                                                  --------------
               INSURANCE - CASUALTY - 0.88%
      79,450   American Financial Group, Inc. .................        1,952,881
      70,400 * Ohio Casualty Corp. ............................        1,048,960
      54,000   Everest Reinsurance Group, Ltd. ................        3,858,300
      68,800   HCC Insurance Holdings, Inc. ...................        1,875,488
                                                                  --------------
                                                                       8,735,629
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - LIFE - 0.57%
      58,100   Mony Group, Inc. ...............................   $    1,819,692
      80,300   Protective Life Corp. ..........................        2,258,036
      35,800   StanCorp Financial Group, Inc. .................        1,634,270
                                                                  --------------
                                                                       5,711,998
                                                                  --------------
               INSURANCE - MISCELLANOUS - 1.32%
      94,500   Arthur J. Gallagher & Co. ......................        3,449,250
     100,800   Fidelity National Financial, Inc. ..............        2,289,168
      51,900   PMI Group, Inc. ................................        3,277,485
     108,600   Radian Group, Inc. .............................        4,159,380
                                                                  --------------
                                                                      13,175,283
                                                                  --------------
               INSURANCE - MULTILINE - 0.78%
      47,500   Horace Mann Educators Corp. ....................          917,700
     138,900   Old Republic International Corp. ...............        3,729,465
      79,100   Unitrin, Inc. ..................................        3,076,990
                                                                  --------------
                                                                       7,724,155
                                                                  --------------
               LEISURE TIME - 0.30%
      89,900   Callaway Golf Co. ..............................        1,433,905
     107,600 * Six Flags, Inc .................................        1,540,832
                                                                  --------------
                                                                       2,974,737
                                                                  --------------
               LODGING - 0.47%
     108,700 * Extended Stay America, Inc. ....................        1,706,590
     347,400 * Park Place Entertainment Corp. ...                      2,918,160
                                                                  --------------
                                                                       4,624,750
                                                                  --------------
               MACHINE TOOLS - 0.81%
     110,900 * Gilead Sciences, Inc. ..........................        8,008,089
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.12%
      83,600   AGCO Corp. .....................................        1,166,220
                                                                  --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.51%
      48,150   Granite Construction, Inc. .....................        1,174,860
      31,300 * Jacobs Engineering Group, Inc. .................        2,158,135
      82,100 * United Rentals, Inc. ...........................        1,787,317
                                                                  --------------
                                                                       5,120,312
                                                                  --------------

--------------------------------------------------------------------------------

14                                                             November 30, 2001
     AG MIDCAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY - INDUSTRIAL/SPECIALTY - 1.19%
      36,200 * Albany International Corp., Class A.............   $      732,688
      83,600 * American Standard Companies, Inc. ..............        5,308,600
      52,000 * Flowserve Corp. ................................        1,278,680
      38,200   Nordson Corp. ..................................          922,912
      33,100   Stewart & Stevenson Services, Inc. .............          590,835
      21,800   Tecumseh Products Co., Class A..................        1,016,534
      70,900   Tidewater, Inc. ................................        2,020,650
                                                                  --------------
                                                                      11,870,899
                                                                  --------------
               MEDICAL TECHNOLOGY - 1.40%
     135,300 * Cytyc Corp. ....................................        3,306,732
     102,400 * Protein Design Labs, Inc. ......................        3,859,456
     110,100 * Quest Diagnostics, Inc. ........................        6,799,776
                                                                  --------------
                                                                      13,965,964
                                                                  --------------
               MERCHANDISE - DRUG - 0.59%
      91,700 * Express Scripts, Inc., Class A..................        3,768,870
      44,300   Longs Drug Stores Corp. ........................        1,014,913
      86,100 * Perrigo Co. ....................................        1,073,667
                                                                  --------------
                                                                       5,857,450
                                                                  --------------
               MERCHANDISE - SPECIALTY - 1.16%
      76,400 * Barnes & Noble, Inc. ...........................        2,360,760
      85,300 * BJ's Wholesale Club, Inc. ......................        3,838,500
      93,600 * Borders Group, Inc. ............................        1,801,800
      71,800 * Sotheby's Holdings, Inc., Class A...............          936,990
      66,200 * Williams-Sonoma, Inc. ..........................        2,572,532
                                                                  --------------
                                                                      11,510,582
                                                                  --------------
               MERCHANDISING - DEPARTMENT -  0.41%
      55,200   Blyth, Inc. ....................................        1,104,000
      55,800 * Neiman Marcus Group, Inc., Class A..............        1,637,730
     166,100 * Saks, Inc. .....................................        1,362,020
                                                                  --------------
                                                                       4,103,750
                                                                  --------------
               MERCHANDISING - FOOD - 0.08%
      54,200   Ruddick Corp. ..................................          842,810
                                                                  --------------

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - MASS - 0.37%
     131,400 * Dollar Tree Stores, Inc. ...............   $    3,684,456
                                                          --------------
               METALS - MISCELLANEOUS - 0.30%
      35,900   Kennametal, Inc. .......................        1,432,769
      60,000   Precision Castparts Corp. ..............        1,545,000
                                                          --------------
                                                               2,977,769
                                                          --------------
               METALS - STEEL - 0.36%
     126,200   AK Steel Holding Corp. .................        1,337,720
      25,800   Carpenter Technology Corp. .............          663,318
      46,600   Harsco Corp. ...........................        1,555,508
                                                          --------------
                                                               3,556,546
                                                          --------------
               MISCELLANEOUS - 0.36%
     104,600 * Polycom, Inc. ..........................        3,611,838
                                                          --------------
               MULTIMEDIA - 0.70%
     291,300 * Cadence Design Systems, Inc. ...........        6,947,505
                                                          --------------
               NATURAL GAS - DIVERSIFIED - 0.53%
      73,900 * Hanover Compressor Co. .................        1,911,793
      94,700   Questar Corp. ..........................        2,202,722
      38,100   Western Gas Resources, Inc. ............        1,138,428
                                                          --------------
                                                               5,252,943
                                                          --------------
               OIL - INTEGRATED DOMESTIC - 0.12%
      92,600   Pennzoil-Quaker State Co. ..............        1,203,800
                                                          --------------
               OIL - INTEGRATED
               INTERNATIONAL - 0.38%
      52,800   Murphy Oil Corp. .......................        3,796,848
                                                          --------------
               OIL - SERVICE - PRODUCTS - 2.05%
     192,700 * BJ Services Co. ........................        5,368,622
      63,400 * Cooper Cameron Corp. ...................        2,322,976
     128,000 * Grant Prideco, Inc. ....................        1,132,800
     199,400   Ocean Energy, Inc. .....................        3,533,368
     155,000 * Pride International, Inc. ..............        1,984,000
     111,998 * Varco International, Inc. ..............        1,584,772
     133,200 * Weatherford International, Inc. ........        4,458,204
                                                          --------------
                                                              20,384,742
                                                          --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - SERVICES - 0.76%
     162,600   ENSCO International, Inc. ......................   $    3,271,512
      59,200 * Smith International, Inc. ......................        2,679,392
      45,000   York International Corp. .......................        1,642,500
                                                                  --------------
                                                                       7,593,404
                                                                  --------------
               OIL/GAS PRODUCERS - 2.09%
      76,500   Cabot Corp. ....................................        2,777,715
      76,500   Equitable Resources, Inc. ......................        2,487,015
      56,300 * Forest Oil Corp. ...............................        1,466,052
      59,300   Helmerich & Payne, Inc. ........................        1,670,481
      66,300   Noble Affiliates, Inc. .........................        2,168,010
      89,400 * Patterson Uti Energy, Inc. .....................        1,810,350
     115,100 * Pioneer Natural Resources Co. ..................        1,927,925
      83,700   Ultramar Diamond Shamrock Corp. ................        4,017,600
      71,700   Valero Energy Corp. ............................        2,509,500
                                                                  --------------
                                                                      20,834,648
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.96%
      64,900   Bowater, Inc. ..................................        3,121,041
      49,700   Glatfelter......................................          727,608
      60,100   Longview Fibre Co. .............................          715,190
      57,400   Pentair Inc.+ ..................................        2,033,108
      33,100   Potlach Corp. ..................................          922,166
      31,800   Rayonier, Inc. .................................        1,454,214
      60,300   Wausau-Mosinee Paper Corp. .....................          621,090
                                                                  --------------
                                                                       9,594,417
                                                                  --------------
               PUBLISHING - NEWS - 0.88%
      51,300   Lee Enterprises, Inc. ..........................        1,808,325
      26,900   Media General, Inc., Class A....................        1,238,207
      11,100   Washington Post Co., Class B....................        5,661,000
                                                                  --------------
                                                                       8,707,532
                                                                  --------------
               PUBLISHING/PRINTING - 0.83%
      28,800   Banta Corp. ....................................          828,864
     120,100   Reader's Digest Association, Inc., Class A .....        2,702,250
      41,200 * Scholastic Corp. ...............................        1,790,140
      62,500 * Valassis Communications, Inc. ..................        2,156,250
      48,000   Wallace Computer Services, Inc. ................          821,280
                                                                  --------------
                                                                       8,298,784
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            15
     AG MIDCAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               RAILROAD - 0.16%
      56,800   GATX Corp. .............................   $    1,600,056
                                                          --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.54%
      66,200   Hospitality Properties Trust............        1,815,866
      71,500 * IndyMac Bancorp Inc. ...................        1,622,335
     102,100   New Plan Excel Realty Trust, Inc........        1,916,417
                                                          --------------
                                                               5,354,618
                                                          --------------
               RESTAURANTS - 0.93%
      40,800   Bob Evans Farms, Inc. ..................          899,232
     116,900 * Brinker International, Inc. ............        3,273,200
      64,800   CBRL Group, Inc. .......................        1,673,784
      89,200 * Outback Steakhouse, Inc. ...............        2,775,904
      26,300 * Papa John's International, Inc. ........          679,066
                                                          --------------
                                                               9,301,186
                                                          --------------
               SAVINGS & LOAN - 1.43%
      57,300   Astoria Financial Corp. ................        2,846,091
     134,500   Dime Bancorp, Inc. .....................        4,642,940
     158,100   Golden State Bancorp, Inc. .............        3,931,947
     123,400   New York Community
               Bancorp, Inc. ..........................        2,825,860
                                                          --------------
                                                              14,246,838
                                                          --------------
               SCHOOLS - 1.06%
     136,500 * Apollo Group, Inc., Class A.............        6,126,120
      81,700 * DeVry, Inc. ............................        2,123,383
      39,800 * Education Management Corp. .............        1,464,640
      44,300 * Sylvan Learning Systems, Inc. ..........          874,482
                                                          --------------
                                                              10,588,625
                                                          --------------
               SECURITIES RELATED - 1.57%
      94,100   A.G. Edwards, Inc. .....................        4,008,660
     433,600 * E*TRADE Group, Inc. ....................        3,468,800
      37,200   Investors Financial Services Corp. .....        2,455,944
      67,200 * LaBranche & Co. Inc. ...................        2,100,000
      76,400   Legg Mason, Inc. .......................        3,609,900
                                                          --------------
                                                              15,643,304
                                                          --------------
               SEMICONDUCTOR EQUIPMENT - 0.95%
     144,800 * LAM Research Corp. .....................        3,174,016
     153,700 * Microchip Technology, Inc. .............        5,550,107
      42,600   Newport Corp. ..........................          757,002
                                                          --------------
                                                               9,481,125
                                                          --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - 2.45%
     543,400 * Atmel Corp. ....................................   $    4,483,050
     137,500   Avnet, Inc. ....................................        3,265,625
      86,500 * Cirrus Logic, Inc. .............................        1,151,315
      69,800 * Credence Systems Corp. .........................        1,157,982
     148,800 * Cypress Semiconductor Corp. ....................        3,425,376
     107,401 * Energizer Holdings, Inc. .......................        1,986,919
     125,200 * Integrated Device Technology, Inc. .............        3,690,896
      73,300 * International Rectifier Corp. ..................        2,452,618
      99,600 * TranSwitch Corp. ...............................          399,396
     151,268 * Triquint Semiconductor, Inc. ...................        2,405,161
                                                                  --------------
                                                                      24,418,338
                                                                  --------------
               TELECOMMUNICATIONS - 1.87%
      46,200 * Adtran, Inc. ...................................        1,206,282
      95,000 * Advanced Fibre Communications, Inc. ............        1,850,600
      49,800 * Dycom Industries, Inc. .........................          811,740
      77,100   Harris Corp. ...................................        2,459,490
      45,370 * L-3 Communications Holdings, Inc. ..............        3,782,950
      56,700 * Plantronics, Inc. ..............................        1,385,748
      75,000 * Powerwave Technologies, Inc. ...................        1,263,750
      64,600 * Price Communications Corp. .....................        1,185,410
     191,000 * RF Micro Devices, Inc. .........................        4,631,750
                                                                  --------------
                                                                      18,577,720
                                                                  --------------
               TEXTILE - PRODUCTS - 0.77%
     141,600 * Jones Apparel Group, Inc. ......................        4,420,752
      61,200 * Mohawk Industries, Inc. ........................        2,806,632
      62,900 * Unifi, Inc. ....................................          405,705
                                                                  --------------
                                                                       7,633,089
                                                                  --------------
               TOBACCO - 0.80%
     118,400   RJ Reynolds Tobacco Holdings, Inc. .............        6,792,608
      32,000   Universal Corp. ................................        1,172,480
                                                                  --------------
                                                                       7,965,088
                                                                  --------------
               TRUCKERS - 0.35%
      57,200   CNF Transportation, Inc. .......................        1,454,596
      98,000 * Swift Transportation Co., Inc. .................        1,983,520
                                                                  --------------
                                                                       3,438,116
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - COMMUNICATION - 0.87%
     255,400 * Broadwing, Inc. ................................   $    2,431,408
      68,700   Telephone and Data Systems, Inc. ...............        6,183,000
                                                                  --------------
                                                                       8,614,408
                                                                  --------------
               UTILITIES - ELECTRIC - 5.02%
      96,300   Allete, Inc. ...................................        2,278,458
     102,600   Alliant Energy Corp. ...........................        2,883,060
      30,400   Black Hills Corp. ..............................          934,800
      52,800   Cleco Corp. ....................................        1,058,112
     103,900   Conectiv, Inc. .................................        2,491,522
     148,300   DPL, Inc. ......................................        3,485,050
      65,000   DQE, Inc. ......................................        1,154,110
     136,300   Energy East Corp. ..............................        2,482,023
      72,500   Great Plains Energy, Inc. ......................        1,740,725
      38,000   Hawaiian Electric Industries, Inc. .............        1,421,200
      43,800   Idacorp, Inc. ..................................        1,634,616
     121,500 * Montana Power Co. ..............................          579,555
     167,600   Northeast Utilities.............................        2,916,240
      62,100   NSTAR...........................................        2,685,204
      91,300   OGE Energy Corp. ...............................        1,996,731
     127,600   Potomac Electric Power Co. .....................        2,693,636
      45,800   Public Service Co. of New Mexico................        1,190,800
     100,900   Puget Energy, Inc. .............................        1,957,460
     122,700   Scana Corp. ....................................        3,315,354
     115,900   Sierra Pacific Resources........................        1,715,320
     133,100   UtiliCorp United, Inc. .........................        3,422,001
      82,600   Western Resources, Inc. ........................        1,424,850
      54,500   WGL Holdings, Inc. .............................        1,510,740
     138,000   Wisconsin Energy Corp. .........................        3,015,300
                                                                  --------------
                                                                      49,986,867
                                                                  --------------
               UTILITIES -
               GAS, DISTRIBUTION - 0.67%
      63,700   AGL Resources, Inc. ............................        1,365,091
      92,600   National Fuel Gas Co. ..........................        2,072,388
      94,700 * National-Oilwell, Inc. .........................        1,585,278
      79,300   Vectren Corp. ..................................        1,681,160
                                                                  --------------
                                                                       6,703,917
                                                                  --------------

--------------------------------------------------------------------------------

16                                                             November 30, 2001
     AG MIDCAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES - GAS, PIPELINE - 0.12%
      69,700 ONEOK, Inc. ......................................   $    1,198,840
                                                                  --------------
             UTILITIES - MISCELLANEOUS - 0.20%
      79,600 MDU Resources Group, Inc. ........................        1,954,976
                                                                  --------------
             WATER SERVICES - 0.48%
     116,100 American Water Works Co., Inc. ...................        4,789,125
                                                                  --------------
             TOTAL COMMON STOCK
             (Cost $976,140,031)...............................      956,435,887
                                                                  --------------
     PAR
    VALUE
 -----------

             SHORT-TERM INVESTMENTS - 3.21%
             COMMERCIAL PAPER - 3.03%
             Baxter Interest L, Inc.:
 $ 7,919,000  2.10% due 12/3/01................................        7,918,076
             Salomon Smith Barney Holdings, Inc.:
  11,209,000  2.07% due 12/4/01................................       11,207,066
             United Healthcare Corp.:
  11,095,000  2.12% due 12/4/01................................       11,093,040
                                                                  --------------
                                                                      30,218,182
                                                                  --------------
             U.S. TREASURY BILLS  - 0.18%
             United States Treasury Bills:
   1,780,000  2.02% due 12/27/01...............................        1,777,399
                                                                  --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $31,995,581)................................       31,995,581
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $1,008,135,612) - 99.32%....................      988,431,468
             Other assets less liabilities, net - 0.68%........        6,729,982
                                                                  --------------
             NET ASSETS - 100.00%..............................   $  995,161,450
                                                                  --------------
             * Non-income producing
             + Security represents an investment in an
             affiliated company.

                                                                   UNREALIZED
CONTRACTS                                                         APPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(1)
    (Delivery month/Value at 11/30/01)
 157(2)  MidCap 400 Index Futures
         (December 2001/$484)...............................     $    1,035,075
                                                                 --------------

(1) U.S. Treasury Bills with a market value of $1,774,407 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.

--------------------------------------------------------------------------------

November 30, 2001        AG SMALL CAP INDEX FUND (Unaudited)                 17

-----------------------------------------------------------------
                              Average Annual Total Return
                    ---------------------------------------------
                                                         Since
  6 Months            1 Year           5 Years         Inception*
-----------------------------------------------------------------
   -6.89%              4.05%            6.83%            10.06%

* May 1, 1992


[CHART APPEARS HERE]

Growth of $10,000 Investment

                Small Cap        Russell
               Index Fund         2000
               -----------     ----------
05/01/1992     $10,000.00      $10,000.00
12/31/1992      11,101.31       11,415.79
12/31/1993      12,869.40       13,571.00
12/31/1994      12,440.34       13,323.49
12/31/1995      15,881.00       17,114.10
12/31/1996      18,536.71       19,936.98
12/31/1997      22,686.50       24,395.56
12/31/1998      22,248.18       23,774.52
12/31/1999      26,985.15       28,828.17
12/29/2000      26,071.85       27,957.24
11/30/2001      25,050.41       26,986.58

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. Triquint Semiconductor,
       Inc. ...................   0.26%
   2. Michaels Stores, Inc. ...   0.24%
   3. Ball Corp. ..............   0.24%
   4. New York Community
       Bancorp, Inc. ..........   0.24%
   5. Andrew Corp. ............   0.22%
   6. Alliant Techsystems,
       Inc. ...................   0.21%
   7. Dial Corp. ..............   0.21%
   8. Dean Foods Co. ..........   0.21%
   9. Harman International
       Industries, Inc. .......   0.20%
  10. Renal Care Group, Inc. ..   0.20%


MANAGEMENT OVERVIEW
A discussion with VALIC

How did the Fund perform relative to its benchmark?
The Small Cap Index Fund's return for the six month period ending 11/30/01 was a loss of 6.89% while its index (the Russell 2000 index) declined 6.54%.

What were the dominant themes for the portfolio and the index?
The small cap Russell 2000 index, and hence the fund, were hurt by the technology sector, which was down 14.6% for the second six months.

Which portfolio holdings were among the Fund's best performers?
The bright spot was the consumer staples group, which was up 15% for the six-month period.

Were there any disappointments in the Fund?
The integrated oils and other energy groups underperformed even the technology group in the period, both losing over 30%.

What is your outlook for the next fiscal period?
We are looking forward to a slow economic recovery starting in the next year; however, it will not be back to the exuberant markets of the late 90's, and the recovery will not impact all sectors at the same time or to the same degree.

--------------------------------------------------------------------------------

18                                                             November 30, 2001
         AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 95.76%
               ADVERTISING - 0.37%
       5,402 * ADVO, Inc. .....................................   $      206,356
       8,610 * Direct Focus, Inc. .............................          240,822
       9,795 * Getty Images, Inc. .............................          194,431
         213   Grey Global Group, Inc. ........................          129,504
       6,052 * Liberty Digital, Inc., Class A..................           19,548
       6,683   Penton Media, Inc. .............................           42,036
                                                                  --------------
                                                                         832,697
                                                                  --------------
               AEROSPACE/DEFENSE - 1.06%
       6,098 * Alliant Techsystems, Inc. ......................          480,522
       4,981 * Armor Holdings, Inc. ...........................          115,061
       5,243 * Aviall, Inc. ...................................           27,369
       8,379 * BE Aerospace, Inc. .............................           69,630
       1,475   Cubic Corp. ....................................           56,035
       2,897   Curtiss-Wright Corp. ...........................          122,833
       3,487 * DRS Technologies, Inc. .........................          116,257
       2,879   EDO Corp. ......................................           70,046
       1,966   Engineered Support Systems, Inc. ...............           83,457
       3,603 * Fairchild Corp., Class A........................           11,926
       9,035   Gencorp, Inc. ..................................          115,196
       3,251   HEICO Corp. ....................................           47,302
       2,245 * Innovative Solutions and Support, Inc. .........           12,123
       2,582 * Ladish Co., Inc. ...............................           22,747
       3,538 * Moog, Inc., Class A.............................           73,166
       9,740 * Orbital Sciences Corp., Class A.................           38,083
      12,888 * Remec, Inc. ....................................          143,057
         992 * Sequa Corp., Class A............................           46,227
       9,113 * Teledyne Technologies, Inc. ....................          133,961
      16,254 * Titan Corp. ....................................          424,555
       7,148 * Trimble Navigation, Ltd. .......................          120,658
       3,671   United Industrial Corp. ........................           63,508
                                                                  --------------
                                                                       2,393,719
                                                                  --------------
               AIRLINES - 0.40%
      17,206 * Airtran Holdings, Inc. .........................          107,365
       7,611 * Alaska Air Group, Inc. .........................          218,055
       9,543 * America West Holdings Corp., Class B............           24,812
         904 * Amtran, Inc. ...................................           10,848
      11,435 * Atlantic Coast Airlines Holdings................          236,705
       4,723 * Atlas Air Worldwide Holdings, Inc. .............           73,537

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AIRLINES - Continued
       8,145 * Frontier Airlines, Inc. ........................   $      120,220
       8,323 * Mesa Airlines, Inc. ............................           57,845
       2,802 * Mesaba Holdings, Inc. ..........................           19,474
       3,628 * Midwest Express Holdings, Inc. .................           44,262
                                                                  --------------
                                                                         913,123
                                                                  --------------
               APPAREL & PRODUCTS - 1.41%
       7,058 * Ann Taylor Stores Corp. ........................          192,472
       1,080 * Bebe Stores, Inc. ..............................           19,969
       4,735   Brown Shoe Co., Inc. ...........................           69,605
       1,802 * Buckle, Inc. ...................................           36,040
       4,011   Cato Corp., Class A.............................           74,163
       5,962 * Charlotte Russe Holding, Inc. ..................          106,124
       6,373 * Chicos FAS, Inc. ...............................          202,088
       3,051 * Childrens Place, Inc. ..........................          106,480
      12,133   Claire's Stores, Inc. ..........................          173,502
       1,181   Debenture Shops, Inc. ..........................           29,123
       8,924 * dELiA*s Corp., Class A..........................           61,397
       4,005 * Dress Barn, Inc. ...............................           91,875
       3,536   Fred's, Inc., Class A...........................          117,360
       1,035   Garan, Inc. ....................................           42,383
       2,252 * Guess?, Inc. ...................................           15,088
       8,121 * Gymboree Corp. .................................           95,422
       5,194 * Hot Topic, Inc. ................................          147,562
       3,043 * J. Jill Group, Inc. ............................           60,069
       6,534   Kellwood Co. ...................................          144,597
       3,233 * Land's End, Inc. ...............................          148,556
       9,111 * Men's Wearhouse, Inc. ..........................          174,658
       7,156 * Nautica Enterprises, Inc. ......................           93,028
       2,791   OshKosh B'Gosh, Inc., Class A...................          119,371
       1,719   Oxford Industries, Inc. ........................           40,568
       8,336 * Pacific Sunwear of California, Inc. ............          150,048
       6,518   Phillips-Van Heusen Corp. ......................           71,698
       6,267 * Quiksilver, Inc. ...............................           90,558
       1,476   Tanger Factory Outlet Centers, Inc. ............           31,203
       8,916 * Too, Inc. ......................................          261,863
       2,302   UniFirst Corp. .................................           45,994
       1,924 * Urban Outfitters, Inc. .........................           35,844
       4,480 * Value City Department Stores, Inc. .............           27,104
       3,985 * Wet Seal, Inc. .................................           84,243
       3,082 * Wilsons Leather Experts, Inc. ..................           36,121
                                                                  --------------
                                                                       3,196,176
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               APPLIANCES/FURNISHINGS - 0.73%
       4,004   Aaron Rents, Inc., Class B......................   $       63,263
       5,007 * Applica, Inc. ..................................           39,806
       2,925   Bassett Furniture Industries, Inc. .............           42,822
      14,478 * Furniture Brands International, Inc. ...........          380,047
       7,624 * Griffon Corp. ..................................          107,117
       4,542   Haverty Furniture Companies, Inc. ..............           69,266
       9,836   Kimball International, Inc., Class B............          139,770
      13,909   La-Z-Boy Chair Co. .............................          292,089
       8,061   Lancaster Colony Corp. .........................          269,560
      20,938 * Metromedia International Group, Inc. ...........           21,357
       1,341   National Presto Industries, Inc. ...............           37,105
       4,058   Oneida, Ltd. ...................................           47,357
       2,075 * Rent-A-Center, Inc. ............................           63,080
       1,675 * Salton, Inc. ...................................           28,241
       6,885   SLI, Inc. ......................................           22,376
       1,509 * Stanley Furniture, Inc. ........................           38,615
                                                                  --------------
                                                                       1,661,871
                                                                  --------------
               AUTO - CARS - 0.18%
      10,652 * ANC Rental Corp. ...............................              852
       4,498 * Group 1 Automotive, Inc. .......................          140,248
       1,826 * Lithia Motors, Inc. ............................           35,607
       4,793   Oshkosh Truck Corp., Class B....................          204,661
       1,522 * United Auto Group, Inc. ........................           27,015
                                                                  --------------
                                                                         408,383
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.75%
       7,308 * Allen Telecom, Inc. ............................           64,676
       3,114 * American Axle & Manufacturing Holdings, Inc. ...           60,567
      19,104   ArvinMeritor, Inc. .............................          344,827
       8,694   Carlisle Companies, Inc. .......................          291,771
      11,202   Donaldson Co., Inc. ............................          407,753
      19,367 * Federal-Mogul Corp. ............................           19,754
       4,471 * Hayes Lemmerz International, Inc. ..............            3,577
       2,331 * IMPCO Technologies, Inc. .......................           32,634
       7,954   Modine Manufacturing Co. .......................          171,091
       5,408   Superior Industries International, Inc. ........          211,182
      10,916 * Tower Automotive, Inc. .........................           93,332
                                                                  --------------
                                                                       1,701,164
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                             19
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - REPLACEMENT PARTS - 0.79%
       2,862   A.O. Smith Corp. ...............................   $       51,172
         617 * Advance Auto Parts, Inc. .......................           26,436
      25,119 * Collins & Aikman Corp. .........................          199,696
      18,029   Cooper Tire & Rubber Co. .......................          267,190
       7,032 * CSK Auto Corp. .................................           59,350
       3,949 * Dura Automotive Systems, Inc. ..................           35,028
       1,159   Gentek, Inc. ...................................            1,762
       7,964   Kaydon Corp. ...................................          162,466
       4,247   Midas, Inc. ....................................           52,875
       4,719   Myers Industries, Inc. .........................           58,516
      10,571 * O'Reilly Automotive, Inc. ......................          353,494
      13,044   Pep Boys-Manny, Moe & Jack......................          216,530
       6,694 * Sonic Automotive, Inc., Class A.................          132,876
       6,990 * Sports Resorts International, Inc. .............           58,646
       2,047   Standard Motor Products, Inc., Class A..........           27,941
       4,965 * TBC Corp. ......................................           59,332
       9,305 * Valence Technology, Inc. .......................           34,242
                                                                  --------------
                                                                       1,797,552
                                                                  --------------
               BANKS - NEW YORK CITY - 0.07%
       1,701   Suffolk Bancorp.................................           79,964
       1,888   Tompkins Trustco, Inc. .........................           75,426
                                                                  --------------
                                                                         155,390
                                                                  --------------
               BANKS - OTHER - 1.09%
       2,614   Alabama National Bancorp........................           81,687
       1,861   Arrow Financial Corp. ..........................           55,357
       3,010   Banner Corp. ...................................           49,153
       3,536   Boston Private Financial Holdings, Inc. ........           71,745
       2,472   CCBT Financial Companies, Inc. .................           60,762
       1,669 * Central Coast Bancorp...........................           34,615
       4,213 * Christopher & Banks Corp. ......................          160,684
       1,984   Cobiz, Inc. ....................................           27,082
       2,104   Community Banks, Inc. ..........................           54,620
       4,530   Fidelity Bankshares, Inc. ......................           67,950
       2,377   Financial Institutions, Inc. ...................           53,982
       6,055   First Bancorp Puerto Rico.......................          177,109
         226 * First Banks America, Inc. ......................            6,870
       3,240   First Merchants Corp. ..........................           75,200
       2,717   German American Bancorp.........................           48,234
      13,352   Hudson United Bancorp...........................          353,828

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - OTHER - Continued
       1,606   Iberiabank Corp. ...............................   $       43,683
       2,643   Irwin Financial Corp. ..........................           43,742
       3,321   Lakeland Bancorp, Inc. .........................           49,819
       2,752   Main Street Banks, Inc. ........................           49,123
       1,749   Medford Bancorp, Inc. ..........................           35,330
       1,497   NBC Capital Corp. ..............................           45,509
       7,486 * Net.B@nk, Inc. .................................           69,171
       1,647   Old Second Bancorp, Inc. .......................           58,172
       1,558   Prosperity Bancshares, Inc. ....................           38,997
         891   Provident Bancorp, Inc. ........................           22,008
       1,097 * Quaker City Bancorp, Inc. ......................           31,923
       2,923   R&G Financial Corp., Class B....................           51,152
       1,035   Royal Bancshares Pennsylvania, Inc., Class A....           18,630
       1,590   S.Y. Bancorp, Inc. .............................           50,323
       1,056   Seacoast Banking Corp., Class A.................           46,305
      15,279 * Soundview Technology Group, Inc. ...............           30,711
       9,481   Sterling Bancshares, Inc. ......................          110,264
       1,187   Troy Financial Corp. ...........................           28,666
       5,522   UCBH Holdings, Inc. ............................          154,561
       7,822   W Holding Co., Inc. ............................          120,928
                                                                  --------------
                                                                       2,477,895
                                                                  --------------
               BANKS - REGIONAL - 5.91%
       3,712   1st Source Corp. ...............................           77,024
       7,317   AMCORE Financial, Inc. .........................          164,486
       5,540   Anchor BanCorp Wisconsin, Inc. .................           99,277
       4,317   Area Bancshares Corp. ..........................           79,433
       1,162   BancFirst Corp. ................................           40,522
       2,204   Bancfirst Ohio Corp. ...........................           48,929
      23,698   BancorpSouth, Inc. .............................          365,897
       6,845   Bank Atlantic Bancorp, Inc., Class A............           54,760
       3,194   Bank of Granite Corp. ..........................           64,519
       7,681 * Bank United Corp. ..............................              538
       3,344 * BOK Financial Corp. ............................          105,670
       2,521   BSB Bancorp, Inc. ..............................           64,033
       1,906   Capital City Bank Group, Inc. ..................           43,666
       2,239   Cathay Bancorp, Inc. ...........................          134,922
       5,940   Centennial Bancorp..............................           42,590
       6,159   Chemical Financial Corp. .......................          174,792
      13,295   Citizens Banking Corp. .........................          426,504

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
       4,850 * City Holding Co. ..............................   $       55,775
       2,737   CityBank.......................................           69,191
      32,514   Colonial BancGroup, Inc. ......................          430,810
       3,770 * Columbia Banking System, Inc. .................           51,724
      14,364   Commercial Federal Corp. ......................          365,420
       2,461   Commonwealth Bancorp, Inc. ....................           54,142
       2,966   Community Bank Systems, Inc. ..................           75,633
      10,483   Community First Bankshares, Inc. ..............          257,253
       2,931   Community Trust Bancorp, Inc. .................           66,885
       3,226   Connecticut Bancshares, Inc. ..................           81,811
       2,598   Corus Bankshares, Inc. ........................          108,856
       2,093   CPB, Inc. .....................................           63,313
       5,986   CVB Financial Corp. ...........................          136,780
       6,634   East West Bancorp, Inc. .......................          146,678
       1,995   Farmers Capital Bank Corp. ....................           71,840
      19,577   First American Corp., Class A..................          349,449
       1,991   First Bancorp North Carolina...................           43,702
       2,560   First Busey Corp., Class A.....................           51,738
       8,996   First Charter Corp. ...........................          157,970
       1,736   First Citizens BancShares, Inc., Class A.......          160,788
      16,792   First Commonwealth Financial Corp. ............          193,948
       2,308   First Community Bancshares, Inc. ..............           66,817
       4,358   First Federal Capital Corp. ...................           64,760
      10,460   First Financial Bancorp........................          171,649
       3,099   First Financial Bankshares, Inc. ..............           88,291
       1,969   First Financial Corp. .........................           81,182
      11,453   First Midwest Bancorp, Inc. ...................          384,363
       2,804   First Niagara Financial Group, Inc. ...........           45,705
       3,048 * First Republic Bank............................           66,081
       7,355   FNB Corp. .....................................          187,552
       6,874 * Friedman, Billings, Ramsey Group, Inc.,
               Class A........................................           30,933
       4,989   Frontier Financial Corp. ......................          129,864
       2,252   GBC Bancorp....................................           60,939
       3,980   Glacier Bancorp, Inc. .........................           75,023
       8,668   Gold Banc Corp., Inc. .........................           61,976
      14,277   Greater Bay Bancorp............................          344,647
       6,319   Harbor Florida Bancshares, Inc. ...............          103,316
       5,256   Harleysville National Corp. ...................          126,091
      16,983   Independence Community Bank Corp. .............          402,667

--------------------------------------------------------------------------------

20                                                             November 30, 2001
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
       3,539   Independent Bank Corp. (MA).....................   $       72,196
       3,473   Independent Bank Corp. (MI).....................           95,160
       4,994   Integra Bank Corp. .............................          102,377
       4,731   International Bancshares Corp. .................          176,939
       2,511   Mid America Bancorp.............................           81,105
       6,256   Mid-State Bancshares............................           97,281
       1,648   Midwest Banc Holdings, Inc. ....................           32,268
       1,660   Mississippi Valley Bankshares, Inc. ............           61,005
       5,016   National Penn Bancshares, Inc. .................          121,187
       7,072   NBT Bancorp, Inc. ..............................           99,715
      10,550 * Ocwen Financial Corp. ..........................           78,176
       2,369   Omega Financial Corp. ..........................           73,794
       7,657   Pacific Capital Bancorp.........................          215,545
       3,967   Pacific Northwest Bancorp.......................           85,330
       3,349   Park National Corp. ............................          307,271
       1,714   Peoples Holding Co. ............................           57,419
       3,312   PFF Bancorp, Inc. ..............................           89,159
       4,302   Promistar Financial Corp. ......................          100,667
       2,053   Republic Bancorp, Inc., Class A.................           25,704
       1,368 * Republic Bancshares, Inc. ......................           17,962
       3,657   Riggs National Corp. ...........................           52,990
       6,762   S&T Bancorp, Inc. ..............................          161,409
       2,756   Sandy Spring Bancorp, Inc. .....................          113,409
       2,279   Santander Bancorp...............................           44,532
       2,509   Second Bancorp, Inc. ...........................           54,822
      12,625 * Silicon Valley Bancshares.......................          318,529
       2,063   Simmons First National Corp., Class A...........           66,367
      12,253   South Financial Group, Inc. ....................          198,254
       7,454 * Southwest BanCorporation of Texas...............          203,121
       2,541   Sterling Bancorp................................           74,477
       3,228   Sterling Financial Corp. .......................           78,505
      11,286   Susquehanna Bancshares, Inc. ...................          227,074
       3,950   Texas Regional Bancshares, Inc., Class A........          147,295
       5,346   Trust Co. of New Jersey.........................          126,700
      20,447   TrustCo Bank Corp. of New York..................          216,533
       3,156   U.S.B. Holding Co., Inc. .......................           45,920
       4,697   UMB Financial Corp. ............................          197,885
       4,161   Umpqua Holdings Corp. ..........................           52,678
       3,018   UNB Corp. ......................................           52,030
      11,860   United Bankshares, Inc. ........................          321,880
       4,332 * United National Bancorp.........................          102,062
       3,461   Washington Trust Bancorp, Inc. .................           64,236

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
      10,032   Waypoint Financial Corp. ......................   $      146,668
       4,691   West Coast Bancorp.............................           65,627
       9,589   Westamerica Bancorp. ..........................          373,875
       3,100   Westcorp.......................................           54,870
       7,587   Whitney Holding Corp. .........................          320,778
       2,144   Wintrust Financial Corp. ......................           65,585
                                                                 --------------
                                                                     13,411,495
                                                                 --------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 0.05%
       2,696 * Boston Beer Co., Inc., Class A.................           37,205
       2,412 * Robert Mondavi Corp., Class A..................           84,516
                                                                 --------------
                                                                        121,721
                                                                 --------------
               BEVERAGE - SOFT DRINKS - 0.01%
         271   Coca-Cola Bottling Co. ........................           10,054
       1,019 * National Beverage Corp. .......................           11,413
                                                                 --------------
                                                                         21,467
                                                                 --------------
               BROADCASTING - 0.46%
       2,401 * 4Kids Entertainment, Inc. .....................           48,788
       4,260 * Ackerley Group, Inc. ..........................           69,821
      11,567 * ACTV, Inc. ....................................           18,739
       2,162 * Beasley Broadcast Group, Inc., Class A.........           26,744
       4,774 * Crown Media Holdings, Inc., Class A............           57,288
       8,440 * Cumulus Media, Inc., Class A...................          105,162
       1,176   Fisher Communications, Inc. ...................           53,743
       1,575 * On Command Corp. ..............................            5,119
       9,061 * Paxson Communications Corp. ...................           84,630
       5,302 * Regent Communications, Inc. ...................           33,138
       2,804 * SAGA Communications, Inc., Class A.............           53,248
       2,532 * Salem Communications Corp., Class A............           52,463
       6,995 * Sinclair Broadcast Group, Inc., Class A........           55,331
      13,604 * Sirius Satellite Radio, Inc. ..................           95,772
      10,631 * Spanish Broadcasting Systems, Inc., Class A....           92,596
      21,956 * UnitedGlobalCom, Inc., Class A.................           30,738
       3,304 * World Wrestling Federation Entertainment, Inc.,
               Class A........................................           42,456

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BROADCASTING - Continued
       3,612 * XM Satellite Radio Holdings, Inc., Class A......   $       41,863
       4,309 * Young Broadcasting, Inc., Class A...............           86,180
                                                                  --------------
                                                                       1,053,819
                                                                  --------------
               BUILDING MATERIALS - 1.18%
       1,049   Ameron, Inc. ...................................           69,601
       8,123   Apogee Enterprises, Inc. .......................          125,500
      10,918 * Armstrong Holdings, Inc. .......................           26,858
       1,467   Butler Manufacturing Co. .......................           38,538
       1,881   Centex Construction Productions, Inc. ..........           55,960
      16,061 * Dal-Tile International, Inc. ...................          345,311
       5,524   Elcor Corp. ....................................          136,498
       7,004   Fedders USA, Inc. ..............................           21,993
       5,391   Florida Rock Industries, Inc. ..................          165,773
       3,423 * Genlyte Group, Inc. ............................           95,844
      12,905   Interface, Inc., Class A........................           64,009
      12,329   Lennox International, Inc. .....................          114,660
       2,711   LSI Industries, Inc. ...........................           68,453
       8,668   Mathews International Corp., Class A............          208,899
         757 * Mestek, Inc. ...................................           18,168
       4,592 * NCI Building Systems, Inc. .....................           62,635
       2,422 * Nortek, Inc. ...................................           50,741
       3,173 * Perini Corp. ...................................           21,513
       1,300   Pitt-Des Moines, Inc. ..........................           41,600
      29,372   RPM, Inc.+ .....................................          405,921
       2,128 * Simpson Manufacturing Co., Inc. ................          110,443
       6,015   Texas Industries, Inc. .........................          209,021
       1,752 * Trex Co., Inc. .................................           26,893
       5,319 * U.S. Concrete, Inc. ............................           34,308
      21,341 * US Industries, Inc. ............................           46,950
      10,616   USG Corp. ......................................           54,354
       4,856   Watsco, Inc. ...................................           62,400
                                                                  --------------
                                                                       2,682,844
                                                                  --------------
               CHEMICAL - MAJOR - 0.40%
       7,272   Albemarle Corp. ................................          161,948
       7,562   Borg-Warner, Inc. ..............................          347,852
       2,539   Chemed Corp. ...................................           78,709
       6,481 * Hexcel Corp. ...................................           16,721
      22,244   Polyone Corp. ..................................          223,552
       3,866   Spartech Corp. .................................           75,000
                                                                  --------------
                                                                         903,782
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                             21
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CHEMICAL - MISCELLANEOUS - 1.69%
       8,384   A. Schulman, Inc. ..............................   $      109,160
      16,270 * Airgas, Inc. ...................................          245,677
       5,790   Arch Chemicals, Inc. ...........................          126,222
       6,422   Cambrex Corp. ..................................          249,687
       3,108   ChemFirst, Inc. ................................           73,162
      32,512   Crompton Corp. .................................          260,096
      11,559 * Cytec Industries, Inc. .........................          295,795
       5,641 * Eden Bioscience Corp. ..........................           23,974
       8,157   Ferro Corp. ....................................          202,620
      15,512 * Fisher Scientific International, Inc. ..........          422,702
       4,715 * Foamex International, Inc. .....................           36,070
       6,945   Georgia Gulf Corp. .............................          124,038
       8,130   H.B. Fuller Co. ................................          242,843
       6,120   MacDermid, Inc. ................................           84,640
      18,192   Millennium Chemicals, Inc. .....................          213,574
       5,629   Minerals Technologies, Inc. ....................          251,616
         631   NCH Corp. ......................................           29,752
       2,745 * NL Industries, Inc. ............................           39,199
       2,826 * Octel Corp. ....................................           45,922
       9,986   Olin Corp. .....................................          164,969
      11,378   Omnova Solutions, Inc. .........................           73,957
       9,300 * Procurenet, Inc. ...............................               93
       2,226   Quaker Chemical Corp. ..........................           45,188
       4,142   Rollins, Inc. ..................................           79,941
       1,809   Stepan Co. .....................................           42,692
       3,471 * TETRA Technologies, Inc. .......................           70,218
       4,148 * Uniroyal Technology Corp. ......................           18,251
       5,137   W.H. Brady Co., Class A.........................          164,127
       4,519   WD-40 Co. ......................................          101,813
                                                                  --------------
                                                                       3,837,998
                                                                  --------------
               COAL - 0.05%
       1,858   NACCO Industries, Inc., Class A.................          103,676
         797   Oglebay Norton Co. .............................            9,891
                                                                  --------------
                                                                         113,567
                                                                  --------------
               COMMERCIAL SERVICES - 0.57%
       1,923 * 1-800 CONTACTS, Inc. ...........................           27,672
       2,390 * 1-800-FLOWERS.COM, Inc., Class A................           34,559
       2,821 * aaiPharma, Inc. ................................           57,125
       2,154 * Actrade Financial Tech, Ltd. ...................           60,527
       8,382 * Arbitron, Inc. .................................          251,795
       4,927   Central Parking Corp. ..........................           86,469
      22,289 * Century Business Services, Inc. ................           37,000

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMERCIAL SERVICES - Continued
       2,424 * Clark/Bardes, Inc. .............................   $       53,376
       6,004 * Coinstar........................................          143,075
       2,668 * FTI Consulting, Inc. ...........................           87,190
       3,378 * GenesisIntermedia, Inc. ........................               34
         739 * ICT Group, Inc. ................................           11,758
       3,438 * Insurance Auto Auctions, Inc. ..................           50,057
      10,531 * Interactive Data Corp. .........................          141,326
       8,784 * Intergrated Electrical Services, Inc. ..........           35,839
       2,778 * MemberWorks, Inc. ..............................           28,669
       4,419 * Prepaid Legal Services, Inc. ...................           84,403
       2,730 * Right Management Consultants, Inc. .............           51,970
       2,471 * Wackenhut Corp., Class A........................           61,528
                                                                  --------------
                                                                       1,304,372
                                                                  --------------
               CONGLOMERATES - 0.40%
      11,660   Alexander & Baldwin, Inc. ......................          280,423
      14,313 * Covanta Energy Corp. ...........................          153,865
      27,267   Dial Corp. .....................................          477,445
                                                                  --------------
                                                                         911,733
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.72%
       9,319   AptarGroup, Inc. ...............................          305,663
       7,949   Ball Corp. .....................................          544,665
       6,372   Clarcor, Inc. ..................................          171,152
      34,222 * Crown Cork & Seal Co., Inc. ....................           34,564
       1,127 * CSS Industries, Inc. ...........................           31,883
       3,711   Greif Brothers Corp., Class A...................          101,422
         746   Liqui-Box Corp. ................................           33,473
      42,090 * Owens Illinois, Inc. ...........................          345,980
       2,802 * Silgan Holdings, Inc. ..........................           61,364
                                                                  --------------
                                                                       1,630,166
                                                                  --------------
               CONTAINERS - PAPER - 0.12%
         445 * AEP Industries, Inc. ...........................           10,017
       4,352   Chesapeake Corp. ...............................          125,251
       4,582 * Ivex Packaging Corp. ...........................           81,789
       3,345   Rock-Tenn Co., Class A..........................           47,164
                                                                  --------------
                                                                         264,221
                                                                  --------------
               COSMETICS/TOILETRIES - 0.06%
       2,811 * Elizabeth Arden, Inc. ..........................           40,057
       7,659 * Playtex Products, Inc. .........................           76,360
       2,229 * Revlon, Inc., Class A...........................           15,603
                                                                  --------------
                                                                         132,020
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - 3.05%
       1,796 * 3 Dimensional Pharmaceuticals, Inc. ............   $       15,948
       8,939 * Adolor Corp. ...................................          133,191
       8,206   AL Pharma, Inc., Class A........................          196,780
      16,296 * Amylin Pharmaceuticals, Inc. ...................          146,827
       4,128 * Antigenics, Inc. ...............................           70,424
       4,343 * Aphton Corp. ...................................           74,917
       4,263 * Array Biopharma, Inc. ..........................           57,337
       5,439   Atrix Labs, Inc. ...............................          135,975
      16,574 * AVANIR Pharmaceuticals, Class A.................           56,186
       4,350 * AVI Biopharma, Inc. ............................           41,499
       7,766 * Cell Pathways, Inc. ............................           41,082
      12,016 * Charles River Laboratories International........          398,330
       7,237 * Columbia Laboratories, Inc. ....................           21,349
      11,784 * Corixa Corp. ...................................          176,878
       7,864 * Corvas International, Inc. .....................           52,060
      16,962 * Covance, Inc. ..................................          339,240
       7,659 * Cubist Pharmaceuticals, Inc. ...................          273,962
       8,818 * Cygnus, Inc. ...................................           48,587
       4,410 * Dendreon Corp. .................................           39,646
       5,444 * Durect Corp., Inc. .............................           61,027
       3,906 * DUSA Pharmaceuticals, Inc. .....................           31,678
       5,532 * Dyax Corp. .....................................           65,167
       4,423 * Emisphere Technologies, Inc. ...................          126,055
       5,949 * Endo Pharmaceuticals Holdings, Inc. ............           56,456
      11,509 * Genelabs Technologies, Inc. ....................           20,141
      10,579 * Genzyme Corp., Biosurgery Division..............           61,887
       4,312 * Genzyme Corp., Molecular Oncology Division......           40,964
       7,041 * Guilford Pharmaceuticals, Inc. .................           91,885
       5,317 * Hemispherx Biopharma, Inc. .....................           21,268
       4,326   Herbalife International, Inc., Class A..........           57,363
       7,604 * Ilex Oncology, Inc. ............................          198,845
       8,741 * Immune Response Corp. ..........................           12,587
      11,400 * ImmunoGen, Inc. ................................          187,758
      19,053 * Incyte Pharmacuticals, Inc. ....................          362,388
       9,675 * Inkine Pharmaceutical Co., Inc. ................           13,932
       9,449 * Insmed, Inc. ...................................           30,709
      10,377 * Interneuron Pharmaceuticals, Inc. ..............           88,204

--------------------------------------------------------------------------------

22                                                             November 30, 2001
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - Continued
       6,661 * K V Pharmaceutical Co., Class B.................   $      187,840
       3,533 * Keryx Biopharmaceuticals, Inc. .................           23,141
       1,393 * KOS Pharmaceuticals, Inc. ......................           43,949
       3,882 * Kosan Biosciences, Inc. ........................           29,309
       3,633 * Large Scale Biology Corp. ......................           14,714
      11,524 * Ligand Pharmaceuticals, Inc., Class B...........          190,376
       6,651 * MacroChem Corp. ................................           19,687
       4,417 * Martek Biosciences Corp. .......................           96,776
       7,419 * Matrix Pharmaceuticals, Inc. ...................            8,309
       3,970 * Miravant Medical Technologies...................           33,229
       3,341   Natures Sunshine Products, Inc. ................           46,607
       3,242 * NeoPharm, Inc. .................................           62,897
       3,335 * Neose Technologies, Inc. .......................           99,917
       6,760 * Neurocrine Biosciences, Inc. ...................          321,708
       3,532 * Neurogen Corp. .................................           66,508
       6,439 * Noven Pharmaceuticals, Inc. ....................           98,839
       7,906 * NPS Pharmaceuticals, Inc. ......................          303,986
       4,519 * Pain Therapeutics, Inc. ........................           31,859
       7,125 * Parexel International Corp. ....................           99,750
       3,852 * Penwest Pharmaceuticals Co. ....................           65,522
       5,112 * Pharmaceutical Resources, Inc. .................          176,364
       6,350 * Pharmacopeia, Inc. .............................           94,234
       4,629 * Pharmacyclics, Inc. ............................          118,132
       7,512 * Regeneron Pharmaceuticals, Inc. ................          207,857
       5,305 * SangStat Medical Corp. .........................          105,092
       1,985 * Seattle Genetics, Inc. .........................            9,826
       4,826 * SuperGen, Inc. .................................           62,883
       6,778 * Tanox, Inc. ....................................          115,972
       5,905 * Telik, Inc. ....................................           74,226
      10,086 * Triangle Pharmaceuticals, Inc. .................           39,840
       8,596 * Valentis, Inc. .................................           35,244
       2,366 * VaxGen, Inc. ...................................           28,510
       3,986 * Versicor, Inc. .................................           59,631
       5,084 * ViroPharma, Inc. ...............................          109,103
                                                                  --------------
                                                                       6,930,369
                                                                  --------------
               ELECTRIC PRODUCTS - 0.04%
       3,100 * ESCO Electronics Corp. .........................           92,535
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 0.84%
       9,062 * Active Power, Inc. .............................   $       54,010
      17,147 * Aeroflex, Inc. .................................          277,953
      14,557 * Arris Group, Inc. ..............................          117,912
       1,532 * August Technology Corp. ........................           12,103
      13,642   Avista Corp. ...................................          164,386
       5,641 * Benchmark Electronics, Inc. ....................          107,856
       7,521   C & D Technologies, Inc. .......................          154,933
       3,716 * Encore Wire Corp. ..............................           42,734
       1,930 * Global Imaging Systems, Inc. ...................           26,055
      14,311 * Intergraph Corp. ...............................          174,022
       7,783 * Intertan, Inc. .................................           71,214
       2,373 * Lecroy Corp. ...................................           39,178
       5,490 * Lightpath Technologies, Inc., Class A...........           19,764
       3,771 * Merix Corp. ....................................           70,442
       2,124 * Neon Communications, Inc. ......................            9,133
       5,978 * Pemstar, Inc. ..................................           90,447
       1,813 * Powell Industries, Inc. ........................           37,003
       7,502 * Power Integrations, Inc. .......................          170,295
       9,533 * Proton Energy Systems, Inc. ....................           61,297
       3,551 * Stoneridge, Inc. ...............................           23,224
       5,546 * Tweeter Home Entertainment Group, Inc. .........          136,986
      15,448 * Viasystems Group, Inc. .........................           13,131
       5,584 * WESCO International, Inc. ......................           25,407
                                                                  --------------
                                                                       1,899,485
                                                                  --------------
               ELECTRONIC EQUIPMENT - 1.79%
       9,543   AMETEK, Inc. ...................................          275,315
       2,492 * Applied Innovation, Inc. .......................           18,690
       3,732 * Artisan Components, Inc. .......................           48,703
       5,006 * Audiovox Corp., Class A.........................           36,093
       9,496 * Beacon Power Corp. .............................            8,451
       3,092   BEI Technologies, Inc. .........................           56,398
       7,062   Belden, Inc. ...................................          153,245
       9,347 * C-COR Electronics, Inc. ........................           90,105
      12,661 * Cable Design Technologies Corp. ................          156,616
       3,972 * Daktronics, Inc. ...............................           32,531
       1,300 * DuraSwitch Industries, Inc. ....................           10,790
       4,136 * Electro Rent Corp. .............................           52,693
       7,814 * Electro Scientific Industries, Inc. ............          221,527
       3,079 * EMCOR Group, Inc. ..............................          139,940
       4,103 * Energy Conversion Devices, Inc. ................           86,984
       5,969 * Esterline Technologies Corp. ...................           90,132
       9,470 * FuelCell Energy, Inc. ..........................          148,868

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT - Continued
       9,429   General Cable Corp. ............................   $      113,148
       9,452 * Identix, Inc. ..................................           79,397
       7,606 * Integrated Silicon Solution, Inc. ..............           88,382
       5,637 * Lantronix, Inc. ................................           32,413
       5,222 * Littelfuse, Inc. ...............................          128,983
       8,777 * Mail-Well, Inc. ................................           34,669
       6,590 * Microtune, Inc. ................................          139,708
      11,833   National Service Industries, Inc. ..............          188,381
      11,993 * Pinnacle Holdings, Inc. ........................            3,718
       4,019 * Plato Learning, Inc. ...........................           56,221
      11,965 * Plexus Corp. ...................................          360,745
       1,500   Richardson Electronics, Ltd. ...................           17,925
       4,820 * Roxio, Inc. ....................................           69,794
       4,425 * Semitool, Inc. .................................           50,932
       2,894 * Sirenza Microdevices, Inc. .....................           15,541
       3,326 * Spectrian Corp. ................................           30,200
       3,151   Standex International Corp. ....................           67,431
      16,704   Thomas & Betts Corp. ...........................          340,929
       4,360   Thomas Industries, Inc. ........................          115,976
       4,547 * Triumph Group, Inc. ............................          136,865
       3,265 * TTM Technologies, Inc. .........................           38,821
      15,631 * UCAR International, Inc. .......................          138,334
       6,508 * Vicor Corp. ....................................           97,555
       3,048   Woodhead Industries, Inc. ......................           49,073
       4,899   X-Rite, Inc. ...................................           39,192
                                                                  --------------
                                                                       4,061,414
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 2.56%
      10,707 * 3DO Co. ........................................           24,626
       2,581 * ADE Corp. ......................................           26,146
      12,638 * Alpha Industries, Inc. .........................          303,312
       1,922 * Analogic Corp. .................................           70,883
       3,485 * Astropower, Inc. ...............................          127,203
       2,474   Bel Fuse, Inc., Class B.........................           56,036
       7,783   BMC Industries, Inc. ...........................           22,182
       4,083 * Britesmile, Inc. ...............................           16,781
       8,474 * Checkpoint Systems, Inc. .......................           89,570
      14,773 * Commscope, Inc. ................................          291,324
       8,191   CTS Corp. ......................................          122,865
       5,616 * Dionex Corp. ...................................          147,532
       6,818 * DSP Group, Inc. ................................          152,110
       2,395 * Excel Technology, Inc. .........................           39,062
       4,398 * FEI Co. ........................................          128,598
       3,107 * FLIR Systems, Inc. .............................          124,746
       5,327   Gerber Scientific, Inc. ........................           52,737

--------------------------------------------------------------------------------

November 30, 2001                                                             23
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONIC INSTRUMENTS - Continued
      10,853   Harman International Industries, Inc. ..........   $      463,098
      15,782 * Harmonic, Inc. .................................          192,067
       9,452 * Imation Corp. ..................................          204,919
      15,977 * InterDigital Communications Corp. ..............          148,746
      10,797 * Interland, Inc. ................................           24,833
       5,611 * Interlogix, Inc. ...............................          143,081
       1,700   Keithley Instruments, Inc. .....................           29,614
      13,946 * LTX Corp. ......................................          296,910
       5,847 * MagneTek, Inc. .................................           53,149
       2,757 * Measurement Specialties, Inc. ..................           17,921
       2,493 * Medis Technologies, Ltd. .......................           18,199
       9,693   Methode Electronics, Inc., Class A..............           78,416
       2,849 * Microvision, Inc. ..............................           40,000
       4,522 * Molecular Devices Corp. ........................           90,576
       2,105 * Nanometrics, Inc. ..............................           48,099
       4,217 * Nu Horizons Electronics Corp. ..................           37,953
         671 * Optical Cable Corp. ............................              778
       4,767   Park Electrochemical Corp. .....................          120,367
      12,575 * Performance Food Group Co. .....................          427,550
       7,941   Pioneer-Standard Electronics, Inc. .............           89,574
      14,874   Pittston Brink's Group+.........................          306,553
      34,205 * Read-Rite Corp. ................................          229,173
       4,489 * Rogers Corp. ...................................          143,558
       2,877 * SatCon Technology Corp. ........................           15,449
       1,639 * ScanSource, Inc. ...............................           70,264
       1,193 * Simplex Solutions, Inc. ........................           21,534
       1,047 * Spectra-Physics, Inc. ..........................           18,396
       4,196 * Standard Microsystems Corp. ....................           57,989
       8,683   Technitrol, Inc. ...............................          209,260
       4,023 * Universal Electronics, Inc. ....................           66,983
       8,940 * Varian, Inc. ...................................          286,169
           9 * Vialta, Inc., Class A...........................                8
       4,196 * Zygo Corp. .....................................           71,374
                                                                  --------------
                                                                       5,818,273
                                                                  --------------
               ENTERTAINMENT - 1.21%
       4,290 * Alliance Gaming Corp. ..........................          113,084
       5,342 * AMC Entertainment, Inc. ........................           75,269
       6,479 * Argosy Gaming Co. ..............................          212,511
      10,027 * Aztar Corp. ....................................          158,928
       8,241 * Boca Resorts, Inc., Class A.....................           99,469
      10,004 * Digital Generation Systems, Inc. ...............           13,806
       4,662   Dover Downs Entertainment, Inc. ................           65,734
       6,233 * Gaylord Entertainment Co. ......................          145,915

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - Continued
       7,834 * GTECH Holdings Corp. ...........................   $      351,668
      12,365 * Hollywood Entertainment Corp. ..................          184,238
       5,518 * Isle Capri Casinos, Inc. .......................           71,568
       1,532 * Liberty Livewire Corp., Class A.................            9,973
       6,559 * Magna Entertainment Corp., Class A..............           38,305
       7,844 * Midway Games, Inc. .............................          117,189
      12,360 * Pegasus Communications Corp., Class A...........          131,758
       2,514 * Penn National Gaming, Inc. .....................           64,283
       3,737 * Playboy Enterprises, Inc., Class B..............           54,747
       4,062 * Private Media Group, Inc. ......................           32,496
       2,763 * Recoton Corp. ..................................           37,024
       5,192 * Shuffle Master, Inc. ...........................           92,677
       1,765 * Steinway Musical Instruments, Inc. .............           29,829
      10,530 * Take-Two Interactive Software, Inc. ............          146,788
       6,276 * THQ, Inc. ......................................          359,552
       4,823 * Tivo, Inc. .....................................           25,128
       7,609 * Trans World Entertainment Corp. ................           61,405
       1,375 * Trendwest Resorts, Inc. ........................           47,286
                                                                  --------------
                                                                       2,740,630
                                                                  --------------
               FERTILIZERS - 0.26%
       9,465   Delta & Pine Land Co. ..........................          200,847
      31,117   IMC Global, Inc. ...............................          365,625
      11,142 * Terra Industries, Inc. .........................           31,198
                                                                  --------------
                                                                         597,670
                                                                  --------------
               FINANCE COMPANIES - 0.57%
       8,930   Charter Municipal Mortgage Acceptance Co. ......          141,451
       8,675   Chittenden Corp. ...............................          224,162
       3,671 * Credit Acceptance Corp. ........................           33,039
      10,715   Doral Financial Corp. ..........................          347,487
       3,059 * Financial Federal Corp. ........................           86,600
      15,584 * Finova Group, Inc. .............................            9,350
       1,587 * MB Financial, Inc. .............................           40,945
       9,132 * Next Card, Inc. ................................            6,849
       2,841   Oriental Financial Group, Inc. .................           54,150
       1,145   Student Loan Corp. .............................           87,730
       1,987 * Triad Guaranty, Inc. ...........................           69,863
       5,156   WesBanco, Inc. .................................           99,872
       3,053 * WFS Financial, Inc. ............................           72,692
       3,450 * World Acceptance Corp. .........................           23,460
                                                                  --------------
                                                                       1,297,650
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FINANCIAL SERVICES - 0.88%
       6,319   Advanta Corp., Class A..........................   $       57,187
       6,364 * Affiliated Managers Group, Inc. ................          431,798
       8,590   American Capital Strategies, Ltd. ..............          238,630
       1,657 * BKF Capital Group, Inc. ........................           45,568
       3,180 * Compucredit Corp. ..............................           26,712
       9,988 * Corporate Executive Board Co. ..................          332,401
       7,418 * Digital Insight Corp. ..........................          127,812
       1,519 * Gabelli Asset Management, Inc., Class A.........           63,798
       6,412   Jeffries Group, Inc. ...........................          226,664
       3,943   Medallion Financial Corp. ......................           30,755
       1,989   MicroFinancial, Inc. ...........................           19,671
       1,977 * National Processing, Inc. ......................           57,333
       5,251 * NCO Group, Inc. ................................           91,210
       2,956 * New Century Financial Corp. ....................           33,255
       2,212 * PDI, Inc. ......................................           40,679
       1,682   PennFed Financial Services, Inc. ...............           34,817
       4,419   Resource America, Inc. .........................           37,871
       3,917 * Southwest Securities Group, Inc. ...............           79,319
         427   Value Line, Inc. ...............................           17,080
                                                                  --------------
                                                                       1,992,560
                                                                  --------------
               FOODS - 1.95%
       1,003   Alico, Inc. ....................................           30,301
       4,775 * American Italian Pasta Co., Class A.............          177,152
         420 * Arden Group, Inc. ..............................           24,512
       6,979 * Aurora Foods, Inc. .............................           36,640
      10,140   Corn Products International, Inc. ..............          330,057
      10,307   Dean Foods Co. .................................          472,061
       7,159 * Del Monte Foods Co. ............................           60,494
      12,095   Dole Food Co., Inc. ............................          284,837
       5,630   Dreyer's Grand Ice Cream, Inc. .................          196,994
       4,850 * Flowers Foods, Inc. ............................          203,021
       1,304 * Green Mountain Coffee, Inc. ....................           33,082
       6,681 * Hain Celestial Group, Inc. .....................          176,111
       4,434 * International Multifoods Corp. .................          101,184
       3,745   Interpool, Inc. ................................           59,920
       8,153   Interstate Bakeries Corp. ......................          200,890
       1,684 * J & J Snack Foods Corp. ........................           40,298
       6,823   Lance, Inc. ....................................           99,548
      12,267 * NBTY, Inc. .....................................          142,543
       4,316   Pilgrims Pride Corp. ...........................           61,071

--------------------------------------------------------------------------------

24                                                             November 30, 2001
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - Continued
       8,593 * Ralcorp Holdings, Inc. .........................   $      175,727
       1,645   Riviana Foods, Inc. ............................           29,117
         104   Seabord Corp. ..................................           28,392
      13,840   Sensient Technologies Corp. ....................          247,598
       5,444   Smucker, J.M. Co. ..............................          191,683
       5,680 * Spartan Stores, Inc. ...........................           73,442
       7,096 * Suiza Foods Corp. ..............................          427,250
       1,901 * Surebeam Corp., Class A.........................           23,534
       7,350 * Symyx Technologies, Inc. .......................          117,600
      10,631   Trinity Industries, Inc. .......................          283,422
       2,622 * United Natural Foods, Inc. .....................           59,021
       4,652 * Wild Oats Markets, Inc. ........................           44,008
                                                                  --------------
                                                                       4,431,510
                                                                  --------------
               FOOTWEAR - 0.36%
       6,313 * Genesco, Inc. ..................................          121,210
       5,719 * Footstar, Inc. .................................          176,717
       1,902   K-Swiss, Inc., Class A..........................           61,130
       2,115 * Kenneth Cole Productions, Inc., Class A.........           28,130
       4,634 * Skechers USA, Inc., Class A.....................           61,400
       2,523 * Steven Madden, Ltd. ............................           30,200
      12,023   Stride Rite Corp. ..............................           79,953
       4,585 * Vans, Inc. .....................................           64,557
      11,939   Wolverine World Wide, Inc. .....................          178,966
                                                                  --------------
                                                                         802,263
                                                                  --------------
               FREIGHT - 0.62%
      13,825   Airborne Freight Corp. .........................          185,670
       5,785   AMCOL International Corp. ......................           33,379
       3,173   Cascade Natural Gas Corp. ......................           64,095
      10,101 * EGL, Inc. ......................................          152,222
       4,374 * J.B. Hunt Transport Services, Inc. .............           78,295
       5,366 * Kirby Corp. ....................................          141,126
       7,856   Overseas Shipholding Group, Inc. ...............          170,475
       6,097 * RailAmerica, Inc. ..............................           79,261
      15,154   Ryder System, Inc. .............................          310,657
       4,890 * SEACOR SMIT, Inc. ..............................          190,661
                                                                  --------------
                                                                       1,405,841
                                                                  --------------
               FUNERAL SERVICES - 0.08%
      27,637 * Stewart Enterprises, Inc., Class A..............          171,349
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               GOVERNMENT SPONSORED - 0.05%
       2,348 * Federal Agricultural Mortgage Corp. ............   $      106,975
                                                                  --------------
               HARDWARE & TOOLS - 0.06%
       4,699   Barnes Group, Inc. .............................          102,438
       1,402   Lawson Products, Inc. ..........................           37,406
                                                                  --------------
                                                                         139,844
                                                                  --------------
               HEALTHCARE - 2.79%
       7,482 * Accredo Health, Inc. ...........................          276,535
      18,451 * Advanced Tissue Sciences, Inc. .................           69,929
       3,167 * American Healthcorp, Inc. ......................          104,828
       6,673 * AmeriPath, Inc. ................................          192,182
      11,612 * Apria Healthcare Group, Inc. ...................          279,385
       2,579   Cobalt Corp. ...................................           17,099
       4,061   Cooper Companies, Inc. .........................          179,090
       1,911 * Corvel Corp. ...................................           61,993
      22,801 * CYTOGEN Corp. ..................................           75,699
       2,525 * Dianon Systems, Inc. ...........................          122,210
       7,280 * Diversa Corp. ..................................           89,253
       1,266 * Dynacq International, Inc. .....................           28,447
      16,938 * Edwards Lifesciences Corp. .....................          427,684
       5,892 * Genta, Inc. ....................................           94,331
       5,314 * Gentiva Health Services, Inc. ..................          108,565
       5,861 * Genzyme Transgenics Corp. ......................           29,012
       5,594 * Geron Corp. ....................................           56,276
      16,431   Hooper Holmes, Inc. ............................          125,697
       4,602 * IMPATH, Inc. ...................................          171,010
       8,789 * Intuitive Surgical, Inc. .......................           84,023
       5,956   Invacare Corp. .................................          210,842
       1,485 * Inverness Medical Innovations, Inc. ............           22,979
       3,557 * MAXIMUS, Inc. ..................................          139,079
       2,140 * Med-Design Corp. ...............................           36,316
       2,954 * Medquist, Inc. .................................           71,132
       6,208   Mentor Corp. ...................................          175,748
       2,309 * National Healthcare Corp. ......................           36,136
       4,840 * Ocular Sciences, Inc. ..........................          122,694
       2,132 * Option Care, Inc. ..............................           36,244
       7,996 * PacifiCare Health Systems, Inc., Class A........          140,330
       3,331 * Polymedica Corp. ...............................           76,613
      14,636 * Praecis Pharmaceuticals, Inc. ..................           67,033
       9,048 * Province Healthcare Co. ........................          265,106

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - Continued
       4,543 * RehabCare Group, Inc. ..........................   $      120,617
      13,909 * Renal Care Group, Inc. .........................          445,923
       8,748 * Respironics, Inc. ..............................          276,349
       3,331 * Ribozyme Pharmaceuticals, Inc. .................           14,123
       1,121 * RightChoice Managed Care, Inc., Class A.........           78,078
       6,946 * Sierra Health Services, Inc. ...................           62,167
       5,762 * Star Scientific, Inc. ..........................           15,442
      18,758 * Steris Corp. ...................................          364,468
      12,536 * Texas Biotechnology Corp. ......................           76,219
       7,092 * Titan Pharmaceuticals, Inc. ....................           66,310
       4,992 * Trimeris, Inc. .................................          180,411
       6,383 * Trizetto Group, Inc. ...........................           71,681
       5,509 * Tularik, Inc. ..................................          129,572
       1,278 * U.S. Physical Therapy, Inc. ....................           20,448
      27,212 * US Oncology, Inc. ..............................          173,095
       4,489 * Ventiv Health, Inc. ............................           13,108
      14,360 * VISX, Inc. .....................................          189,552
       1,492   Vital Signs, Inc. ..............................           43,880
                                                                  --------------
                                                                       6,334,943
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.25%
       3,248   Bandag, Inc. ...................................          100,688
      13,099   Federal Signal Corp. ...........................          277,568
       7,730 * Terex Corp. ....................................          142,541
       6,615   Wabash National Corp. ..........................           53,251
                                                                  --------------
                                                                         574,048
                                                                  --------------
               HOME BUILDERS - 0.86%
       2,468 * Beazer Homes USA, Inc. .........................          165,356
       1,898 * Crossmann Communities, Inc. ....................           52,651
       3,844 * Hovnanian Enterprises, Inc., Class A............           53,086
      11,879   KB Home.........................................          399,372
       4,785   M.D.C. Holdings, Inc. ..........................          171,255
       1,759 * NVR, Inc. ......................................          319,258
       3,872   Ryland Group, Inc. .............................          232,514
       8,630 * Schuler Homes, Inc. ............................          156,721
       7,486   Standard Pacific Corp. .........................          158,703
       6,434 * Toll Brothers, Inc. ............................          233,232
                                                                  --------------
                                                                       1,942,148
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            25
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HOSPITAL MANAGEMENT - 0.92%
       5,760 * Amsurg Corp. ...................................   $      152,064
      27,880 * Beverly Enterprises, Inc. ......................          253,708
         647 * Carecentric, Inc. ..............................              647
      18,765 * Coventry Health Care, Inc. .....................          393,690
       3,504 * DVI, Inc. ......................................           59,603
      12,625 * Eclipsys Corp. .................................          187,607
      11,050 * Lifepoint Hospitals, Inc. ......................          375,258
       6,862 * Magellan Health Services, Inc. .................           72,394
       5,846 * Pediatrix Medical Group, Inc. ..................          205,487
       2,682 * Select Medical Corp. ...........................           43,180
       5,011 * Sunrise Assisted Living, Inc. ..................          137,803
      17,384   Ventas, Inc. ...................................          212,085
                                                                  --------------
                                                                       2,093,526
                                                                  --------------
               HOSPITAL SUPPLIES - 1.33%
       9,069 * American Medical Systems Holdings, Inc. ........          154,445
       3,258   Arrow International, Inc. ......................          123,283
       5,755 * ArthroCare Corp. ...............................           93,691
      16,683 * Bio-Technology General Corp. ...................          139,804
       1,548 * Closure Medical Corp. ..........................           34,056
       8,129 * Coherent, Inc. .................................          247,935
      18,744 * Computerized Thermal Imaging, Inc. .............           37,488
       2,399 * Conceptus, Inc. ................................           45,533
       6,795 * CONMED Corp. ...................................          121,970
       3,269   Datascope Corp. ................................          122,620
       6,131   Diagnostic Products Corp. ......................          266,147
       1,676 * ICU Medical, Inc. ..............................           72,470
      10,802 * Immunomedics, Inc. .............................          257,088
      11,886 * Isis Pharmaceuticals, Inc. .....................          270,407
           1   Johnson & Johnson ..............................               54
       2,301   Landauer, Inc. .................................           78,924
       9,707   Owens & Minor, Inc. ............................          182,492
      20,421 * PSS World Medical, Inc. ........................          189,527
       2,982 * SonoSite, Inc. .................................           73,506
      11,911 * Techne Corp. ...................................          378,055
       8,518 * Theragenics Corp. ..............................           75,384
      16,443 * Vasomedical, Inc. ..............................           50,973
                                                                  --------------
                                                                       3,015,852
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 0.36%
       1,570   American Woodmark Corp. ........................   $       69,473
       2,329   Bush Industries, Inc., Class A..................           27,948
      10,485   Church & Dwight Co., Inc. ......................          275,755
       4,395   Libbey, Inc. ...................................          145,035
      14,829   Tupperware Corp. ...............................          291,538
                                                                  --------------
                                                                         809,749
                                                                  --------------
               HUMAN RESOURCES - 0.40%
       5,531 * Heidrick & Struggles International, Inc. .......           92,866
       7,186 * HotJobs.com, Ltd. ..............................           50,661
       4,583   Kelly Services, Inc., Class A...................           96,747
       7,096 * Kforce, Inc. ...................................           31,932
      10,862 * Korn / Ferry International .....................           93,413
      11,621 * Labor Ready, Inc. ..............................           53,108
      26,363 * Modis Professional Services, Inc. ..............          151,587
       5,008 * Probusiness Services, Inc. .....................          101,462
       1,925 * Resources Connection, Inc. .....................           41,696
      15,092 * Spherion Corp. .................................          135,073
       2,655 * Watson Wyatt & Co. Holdings, Class A............           51,773
                                                                  --------------
                                                                         900,318
                                                                  --------------
               INFORMATION PROCESSING - 1.09%
       2,345 * 3D Systems Corp. ...............................           26,311
       6,381 * Administaff, Inc. ..............................          186,198
       6,298 * America Online Latin America, Inc., Class A ....           30,734
      11,972 * American Management Systems, Inc. ..............          183,172
       4,197 * BSQUARE Corp. ..................................           15,739
       2,704 * CACI International, Inc., Class A...............          200,015
       2,675 * Caminus Corp. ..................................           49,220
      13,289 * eFunds Corp. ...................................          199,335
       3,976 * F.Y.I., Inc. ...................................          111,487
       3,842 * Falconstor Software, Inc. ......................           29,583
       8,864 * Indus International, Inc. ......................           62,491
      70,090 * Infospace, Inc. ................................          142,984
       7,681 * Infousa, Inc. ..................................           43,014
       3,837 * Intercept Group, Inc. ..........................          124,319
       2,927 * Maxwell Technologies, Inc. .....................           30,616
       3,121 * MCSi, Inc. .....................................           64,761

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - Continued
       4,478 * MRO Software, Inc. ............................   $       76,126
       4,926 * NetScout Systems, Inc. ........................           43,644
       3,924 * Novadigm, Inc. ................................           37,788
       7,491 * Novatel Wireless, Inc. ........................            5,393
       7,009 * NYFIX, Inc. ...................................          146,558
      33,398 * Oplink Communications, Inc. ...................           56,777
      17,003 * S1 Corp. ......................................          252,324
      33,782 * Safeguard Scientifics, Inc. ...................          141,547
       7,110 * Sipex Corp. ...................................           72,806
      10,075 * Stamps. Com, Inc. .............................           31,031
      19,681 * Starbase Corp. ................................            9,644
       1,526 * TRC Companies, Inc. ...........................           68,685
      13,247 * Xybernaut Corp. ...............................           30,998
                                                                 --------------
                                                                      2,473,300
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               2.29%
      12,198 * Actuate Corp. .................................           58,062
       8,755 * Agile Software Corp. ..........................          115,478
      15,568 * Art Technology Group, Inc. ....................           49,818
      81,879 * Ascential Software Corp. ......................          337,341
       9,060 * Aspen Technologies, Inc. ......................          119,320
       8,403 * Blue Martini Software, Inc. ...................           12,857
       5,300 * Brio Technology, Inc. .........................           11,077
       6,159 * Cacheflow, Inc. ...............................           10,901
       7,296 * Centillium Communications, Inc. ...............           73,325
       8,265 * Chordiant Software, Inc. ......................           35,292
      13,779 * Ciber, Inc. ...................................          105,547
       8,468 * Clarent Corp. .................................           45,304
       5,472 * Corillian Corp. ...............................           14,282
       3,666 * CoStar Group, Inc. ............................           71,010
       5,173 * Covansys Corp. ................................           48,678
       2,890 * Digimarc Corp. ................................           46,240
      17,746 * E Piphany, Inc. ...............................          132,918
       6,722 * Echelon Corp. .................................           95,452
       2,586 * Embarcadero Technologies, Inc. ................           45,695
         375 * Envision Development Corp. ....................                4
       5,385 * F5 Networks, Inc. .............................          120,247
       4,901 * First Consulting Group, Inc. ..................           67,879
      10,058 * HNC Software, Inc. ............................          216,247
      32,781 * Inktomi Corp. .................................          163,577
       1,539   Interactive Intelligence, Inc. ................            7,233

--------------------------------------------------------------------------------

26                                                            November 30, 2001
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - Continued
      21,845 * Intertrust Technologies Corp. .................   $       24,466
      28,777 * J.D. Edwards & Co. ............................          379,569
      42,000 * Kana Communications, Inc. .....................           75,600
       3,813 * MapInfo Corp. .................................           52,658
       8,741 * Matrixone, Inc. ...............................           72,201
       9,316 * Microstrategy, Inc., Class A...................           32,047
       5,385 * MSC Software Corp. ............................           75,390
       7,824 * Multex.com, Inc. ..............................           43,814
      11,581 * NetIQ Corp. ...................................          391,554
       7,675 * Nuance Communications, Inc. ...................           74,755
       5,375 * Numerical Technologies, Inc. ..................          143,082
       9,458 * Onyx Software Corp. ...........................           37,359
       4,406 * OTG Software, Inc. ............................           33,838
      28,255 * Portal Software, Inc. .........................           53,685
      10,560 * Pumatech, Inc. ................................           35,270
       6,558 * Rainbow Technologies, Inc. ....................           39,741
       5,515 * Register.com, Inc. ............................           51,014
       7,379 * Saba Software, Inc. ...........................           41,765
       3,830 * Sanchez Computer Associates, Inc. .............           31,636
       4,954 * Seachange International, Inc. .................          146,936
       8,118 * Secure Computing Corp. ........................          176,485
       8,059 * Seebeyond Technology Corp. ....................           41,343
       4,921 * Selectica, Inc. ...............................           19,290
       4,507 * SERENA Software, Inc. .........................          105,734
      11,663 * Sonicwall, Inc. ...............................          198,504
       6,937 * Speechworks International, Inc. ...............           57,508
       5,409 * Stellent, Inc. ................................          127,328
       6,162 * Support Common, Inc. ..........................           19,903
       3,013 * Synplicity, Inc. ..............................           27,358
       3,361   TALX Corp. ....................................           71,959
       5,754 * Tradestation Group, Inc. ......................           10,070
      20,252 * Vitria Technology, Inc. .......................           99,235
       6,140 * Watchguard Technologies, Inc. .................           68,215
       6,789 * Webmethods, Inc. ..............................          107,130
       4,729 * Websense, Inc. ................................          125,886
       3,355 * Witness Systems, Inc. .........................           37,073
       8,277 * Zomax, Inc. ...................................           53,718
                                                                 --------------
                                                                      5,186,903
                                                                 --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 1.61%
       2,885 * Act Manufacturing, Inc. .......................   $        3,750
      28,478 * Adaptec, Inc. .................................          391,003
       9,759 * Artesyn Technologies, Inc. ....................           77,096
       6,120 * Caliper Technologies Corp. ....................           74,848
       1,033   CompX International, Inc., Class A.............           10,278
      17,467 * Concurrent Computer Corp. .....................          256,940
       3,978 * Constellation 3D, Inc. ........................            3,262
      11,896 * DDI Corp. .....................................          130,856
      15,407 * Electronic for Imaging, Inc. ..................          338,030
       2,818 * Electronics Boutique Holdings Co. .............          119,765
       5,516 * Handspring, Inc. ..............................           39,108
       7,227 * Hutchinson Technology, Inc. ...................          151,550
       8,047 * Integrated Circuit Systems, Inc. ..............          150,648
      15,544 * Iomega Corp. ..................................          105,699
       6,527 * JNI Corp. .....................................           60,636
       4,357 * Manufacturers Services, Ltd. ..................           22,003
      11,820 * MEMC Electronic Materials, Inc. ...............           44,325
       5,330 * Mercury Computer Systems, Inc. ................          246,033
      11,194 * MIPS Technologies, Inc., Class A...............          103,656
       1,877 * PC Connection, Inc. ...........................           29,469
       3,712 * Photon Dynamics, Inc. .........................          145,251
       6,277 * Pixelworks, Inc. ..............................          107,023
       4,362 * Radiant Systems, Inc. .........................           40,174
      23,709 * Rambus, Inc. ..................................          202,712
       4,178 * SBS Technologies, Inc. ........................           52,183
      55,429 * Silicon Graphics, Inc. ........................          118,618
      15,886 * Silicon Image, Inc. ...........................           67,039
      18,420 * Stratos Lightwave, Inc. .......................          105,362
      14,377 * Virata Corp. ..................................          189,920
       8,766 * Virginia Linux Systems, Inc. ..................           23,405
      53,670 * Western Digital Corp. .........................          252,786
                                                                 --------------
                                                                      3,663,428
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 1.31%
       5,612 * Acacia Research Corp. .........................           61,675
       3,308 * Alloy, Inc. ...................................           54,582
       1,777 * Ansoft Corp. ..................................           28,130
      11,026 * Answerthink, Inc. .............................           68,361
       4,842 * Carreker Corp. ................................           32,199

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - Continued
       1,340 * Catapult Communications Corp. .................   $       32,495
       2,187 * Cognizant Technology Solutions, Class A........           70,006
      82,032 * Commerce One, Inc. ............................          258,401
       4,573 * Datastream Systems, Inc. ......................           19,435
       5,637 * Digital Think, Inc. ...........................           47,464
       2,444 * Digitas, Inc. .................................            6,550
       4,529 * Espeed, Inc., Class A..........................           37,228
       5,893   Factset Research Systems, Inc. ................          176,672
       3,812 * Forrester Research, Inc. ......................           67,663
       8,454 * Freemarkets, Inc. .............................          166,967
       8,516 * Frontline Capital Group .......................              937
      22,720 * Gartner, Inc., Class A.........................          226,064
      43,449 * Genuity, Inc., Class A.........................           76,036
      10,094   Global Payments, Inc. .........................          337,140
      43,258 * Internap Network Services Corp. ...............           48,449
       6,786 * Keynote Systems, Inc. .........................           53,134
       2,583 * Management Network Group, Inc. ................           15,937
       1,535 * Mcafee.com Corp., Class A......................           36,548
       9,277   NDCHealth Corp. ...............................          305,677
       6,781 * Netegrity, Inc. ...............................          111,547
       2,041 * Netratings, Inc. ..............................           28,370
       3,910 * PC-Tel, Inc. ..................................           34,173
         438 * PEC Solutions, Inc. ...........................           15,764
       6,942 * Pegasus Solutions, Inc. .......................           90,593
       2,862 * Pomeroy Computer Resources, Inc. ..............           43,588
       8,806 * Presstek, Inc. ................................           58,824
       1,473 * Skillsoft Corp. ...............................           35,219
       2,287 * Startek, Inc. .................................           40,937
       1,433 * Syntel, Inc. ..................................           16,480
      13,735 * USinternetworking, Inc. .......................            3,143
      19,593 * VerticalNet, Inc. .............................           31,349
       5,158 * WebEx Communications, Inc. ....................          165,623
       6,741   Wireless Facilities, Inc. .....................           34,986
       8,442 * Xanser Corp. ..................................           16,884
       3,591 * Zixit Corp. ...................................           24,239
                                                                 --------------
                                                                      2,979,469
                                                                 --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            27
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               0.58%
       4,185 * Ansys, Inc. ...................................   $      104,625
       3,960 * Bell Microproducts, Inc. ......................           43,797
       1,876 * EPIQ Systems, Inc. ............................           54,892
       8,920 * EXE Technologies, Inc. ........................           43,975
       4,177 * Extensity, Inc. ...............................            8,521
       4,156 * Infogrames, Inc. ..............................           31,378
       2,732 * Integral Systems, Inc. ........................           57,372
       6,746 * ITXC Corp. ....................................           51,135
      30,365 * Liberate Technologies, Inc. ...................          277,840
      16,685 * Macromedia, Inc. ..............................          370,407
       1,213 * Moldflow Corp. ................................           15,538
       7,769 * Redeemable Hat, Inc. ..........................           61,997
       4,409 * SCM Microsystems, Inc. ........................           69,442
       8,323 * Verity, Inc. ..................................          125,594
                                                                 --------------
                                                                      1,316,513
                                                                 --------------
               INFORMATION PROCESSING - DATA SERVICES - 3.11%
       9,596 * Activision, Inc. ..............................          238,461
      17,666 * Advanced Digital Information Corp. ............          276,473
       7,612 * Anixter International, Inc. ...................          218,997
      12,814 * Auspex Systems, Inc. ..........................           18,209
      10,781 * Avant! Corp. ..................................          111,152
       3,376 * Barra, Inc. ...................................          157,625
       5,638 * Black Box Corp. ...............................          296,841
      14,329 * Borland Software Corp. ........................          207,197
       2,600 * Braun Consulting, Inc. ........................           10,530
       2,862 * CCC Information Services Group, Inc. ..........           15,627
      30,147   Comdisco, Inc. ................................           11,154
       8,601 * Computer Network Technology Corp. .............          161,269
       5,788 * Convera Corp., Class A.........................           16,322
      10,567 * Docent, Inc. ..................................           22,930
      10,864 * Documentum, Inc. ..............................          205,330
      12,387 * Engage, Inc. ..................................            3,345
       5,128   Fair Issac & Co., Inc. ........................          303,270
      10,162 * FileNet Corp. .................................          170,010
       9,314 * Hyperion Solutions Corp. ......................          178,270
       4,815 * IDX Systems Corp. .............................           61,873

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - DATA SERVICES - Continued
      11,168 * Infocus Corp. .................................   $      251,838
       7,867 * Information Resources, Inc. ...................           64,195
       5,801 * JDA Software Group, Inc. ......................           97,979
      15,372 * Keane, Inc. ...................................          257,481
       5,426 * Kronos, Inc. ..................................          233,861
       3,368 * Learning Tree International, Inc. .............           80,697
      25,692 * Legato Systems, Inc. ..........................          252,039
       4,086 * Manhattan Associates, Inc. ....................          123,724
       5,026 * MICROS Systems, Inc. ..........................          125,047
       5,996   MTS Systems Corp. .............................           63,737
     102,089 * Novell, Inc. ..................................          434,899
      13,630 * Oak Technology, Inc. ..........................          158,653
      10,324 * Paxar Corp. ...................................          122,959
      17,708 * Perot Systems Corp., Class A...................          324,942
       6,678 * Phoenix Technologies, Ltd. ....................           71,989
      16,124 * Pinnacle Systems, Inc. ........................           89,004
       3,009 * Planar Systems, Inc. ..........................           57,923
      10,700 * Profit Recovery Group International, Inc. .....           81,748
       8,384 * Progress Software Corp. .......................          143,366
       3,878 * Proquest Co. ..................................          120,800
       3,839 * QRS Corp. .....................................           45,377
       4,536 * RadiSys Corp. .................................           69,174
      22,908 * Sapient Corp. .................................          143,862
       2,545   Schawk, Inc., Class A..........................           26,341
      23,813 * Sonicblue, Inc. ...............................           52,627
       2,827 * SPSS, Inc. ....................................           49,755
       6,535   Sykes Enterprises, Inc. .......................           68,356
       8,893 * Systems & Computer Technology Corp. ...........          103,248
      10,540 * Transaction Systems Architects, Inc., Class A..          130,907
       5,251 * Vastera, Inc. .................................           61,069
       2,291 * Volt Information Sciences, Inc. ...............           29,164
      14,399 * Wave Systems Corp. ............................           40,029
       7,616 * Zebra Technologies Corp., Class A..............          390,320
                                                                 --------------
                                                                      7,051,995
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - NETWORKING - 0.70%
      20,943 * Akamai Technologies, Inc. ......................   $      120,632
       7,711 * Asiainfo Holdings, Inc. ........................          129,776
      14,209 * Avici Systems, Inc. ............................           40,496
      12,800 * Avocent Corp. ..................................          305,536
       6,171 * Centra Software, Inc. ..........................           40,975
       5,042 * Click Commerce, Inc. ...........................           17,950
      24,744 * Cosine Communications, Inc. ....................           29,940
       5,409 * Crossroads Systems, Inc. .......................           22,123
       6,196 * Digex, Inc., Class A............................           18,898
      54,119 * Divine, Inc. ...................................           34,095
      13,561 * Entrust, Inc. ..................................          108,352
       2,331 * ftd.com, Inc., Class A..........................           13,846
       9,999 * I-many, Inc. ...................................           80,992
      12,152 * Ixia............................................          157,854
       7,007 * Loudcloud, Inc. ................................           24,174
       3,540 * Luminent, Inc. .................................            7,080
       7,653 * Metasolv Software, Inc. ........................           60,841
      11,781 * Metawave Communications Corp. ..................           25,565
       2,980 * Micro General Corp. ............................           35,015
       4,961 * Net2Phone, Inc. ................................           27,037
      10,794 * Netro Corp. ....................................           40,478
       1,926 * New Horizons Worldwide, Inc. ...................           20,955
       2,463 * Opnet Technologies, Inc. .......................           31,748
       6,271 * Packeteer, Inc. ................................           39,131
       3,604 * Sorrento Networks Corp. ........................           15,497
      11,076 * StarMedia Network, Inc. ........................              111
       8,337 * Turnstone Systems, Inc. ........................           28,513
       3,289 * U.S. Wireless Corp. ............................               66
       2,665 * Ulticom, Inc. ..................................           26,703
       2,250 * Unify Corp. ....................................              720
      12,115 * Universal Access Global Holdings................           47,370
       8,443 * Visual Networks, Inc. ..........................           26,342
                                                                  --------------
                                                                       1,578,811
                                                                  --------------
               INSURANCE - CASUALTY - 0.61%
       6,202   Argonaut Group, Inc. ...........................          107,295
       1,816   Baldwin & Lyons, Inc., Class B..................           44,419
       2,627   Capitol Transamerica Corp. .....................           42,951
       7,175   Commerce Group, Inc. ...........................          270,139
       4,400   CNA Surety Corp. ...............................           64,944
       1,120   Midland Co. ....................................           45,304
         939   NYMAGIC, Inc. ..................................           17,813

--------------------------------------------------------------------------------

28                                                             November 30, 2001
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                               MARKET VALUE

-------------------------------------------------------------------------------
               INSURANCE - CASUALTY - Continued
       2,820 * Philadelphia Consolidated Holding Corp.   $       97,659
       3,069 * PICO Holdings, Inc. ...................           41,155
       4,754   PMA Capital Corp., Class A.............           88,187
       6,548 * ProAssurance Corp. ....................           96,910
       1,903   RLI Corp. .............................           74,198
       7,304   Selective Insurance Group, Inc. .......          169,599
       3,573   State Auto Financial Corp. ............           57,633
       3,542 * Stewart Information Services Corp. ....           71,867
       1,813   United Fire & Casualty Co. ............           54,735
       9,501   Vesta Insurance Group, Inc. ...........           55,581
                                                         --------------
                                                              1,400,389
                                                         --------------
               INSURANCE - LIFE - 0.67%
       5,587 * Citizens, Inc., Class A................           60,563
       1,669   Great American Financial
               Resources, Inc. .......................           30,726
       3,262 * HealthExtras, Inc. ....................           19,213
      11,666   Horace Mann Educators Corp. ...........          225,387
       1,761   Kansas City Life Insurance Co. ........           63,907
         617 * National Western Life Insurance Co.,
               Class A................................           68,055
       6,223   Presidential Life Corp. ...............          122,406
       8,787   StanCorp Financial Group, Inc. ........          401,127
      11,001 * UICI...................................          157,314
      12,755 * Universal American Financial Corp. ....           90,433
       5,466   W.R. Berkley Corp. ....................          292,431
                                                         --------------
                                                              1,531,562
                                                         --------------
               INSURANCE - MISCELLANEOUS - 0.90%
       3,297 * American Physicians Capital, Inc. .....           65,050
      11,948   Brown & Brown, Inc. ...................          347,926
       9,977   Crawford & Co., Class B................          121,819
      16,415   Fremont General Corp. .................           97,013
       8,438   Harleysville Group, Inc. ..............          204,453
       4,047   Hilb, Rogal & Hamilton Co. ............          240,513
       5,335   LandAmerica Financial Group, Inc. .....          130,707
       4,819   Liberty Corp. .........................          200,952
         298 * Meemic Holdings, Inc. .................            6,496
      13,515 * Mid Atlantic Medical Services, Inc. ...          274,219
      16,074 * Ohio Casualty Corp. ...................          239,503

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - MISCELLANEOUS - Continued
       2,531   SCPIE Holdings, Inc. ...........................   $       50,746
       2,357   Zenith National Insurance Corp. ................           62,932
                                                                  --------------
                                                                       2,042,329
                                                                  --------------
               INSURANCE - MULTILINE - 0.38%
      11,270   Alfa Corp. .....................................          245,686
      12,307   Amerus Group Co. ...............................          428,161
       3,744   Delphi Financial Group, Inc., Class A...........          124,488
       3,347   FBL Financial Group, Inc., Class A..............           57,401
                                                                  --------------
                                                                         855,736
                                                                  --------------
               LEISURE TIME - 0.97%
      13,088 * Acclaim Entertainment, Inc. ....................           71,591
       4,152 * Action Performance Companies, Inc. .............          137,224
         760 * Ameristar Casinos, Inc. ........................           18,088
       3,948 * Anchor Gaming...................................          240,433
       7,615 * Bally Total Fitness Holding Corp. ..............          161,743
       8,513 * Boyd Gaming Corp. ..............................           44,523
         779   Churchill Downs, Inc. ..........................           22,349
       6,473 * Dollar Thrifty Automotive Group, Inc. ..........           87,062
       7,157 * Handleman Co. ..................................           98,480
       5,274 * JAKKS Pacific, Inc. ............................          131,797
       5,509 * MTR Gaming Group, Inc. .........................           74,702
       5,296 * Pinnacle Entertainment, Inc. ...................           36,913
       6,662   Polaris Industries, Inc. .......................          352,753
       2,807 * Research Frontiers, Inc. .......................           47,494
       4,470 * Scotts Co., Class A.............................          195,831
       3,803 * Speedway Motorsports, Inc. .....................           88,382
      10,966 * Station Casinos, Inc. ..........................          120,407
       2,289 * Vail Resorts, Inc. .............................           40,676
       3,655   Winnebago Industries, Inc. .....................          123,173
       5,697 * WMS Industries, Inc. ...........................          117,700
                                                                  --------------
                                                                       2,211,321
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               LODGING - 0.31%
      10,115 * Choice Hotels International, Inc. ..............   $      185,610
       2,857   Deltic Timber Corp. ............................           75,396
       2,829 * Hollywood Casino Corp., Class A.................           25,659
       5,016   Marcus Corp. ...................................           69,421
      10,868   Meristar Hospitality Corp. .....................          143,349
       4,992 * NS Group, Inc. .................................           27,955
      12,837 * Prime Hospitality Corp. ........................          128,884
       4,548 * Resortquest International, Inc. ................           23,013
      42,893 * Wyndham International, Inc., Class A............           25,307
                                                                  --------------
                                                                         704,594
                                                                  --------------
               MACHINE TOOLS - 0.26%
       2,354 * Chiles Offshore, Inc. ..........................           42,301
       4,518   Milacron, Inc. .................................           63,117
       6,699 * PRI Automation, Inc. ...........................          125,338
       8,406   Roper Industries, Inc. .........................          353,052
                                                                  --------------
                                                                         583,808
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.21%
      18,960   AGCO Corp. .....................................          264,492
       2,841   Lindsay Manufacturing Co. ......................           53,269
       3,603   Toro Co. .......................................          165,377
                                                                  --------------
                                                                         483,138
                                                                  --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.28%
       4,386 * Astec Industries, Inc. .........................           60,746
       3,334 * CDI Corp. ......................................           58,478
       8,980   Granite Construction, Inc. .....................          219,112
       6,801 * Insituform Technologies, Inc., Class A..........          149,282
       6,446   Kaman Corp., Class A............................           94,241
       1,788   Quixote Corp. ..................................           42,179
       2,877   Sauer-Danfoss, Inc. ............................           21,577
                                                                  --------------
                                                                         645,615
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                             29
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY - INDUSTRIAL/SPECIALTY - 2.06%
       6,914   AAR Corp. ......................................   $       56,349
       4,499 * Albany International Corp., Class A.............           91,060
       5,021   Applied Industrial Technologies, Inc. ..........           91,935
      10,139 * Asyst Technologies, Inc. .......................          113,151
       6,778   Baldor Electric Co. ............................          139,085
       6,207   Briggs & Stratton Corp. ........................          239,714
       5,126   Burlington Coat Factory Warehouse...............           85,604
       2,050   Carbo Ceramics, Inc. ...........................           68,368
       7,847   Exide Corp. ....................................            6,121
       3,781 * Flow International Corp. .......................           39,436
      10,867 * Flowserve Corp. ................................          267,220
       1,238   Franklin Electric Co., Inc. ....................           96,997
       4,190 * Gardner Denver, Inc. ...........................           90,923
       2,117   Gorman-Rupp Co. ................................           53,137
       8,935   Graco, Inc. ....................................          310,938
       6,483   Helix Technology Corp. .........................          133,355
       6,803   Hughes Supply, Inc. ............................          182,661
       8,777   IDEX Corp. .....................................          266,821
       4,999 * Ionics, Inc. ...................................          135,723
      12,548   JLG Industries, Inc. ...........................          119,833
      14,092 * Kulicke & Soffa Industries, Inc. ...............          221,385
       9,040   Lincoln Electric Holdings, Inc. ................          198,699
       1,579   Lufkin Industries, Inc. ........................           41,291
       7,153   Manitowoc Co., Inc. ............................          203,503
       6,731   Nordson Corp. ..................................          162,621
       3,028 * Osmonics, Inc. .................................           39,364
       5,478   Regal-Beloit Corp. .............................          119,968
       2,256   Robbins & Myers, Inc. ..........................           53,580
       2,746 * Rudolph Technologies, Inc. .....................          102,343
       2,781 * SPS Technologies, Inc. .........................           91,217
       7,227   Stewart & Stevenson Services, Inc. .............          129,002
      11,138 * Stillwater Mining Co. ..........................          175,423
       4,381 * Tecumseh Products Co., Class A..................          204,286
       2,606   Tennant Co. ....................................           87,614
      14,246   Timken Co. .....................................          202,008
       4,417   Watts Industries, Inc., Class A.................           58,569
                                                                  --------------
                                                                       4,679,304
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - 4.13%
       4,183 * ABIOMED, Inc. ..................................   $       79,352
      10,270 * Aclara Biosciences, Inc. .......................           51,863
       1,930 * Advanced Neuromodulation Systems, Inc. .........           52,013
       4,994 * Aksys, Ltd. ....................................           34,958
       6,049 * Albany Molecular Research, Inc. ................          139,490
       4,595 * Alexion Pharmaceuticals, Inc. ..................           98,011
       2,833 * Align Technology, Inc. .........................           11,332
       8,815 * Allscripts Heathcare Solutions, Inc. ...........           28,649
       4,651 * Applied Molecular Evolution.....................           47,766
       7,640 * ARAID Pharmaceuticals, Inc. ....................           32,776
       5,198 * Arena Pharmaceuticals, Inc. ....................           57,594
       5,534 * Arqule, Inc. ...................................           71,001
       3,609 * Aspect Medical Systems, Inc. ...................           35,729
       6,277 * ATS Medica, Inc. ...............................           26,991
      17,370 * Avant Immunotherapeutics, Inc. .................           66,701
       5,737 * Avigen, Inc. ...................................           57,370
       2,388 * Bio-Rad Laboratories, Inc., Class A.............          150,683
       6,238 * BioMarin Pharmaceutical, Inc. ..................           74,856
       4,489 * Biopure Corp., Class A..........................           78,827
       3,547 * Biosite, Inc. ..................................           58,561
       1,062 * BioSphere, Inc. ................................            9,877
       2,734 * Bone Care International, Inc. ..................           51,891
      13,143 * Bruker Daltonics, Inc. .........................          243,540
       8,355 * CardioDynamics International Corp. .............           60,824
       9,924 * Cell Genesys, Inc. .............................          226,863
       9,681 * Cell Therapeutics, Inc. ........................          264,872
       3,271 * Cerus Corp. ....................................          139,868
       4,224 * CIMA Labs, Inc. ................................          146,150
       4,698 * Ciphergen Biosystems, Inc. .....................           24,195
       8,617 * Connetics Corp. ................................           90,909
       4,492 * Cryolife, Inc. .................................          137,455
       9,252 * Curis, Inc. ....................................           51,719
       5,655 * CV Therapeutics, Inc. ..........................          311,873
       5,560 * Cyberonics, Inc. ...............................          135,942
       8,785 * Decode Genetics, Inc. ..........................           82,140
       3,235 * Deltagen, Inc. .................................           30,053
       8,439 * Dendrite International, Inc. ...................          109,454
       3,150 * DiGene Corp. ...................................          100,327
       3,654 * Endocare, Inc. .................................           60,181
       4,383 * Entremed, Inc. .................................           47,380
       6,271 * Enzo Biochem, Inc. .............................          140,345

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - Continued
       5,826 * Esperion Therapeutics, Inc. ....................   $       43,404
       1,134 * Exact Sciences Corp. ...........................           10,274
       9,903 * Exelixis, Inc. .................................          156,963
       3,123   First Horizon Pharmaceutical Corp. .............           76,420
       5,138 * Genaissance Pharmaceuticals, Inc. ..............           18,908
       7,661 * Gene Logic, Inc. ...............................          140,579
       2,844 * Genencor International, Inc. ...................           48,320
       6,530 * Genome Therapeutics Corp. ......................           49,236
       3,229 * Genstar Therapeutics Corp. .....................            8,395
       5,700 * Haemonetics Corp. ..............................          230,850
       1,980 * Harvard Bioscience, Inc. .......................           18,295
       3,750 * Hyseq, Inc. ....................................           30,750
       5,139 * I-STAT Corp. ...................................           32,376
       9,590 * IDEXX Laboratories, Inc. .......................          278,110
       3,550 * IGEN International..............................          127,622
       2,986 * II-VI, Inc. ....................................           48,911
       5,314 * Illumina, Inc. .................................           52,927
      26,945 * Imatron, Inc. ..................................           49,579
       5,048 * Impax Laboratories, Inc. .......................           53,509
       4,424 * INAMED Corp. ...................................          113,697
       4,658 * Inspire Phamaceuticals, Inc. ...................           52,635
       3,399 * Integra Lifesciences Corp. .....................           92,011
       8,125 * InterMune, Inc. ................................          379,437
       2,804 * Kendle International, Inc. .....................           46,266
       9,742 * Lexicon Genetics, Inc. .........................           97,907
       9,153   Louisiana Jolla Pharmaceutical Co. .............           77,343
       4,591 * Luminex Corp. ..................................           70,472
       6,681 * Maxim Pharmaceuticals, Inc. ....................           45,765
       8,351 * Maxygen, Inc. ..................................          149,566
       6,409 * Medicines Co. ..................................           69,730
      10,930 * NABI, Inc. .....................................           98,916
       3,839 * Nanogen, Inc. ..................................           24,262
       6,959 * Napro Biotherapeutics, Inc. ....................           78,776
       2,036 * North American Scientific, Inc. ................           32,474
       3,002 * Northfield Laboratories, Inc. ..................           29,870
       4,165 * Novavax, Inc. ..................................           47,065
       4,263 * Novoste Corp. ..................................           44,165
       6,105 * On Assignment, Inc. ............................          115,812
       5,227 * Onyx Pharmaceuticals, Inc. .....................           28,853
       7,452 * Orasure Technologies, Inc. .....................           71,986
      11,357 * Orchid Biosciences, Inc. .......................           47,018
       8,632 * Organogenesis, Inc. ............................           48,167

--------------------------------------------------------------------------------

30                                                             November 30, 2001
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - Continued
       4,928 * Paradigm Genetics, Inc. ........................   $       24,147
       8,592 * PER-SE Technologies, Inc. ......................           75,008
      29,013 * Peregrine Pharmaceuticals, Inc. ................           58,896
       4,851 * Possis Medical, Inc. ...........................           83,437
       3,909 * Regeneration Technologies, Inc. ................           41,084
       3,089 * Sangamo Biosciences, Inc. ......................           24,712
       9,154 * SciClone Pharmaceuticals, Inc. .................           25,082
      13,033 * Scios Nova, Inc. ...............................          357,365
       5,388 * Sequenom, Inc. .................................           47,738
       5,244 * Serologicals Corp. .............................          108,551
       1,469 * Specialty Laboratories, Inc. ...................           30,922
         550 * SRI / Surgical Express, Inc. ...................            8,294
       3,757 * SurModics, Inc. ................................          121,577
       5,586 * Syncor International Corp. .....................          145,404
      10,581 * Targeted Genetics Corp. ........................           28,357
       2,130 * Third Wave Technologies, Inc. ..................           16,806
      10,218 * Thoratec Laboratories Corp. ....................          173,706
       3,329 * Transgenomic, Inc. .............................           34,089
       6,488 * Transkaryotic Therapies, Inc. ..................          276,648
       7,176 * Tripath Imaging, Inc. ..........................           46,285
       4,329 * United Therapeutics Corp. ......................           38,961
       3,215 * Urologix, Inc. .................................           51,151
       3,486 * Ventana Medical Systems, Inc. ..................           77,563
       5,757 * Vical, Inc. ....................................           68,220
      10,326 * VidaMed, Inc. ..................................           60,097
       7,575 * Vion Pharmaceuticals, Inc. .....................           32,194
       1,468   Virgin Islands Technologies, Inc. ..............           10,893
       2,878   West Pharmaceutical Services, Inc. .............           78,282
       2,442 * Wilson Greatbatch Technologies, Inc.............           69,353
       2,547 * Zoll Medical Corp. .............................           99,537
                                                                  --------------
                                                                       9,372,361
                                                                  --------------
               MERCHANDISE - DRUG - 0.33%
       2,851 * Duane Reade, Inc. ..............................           93,940
       8,734   Longs Drug Stores Corp. ........................          200,096
       6,030 * MGI Pharma, Inc. ...............................           83,516
      17,489 * Perrigo Co. ....................................          218,088
      15,827 * Pharmos Corp. ..................................           35,927
       5,597 * Pozen, Inc. ....................................           30,784
       2,259 * Progenics Pharmaceuticals, Inc. ................           34,427
       7,548 * Rigel Pharmaceuticals, Inc. ....................           41,212
                                                                  --------------
                                                                         737,990
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 2.50%
       5,317 * Advanced Energy Industries, Inc. ...............   $      125,800
      18,250   American Greetings Corp., Class A...............          238,162
       6,821 * APAC Teleservices, Inc. ........................           20,463
       4,697   Arctic Cat, Inc. ...............................           77,641
       6,588 * Avid Technology, Inc. ..........................           69,438
      15,113 * Boyds Collection, Ltd. .........................          109,267
       3,716 * Building Materials Holdings Corp. ..............           41,805
      11,353   Casey's General Stores, Inc. ...................          157,807
       6,385   Cash America International, Inc. ...............           58,423
      27,877 * Charming Shoppes, Inc. .........................          137,712
      10,425 * Circuit City Stores, Inc. ......................          207,979
       1,107 * Coldwater Creek, Inc. ..........................           28,361
       2,857 * Cole National Corp., Class A....................           42,855
      10,811 * Copart, Inc. ...................................          370,601
       6,163 * Cost Plus, Inc. ................................          126,465
       4,443 * Daisytek International Corp. ...................           56,160
      13,413 * Earthshell Corp. ...............................           34,874
       4,931 * Finish Line, Inc., Class A......................           63,511
       3,694 * Fossil, Inc. ...................................           80,344
       3,928   Friedman's, Inc., Class A.......................           35,509
       3,381 * Global Sports, Inc. ............................           63,563
       4,813 * Guitar Center, Inc. ............................           62,762
       4,647   Hancock Fabrics, Inc. ..........................           63,896
       2,189   Hancock Holding Co. ............................           91,872
       1,060 * Hibbett Sporting Goods, Inc. ...................           27,857
       3,695 * International Specialty Products, Inc. .........           30,669
       5,158 * K2, Inc. .......................................           43,069
      10,322 * Linens 'N Things, Inc. .........................          247,728
       5,431 * Mechanical Technology, Inc. ....................           14,718
      18,362 * Michaels Stores, Inc. ..........................          551,778
       2,784   Movado Group, Inc. .............................           51,504
       2,095 * Movie Gallery, Inc. ............................           52,333
      11,315 * MSC Industrial Direct Co., Inc., Class A........          207,630
       3,289 * Nanophase Technologies Corp. ...................           21,379
      12,427   Nu Skin Asia Pacific, Inc., Class A.............           98,795
      30,696 * OfficeMax, Inc. ................................           94,237
       5,589 * Overture Services, Inc. ........................          142,799
       2,410 * Parkervision, Inc. .............................           48,200
      28,374 * PETsMART, Inc. .................................          248,840
       5,879 * Rayovac Corp. ..................................          102,177
       7,041 * Rental-Way, Inc. ...............................           44,006

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - Continued
       2,651   Russ Berrie and Co., Inc. ......................   $       78,337
       5,726 * Seitel, Inc. ...................................           67,223
      16,110 * Sitel Corp. ....................................           32,381
       6,492 * Sola International, Inc. .......................          116,986
       5,778 * Sotheby's Holdings, Inc. Class A................           75,403
       4,227   Spiegel, Inc., Class A..........................           19,148
       5,635   Sturm, Ruger & Co., Inc. .......................           66,775
       1,283 * Tropical Sportswear International Corp. ........           21,862
       2,471 * Tuesday Morning Corp. ..........................           47,814
       2,490 * Ultimate Electronics, Inc. .....................           64,292
       9,145 * United Stationers, Inc. ........................          266,394
       4,315 * Yankee Candle Co. ..............................           85,523
       9,528 * Zale Corp. .....................................          338,244
                                                                  --------------
                                                                       5,673,371
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.55%
       7,700 * 99 Cents Only Stores............................          296,450
         489 * Alexander's, Inc. ..............................           28,558
       9,389   Blyth, Inc. ....................................          187,780
      18,136   Dillards, Inc., Class A.........................          300,151
      26,754   Pier 1 Imports, Inc. ...........................          386,863
       7,052 * Stein Mart, Inc. ...............................           56,768
                                                                  --------------
                                                                       1,256,570
                                                                  --------------
               MERCHANDISING - FOOD - 0.64%
       8,008 * CEC Entertainment, Inc. ........................          297,897
         241   Farmer Brothers Co. ............................           54,948
      11,941   Fleming Companies, Inc. ........................          309,272
       5,541 * Great Atlantic & Pacific Tea Co., Inc. .........          132,707
       5,253 * IHOP Corp. .....................................          148,660
       2,760   Ingles Markets, Inc., Class A...................           33,120
       3,099   Nash Finch Co. .................................           77,041
       8,647 * Pathmark Stores, Inc. ..........................          209,257
       8,714   Ruddick Corp. ..................................          135,503
       1,353   Sanderson Farms, Inc. ..........................           21,648
       3,383 * Smart & Final, Inc. ............................           34,473
                                                                  --------------
                                                                       1,454,526
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                             31
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - MASS - 0.29%
       3,684 * Factory 2-U Stores, Inc. .......................   $       60,860
      11,302 * Insight Enterprises, Inc. ......................          224,345
      29,433 * Priceline.com, Inc. ............................          123,618
       1,068 * Pricesmart, Inc. ...............................           31,506
       5,642 * SCP Pool Corp. .................................          145,620
       7,746 * ShopKo Stores, Inc. ............................           72,193
                                                                  --------------
                                                                         658,142
                                                                  --------------
               METALS - ALUMINUM - 0.06%
       3,599   Century Aluminum Co. ...........................           44,987
       8,403 * Kaiser Aluminum Corp. ..........................           15,630
       4,546   Tredegar Corp. .................................           78,646
                                                                  --------------
                                                                         139,263
                                                                  --------------
               METALS - COPPER - 0.03%
       4,044   Southern Peru Copper Corp. - ADR................           42,866
       2,209 * Wolverine Tube, Inc. ...........................           28,673
                                                                  --------------
                                                                          71,539
                                                                  --------------
               METALS - MISCELLANEOUS - 0.40%
       1,844   A.M. Castle & Co. ..............................           19,030
       4,776   Brush Wellman, Inc. ............................           55,402
       2,463   Circor International, Inc. .....................           42,511
       3,280   Commercial Metals Co. ..........................          108,240
       4,000 * Intermagnetics General Corp. ...................           93,000
       8,964   Kennametal, Inc. ...............................          357,753
       3,252   NN, Inc. .......................................           29,756
       3,423   Penn Engineering & Manufacturing Corp. .........           55,316
       6,006 * RTI International Metals, Inc. .................           53,754
       7,209 * Steel Dynamics, Inc. ...........................           74,108
       5,541 * Titanium Metals Corp. ..........................           16,845
         363   Tremont Corp. ..................................           10,345
                                                                  --------------
                                                                         916,060
                                                                  --------------
               METALS - STEEL - 0.73%
      36,813 * Bethlehem Steel Corp. ..........................           13,621
       5,575   Carpenter Technology Corp. .....................          143,333
       2,737   Cleveland-Cliffs, Inc. .........................           46,283
       1,556 * Gibraltar Steel Corp. ..........................           29,408
      11,452   Harsco Corp. ...................................          382,268
       8,432 * Mueller Industries, Inc. .......................          270,246
       7,312 * Oregon Steel Mills, Inc. .......................           26,542

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               METALS - STEEL - Continued
       3,846   Quanex Corp. ...................................   $      103,727
       6,832   Reliance Steel & Aluminum Co. ..................          166,701
       3,132   Roanoke Electric Steel Corp. ...................           42,720
       4,837 * Rohn Industries, Inc. ..........................            8,755
       6,406   Ryerson Tull, Inc. .............................           71,747
       3,960   Valmont Industries, Inc. .......................           60,746
      19,381   Worthington Industries, Inc. ...................          286,839
                                                                  --------------
                                                                       1,652,936
                                                                  --------------
               MISCELLANEOUS - 1.10%
       6,659 * 7-Eleven, Inc. .................................           81,573
       3,627   Advanced Marketing Series, Inc. ................           61,840
       1,997 * Ambassadors International, Inc. ................           38,083
       3,726 * AMERCO, Inc. ...................................           67,552
       2,270 * Boron Lepore & Associates, Inc. ................           30,418
      16,037 * Brightpoint, Inc. ..............................           51,318
       9,724 * Cadiz, Inc. ....................................           76,431
       2,383 * Coorstek, Inc. .................................           71,037
      40,749   Ikon Office Solutions, Inc. ....................          436,829
      54,598 * Internet Capital Group, Inc. ...................           60,604
       8,394 * Key3Media Group, Inc. ..........................           38,528
       4,282 * Kroll, Inc. ....................................           61,746
       3,756 * Mobile Mini, Inc. ..............................          120,154
      11,554 * Navigant Consulting Co. ........................           45,985
       3,795 * Navigant International, Inc. ...................           40,758
      10,505   Regis Corp. ....................................          247,813
       3,323 * Sage, Inc. .....................................          105,838
      10,881 * Sybron Dental Specialties, Inc. ................          208,915
       4,293 * Universal Display Corp. ........................           33,056
      23,272   USEC, Inc. .....................................          182,220
       8,881 * Veritas DGC, Inc. ..............................          140,764
      11,203 * Viewpoint Corp. ................................           43,468
       7,010   Wabtec Corp. ...................................           84,120
       2,388 * Wackenhut Corp. ................................           33,313
       2,537   Woodward Governor Co. ..........................          130,960
                                                                  --------------
                                                                       2,493,323
                                                                  --------------
               MOBILE HOMES - 0.33%
      13,779 * Champion Enterprises, Inc. .....................          166,313
       4,081   Coachmen Industries, Inc. ......................           41,422
       9,417   Fleetwood Enterprises, Inc. ....................          118,183
       1,942   McGrath Rentcorp................................           49,657
       6,562 * Monaco Coach Corp. .............................          127,959
       4,693 * Palm Harbor Homes, Inc. ........................          112,632
       1,793   Skyline Corp. ..................................           54,507
       1,825   Thor Industries, Inc. ..........................           69,350
                                                                  --------------
                                                                         740,023
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MULTIMEDIA - 0.02%
       2,650   Gray Communications Systems, Inc. ..............   $       33,390
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.63%
      11,679 * Atmos Energy Corp. .............................          228,908
       5,425   Laclede Group, Inc. ............................          128,573
       5,112   New Jersey Resources Corp. .....................          240,008
       9,755 * Southern Union Co. .............................          170,713
       8,368   Southwest Gas Corp. ............................          172,381
       7,820   UGI Corp. ......................................          230,299
       3,097 * Universal Compression Holdings, Inc. ...........           83,340
       5,806   Western Gas Resources, Inc. ....................          173,483
                                                                  --------------
                                                                       1,427,705
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.20%
       9,722 * Meridian Resource Corp. ........................           32,569
      22,797   Pennzoil-Quaker State Co. ......................          296,361
      10,184 * Tesoro Petroleum Corp. .........................          128,318
                                                                  --------------
                                                                         457,248
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.54%
       9,351 * Cal Dive International, Inc. ...................          199,924
       1,761 * Dril Quip, Inc. ................................           34,023
       3,217   Getty Realty Corp. .............................           59,836
       2,165 * Gulf Island Fabrication, Inc. ..................           25,309
       3,695 * Hydril Co. .....................................           71,572
       4,013 * Key Production Co., Inc. .......................           63,004
       7,153 * Lone Star Technologies, Inc. ...................          108,082
       8,303 * Magnum Hunter Resources, Inc. ..................           70,575
       9,743 * Maverick Tube Corp. ............................          102,204
       2,638 * Natco Group, Inc., Class A......................           17,041
       1,928 * Osca, Inc., Class A.............................           35,533
      24,796 * Parker Drilling Co. ............................           76,124
       6,447 * Petroquest Energy, Inc. ........................           38,489
       4,097 * PYR Energy Corp. ...............................            8,645
       3,082   RPC, Inc. ......................................           47,309
       5,193   SEMCO Energy, Inc. .............................           62,835
       6,185 * Syntroleum Corp. ...............................           34,883
       4,422 * TransMontaigne, Inc. ...........................           24,321
       7,092 * Trico Marine Services, Inc. ....................           45,389
       6,011 * W H Energy Services, Inc. ......................           92,690
                                                                  --------------
                                                                       1,217,788
                                                                  --------------

--------------------------------------------------------------------------------

32                                                             November 30, 2001
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - SERVICES - 0.61%
       1,311 * Gulfmark Offshore, Inc. ........................   $       35,358
       4,160 * Horizon Offshore, Inc. .........................           29,994
      27,201 * Key Energy Services, Inc. ......................          224,408
       3,683 * McMoRan Exploration Co. ........................           25,044
       6,336 * Oceaneering International, Inc. ................          128,938
       5,061 * Offshore Logistics, Inc. .......................           93,882
       2,834 * Oil States International, Inc. .................           26,186
       3,864 * Pure Resources, Inc. ...........................           73,416
      13,855 * Range Resources Corp. ..........................           58,052
      12,533 * Superior Energy Services, Inc. .................           82,467
      12,804 * Unova, Inc. ....................................           61,843
       8,646 * Westport Resources Corp. .......................          150,268
      11,076   York International Corp. .......................          404,274
                                                                  --------------
                                                                       1,394,130
                                                                  --------------
               OIL/GAS PRODUCERS - 1.51%
       4,230 * 3TEC Energy Corp. ..............................           60,743
       1,703   ATP Oil & Gas Corp. ............................            8,430
       2,644 * Atwood Oceanics, Inc. ..........................           84,872
       4,854   Berry Petroleum Co., Class A....................           74,994
       8,459   Cabot Oil & Gas Corp., Class A..................          186,859
       3,301 * Callon Petroleum Co. ...........................           19,476
      40,308 * Chesapeake Energy Corp. ........................          257,971
       1,294 * Clayton Williams Energy, Inc. ..................           18,245
       6,682 * Comstock Resources, Inc. .......................           44,168
       5,511 * Denbury Resources, Inc. ........................           35,711
       8,826 * EEX Corp. ......................................           16,328
       3,732 * Emex Corp. .....................................           13,809
       2,027 * Encore Acquisition Co. .........................           27,324
       6,321 * Energy Partners, Ltd. ..........................           39,001
       4,763 * Evergreen Resources, Inc. ......................          184,804
       7,469   Frontier Oil Corp. .............................          120,027
      41,012 * Grey Wolf, Inc. ................................          112,783
       2,434   Holly Corp. ....................................           45,686
       2,796 * Houston Exploration Co. ........................           85,138
      13,070 * Input/Output, Inc. .............................          101,946
       7,792 * KCS Energy, Inc. ...............................           22,597
       4,194 * Nuevo Energy Co. ...............................           48,650
       5,469   Patina Oil & Gas Corp. .........................          149,523
       2,265   Penn Virginia Corp. ............................           71,234
       6,890 * Plains Resources, Inc. .........................          167,083
       2,785 * Prima Energy Corp. .............................           60,657
       1,122 * Prize Energy Corp. .............................           19,242

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL/GAS PRODUCERS - Continued
       2,285 * Quicksilver Resources, Inc. ....................   $       35,737
       4,726 * Remington Oil & Gas Corp. ......................           76,987
       5,515 * Spinnaker Exploration Co. ......................          228,707
       7,991   St. Mary Land & Exploration Co. ................          153,028
       6,167 * Stone Energy Corp. .............................          219,854
       6,624 * Swift Energy Co. ...............................          121,153
       9,542 * Tom Brown, Inc. ................................          223,283
      10,338 * Unit Corp. .....................................          126,227
      14,007   Vintage Petroleum, Inc. ........................          173,407
                                                                  --------------
                                                                       3,435,684
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.71%
       6,230 * Buckeye Technologies, Inc. .....................           60,680
       7,447   Caraustar Industries, Inc. .....................           50,416
       3,637   Glatfelter......................................           53,246
       3,527 * Kadant, Inc. ...................................           48,567
      14,675   Longview Fibre Co. .............................          174,632
      30,005   Louisiana Pacific Corp. ........................          230,438
       4,483   Pope & Talbot, Inc. ............................           59,534
       8,106   Potlatch Corp. .................................          225,833
       7,831   Rayonier, Inc. .................................          358,112
       4,261   Schweitzer-Mauduit International, Inc. .........           92,038
       3,791   Standard Register Co. ..........................           66,722
       3,382   Universal Forest Products, Inc. ................           59,828
      13,304   Wausau-Mosinee Paper Corp. .....................          137,031
                                                                  --------------
                                                                       1,617,077
                                                                  --------------
               PHOTOGRAPHY - 0.16%
       6,851 * Concord Camera Corp. ...........................           32,200
       1,931   CPI Corp. ......................................           33,020
       9,344 * Lexar Media, Inc. ..............................           18,034
       7,498 * Photronics, Inc. ...............................          199,147
       5,860 * Ultratech Stepper, Inc. ........................           84,970
                                                                  --------------
                                                                         367,371
                                                                  --------------
               POLLUTION CONTROL - 0.37%
       9,541   Calgon Carbon Corp. ............................           83,865
       4,947 * Catalytica Energy Systems, Inc. ................           22,014
       4,357 * Cuno, Inc. .....................................          135,024
       2,473   Mine Safety Appliances Co. .....................           90,759
      18,861 * Newpark Resources, Inc. ........................          131,838
      11,217 * Tetra Tech, Inc. ...............................          283,790
       3,769 * URS Corp. ......................................           88,949
                                                                  --------------
                                                                         836,239
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PROFESSIONAL SPORTS - 0.02%
       3,550 * Championship Auto Racing Teams .................   $       51,652
                                                                  --------------
               PUBLISHING - NEWS - 0.40%
       7,642 * Journal Register Co. ...........................          145,198
      12,590   Lee Enterprises, Inc. ..........................          443,798
       2,436 * Martha Stewart Living, Inc., Class A............           43,117
       3,537   Media General, Inc., Class A....................          162,808
       2,367   Pulitzer, Inc. .................................          113,261
                                                                  --------------
                                                                         908,182
                                                                  --------------
               PUBLISHING/PRINTING - 0.90%
       7,075   Banta Corp. ....................................          203,619
       9,513   Bowne & Co., Inc. ..............................          123,384
       2,894 * Consolidated Graphics, Inc. ....................           52,555
       5,596 * Information Holdings, Inc. .....................          131,506
       8,372   John H. Harland Co. ............................          166,184
      12,965   John Wiley & Sons, Inc., Class A................          300,658
       3,243   New England Business Service, Inc. .............           59,412
       8,492 * R.H. Donnelley Corp. ...........................          237,351
       7,975 * Scholastic Corp. ...............................          346,514
      10,898 * Topps Co., Inc. ................................          128,052
       6,708 * ValueVision International, Inc. Class A.........          106,858
      10,946   Wallace Computer Services, Inc. ................          187,286
                                                                  --------------
                                                                       2,043,379
                                                                  --------------
               RAILROAD - 0.17%
       6,523   Florida East Coast Industries, Inc. ............          143,506
      16,867 * Kansas City Southern Industries, Inc. ..........          234,114
                                                                  --------------
                                                                         377,620
                                                                  --------------
               REAL ESTATE - 0.88%
       1,163 * American Realty Investments, Inc. ..............           13,374
       1,430 * Avatar Holdings, Inc. ..........................           33,605
       7,218   Brandywine Realty Trust.........................          147,464
       5,318   Capital Automotive REIT.........................           98,915
      10,262   Cousins Properties, Inc. .......................          249,161
       4,236   Entertainment Properties Trust..................           75,401
       7,712   Forest City Enterprises, Inc., Class A..........          263,365
       5,506 * Insignia Financial Group, Inc. .................           56,051
      36,944 * La Quinta Properties, Inc. .....................          225,728

--------------------------------------------------------------------------------

November 30, 2001                                                            33
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               REAL ESTATE - Continued
       6,395   LNR Property Corp. .............................   $      182,897
       1,690   M / I Schottenstein Homes, Inc. ................           69,273
         606 * Maui Land & Pineapple, Inc. ....................           14,204
         892 * Meritage Corp. .................................           39,863
       4,403   Mission West Properties, Inc. ..................           52,792
         652 * Newmark Homes Corp. ............................            7,081
      14,002   Republic Bancorp, Inc. .........................          190,002
       7,474   SL Green Realty Corp. ..........................          226,462
       2,019 * Tejon Ranch Co. ................................           46,720
                                                                  --------------
                                                                       1,992,358
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 6.11%
       5,500   Acadia Realty Trust.............................           34,650
       4,268   Alexandria Real Estate Equities.................          177,037
       3,837   Amli Residential Properties.....................           94,697
      16,867   Annaly Mortgage Management, Inc. ...............          237,150
       9,443   Anthracite Capital, Inc. .......................           98,963
       4,634   Associated Estates Realty Corp. ................           41,428
       4,390   Bedford Property Investors, Inc. ...............           97,502
       4,940   Boykin Lodging Co. .............................           36,556
      13,369   BRE Properties, Inc., Class A...................          419,118
       6,552   Burnham Pacific Properties, Inc. ...............           31,777
      11,813   Cabot Industrial Trust..........................          283,039
      10,290   Camden Property Trust...........................          372,807
       2,515   Capstead Mortgage Corp. ........................           61,869
       5,893   CBL & Associates Properties, Inc. ..............          183,685
       5,911   CenterPoint Properties Corp. ...................          289,580
       5,846   Chateau Communities, Inc. ......................          176,841
       4,008   Chelsea Property Group, Inc. ...................          193,987
       4,202   Colonial Properties Trust.......................          124,799
       8,882   Commercial Net Lease Realty, Inc. ..............          119,196
      13,579   Cornerstone Realty Income Trust, Inc. ..........          153,171
       2,554   Corporate Office Properties Trust...............           30,112
       7,226 * Corrections Corp. America.......................          114,171
       3,823 * Crestline Capital Corp. ........................          112,396
       6,072   Crown American Realty Trust.....................           48,333
      14,437   Developers Diversified Realty Corp. ............          273,581
       4,562   EastGroup Properties, Inc. .....................          109,032
      10,587   Equity Inns, Inc. ..............................           76,544
         351   Equity One, Inc. ...............................            4,461
       4,128   Essex Property Trust, Inc. .....................          196,823
      10,338   Federal Realty Investment Trust ................          231,261

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - Continued
       8,615   Felcor Lodging Trust, Inc. .....................   $      142,837
      11,260   First Industrial Realty Trust, Inc. ............          345,119
       6,980   Gables Residential Trust .......................          205,212
       5,575   Glenborough Realty Trust, Inc. .................          101,075
       7,170   Glimcher Realty Trust ..........................          132,502
       3,469   Great Lakes REIT, Inc. .........................           55,157
       9,370   Health Care REIT, Inc. .........................          233,969
      11,714   Healthcare Realty Trust, Inc. ..................          316,278
      15,462   Highwoods Properties, Inc. .....................          392,735
       5,107   Home Properties of New York, Inc. ..............          160,411
      37,407   HRPT Properties Trust...........................          314,967
      17,382 * IndyMac Bancorp, Inc. ..........................          394,398
       6,637   Innkeepers USA Trust............................           58,406
       6,262   Investors Real Estate Trust.....................           57,047
       8,763   IRT Property Co. ...............................           95,517
       9,442   JDN Realty Corp. ...............................          117,081
       8,645 * Jones Lang Lasalle, Inc. .......................          137,888
       3,199   JP Realty, Inc. ................................           72,521
       1,924   Keystone Property Trust Corp. ..................           25,031
       7,054   Kilroy Realty Corp. ............................          175,997
       7,711   Koger Equity, Inc. .............................          134,942
       5,409   Kramont Realty Trust ...........................           72,589
       3,534   Lasalle Hotel Properties........................           37,107
       5,619   Lexington Corporate Properties Trust............           83,779
       8,996   Macerich Co. ...................................          226,069
       4,053   Manufactured Home Communities, Inc. ............          124,224
       3,774   Mid Atlantic Realty Trust.......................           53,591
       4,054   Mid-America Apartment Communities, Inc..........          104,593
       5,121   Mills Corp. ....................................          122,802
       2,811   National Golf Properties, Inc. .................           24,737
       5,968 * National Health Investors, Inc. ................           77,107
      13,576   Nationwide Health Properties, Inc. .............          258,623
       6,867   Pan Pacific Retail Properties, Inc. ............          183,280
       2,419   Parkway Properties, Inc. .......................           77,045
       3,764   Pennsylvania Real Estate Investment Trust.......           85,631
      11,074   Post Properties, Inc. ..........................          382,385
       8,944   Prentiss Properties Trust.......................          236,479
       1,648   Prime Group Realty Trust........................           16,463
       3,183   PS Business Parks, Inc. ........................           95,490

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - Continued
       9,329   Realty Income Corp. ............................   $      270,074
      10,410   Reckson Associates Realty Corp. ................          232,768
       1,823   Redwood Trust, Inc. ............................           45,466
       6,672   Regency Centers Corp. ..........................          173,472
       7,248   RFS Hotel Investors, Inc. ......................           82,627
       3,015   Saul Centers, Inc. .............................           61,416
       6,103   Senior Housing Property Trust ..................           78,546
       8,602   Shurgard Storage Centers, Inc., Class A.........          261,931
       3,528   Sovran Self Storage, Inc. ......................          102,629
       4,445   Storage USA, Inc. ..............................          190,202
       7,217   Summit Properties, Inc. ........................          171,404
       4,292   Sun Communities, Inc. ..........................          154,769
       8,451   Taubman Centers, Inc. ..........................          121,948
       7,881   Thornburg Mortgage Asset Corp. .................          139,100
       4,069   Town and Country Trust..........................           86,954
       6,585 * Trammell Crow Co. ..............................           64,862
       5,153   U.S. Restaurant Properties, Inc. ...............           74,461
      28,962   United Dominion Realty Trust, Inc. .............          416,763
       3,343   Universal Health Realty Income Trust............           81,402
      11,015   Washington Real Estate Investment Trust.........          269,317
       8,103   Weingarten Realty Investors.....................          390,970
       3,985   Winston Hotels, Inc. ...........................           32,079
                                                                  --------------
                                                                      13,858,810
                                                                  --------------
               RESTAURANTS - 1.51%
       2,696 * AFC Enterprises, Inc. ..........................           64,057
       9,554   Applebee's International, Inc. .................          318,530
       9,999   Bob Evans Farms, Inc. ..........................          220,378
       3,541 * Buca, Inc. .....................................           51,557
       4,292 * California Pizza Kitchen, Inc. .................           81,119
      15,817   CBRL Group, Inc. ...............................          408,553
      10,919 * Cheesecake Factory, Class A.....................          337,288
      10,606 * Jack In The Box, Inc. ..........................          274,483
       4,438   Landry's Seafood Restaurants, Inc. .............           87,207
       5,150   Lone Star Steakhouse & Saloon, Inc. ............           71,224
       6,440 * Luby's, Inc. ...................................           45,724
       4,793 * O'Charley's, Inc. ..............................           92,073
       2,633 * P.F. Changs China Bistro, Inc. .................          116,115
       2,787 * Panera Bread Co., Class A.......................          144,367

--------------------------------------------------------------------------------

34                                                            November 30, 2001
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RESTAURANTS - Continued
       4,218 * Papa John's International, Inc. ................   $      108,909
       6,161 * RARE Hospitality International, Inc. ...........          121,064
      18,250   Ruby Tuesday, Inc. .............................          355,875
       8,747 * Ryan's Family Steak Houses, Inc. ...............          174,065
       6,056 * Sonic Corp. ....................................          198,152
       6,338 * Steak n Shake Co. ..............................           67,500
       3,394 * Triarc Companies, Inc., Class A.................           79,420
                                                                  --------------
                                                                       3,417,660
                                                                  --------------
               SAVINGS & LOAN - 1.53%
       7,888   American Financial Holdings, Inc. ..............          203,984
       3,202   Bank Mutual Corp. ..............................           52,033
       5,427 * Bankunited Financial Corp. .....................           75,598
      17,969 * Bay View Capital Corp. .........................          130,994
       3,408   Brookline Bancorp, Inc. ........................           51,802
       8,130   Capitol Federal Financial.......................          163,006
       4,619   CFS Bancorp, Inc. ..............................           63,511
       1,201   Coastal Bancorp, Inc. ..........................           34,349
       3,964   Dime Community Bancshares ......................           99,536
       5,695   Downey Financial Corp. .........................          203,881
       3,158   F&M Bancorp.....................................           84,476
       1,843   First Essex Bancorp, Inc. ......................           52,765
       3,848   First Financial Holdings, Inc. .................           91,582
       2,707   First Indiana Corp. ............................           67,025
       4,361   First Place Financial Corp. ....................           70,823
       7,592   First Sentinel Bancorp, Inc. ...................           92,850
       4,957 * FirstFed Financial Corp. .......................          118,720
       1,939   Flagstar Bancorp, Inc. .........................           42,619
       3,083   Flushing Financial Corp. .......................           47,787
       1,632   Great Southern Bancorp, Inc. ...................           49,270
       4,376   Hudson River Bancorp, Inc. .....................           96,928
       5,441   Local Financial Corp. ..........................           69,754
       5,292   MAF Bancorp, Inc. ..............................          153,627
      23,584   New York Community Bancorp, Inc. ...............          540,074
       3,493   Northwest Bancorp, Inc. ........................           37,724
       2,250   OceanFirst Financial Corp. .....................           54,967
       1,916   Port Financial Corp. ...........................           50,372
       7,398   Provident Bankshares Corp. .....................          171,042
       7,117   Seacoast Financial Services Corp. ..............          114,584
       2,124   St. Francis Capital Corp. ......................           48,002
      15,598   Staten Islands Bancorp, Inc. ...................          230,850
       9,351   United Community Financial Co. .................           66,299
       2,400   WSFS Financial Corp. ...........................           42,312
                                                                  --------------
                                                                       3,473,146
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SCHOOLS - 0.69%
       3,076 * Bright Horizons Family Solutions................   $       74,655
      11,932 * Career Education Corp. .........................          373,114
       2,255 * Corinthian Colleges, Inc. ......................           78,203
       7,482 * Edison Schools, Inc., Class A...................          145,450
       5,875 * Education Management Corp. .....................          216,200
       6,841 * ITT Educational Services, Inc. .................          255,511
       2,231 * Renaissance Learning, Inc. .....................           55,730
       4,498 * School Specialty, Inc. .........................          113,125
       1,669   Strayer Education, Inc. ........................           78,443
       8,697 * Sylvan Learning Systems, Inc. ..................          171,679
                                                                  --------------
                                                                       1,562,110
                                                                  --------------
               SECURITIES RELATED - 0.15%
      10,849   Raymond James Financial, Inc. ..................          350,423
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.97%
       7,845 * ATMI, Inc. .....................................          177,297
       5,434 * Brooks Automation, Inc. ........................          199,699
       9,197 * Chippac, Inc., Class A..........................           64,287
       9,141 * Cognex Corp. ...................................          204,758
       1,389 * Dupont Photomasks, Inc. ........................           52,365
       6,505 * Elantec Semiconductor, Inc. ....................          221,235
      11,228 * Entegris, Inc. .................................          111,719
      15,688 * Globespan, Inc. ................................          204,258
       2,286 * hi / fn, inc. ..................................           36,119
       5,922 * MKS Instruments, Inc. ..........................          132,771
       9,841   Newport Corp. ..................................          174,875
       4,611 * Therma-Wave, Inc. ..............................           51,090
       3,117 * Trikon Technologies, Inc. ......................           30,858
       9,336 * Varian Semiconductor Equipment, Inc. ...........          293,711
       7,123 * Veeco Instruments, Inc. ........................          234,425
                                                                  --------------
                                                                       2,189,467
                                                                  --------------
               SEMICONDUCTORS - 1.81%
       6,492 * Actel Corp. ....................................          123,348
       7,538 * Alliance Semiconductor Corp. ...................           80,581
       8,720 * Anadigics, Inc. ................................          146,583
       5,438 * AXT, Inc. ......................................           72,597
       5,884   Cohu, Inc. .....................................          112,208
      16,598 * Credence Systems Corp. .........................          275,361
       8,806 * Cymer, Inc. ....................................          207,381
       6,102 * Electroglas, Inc. ..............................           86,649
       6,447 * Emcore Corp. ...................................           86,583

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - Continued
       8,562   ESS Technology, Inc. ...........................   $      160,966
      10,864 * Exar Corp. .....................................          215,107
       7,468 * FSI International, Inc. ........................           58,176
       2,817 * IXYS Corp. .....................................           17,127
      18,698 * Kopin Corp. ....................................          301,786
       8,995 * Mattson Technology, Inc. .......................           64,674
       8,074 * Microsemi Corp. ................................          251,102
      22,232 * MRV Communications, Inc. .......................          105,847
      14,971 * New Focus, Inc. ................................           60,483
       9,396 * ON Semiconductor Corp. .........................           15,316
       6,135 * Pericom Semiconductor Corp. ....................           92,945
       4,837 * PLX Technology, Inc. ...........................           66,460
       2,495   Silicon Laboratories, Inc. .....................           64,271
      21,967 * Silicon Storage Technology, Inc. ...............          270,853
       1,681 * Siliconix, Inc. ................................           43,504
       2,265 * Supertex, Inc. .................................           38,822
       6,133 * Three-Five Systems, Inc. .......................           95,675
      24,488 * TranSwitch Corp. ...............................           98,197
       4,397 * Tripath Technology, Inc. .......................            7,475
      37,291 * Triquint Semiconductor, Inc. ...................          592,927
       2,474 * Virage Logic Corp. .............................           38,421
       6,260 * Xicor, Inc. ....................................           69,298
       5,079 * Zoran Corp. ....................................          176,495
                                                                  --------------
                                                                       4,097,218
                                                                  --------------
               TELECOMMUNICATIONS - 2.97%
       5,173   ABM Industries, Inc. ...........................          156,225
       7,888 * Adelphia Business Solutions, Inc., Class A......            5,206
       6,078 * Adtran, Inc. ...................................          158,697
       6,301 * Aether Systems, Inc. ...........................           47,131
       3,377 * Airgate PCS, Inc. ..............................          177,292
      19,876 * Alamosa PCS Holdings, Inc. .....................          277,270
       2,606 * Alaska Communications Systems Holdings, Inc. ...           21,109
       4,096 * Alliance Fiber Optic Products, Inc. ............            7,905
       6,085 * Anaren Microwave, Inc. .........................           99,611
      23,388 * Andrew Corp. ...................................          491,382
      14,832 * Aspect Communications, Inc. ....................           47,314
      12,271 * AT&T Latin America Corp. .......................           15,952
       8,546 * Avanex Corp. ...................................           62,044
       6,416 * Aware, Inc. ....................................           32,657

--------------------------------------------------------------------------------

November 30, 2001                                                             35
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
       4,321 * Boston Communications Group, Inc. ..............   $       43,772
       2,998 * Carrier Access Corp. ...........................            9,324
       3,461 * CELERITEK, Inc. ................................           44,751
       2,227 * Centennial Communications Corp., Class A........           21,201
       2,831 * Choice One Communications, Inc. ................            8,635
       2,265   Conestoga Enterprises, Inc. ....................           67,905
      15,007 * Copper Medium Term Note Networks, Inc. .........           24,762
       4,464   CT Communications, Inc. ........................           73,522
       7,686 * DiamondCluster International, Inc., Class A ....           76,860
       3,668 * Digital Lightwave, Inc. ........................           33,049
       6,851 * Ditech Communications Corp. ....................           35,625
      23,549 * DMC Stratex Networks, Inc. .....................          164,137
       6,745 * Dobson Communications Corp., Class A............           64,212
      12,334 * Dycom Industries, Inc. .........................          201,044
       8,917 * Fibercore, Inc. ................................           25,324
       4,435 * Focal Communications Corp. .....................            2,262
      10,936 * General Communication, Inc. ....................          108,485
       2,689 * Golden Telecom, Inc. ...........................           32,940
       3,718   Hickory Tech Corp. .............................           61,087
       9,332 * Ibasis, Inc. ...................................           11,665
      12,163 * IDT Corp. ......................................          164,200
       7,884 * Illuminet Holdings, Inc. .......................          274,048
       4,409 * Impsat Fiber Networks Corp. ....................              926
       2,775 * Inet Technologies, Inc. ........................           22,616
      13,238 * InteliData Technologies Corp. ..................           39,714
       5,266   Inter-Tel, Inc. ................................           95,578
       8,639 * InterVoice-Brite, Inc. .........................          121,896
       3,396 * Intrado, Inc. ..................................           92,881
      10,110 * ITC/\DeltaCom, Inc. ............................            9,099
       4,057 * Itron, Inc. ....................................          114,610
       8,938 * Leap Wireless International, Inc. ..............          160,616
       5,435 * Lexent, Inc. ...................................           32,393
       7,305 * Lightbridge, Inc. ..............................           93,285
       2,649 * Lodgenet Entertainment Corp. ...................           42,781
         620 * Lynch Interactive Corp. ........................           37,820
       6,533 * MasTec, Inc. ...................................           35,605
       5,195 * Metro One Telecomm, Inc. .......................          178,604
       4,896 * Network Plus Corp. .............................            7,491

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
       5,995 * Next Level Communications, Inc., Class A .......   $       25,778
      10,555 * NMS Communications Corp. .......................           46,970
       4,316 * North Pittsburgh Systems, Inc.+ ................           72,595
       4,852 * Ntelos, Inc. ...................................           60,019
       5,241 * Omnisky Corp. ..................................              576
       1,311 * Optical Communication Products, Class A.........            4,851
       4,021 * Peco II, Inc. ..................................           22,115
       2,814 * Performance Technologies, Inc. .................           33,205
       9,958 * Plantronics, Inc. ..............................          243,374
      17,204 * Powerwave Technologies, Inc. ...................          289,887
      13,873 * Price Communications Corp. .....................          254,570
       7,771 * Proxim, Inc. ...................................           85,481
       9,316 * RCN Corp. ......................................           31,581
       2,001 * Rural Cellular Corp., Class A...................           48,464
      11,125 * SBA Communications Corp. .......................          131,609
       4,584 * Scientific Games Corp., Class A.................           32,730
       5,422 * SignalSoft Corp. ...............................           16,266
       8,486 * Somera Communications, Inc. ....................           54,735
       4,264 * Spectralink Corp. ..............................           70,953
      19,422 * Spectrasite Holdings, Inc. .....................           58,849
       5,172 * Sunrise Telecom, Inc. ..........................           22,291
       6,728 * Symmetricom, Inc. ..............................           47,769
      10,356 * TeleTech Holdings, Inc. ........................          126,861
      17,552 * Terayon Communication Systems...................          211,677
      43,081 * Terremark Worldwide, Inc. ......................           24,125
       3,653 * Tollgrade Communications, Inc. .................          109,225
      15,895 * UbiquiTel, Inc. ................................          157,678
       8,719 * US Unwired, Inc., Class A.......................           88,149
       3,981 * ViaSat, Inc. ...................................           56,610
      14,396 * Western Multiplex Corp., Class A................           61,759
       4,114 * WJ Communications, Inc. ........................           16,621
      84,959 * Xo Communications, Inc., Class A................              850
                                                                  --------------
                                                                       6,742,743
                                                                  --------------
               TEXTILE - PRODUCTS - 0.24%
       5,936   G & K Services, Inc., Class A...................          184,372
       4,296 * Lydall, Inc. ...................................           41,585
       3,274 * Quaker Fabric Corp. ............................           23,409
       6,680   Russell Corp. ..................................           87,174
      14,518 * Unifi, Inc. ....................................           93,641
       7,710   Wellman, Inc. ..................................          105,473
       6,606   WestPoint Stevens, Inc., Class A................           14,930
                                                                  --------------
                                                                         550,584
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               TOBACCO - 0.28%
      11,954   DIMON, Inc. ...................................   $       73,995
       2,921 * Standard Commercial Corp. .....................           57,252
       7,743   Universal Corp. ...............................          283,704
       4,931   Vector Group, Ltd. ............................          216,717
                                                                 --------------
                                                                        631,668
                                                                 --------------
               TRUCKERS - 0.76%
       5,637   Arnold Industries, Inc. .......................          122,492
       4,742 * Consolidated Freightways Corp. ................           18,778
       2,062 * Covenant Transport, Inc., Class A..............           27,054
       4,425 * Forward Air Corp. .............................          134,122
       4,269 * Heartland Express, Inc. .......................          119,617
       3,051 * Knight Transportation, Inc. ...................           84,818
       2,426 * Landstar System, Inc. .........................          168,364
       3,399   Roadway Express, Inc. .........................          101,018
      16,624 * Swift Transportation Co., Inc. ........ .......          336,470
       7,559   USFreightways Corp. ...........................          257,157
       8,093   Werner Enterprises, Inc. ......................          193,827
       7,013 * Yellow Corp. ..................................          171,468
                                                                 --------------
                                                                      1,735,185
                                                                 --------------
               TRUCKING & LEASING - 0.05%
       5,011 * Arkansas Best Corp. ...........................          122,369
                                                                 --------------
               UTILITIES - COMMUNICATION - 0.06%
       3,157 * Commonwealth Telephone Enterprises.............          144,780
                                                                 --------------
               UTILITIES - ELECTRIC - 1.70%
       5,850 * American Superconductor Corp. .................           79,677
       3,315   Central Vermont Public Service Corp. ..........           56,322
      11,942   Cleco Corp. ...................................          239,318
      16,062   DQE, Inc. .....................................          283,012
      14,828 * El Paso Electric Co. ..........................          203,292
       5,059   Empire District Electric Co. ..................          101,433
       7,184 * H Power Corp. .................................           18,606
       9,320   Hawaiian Electric Industries, Inc. ............          348,568
       6,745 * Headwaters, Inc. ..............................           77,500
       4,588   Madison Gas & Electric Co. ....................          121,995
       4,516 * Millennium Cell, Inc. .........................           18,832
      29,816 * Montana Power Co. .............................          142,222
      12,618 * Newpower Holdings, Inc. .......................           12,492
       7,738   Northwestern Corp. ............................          157,855

--------------------------------------------------------------------------------

36                                                             November 30, 2001
   AG SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
       6,986   Otter Tail Power Co. ...................   $      197,285
      11,236   Public Service Co. of New Mexico .......          292,136
       9,931   RGS Energy Group, Inc. .................          380,556
      28,442   Sierra Pacific Resources ...............          420,942
       8,989   UniSource Energy Corp. .................          150,116
       3,568   United Illuminating Co.. ...............          177,508
      13,948   WGL Holdings, Inc. .....................          386,638
                                                          --------------
                                                               3,866,305
                                                          --------------
               UTILITIES - GAS, DISTRIBUTION -0.56%
      15,749   AGL Resources, Inc. ....................          337,501
       8,013   Energen Corp. ..........................          185,741
       7,216   Northwest Natural Gas Co. ..............          176,431
       3,947   NUI Corp. ..............................           89,597
       8,749   Piedmont Natural Gas Co., Inc. .........          293,967
       3,380   South Jersey Industries, Inc. ..........          113,906
       7,235 * Southwestern Energy Co. ................           80,670
                                                          --------------
                                                               1,277,813
                                                          --------------
               UTILITIES - GAS, PIPELINE - 0.29%
      15,271   ONEOK, Inc. ............................          262,661
      10,168   Peoples Energy Corp. ...................          390,655
                                                          --------------
                                                                 653,316
                                                          --------------
               UTILITIES - MISCELLANEOUS - 0.49%
       5,144 * Casella Waste Systems, Inc., Class A....           65,740
       4,783   CH Energy Group, Inc. ..................          200,886
      18,096 * Encompass Services Corp. ...............           26,420
       3,914 * Stericycle, Inc. .......................          216,758
       8,822   Walter Industries, Inc. ................           93,513
       7,846 * Waste Connections, Inc. ................          229,182
       8,236   WPS Resources Corp. ....................          277,800
                                                          --------------
                                                               1,110,299
                                                          --------------
               WATER SERVICES - 0.34%
       2,899   American States Water Co. ..............          102,886
       4,042   California Water Service Group..........          107,113
       2,188   Connecticut Water Service, Inc. ........           61,767
       1,454   Middlesex Water Co. ....................           48,854
      12,974   Philadelphia Suburban Corp. ............          388,831
         578   S J W Corp. ............................           50,864
                                                          --------------
                                                                 760,315
                                                          --------------

   NUMBER
  OF SHARES                                                   MARKET VALUE

-------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost $244,513,257) .........................   $  217,344,480
                                                             --------------
             PREFERRED STOCK - 0.08%
             REAL ESTATE INVESTMENT TRUSTS - 0.08%
       1,632 Corrections Corp. America ...................           28,397
       1,692 Kimco Realty Corp. ..........................           51,707
       5,900 Price Legacy Corp., Series A ................           88,441
         778 Prime Retail, Inc. ..........................            2,194
                                                             --------------
                                                                    170,739
                                                             --------------
             TELECOMMUNICATIONS - 0.00%
         689 Superior Trust I ............................            4,134
                                                             --------------
             TOTAL PREFERRED STOCK
             (Cost $169,825)..............................          174,873
                                                             --------------
             WARRANTS - 0.00%
             DRUGS - 0.00%
             Endo Pharmaceuticals Holdings, Inc.
             (Cost $22,347)...............................              878
                                                             --------------
     PAR
    VALUE
 -----------
             SHORT-TERM INVESTMENTS - 4.10%
             REPURCHASE AGREEMENT - 3.65%
  $8,299,000 State Street Bank, 2.00% dated 11/30/01, to
             be repurchased at $8,300,383 on 12/03/01,
             collateralized by Federal National Mortgage
             Association Notes, 2.62%, 02/28/02, with a
             market value of $8,552,025...................        8,299,000
                                                             --------------

     PAR
    VALUE                                        MARKET VALUE

------------------------------------------------------------------
             U.S. TREASURY BILLS - 0.45%
             United States Treasury Bills:
 $    25,000  2.22% due 12/13/01.............   $       24,982
     150,000  2.20% due 12/6/01..............          149,954
      35,000  2.15% due 12/20/01.............           34,960
      25,000  2.13% due 12/13/01.............           24,982
      50,000  2.07% due 12/20/01.............           49,945
     625,000  2.02% due 12/27/01.............          624,088
      60,000  1.85% due 1/17/02..............           59,855
      25,000  1.84% due 1/17/02..............           24,940
      20,000  1.77% due 1/3/02...............           19,968
                                                --------------
                                                     1,013,674
                                                --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $9,312,674)...............        9,312,674
                                                --------------
             TOTAL INVESTMENTS
             (Cost $254,018,103) - 99.94%....      226,832,905
             Other assets and liabilities,
             net - 0.06%.....................          135,269
                                                --------------
             NET ASSETS - 100%...............   $  226,968,174
                                                --------------
             * Non-income producing
             + Security represents an investment in an
               affiliated company.
                                                  UNREALIZED
 CONTRACTS                                       APPRECIATION

------------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 11/30/01)
 40(2)        Russell 2000 Index Futures
              (December 2001/$461)...........   $      637,200
                                                --------------

(1) U.S. Treasury Bills with a market value of $837,358 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 500.

--------------------------------------------------------------------------------

November 30, 2001      AG NASDAQ-100(R) INDEX FUND (Unaudited)                37

-------------------------------------------------------------------
                                 Average Annual Total Return
                         ------------------------------------------
  6 Months                  1 Year                 Since Inception*
-------------------------------------------------------------------
  -11.59%                  -36.06%                          -49.55%

* October 1, 2000

[CHART APPEARS HERE]

Growth of $10,000 Investment

                   Nasdaq 100      Nasdaq 100
                      Fund            Index
                   -----------     ----------
10/01/2000         $10,000.00      $10,000.00
10/31/2000           9,230.00        9,192.75
11/30/2000           7,050.00        7,020.41
12/29/2000           6,631.50        6,558.76
01/31/2001           7,351.67        7,263.01
02/28/2001           5,415.65        5,345.50
03/30/2001           4,455.66        4,407.15
04/30/2001           5,257.90        5,197.04
05/31/2001           5,098.98        5,042,53
06/29/2001           5,179.12        5,127,45
07/31/2001           4,768.40        4,717.06
08/31/2001           4,157.32        4,118.08
09/28/2001           3,305.82        3,273.79
10/31/2001           3,856.79        3,824.37
11/30/2001           4,507.94        4,472.73

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. Microsoft Corp. .........   9.38%
   2. Intel Corp. .............   6.07%
   3. QUALCOMM, Inc. ..........   4.25%
   4. Cisco Systems, Inc. .....   4.22%
   5. Oracle Corp. ............   2.57%
   6. Amgen, Inc. .............   2.56%
   7. Dell Computer Corp. .....   2.11%
   8. Maxim Integrated
       Products, Inc. .........   1.99%
   9. Sun Microsystems, Inc. ..   1.59%
  10. Immunex Corp. ...........   1.56%


MANAGEMENT OVERVIEW
A discussion with American General Investment Management L.P.

How did the Fund perform relative to its benchmark?
The NASDAQ 100 index (NDX) lost 11.30% during the six months from May through November, 2001. The AG Nasdaq-100(R) Index Fund's return was a loss of 11.59% for the same period.

What were the dominant themes for the portfolio and the index?
The NDX is primarily a technology index. The prices of many of the index members declined significantly from March 2001 through the end of the period. The performance of the Fund and the index are indicative of this decline.

Were there any disappointments in the Fund?
The NDX is described as being composed of 100 of "the largest and most active" non-financial issues listed on the NASDAQ exchange. On November 30, 2001, eighteen of those issues were priced less than $10 and three of those less than $1, and that is after At-Home Corporation and Exodus Communications were dropped from the index after declaring bankruptcy.

What is your outlook for the next fiscal period?
The technology shake out is probably not over; however, we are beginning to see the light at the end of the tunnel. We may never again see markets like those of the late 90's, but we should see a slow and perhaps volatile recovery during the upcoming months.

--------------------------------------------------------------------------------

38                                                             November 30, 2001
       AG NASDAQ-100(R) INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 86.45%
               ADVERTISING - 0.38%
       2,510 * TMP Worldwide, Inc. ............................   $      103,638
                                                                  --------------
               APPAREL & PRODUCTS - 0.69%
       4,340   Cintas Corp. ...................................          185,492
                                                                  --------------
               BROADCASTING - 1.74%
       4,230 * Adelphia Communications Corp., Class A..........          106,215
       9,560 * Comcast Corp., Class A..........................          363,280
                                                                  --------------
                                                                         469,495
                                                                  --------------
               DRUGS - 9.22%
       1,750 * Abgenix, Inc. ..................................           63,000
      10,400 * Amgen, Inc. ....................................          690,872
       3,890 * Biogen, Inc. ...................................          229,160
       5,660 * Chiron Corp. ...................................          245,644
       5,550 * Genzyme Corp. ..................................          303,141
       2,710 * Human Genome Sciences, Inc. ....................          115,202
       3,520 * IDEC Pharmaceuticals Corp. .....................          247,456
      15,620 * Immunex Corp. ..................................          421,740
       5,140 * Millennium Pharmaceuticals, Inc. ...............          175,223
                                                                  --------------
                                                                       2,491,438
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.22%
       2,070   Molex, Inc. ....................................           59,492
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 2.56%
      12,100 * Concord EFS, Inc. ..............................          362,758
      11,160 * Flextronics International, Ltd. ................          279,000
      15,870 * Metromedia Fiber Network, Inc., Class A ........            8,887
      11,440 * Palm, Inc. .....................................           39,926
                                                                  --------------
                                                                         690,571
                                                                  --------------
               ENTERTAINMENT - 0.63%
       7,610 * USA Networks, Inc. .............................          171,301
                                                                  --------------
               HEALTHCARE - 0.40%
       1,470 * Andrx Corp. ....................................          108,515
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.41%
       1,830   PACCAR, Inc. ...................................          111,374
                                                                  --------------
               HOSPITAL SUPPLIES - 0.80%
       7,735   Biomet, Inc. ...................................          216,503
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - 1.65%
       4,110 * Comverse Technology, Inc. ......................   $       87,913
      28,920 * JDS Uniphase Corp. .............................          291,513
       7,600 * Parametric Technology Corp. ....................           66,500
                                                                  --------------
                                                                         445,926
                                                                  --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 15.61%
       3,560 * Broadcom Corp., Class A.........................          156,604
       4,740 * Citrix Systems, Inc. ...........................          106,034
       9,510 * I2 Technologies, Inc............................           54,587
       2,500 * Inktomi Corp. ..................................           12,475
      39,480 * Microsoft Corp. ................................        2,535,011
      49,570 * Oracle Corp. ...................................          695,467
       9,110 * Peoplesoft, Inc. ...............................          318,030
       8,710 * Veritas Software Corp. .........................          338,732
                                                                  --------------
                                                                       4,216,940
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 4.52%
      10,430 * Apple Computer, Inc. ...........................          222,159
      20,420 * Dell Computer Corp. ............................          570,331
      30,200 * Sun Microsystems, Inc. .........................          430,048
                                                                  --------------
                                                                       1,222,538
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 2.10%
       5,150 * Ariba, Inc. ....................................           22,042
       8,060 * CMG Information Services, Inc. .................           16,845
       3,330 * CNET Networks, Inc. ............................           24,942
       7,570   Paychex, Inc. ..................................          265,026
       4,490 * Rational Software Corp. ........................           85,310
       4,080 * VeriSign, Inc. .................................          152,429
                                                                  --------------
                                                                         566,594
                                                                  --------------
               INFORMATION PROCESSING -
               COMSUMER SOFTWARE - 1.77%
       6,450 * BroadVision, Inc. ..............................           19,415
       4,960 * Check Point Software Technologies, Ltd. ........          190,216
       5,620 * Intuit, Inc. ...................................          246,718
       3,240 * RealNetworks, Inc. .............................           21,319
                                                                  --------------
                                                                         477,668
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 5.99%
       4,990   Adobe Systems, Inc. ............................   $      160,079
       7,790 * Bea Systems, Inc. ..............................          130,794
       4,950 * Brocade Communication
               Systems, Inc. ..................................          162,360
       4,880 * Compuware Corp. ................................           54,266
       2,940 * Electronic Arts, Inc. ..........................          177,752
       4,980 * Fiserv, Inc. ...................................          194,519
       1,890 * Mercury Interactive Corp. ......................           58,193
       7,360 * Network Appliance, Inc. ........................          113,786
       9,240 * Novell, Inc. ...................................           39,362
       3,280 * Nvidia Corp. ...................................          179,219
      11,490   Siebel Systems, Inc. ...........................          256,802
       5,870 * Yahoo!, Inc. ...................................           91,396
                                                                  --------------
                                                                       1,618,528
                                                                  --------------
               INFORMATION PROCESSING -
               NETWORKING - 5.01%
       3,740 * 3Com Corp. .....................................           16,755
      55,730 * Cisco Systems, Inc. ............................        1,139,121
       4,510 * Juniper Networks, Inc. .........................          110,856
       3,870 * PMC-Sierra, Inc. ...............................           88,197
                                                                  --------------
                                                                       1,354,929
                                                                  --------------
               MACHINE TOOLS - 0.53%
       2,000 * Gilead Sciences, Inc. ..........................          144,420
                                                                  --------------
               MERCHANDISE - DRUG - 0.80%
       4,880 * MedImmune, Inc. ................................          214,915
                                                                  --------------
               MERCHANDISE - SPECIALTY - 2.41%
       5,130 * Amazon.Com, Inc. ...............................           58,071
       8,300 * Bed Bath & Beyond, Inc. ........................          269,501
       5,060 * Costco Wholesale Corp. .........................          206,853
       6,560 * Staples, Inc. ..................................          115,456
                                                                  --------------
                                                                         649,881
                                                                  --------------
               MISCELLANEOUS - 2.04%
       4,340 * Ebay, Inc. .....................................          295,424
       9,200 * Gemstar-TV Guide
               International Inc. .............................          255,116
                                                                  --------------
                                                                         550,540
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.30%
       5,090 * Smurfit-Stone Container Corp. ..................           81,898
                                                                  --------------

--------------------------------------------------------------------------------

Novmeber 30, 2001                                                             39
 AG NASDAQ-100(R) INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RESTAURANTS - 0.74%
      11,300 * Starbucks Corp. ................................   $      200,236
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 3.34%
       9,000 * Applied Materials, Inc. ........................          357,660
       4,790 * KLA-Tencor Corp. ...............................          240,602
       2,360 * Microchip Technology, Inc. .....................           85,219
       3,110 * Novellus Systems, Inc. .........................          118,398
       2,010 * Qlogic Corp. ...................................           99,394
                                                                  --------------
                                                                         901,273
                                                                  --------------
               SEMICONDUCTORS - 12.80%
      11,570 * Altera Corp. ...................................          263,333
       7,450 * Applied Micro Circuits Corp. ...................          101,544
       7,420 * Atmel Corp. ....................................           61,215
       5,940 * Conexant Systems, Inc. .........................           88,447
      50,220   Intel Corp. ....................................        1,640,185
       9,060   Linear Technology Corp. ........................          371,732
       9,810 * Maxim Integrated Products, Inc. ................          537,686
       4,400 * Vitesse Semiconductor Corp. ....................           53,636
       9,430 * Xilinx, Inc. ...................................          340,517
                                                                  --------------
                                                                       3,458,295
                                                                  --------------
               TELECOMMUNICATIONS - 9.79%
      21,000 * ADC Telecommunications, Inc. ...................           93,240
       8,280 * CIENA Corp. ....................................          146,970
       5,290 * EchoStar Communications Corp., Class A..........          140,026
      21,080   Ericsson LMTEL Co., Class B - AD  ..............          115,097
       5,450 * Level 3 Communications, Inc. ...................           30,411
      10,750 * McLeodUSA, Inc. ................................            6,020
      20,320 * Nextel Communications, Inc., Class..............          217,831
       4,300 * PanAmSat Corp. .................................           88,494
      19,550 * QUALCOMM, Inc. .................................        1,147,976
       4,000 * RF Micro Devices, Inc. .........................           97,000
       7,300 * Sanmina Corp. ..................................          156,220
       4,980 * Tellabs, Inc. ..................................           76,094
      22,670 * Worldcom, Inc. .................................          329,622
       7,820 * Xo Communications, Inc., Class A................               78
                                                                  --------------
                                                                       2,645,079
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $31,304,844)..............................       23,357,479
                                                                  --------------

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 11.64%
             REPURCHASE AGREEMENT - 9.38%
 $ 2,535,000 State Street Bank, 2.00% dated 11/30/01, to be
             repurchased at $2,535,423 on 12/03/01,
             collateralized by Federal National Mortgage
             Association Notes, 2.62%, 02/28/02, with a market
             value of $2,587,000 .............................   $    2,535,000
                                                                 --------------
             U.S. TREASURY BILLS - 2.26%
             United States Treasury Bills:
     610,000  2.02% due 12/27/01..............................          609,110
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $3,144,110)................................        3,144,110
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $34,448,954) - 98.09%......................       26,501,589
             Other assets and liabilities,
             net - 1.91%......................................          515,778
                                                                 --------------
             NET ASSETS - 100.00%.............................   $   27,017,367
                                                                 --------------
             *Non-income producing

                                                                   UNREALIZED
 CONTRACTS                                                        APPRECIATION

-------------------------------------------------------------------------------
           FUTURES CONTRACTS PURCHASED(1)
           (Delivery month/Value at 11/30/01)
  58(2)     E-mini NASDAQ-100 Futures
            (December 2001/$1,598)............................   $      119,230
   8(3)     NASDAQ-100 Futures
            (December 2001/$1,598)............................           16,000
                                                                 --------------
                                                                 $      135,230
                                                                 --------------

(1) U.S. Treasury Bills with a market value of $608,083 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 20.
(3)  Per 100.

-------------------------------------------------------------------------------

40        FOUNDERS/T. ROWE PRICE SMALL CAP FUND (Unaudited)    November 30, 2001


-----------------------------------------------
                           Total Return
                    ---------------------------
  6 Months                Since Inception*
-----------------------------------------------
   -6.05%                     -14.60%

* December 8, 2000


[CHART APPEARS HERE]

Growth of $10,000 Investment


                  Founders/T. Rowe Price
                      Small Cap Fund           Russell 2000
                  ----------------------     ----------------
12/8/2000               $10,000.00              $10,000.00
12/29/2000                9,590.00               10,106.27
1/31/2001                 9,680.00               10,632.42
2/28/2001                 8,710.00                9,934.79
3/30/2001                 8,120.00                9,448.82
4/30/2001                 8,900.00               10,188.00
5/31/2001                 9,090.00               10,438.44
6/29/2001                 9,460.00               10,798.88
7/31/2001                 9,020.00               10,214.31
8/31/2001                 8,560.00                9,884.41
9/28/2001                 7,430.00                8,553.85
10/31/2001                7,960.00                9,054.42
11/30/2001                8,540.00                9,755.38


Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. Harman International Industries, Inc. ....  1.32%
   2. Insight Enterprises, Inc. ................  1.23%
   3. Cytyc Corp. ..............................  1.13%
   4. Ruby Tuesday, Inc. .......................  1.11%
   5. Matthews International Corp., Class A.....  1.11%
   6. MAXIMUS, Inc. ............................  1.08%
   7. SCP Pool Corp. ...........................  1.06%
   8. Cephalon, Inc. ...........................  0.95%
   9. C.H. Robinson Worldwide, Inc. ............  0.93%
  10. T Rowe Price Reserve Investment Fund......  0.91%


MANAGEMENT OVERVIEW
A discussion with Founders Asset Management LLC
(Manages approximately 50% of the portfolio)

How did the Fund perform relative to its benchmark?
The Founders portion of the Founders/T. Rowe Price Small-Cap Fund outperformed the Russell 2000 Growth Index for the six months ending November 30, 2001, the total fund returning -6.05% vs. the Index's drop of -12.25%. The more broad-based Russell 2000 Index, however, fell -6.54% during the same period, a reflection of investors' year-long preference for value-oriented stocks.

What were the dominant themes for the portfolio?
From June to November of 2001, the environment was one of continued economic weakness in the U.S. The September 11 attacks and extreme stock market volatility made for a challenging investment environment. Though the U.S. Federal Reserve Board cut interest rates five times during the period, economic recovery proved elusive.

We now believe many technology companies are making steady progress towards a recovery. Still, we are mindful of short-term volatile moves in stock prices, as some issues have appreciated to levels that we believe may exceed their fundamentals. In this environment, a careful approach--one focused on valuation--is required.

We continued to find attractive ideas in the healthcare sector, including companies that we believe could continue to see strong and stable growth in an uncertain economic environment. The Fund's holdings in the healthcare sector increased during the period, and the sector was the Fund's second largest as of November 30, 2001.

Within the consumer cyclicals sector, the Founders portion of the Fund remains overweight relative to its benchmark, as we continue to be encouraged by U.S. consumers' appetite for digital consumer electronics.

Which portfolio holdings were among the Fund's best performers?
The Fund's holdings of Webex Communications Inc. (0.19% of the Fund as of November 30, 2001) and Secure Computing (0.75% of the Fund) performed strongly during the period. Webex, a business collaboration software company, has seen continued benefits from corporations conducting more video conferencing as a way to reduce travel expenses as well as from concern about travel.

From a sector perspective, an underweight position in the technology sector relative to the benchmark benefited the Founders portion of the Fund. However, as a result of both performance and allocation, the technology sector was the Fund's largest as of November 30, 2001.

A higher-than-average cash position, a byproduct of our fundamental, bottom-up stockpicking process, enhanced performance.

Were there any disappointments in the Fund?
Of the Fund's sector weightings, an overweight position in the capital goods sector relative to the benchmark hurt the Fund significantly during the period. In particular, The Shaw Group, Inc. (0.36% of the Fund as of November 30, 2001) posted poor performance.

Our decision to underweight the financials sector, with an average 1% exposure to the benchmark's 8%, muted performance during the period. We believed that the U.S. was nearing the end of the interest rate cycle's easing trend, which typically favors financial companies. While our decision was incorrect early in the period--the U.S. Federal Reserve Board made five more interest rate cuts--we believe the current Federal funds rate leaves little room for further cutting.

Within the healthcare sector, several of the Fund's holdings reported disappointing earnings during the period, including PDI, Inc. (no longer a Fund holding) and CIMA Labs, Inc. (0.27% of the Fund). PDI was the worst performing holding in the Founders portion of the Fund during the period.

What is your outlook for the next fiscal period?
We believe that the U.S. may be in the beginning of an economic recovery. Historically, small-cap growth stocks have performed well as the economy re-accelerates. We have strategically positioned the Founders portion of the Fund with this in mind.

A discussion with T. Rowe Price Associates, Inc.
(Manages approximately 50% of the portfolio)

How did the Fund perform relative to its benchmark?
For the six-month period ending November 30, 2001, the Founders/ T. Rowe Price Small Cap Fund underperformed its benchmark, -6.05% vs. a return of -3.19% for the Lipper Small Cap-Core Funds Index. The Founders/T. Rowe Price Small Cap Fund is a multi-managed product. The performance returns mentioned above reflect the combined performance of the portfolio, not just the T. Rowe Price portion.

What were the dominant themes for the portfolio?
In a challenging market environment, we focused on companies with good franchises, clean balance sheets, and reasonable valuations. Strong stock selection within the financials and basic materials sectors enhanced performance relative to the Russell 2000 Index.

Which portfolio holdings were among the Fund's best performers?
Regional insurance broker, Brown and Brown, and security risk management provider Armor Holdings, were the top performers in the Fund.

Were there any disappointments for the Fund?
Fund performance was dampened by pipeline reconstruction builder, Insituform Technologies, and document and records management solutions provider, FYI. Insituform underperformed in the period because of overcapacity issues. FYI saw a deferral of incoming projects due to September 11th.

What is your outlook for the next fiscal period?
As sharp and as sudden as the November market rally was, it is not unusual based on the experience of past recessions and subsequent recoveries. Small-cap growth stocks should continue to perform best. The cycle of small-cap outperformance that began in mid-1999 is poised to continue. We believe that valuations are once again becoming stretched in the technology sector. Therefore, he has begun directing new purchases elsewhere, including the biotechnology sector. The property and casualty insurance sector also remains attractive.

-------------------------------------------------------------------------------

November 30, 2001                                                             41
  FOUNDERS/T. ROWE PRICE SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 95.94%
               ADVERTISING - 0.30%
      71,600 * Direct Focus, Inc. .............................   $    2,002,652
                                                                  --------------
               AEROSPACE/DEFENSE - 1.22%
     128,975 * Armor Holdings, Inc. ...........................        2,979,323
     384,475 * Remec, Inc. ....................................        4,267,672
      30,425 * Titan Corp. ....................................          794,701
                                                                  --------------
                                                                       8,041,696
                                                                  --------------
               AIRLINES - 0.66%
      60,300   Expeditors International of Washington, Inc. ...        3,015,603
      20,200 * Frontier Airlines, Inc. ........................          298,152
      86,000 * Midwest Express Holdings, Inc. .................        1,049,200
                                                                  --------------
                                                                       4,362,955
                                                                  --------------
               APPAREL & PRODUCTS - 1.86%
     125,425 * American Eagle Outfitters, Inc. ................        3,065,387
     137,675 * Columbia Sportswear Co. ........................        4,401,470
      55,000 * Quiksilver, Inc. ...............................          794,750
      72,325   Talbots, Inc. ..................................        2,370,813
      85,400 * Urban Outfitters, Inc. .........................        1,591,002
                                                                  --------------
                                                                      12,223,422
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.14%
      42,300   Herman Miller, Inc. ............................          924,678
                                                                  --------------
               AUTO - CARS - 0.64%
     138,450 * Rent-A-Center, Inc. ............................        4,208,880
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.28%
     102,800   A.O. Smith Corp. ...............................        1,838,064
                                                                  --------------
               BANKS - OTHER - 0.19%
      33,000 * Christopher & Banks Corp. ......................        1,258,620
                                                                  --------------
               BANKS - REGIONAL - 2.92%
     142,500   Citizens Banking Corp. .........................        4,571,400
       3,500   Glacier Bancorp, Inc. ..........................           65,975
     188,975 * Southwest BanCorporation of Texas...............        5,149,569
     144,600   Valley National Bancorp.........................        4,560,684
     124,900   Westamerica Bancorp. ...........................        4,869,851
                                                                  --------------
                                                                      19,217,479
                                                                  --------------

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------

               BROADCASTING - 1.21%
      82,900 * Emmis Broadcasting Corp., Class A.......   $    1,374,482
      31,000 * Entercom Communications Corp. ..........        1,371,130
     167,475 * Radio One, Inc, Class D.................        2,641,081
     176,300 * Sinclair Broadcast Group, Inc.,
               Class A.................................        1,394,533
      57,400 * Young Broadcasting, Inc., Class A.......        1,148,000
                                                          --------------
                                                               7,929,226
                                                          --------------
               BUILDING MATERIALS - 2.55%
     122,000 * Dal-Tile International, Inc. ...........        2,623,000
      32,425   Fastenal Co. ...........................        1,954,903
       3,100   LSI Industries, Inc. ...................           78,275
     302,176   Mathews International Corp., Class A....        7,282,442
      87,700 * Shaw Group, Inc. .......................        2,358,253
      30,700 * Simpson Manufacturing Co., Inc. ........        1,593,330
      11,800 * Trex Co., Inc. .........................          181,130
      91,700 * United States Aggregates, Inc. .........            8,253
      55,100   Watsco, Inc. ...........................          708,035
                                                          --------------
                                                              16,787,621
                                                          --------------
               CHEMICAL - 1.31%
     132,700 * Airgas, Inc. ...........................        2,003,770
     156,900   Arch Chemicals, Inc. ...................        3,420,420
      38,200 * Cabot Microelectronics Corp. ...........        2,649,552
       9,100   Ferro Corp. ............................          226,044
      21,100   MacDermid, Inc. ........................          291,813
                                                          --------------
                                                               8,591,599
                                                          --------------
               COMMERCIAL SERVICES - 1.16%
      63,500 * Alliance Data Systems Corp. ............        1,047,750
     102,300   Central Parking Corp. ..................        1,795,365
     109,900 * Iron Mountain, Inc. ....................        4,758,670
       3,300 * IT Group, Inc. .........................            3,630
         600 * MPW Industrial Services Group, Inc. ....              798
                                                          --------------
                                                               7,606,213
                                                          --------------
               CONTAINERS - PAPER - 0.47%
     174,000 * Ivex Packaging Corp. ...................        3,105,900
                                                          --------------
               COSMETICS/TOILETRIES - 0.17%
      74,700 * Chattem, Inc. ..........................        1,105,560
                                                          --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               DRUGS - 6.27%
      14,400 * Abgenix, Inc. .................................   $      518,400
      48,400   AL Pharma, Inc., Class A.......................        1,160,632
      70,800 * Alkermes, Inc. ................................        1,726,104
      37,675 * Celgene Corp. .................................        1,314,481
      85,850 * Cephalon, Inc. ................................        6,244,729
      59,475 * Charles River
               Laboratories International.....................        1,971,596
      34,800 * COR Therapeutics, Inc. ........................          730,800
     125,050 * Covance, Inc. .................................        2,501,000
      15,100 * Cubist Pharmaceuticals, Inc. ..................          540,127
     135,400 * Endo Pharmaceuticals Holdings, Inc. ...........        1,284,946
       6,200 * Guilford Pharmaceuticals, Inc. ................           80,910
      23,500 * Incyte Pharmaceuticals, Inc. ..................          446,970
      49,400 * Inhale Therapeutic Systems.....................          804,232
      53,255 * Medicis Pharmaceutical Corp., Class A..........        3,147,371
       4,300 * Neose Technologies, Inc. ......................          128,828
      33,400 * Neurocrine Biosciences, Inc. ..................        1,589,506
      84,100 * Noven Pharmaceuticals, Inc. ...................        1,290,935
      34,600 * NPS Pharmaceuticals, Inc. .....................        1,330,370
     132,850 * Pharmaceutical Resources, Inc. ................        4,583,325
      12,000 * Regeneron Pharmaceuticals, Inc. ...............          332,040
     233,549 * Sicor, Inc. ...................................        3,942,307
      96,600 * Taro Pharmaceutical Industries, Ltd.,
               Class A .......................................        3,489,192
      11,500 * Telik, Inc. ...................................          144,555
     106,700 * Triangle Pharmaceuticals, Inc. ................          421,465
      32,900 * Versicor, Inc. ................................          492,184
      20,411 * Vertex Pharmaceuticals, Inc. ..................          516,398
      22,600 * ViroPharma, Inc. ..............................          484,996
                                                                 --------------
                                                                     41,218,399
                                                                 --------------
               ELECTRICAL EQUIPMENT - 1.01%
     166,675 * Aeroflex, Inc. ................................        2,701,802
      24,200 * Benchmark Electronics, Inc. ...................          462,704
     158,100 * Enterasys Networks, Inc. ......................        1,566,771
      78,325 * Tweeter Home Entertainment
               Group, Inc. ...................................        1,934,627
                                                                 --------------
                                                                      6,665,904
                                                                 --------------

--------------------------------------------------------------------------------

42                                                            November 30, 2001
 FOUNDERS/T. ROWE PRICE SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT - 2.76%
     173,200   Belden, Inc. ...................................   $    3,758,440
     105,300 * Electro Rent Corp. .............................        1,341,522
      44,400 * Kemet Corp. ....................................          750,360
     156,000 * Littelfuse, Inc. ...............................        3,853,200
       9,800 * Magma Design Automation, Inc. ..................          223,342
     118,700 * Microtune, Inc. ................................        2,516,440
     122,700 * Plexus Corp. ...................................        3,699,405
       1,400 * Strattec Security Corp. ........................           47,068
     120,800   Woodhead Industries, Inc. ......................        1,944,880
                                                                  --------------
                                                                      18,134,657
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 3.91%
      73,600 * Analogic Corp. .................................        2,714,368
      58,325 * Arrow Electronics, Inc. ........................        1,605,104
      58,750 * Astropower, Inc. ...............................        2,144,375
      32,400 * FEI Co. ........................................          947,376
     203,400   Harman International Industries, Inc. ..........        8,679,078
      69,200 * Harmonic, Inc. .................................          842,164
       2,600 * LoJack Corp. ...................................           13,780
     164,500   Methode Electronics, Inc., Class A..............        1,330,805
     154,950 * Performance Food Group Co. .....................        5,268,300
      90,600   Technitrol, Inc. ...............................        2,183,460
                                                                  --------------
                                                                      25,728,810
                                                                  --------------
               ENTERTAINMENT - 0.05%
      31,600 * Pegasus Communications Corp., Class A...........          336,856
                                                                  --------------
               FINANCE COMPANIES - 0.98%
     199,300   Chittenden Corp. ...............................        5,149,912
      68,600 * ITLA Capital Corp. .............................        1,296,540
                                                                  --------------
                                                                       6,446,452
                                                                  --------------
               FINANCIAL SERVICES - 0.57%
      52,650 * Corporate Executive Board Co. ..................        1,752,192
      20,900   First Bell Bancorp, Inc. .......................          289,465
       8,800   Frankfort First Bancorp, Inc. ..................          145,992
      26,675 * Investment Technology Group, Inc. ..............        1,533,813
                                                                  --------------
                                                                       3,721,462
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - 0.89%
      41,300 * American Italian Pasta Co., Class A.............   $    1,532,230
     141,100 * International Multifoods Corp. .................        3,219,902
      28,400 * Seneca Foods Corp. .............................          363,520
      13,900 * Seneca Foods Corp., Class A.....................          177,920
      57,400 * Wild Oats Markets, Inc. ........................          543,004
                                                                  --------------
                                                                       5,836,576
                                                                  --------------
               FOOTWEAR - 0.30%
      29,200 * Reebok International, Ltd. .....................          679,192
     192,100   Stride Rite Corp. ..............................        1,277,465
                                                                  --------------
                                                                       1,956,657
                                                                  --------------
               FREIGHT - 1.48%
     220,250   C. H. Robinson Worldwide, Inc. .................        6,120,747
      57,500 * EGL, Inc. ......................................          866,525
       1,000   International Shipholding Corp. ................            6,300
      70,400 * SEACOR SMIT, Inc. ..............................        2,744,896
                                                                  --------------
                                                                       9,738,468
                                                                  --------------
               GOLD MINING - 0.01%
      56,500 * Lihir Gold, Ltd. ...............................           35,263
                                                                  --------------
               HEALTHCARE - 6.90%
     131,837 * Accredo Health, Inc. ...........................        4,872,696
     182,775 * AmeriPath, Inc. ................................        5,263,920
      34,325 * AMN Healthcare Services, Inc. ..................          892,450
     160,075 * Community Health Systems, Inc. .................        4,099,521
     174,275 * Cross Country, Inc. ............................        4,487,581
      69,400 * Edwards Lifesciences Corp. .....................        1,752,350
     104,725 * First Health Group Corp. .......................        2,518,636
       5,800 * Henry Schein, Inc. .............................          233,160
     182,100   Hooper Holmes, Inc. ............................        1,393,065
      96,000 * Lincare Holdings, Inc. .........................        2,853,120
     181,825 * MAXIMUS, Inc. ..................................        7,109,357
      18,750   Mentor Corp. ...................................          530,813
      33,250 * OSI Pharmaceuticals, Inc. ......................        1,611,960
      35,825 * Patterson Dental Co. ...........................        1,373,172
      61,100 * Priority Healthcare Corp., Class B..............        2,018,072
      40,875 * Province Healthcare Co. ........................        1,197,637
       2,800 * Renal Care Group, Inc. .........................           89,768
      96,200 * Steris Corp. ...................................        1,869,166
      16,300 * Trimeris, Inc. .................................          589,082
      28,800 * Unilab Corp. ...................................          575,712
                                                                  --------------
                                                                      45,331,238
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HOSPITAL MANAGEMENT - 0.54%
      61,550 * Lifepoint Hospitals, Inc. .....................   $    2,090,238
      51,500 * Orthodontic Centers of America, Inc. ..........        1,454,360
                                                                 --------------
                                                                      3,544,598
                                                                 --------------
               HUMAN RESOURCES - 0.16%
         700 * Kforce, Inc. ..................................            3,150
     144,000 * Modis Professional Services, Inc. .............          828,000
      27,600 * Spherion Corp. ................................          247,020
                                                                 --------------
                                                                      1,078,170
                                                                 --------------
               INFORMATION PROCESSING - 2.10%
      62,050 * Advent Software, Inc. .........................        3,103,741
      14,900 * CACI International, Inc., Class A..............        1,102,153
      49,650 * CDW Computer Centers, Inc. ....................        2,711,387
     106,400 * F.Y.I., Inc. ..................................        2,983,456
     202,675 * Quanta Services, Inc. .........................        3,151,596
      70,100 * Sipex Corp. ...................................          717,824
                                                                 --------------
                                                                     13,770,157
                                                                 --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 5.11%
      67,300 * Actuate Corp. .................................          320,348
     173,225 * Centillium Communications, Inc. ...............        1,740,911
      81,700 * Digital Impact, Inc. ..........................           65,360
     158,850 * Informatica Corp. .............................        2,114,294
      86,100 * Internet Security Systems, Inc. ...............        2,790,501
      97,450 * Macrovision Corp. .............................        3,380,540
     161,700 * Matrixone, Inc. ...............................        1,335,642
      78,300 * MSC Software Corp. ............................        1,096,200
      80,828 * NetIQ Corp. ...................................        2,732,795
      88,050 * Openwave Systems, Inc. ........................          964,148
      51,300 * Quest Software, Inc. ..........................        1,247,103
      40,300 * Register.com, Inc. ............................          372,775
     225,800 * Secure Computing Corp. ........................        4,908,892
     310,425 * Sonicwall, Inc. ...............................        5,283,433
     179,000 * Stellent, Inc. ................................        4,213,660
      78,825 * Tibco Software, Inc. ..........................          992,407
                                                                 --------------
                                                                     33,559,009
                                                                 --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            43
 FOUNDERS/T. ROWE PRICE SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               0.65%
     120,700 * Artesyn Technologies, Inc. ....................   $      953,530
       3,300   Compx International, Inc., Class A.............           32,835
      47,585 * Optimal Robotics Corp., Class A................        1,251,486
      54,700 * Pixelworks, Inc. ..............................          932,635
     127,478 * Stratos Lightwave, Inc. .......................          729,174
      27,200 * Verisity, Ltd. ................................          379,984
                                                                 --------------
                                                                      4,279,644
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               1.11%
      59,700 * Answerthink, Inc. .............................          370,140
      21,600   Factset Research Systems, Inc. ................          647,568
      69,200   Global Payments, Inc. .........................        2,311,280
      54,000 * Keynote Systems, Inc. .........................          422,820
     140,075 * Management Network Group, Inc. ................          864,263
      88,900 * Netegrity, Inc. ...............................        1,462,405
      37,955 * WebEx Communications, Inc. ....................        1,218,735
                                                                 --------------
                                                                      7,297,211
                                                                 --------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               0.24%
     106,353 * Verity, Inc. ..................................        1,604,867
                                                                 --------------
               INFORMATION PROCESSING - DATA SERVICES - 4.25%
       2,100 * Activision, Inc. ..............................           52,185
     119,300   Analysts International Corp. ..................          441,410
      38,950 * Barra, Inc. ...................................        1,818,576
      62,000 * BISYS Group, Inc. .............................        3,648,080
      64,000 * Black Box Corp. ...............................        3,369,600
     155,800 * Braun Consulting, Inc. ........................          630,990
     273,200 * Documentum, Inc. ..............................        5,163,480
      72,900 * Keane, Inc. ...................................        1,221,075
      29,200 * Mercury Interactive Corp. .....................          899,068
       1,336 * Novell, Inc. ..................................            5,691
     252,800 * Progress Software Corp. .......................        4,322,880
      60,900 * SPSS, Inc. ....................................        1,071,840
      55,375 * Tech Data Corp. ...............................        2,536,729
     106,700 * Wind River Systems, Inc. ......................        1,835,240
      17,700 * Zebra Technologies Corp., Class A..............          907,125
                                                                 --------------
                                                                     27,923,969
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - NETWORKING - 0.52%
      37,500 * Concord Communications, Inc. ...................   $      674,625
     167,100 * Ixia............................................        2,170,629
      77,600 * Packeteer, Inc. ................................          484,224
      27,800 * Valicert, Inc. .................................           62,550
                                                                  --------------
                                                                       3,392,028
                                                                  --------------
               INSURANCE - CASUALTY - 0.27%
      82,500 * Ohio Casualty Corp. ............................        1,229,250
      25,100   Selective Insurance Group, Inc. ................          582,822
                                                                  --------------
                                                                       1,812,072
                                                                  --------------
               INSURANCE - LIFE - 0.54%
      66,300   W.R. Berkley Corp. .............................        3,547,050
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 1.28%
      40,025   Arthur J. Gallagher & Co. ......................        1,460,912
     176,200   Brown & Brown, Inc. ............................        5,130,944
      56,900   Harleysville Group, Inc. .......................        1,378,687
     133,000   London Pacific Group, Ltd. - ADR................          409,640
                                                                  --------------
                                                                       8,380,183
                                                                  --------------
               INSURANCE - MULTILINE - 1.72%
     223,800   Horace Mann Educators Corp. ....................        4,323,816
      12,100 * Markel Corp. ...................................        2,217,567
      92,600   PartnerRe, Ltd. ................................        4,768,900
                                                                  --------------
                                                                      11,310,283
                                                                  --------------
               LEISURE TIME - 0.34%
      45,600   Brunswick Corp. ................................          898,320
      93,600 * UTI Worldwide, Inc. ............................        1,357,200
                                                                  --------------
                                                                       2,255,520
                                                                  --------------
               LODGING - 0.59%
     111,450 * Hotel Reservations Network, Inc., Class A.......        3,858,399
                                                                  --------------
               MACHINE TOOLS - 0.31%
       8,900 * Gilead Sciences, Inc. ..........................          642,669
      74,775 * PRI Automation, Inc. ...........................        1,399,040
                                                                  --------------
                                                                       2,041,709
                                                                  --------------
               MACHINERY - CONSTRUCTION &
               CONTRACTS - 0.64%
     156,300 * Insituform Technologies, Inc., Class A..........        3,430,785
      11,250 * Jacobs Engineering Group, Inc. .................          775,688
                                                                  --------------
                                                                       4,206,473
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.62%
      45,700 * Actuant Corp., Class A..........................   $    1,275,030
      86,150 * Global Power Equipment Group, Inc. .............        1,239,699
      19,800   IDEX Corp. .....................................          601,920
     119,100 * Layne Christensen Co. ..........................          945,654
                                                                  --------------
                                                                       4,062,303
                                                                  --------------
               MEDICAL TECHNOLOGY - 3.29%
      43,675 * Albany Molecular Research, Inc. ................        1,007,145
      50,750 * CIMA Labs, Inc. ................................        1,755,950
      10,900 * CV Therapeutics, Inc. ..........................          601,135
     303,650 * Cytyc Corp. ....................................        7,421,206
      33,600 * Deltagen, Inc. .................................          312,144
      11,000 * Exelixis, Inc. .................................          174,350
      76,895 * Integra Lifesciences Corp. .....................        2,081,548
      54,800 * Lifeline Systems, Inc. .........................        1,068,600
     123,000 * Lumenis, Ltd. ..................................        2,392,350
      27,100 * Medicines Co. ..................................          294,848
       7,525 * Myriad Genetics, Inc. ..........................          428,097
      70,816 * Qiagen NV.......................................        1,393,659
       2,800 * Serologicals Corp. .............................           57,960
      14,050 * Varian Med Systems, Inc. .......................          969,450
      59,200 * Wilson Greatbatch Technologies, Inc. ...........        1,681,280
                                                                  --------------
                                                                      21,639,722
                                                                  --------------
               MERCHANDISE - DRUG - 0.32%
      63,655 * Duane Reade, Inc. ..............................        2,097,432
                                                                  --------------
               MERCHANDISE - SPECIALTY - 2.87%
     310,500   Casey's General Stores, Inc. ...................        4,315,950
     106,150 * Cost Plus, Inc. ................................        2,178,198
      88,200 * Keystone Automotive Industries, Inc. ...........        1,385,622
      70,900 * Linens 'N Things, Inc. .........................        1,701,600
      71,400 * MSC Industrial Direct Co., Inc., Class A........        1,310,190
     110,400 * Sola International, Inc. .......................        1,989,408
     118,440 * Ultimate Electronics, Inc. .....................        3,058,121
     101,000 * United Stationers, Inc. ........................        2,942,130
                                                                  --------------
                                                                      18,881,219
                                                                  --------------

--------------------------------------------------------------------------------

44                                                             November 30, 2001
 FOUNDERS/T. ROWE PRICE SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - DEPARTMENT - 0.56%
       1,500 * Bon-Ton Stores, Inc. ...........................   $        4,470
     109,500 * Neiman Marcus Group, Inc., Class A..............        3,213,825
      57,700 * Stein Mart, Inc. ...............................          464,485
                                                                  --------------
                                                                       3,682,780
                                                                  --------------
               MERCHANDISING - FOOD - 0.93%
     101,450 * CEC Entertainment, Inc. ........................        3,773,940
      54,200 * Whole Foods Market, Inc. .......................        2,325,722
                                                                  --------------
                                                                       6,099,662
                                                                  --------------
               MERCHANDISING - MASS - 2.29%
     407,475 * Insight Enterprises, Inc. ......................        8,088,379
     269,550 * SCP Pool Corp. .................................        6,957,085
                                                                  --------------
                                                                      15,045,464
                                                                  --------------
               METALS - COPPER - 0.09%
      29,881   Newmont Mining Corp. ...........................          587,759
                                                                  --------------
               METALS - MISCELLANEOUS - 0.28%
     120,300 * Material Sciences Corp. ........................        1,176,534
      67,600   NN, Inc. .......................................          618,540
       5,400 * RTI International Metals, Inc. .................           48,330
                                                                  --------------
                                                                       1,843,404
                                                                  --------------
               METALS - STEEL - 0.76%
      38,600 * Gibraltar Steel Corp. ..........................          729,540
     108,800   Harsco Corp. ...................................        3,631,744
      27,100   Reliance Steel & Aluminum Co. ..................          661,240
                                                                  --------------
                                                                       5,022,524
                                                                  --------------
               MISCELLANEOUS - 0.22%
      27,500   Woodward Governor Co. ..........................        1,419,550
                                                                  --------------
               MOBILE HOMES - 0.01%
       2,100   McGrath Rentcorp................................           53,697
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.16%
      39,760 * Hanover Compressor Co. .........................        1,028,591
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               OIL - INTEGRATED DOMESTIC - 0.57%
     229,300   Xto Energy, Inc. ..............................   $    3,726,125
                                                                 --------------
               OIL - SERVICE - PRODUCTS - 0.57%
         600 * Cooper Cameron Corp. ..........................           21,984
       7,500 * FMC Technologies, Inc. ........................           94,575
      23,600 * Grant Prideco, Inc. ...........................          208,860
      43,500 * Hydril Co. ....................................          842,595
      33,700 * Lone Star Technologies, Inc. ..................          509,207
      69,500 * Ultra Petroleum Corp. .........................          428,120
      50,800 * W H Energy Services, Inc. .....................          783,336
      24,700 * Weatherford International, Inc. ...............          826,709
                                                                 --------------
                                                                      3,715,386
                                                                 --------------
               OIL - SERVICES - 0.30%
     120,400 * Key Energy Services, Inc. .....................          993,300
      21,100 * Smith International, Inc. .....................          954,986
                                                                 --------------
                                                                      1,948,286
                                                                 --------------
               OIL/GAS PRODUCERS - 1.04%
      60,700 * Atwood Oceanics, Inc. .........................        1,948,470
      76,900 * Forest Oil Corp. ..............................        2,002,476
      88,800   Noble Affiliates, Inc. ........................        2,903,760
                                                                 --------------
                                                                      6,854,706
                                                                 --------------
               PAPER/FOREST PRODUCTS - 0.29%
     124,200 * Buckeye Technologies, Inc. ....................        1,209,708
       1,600   Potlatch Corp. ................................           44,576
      40,900 * Smurfit-Stone Container Corp. .................          658,081
                                                                 --------------
                                                                      1,912,365
                                                                 --------------
               POLLUTION CONTROL - 0.88%
      78,100 * Cuno, Inc. ....................................        2,420,319
     133,100 * Tetra Tech, Inc. ..............................        3,367,430
                                                                 --------------
                                                                      5,787,749
                                                                 --------------
               PUBLISHING/PRINTING - 0.76%
     180,800   New England Business Service, Inc. ............        3,312,256
      38,215 * Scholastic Corp. ..............................        1,660,442
                                                                 --------------
                                                                      4,972,698
                                                                 --------------

   NUMBER
  OF SHARES                                                     MARKET VALUE

-----------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - 2.90%
      35,200   Apartment Investment & Management Co., Class
               A............................................   $    1,566,400
      92,800   Arden Realty, Inc. ..........................        2,389,600
     123,300   EastGroup Properties, Inc. ..................        2,946,870
     100,800   Gables Residential Trust.....................        2,963,520
     110,100   Glenborough Realty Trust, Inc. ..............        1,996,113
     109,500   JP Realty, Inc. .............................        2,482,365
      73,100   Lasalle Hotel Properties.....................          767,550
       4,700   Parkway Properties, Inc. ....................          149,695
      45,900   Reckson Associates Realty Corp., Class B.....        1,101,600
     109,900   Washington Real Estate Investment Trust......        2,687,055
                                                               --------------
                                                                   19,050,768
                                                               --------------
               REGISTERED INVESTMENT COMPANIES - 0.91%
   5,998,118   T Rowe Price Reserve Investment Fund.........        5,998,118
                                                               --------------
               RESTAURANTS - 2.42%
      68,400   Applebee's International, Inc. ..............        2,280,456
      98,000 * Buca, Inc. ..................................        1,426,880
     163,400 * O'Charley's, Inc. ...........................        3,138,914
     375,675   Ruby Tuesday, Inc. ..........................        7,325,662
      52,700 * Sonic Corp. .................................        1,724,344
                                                               --------------
                                                                   15,896,256
                                                               --------------
               SAVINGS & LOAN - 0.59%
      49,700   Downey Financial Corp. ......................        1,779,260
      90,200   Provident Bankshares Corp. ..................        2,085,424
                                                               --------------
                                                                    3,864,684
                                                               --------------
               SCHOOLS - 2.50%
      59,600 * Career Education Corp. ......................        1,863,692
     104,475 * Corinthian Colleges, Inc. ...................        3,623,193
      84,675 * Education Management Corp. ..................        3,116,040
     126,480 * ITT Educational Services, Inc. ..............        4,724,028
      16,900 * Renaissance Learning, Inc. ..................          422,162
      56,925   Strayer Education, Inc. .....................        2,675,475
                                                               --------------
                                                                   16,424,590
                                                               --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            45
 FOUNDERS/T. ROWE PRICE SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT - 1.37%
      74,400 * ATMI, Inc. .............................   $    1,681,440
      87,350 * Brooks Automation, Inc. ................        3,210,112
      18,700 * hi / fn, inc. ..........................          295,460
     118,650 * MKS Instruments, Inc. ..................        2,660,133
      17,900   Newport Corp. ..........................          318,083
      72,750 * Therma-Wave, Inc. ......................          806,070
                                                          --------------
                                                               8,971,298
                                                          --------------
               SEMICONDUCTORS - 1.52%
         200 * Applied Micro Circuits Corp. ...........            2,726
     198,625 * AXT, Inc. ..............................        2,651,644
      96,600 * Cree Research, Inc. ....................        2,401,476
      98,800 * Emcore Corp. ...........................        1,326,884
      58,700 * Exar Corp. .............................        1,162,260
      93,000 * Quicklogic Corp. .......................          367,350
      69,992 * Triquint Semiconductor, Inc. ...........        1,112,873
      81,550 * Vitesse Semiconductor Corp. ............          994,094
                                                          --------------
                                                              10,019,307
                                                          --------------
               TELECOMMUNICATIONS - 2.60%
      16,400 * Airgate PCS, Inc. ......................          861,000
         400 * American Tower Corp., Class A...........            3,520
      26,600 * Ditech Communications Corp. ............          138,320
     610,750 * DMC Stratex Networks, Inc. .............        4,256,927
      76,250 * Dycom Industries, Inc. .................        1,242,875
      85,400   Harris Corp. ...........................        2,724,260
     163,025 * Mediacom Communications Corp., Class A..        2,517,106
      37,900 * Peco II, Inc. ..........................          208,450
     104,200 * Powerwave Technologies, Inc. ...........        1,755,770
      15,000 * Rural Cellular Corp., Class A...........          363,300
      40,700 * Tekelec Inc. ...........................          790,394
      57,600 * West Corp. .............................        1,442,880
      31,900 * Western Wireless Corp., Class A.........          783,783
                                                          --------------
                                                              17,088,585
                                                          --------------
               TEXTILE - PRODUCTS - 0.46%
       1,900 * Culp, Inc. .............................            7,125
       6,800 * Dan River, Inc., Class A................            3,876
      76,700   G & K Services, Inc., Class A...........        2,382,302
      99,800 * Unifi, Inc. ............................          643,710
                                                          --------------
                                                               3,037,013
                                                          --------------

   NUMBER
  OF SHARES                                               MARKET VALUE

--------------------------------------------------------------------------------
               TRUCKERS - 1.10%
      63,300 * Forward Air Corp. .....................   $    1,918,623
      32,550 * Heartland Express, Inc. ...............          912,051
      21,300 * Hub Group, Inc., Class A...............          207,888
      42,425   USFreightways Corp. ...................        1,443,299
     115,340   Werner Enterprises, Inc. ..............        2,762,393
                                                         --------------
                                                              7,244,254
                                                         --------------
               UTILITIES - ELECTRIC - 1.04%
      37,800 * American Superconductor Corp. .........          514,836
     288,500   Cleco Corp. ...........................        5,781,540
      31,900   UniSource Energy Corp. ................          532,730
                                                         --------------
                                                              6,829,106
                                                         --------------
               UTILITIES - GAS, DISTRIBUTION - 0.28%
     108,025 * National-Oilwell, Inc. ................        1,808,339
                                                         --------------
               UTILITIES - MISCELLANEOUS - 0.86%
      75,595 * Stericycle, Inc. ......................        4,186,451
      49,200 * Waste Connections, Inc. ...............        1,437,132
                                                         --------------
                                                              5,623,583
                                                         --------------
               WATER SERVICES - 0.00%
       3,200 * Waterlink, Inc. .......................              576
                                                         --------------
               TOTAL COMMON STOCK
               (Cost $646,753,703)....................      630,454,548
                                                         --------------
     PAR
    VALUE
------
               SHORT-TERM INVESTMENTS - 4.60%
               COMMERCIAL PAPER
               Alcoa, Inc.:
 $14,726,000   2.07% due 12/3/01......................       14,724,306
               Household Finance Corp.:
  15,524,000   2.11% due 12/3/01......................       15,522,180
                                                         --------------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $30,246,487).....................       30,246,486
                                                         --------------
               TOTAL INVESTMENTS
               (Cost $677,000,190) - 100.54%..........      660,701,034
               Other assets and liabilities,
               net -  (0.54)% ........................       (3,537,390)
                                                         --------------
               NET ASSETS - 100%......................   $  657,163,644
                                                         --------------

    * Non-income producing

--------------------------------------------------------------------------------

46                                                             November 30, 2001
                   AG INTERNATIONAL EQUITIES FUND (Unaudited)


-----------------------------------------------------------------------
                                 Average Annual Total Return
                 ------------------------------------------------------
  6 Months         1 Year                5  Years             10 Years
-----------------------------------------------------------------------
  -12.67%          -19.79%                -0.20%                4.15%


[CHART APPEARS HERE]

                          Growth of $10,000 Investment

                              International            MISCI
                                 Equities              EAFE
                              -------------            -----
11/30/91                        $10,000.00           $10,000.00
12/31/91                         10,381.68            10,516.59
12/31/92                          8,988.08             9,236.46
12/31/93                         11,673.15            12,243.90
12/31/94                         12,604.33            13,196.24
12/31/95                         13,962.69            14,675.25
12/31/96                         14,913.51            15,562.68
12/31/97                         15,240.79            15,839.32
12/31/98                         18,100.58            19,006.71
12/31/99                         23,383.69            24,131,79
12/29/00                         19,337.68            20,712.75
11/30/01                         15,019.73            16,175.30

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings

   1. BP, Plc. - ADR...........  2.26%
   2. Novartis AG..............  1.75%
   3. Vodafone Group, Plc. ....  1.57%
   4. Nokia Oyj................  1.54%
   5. Glaxo Wellcome, Plc. -
       ADR.....................  1.52%
   6. Toyota Motor Corp. ......  1.45%
   7. TotalFinaElf, S.A. ......  1.28%
   8. Nestle S.A. - ADR........  1.23%
   9. UBS AG...................  1.09%
  10. ING Group, N.V. .........  1.09%

MANAGEMENT OVERVIEW
A discussion with VALIC

How did the fund perform relative to its benchmark?
The International Equities Fund moderately underperformed its benchmark. On a net of fee basis, the fund returned -12.67% to the benchmark's -12.29% return for the six month period ending 11/30/01.

What were the dominant themes for the portfolio?
A sharp sell off in the Japanese equity market--the Nikkei 225 declined 19.3% and a drop in the value of the Yen--3.6%--as that nation returned to recession for the third time in five years. In addition, there was a decline of similar magnitude in many European equity markets. The German Dax Index fell 18.5%--as European growth slowed and the confidence shock from the terrorist attacks on September 11, 2001 kept many equity investors very cautious. Finally, the technology sector worldwide fell very sharply after September and then began an equally violent recovery in November as investors judged some large names in this sector to have reached unusually low valuations.

Which portfolio holdings were among the Fund's best performers?
The steady earnings stocks such as food and beverage firms and pharmaceutical companies did well as investors sought stable and predictable earnings. Also, the metals and mining sector performed well as investors appreciated the early cyclical characteristics of these firms as well as management's willingness to merge and/or restructure to regain profitability.

Were there any disappointments in the fund?
Overall fund performance was disappointing as diversification among countries and industries did little to shield investors from developed world economic trends.

What is your outlook for the next fiscal period?
Internationally, storm clouds are still on the horizon. Japan is battling a troubling blend of deflation and falling real levels of economic activity. Europe is generally slowing down as domestic demand stays tepid while export markets in Asia and North America offer few opportunities for growth. Historically, the equity markets rally prior to the start of economic recovery. During the next fiscal period we believe the equity markets will rise as growth, ex-Japan, returns toward the end of the fiscal period.

--------------------------------------------------------------------------------

November 30, 2001                                                             47
      AG INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 96.60%
               ADVERTISING - 0.19%
       2,000 * Publicis Groupe S.A. ...........................   $       50,004
      14,000 * WPP Group, Plc. ................................          136,681
                                                                  --------------
                                                                         186,685
                                                                  --------------
               AEROSPACE/DEFENSE - 0.44%
      53,285 * BAE Systems, Plc. ..............................          242,263
       1,098   BAE Systems, Plc. - ADR.........................           19,980
       5,000 * CSF Thomson.....................................          179,160
                                                                  --------------
                                                                         441,403
                                                                  --------------
               AIRLINES - 0.34%
      36,500 * Alitalia S.p.A. ................................           34,593
      19,000 * BAA, Plc. ......................................          159,906
       2,000 * European Aeronautic Defense and Space Co. ......           23,900
       1,000 * Flughafen Wien AG...............................           26,874
      37,000 * Japan Air Lines Co., Ltd. ......................           99,091
                                                                  --------------
                                                                         344,364
                                                                  --------------
               APPAREL & PRODUCTS - 0.23%
       4,600 * Benetton Group S.p.A. ..........................           49,448
       6,000 * Bulgari S.p.A. .................................           50,899
       7,000 * Gunze, Ltd. ....................................           25,905
       2,500 * Hagemeyer N.V. .................................           42,730
       3,000 * Onward Kashiyama Co., Ltd. .....................           31,626
       1,000 * Societe BIC S.A. ...............................           33,145
                                                                  --------------
                                                                         233,753
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.04%
       7,000 * Toto, Ltd. .....................................           37,608
                                                                  --------------
               AUTO - CARS - 3.00%
       7,500 * Daimlerchrysler AG..............................          312,813
       4,000 * Fiat S.p.A. ....................................           66,468
      16,000 * Honda Motor Co. ................................          606,395
      60,000 * Nissan Motor Co., Ltd. .........................          296,056
       4,400 * Peugeot S.A. ...................................          186,355
      57,000 * Toyota Motor Corp. .............................        1,457,150
       2,000 * Volkswagen AG...................................           86,624
                                                                  --------------
                                                                       3,011,861
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - 0.34%
       4,050 * Denso Corp. - ADR...............................   $      242,640
      12,000 * GKN, Plc. ......................................           47,803
       5,000 * NGK Spark Plug Co., Ltd. .......................           38,954
       4,000 * Sanden Corp. ...................................           11,849
                                                                  --------------
                                                                         341,246
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.11%
       2,191 * Michelin (CGDE), Class B........................           71,698
         956 * Valeo S.A. .....................................           36,182
                                                                  --------------
                                                                         107,880
                                                                  --------------
               BANKS - OTHER - 12.20%
      26,030 * ABN Amro Holdings N.V. .........................          423,216
      18,797 * Allied Irish Banks..............................          197,682
       2,300 * Alpha Bank A.E. ................................           42,979
      38,000 * Banca di Roma S.p.A. ...........................           84,760
      57,001 * Banco Bilbao Vizcaya
               Argentaria, S.A. ...............................          701,585
      33,085 * Banco Comercial Portugues, S.A. ................          136,036
       8,520 * Banco Espirto Santo, S.A. ......................          106,088
      74,896 * Banco Santander Central Hispano S...............          638,714
       2,296 * Bank of Yokohama, Ltd. - ADR....................           77,207
       3,500   Bayerische Hypo- und Vereinsbank................          112,306
      16,000 * Bipop Carire S.p.A. ............................           27,376
       7,568 * BNP Paribas S.A. ...............................          664,382
       1,500 * Commercial Bank of Greece.......................           51,195
      18,800 * Credit Suisse Group.............................          727,483
      40,000 * Daiwa Bank, Ltd. ...............................           33,761
      13,000   Danske Bank AS - ADR............................          205,638
       5,290 * Dexia...........................................           73,925
       1,290 * Dexia Strip VVPR................................               11
       3,000 * Gunma Bank, Ltd. ...............................           15,095
      35,000 * Hang Seng Bank..................................          383,813
      22,000 * Hokuriku Bank, Ltd. ............................           26,424
      41,608 * ING Groep N.V. .................................        1,088,355
      25,000 * Joyo Bank, Ltd. ................................           73,852
      98,342 * Lloyds TSB Group, Plc. .........................        1,011,970
          86 * Mitsubishi Tokyo Financial
               Group, Inc. ....................................          588,362
       6,619   National Australia Bank, Ltd. - ADR.............          549,046
       3,000 * National Bank of Greece.........................           73,635

   NUMBER
  OF SHARES                                                MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - OTHER - Continued
      45,995 * Royal Bank of Scotland..................   $    1,065,259
      25,000 * Sanpaolo IMI S.p.A. ....................          275,682
       3,660   Sao Paolo Imi S.p.A. - ADR..............           80,520
      18,000 * Shizuoka Bank, Ltd. ....................          138,922
       6,936 * Soc Generale, Class A...................          377,767
      12,000 * Standard Chartered, Plc. ...............          137,679
      96,000 * Sumitomo Mitsui Banking Corp. ..........          521,993
      21,918 * UBS AG..................................        1,091,893
          20 * UFJ Holdings, Inc. .....................           66,061
       9,300   Westpac Banking Corp., Ltd. - ADR.......          359,910
                                                          --------------
                                                              12,230,582
                                                          --------------
               BANKS - REGIONAL - 1.11%
      23,000 * Ashikaga Bank, Ltd. ....................           22,399
      25,000 * Banca Monte dei Paschi
               Siena S.p.A. ...........................           65,617
       2,500 * Bank of Piraeus.........................           22,440
      30,709 * Barclays, Plc. .........................          941,012
      17,000 * Fukuoka City Bank, Ltd. ................           64,154
                                                          --------------
                                                               1,115,622
                                                          --------------
               BEVERAGE -
               BREWERS/DISTRIBUTORS - 1.45%
       8,000 * Asahi Breweries, Ltd. ..................           78,494
      59,354 * Diageo, Plc. ...........................          634,457
      36,500 * Foster's Group, Ltd. ...................           93,083
       4,000 * Interbrew...............................          105,346
      18,000 * Kirin Brewery Co., Ltd. ................          130,596
       2,000 * Pernod Ricard S.A. .....................          147,807
      21,642 * Six Continents, Plc. ...................          219,001
       4,000 * Takara Shuzo Co. .......................           39,734
                                                          --------------
                                                               1,448,518
                                                          --------------
               BEVERAGE - SOFT DRINKS - 0.02%
       1,500 * Coca Cola Hellenic Bottling.............           21,983
                                                          --------------
               BROADCASTING - 0.40%
      25,000 * British Sky Broadcasting
               Group, Plc. ............................          304,647
      12,000 * News Corp. .............................           91,808
                                                          --------------
                                                                 396,455
                                                          --------------

--------------------------------------------------------------------------------

48                                                             November 30, 2001
     AG INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - 2.76%
       8,400 * Amec, Plc. .....................................   $       47,050
      20,000 * Asahi Glass Co., Ltd. ..........................          116,702
      10,000 * Barratt Developments, Plc. .....................           52,877
       4,000 * Berkeley Group..................................           35,992
      10,920 * Cementir S.p.A. ................................           22,108
      10,000 * Cimpor Cimentos Portugal,
               S.G.P.S. S.A. ..................................          168,142
       1,223 * Compagnie de Saint-Gobain.......................          178,467
      10,997   CRH, Plc. ......................................          182,245
      20,500 * CSR, Ltd. ......................................           71,270
      10,000 * FKI, Plc. ......................................           27,293
       2,000 * Fomento de Construcciones y Contratas S.A. .....           42,855
         450 * Heidelberger Zement AG..........................           21,365
      28,000 * Hitachi Zosen Corp. ............................           17,043
       1,200 * Holcim, Ltd. ...................................          247,898
         250 * Imerys S.A. ....................................           24,299
      60,000 * Impregilo S.p.A. ...............................           29,131
       6,500 * Italcementi S.p.A. .............................           49,900
       2,040 * Kajima Corp. - ADR..............................           64,622
      30,000 * Kawasaki Heavy Industries, Ltd. ................           30,677
      32,382 * Kingfisher, Plc. ...............................          184,610
       2,669 * Lafarge S.A. ...................................          245,066
      27,000 * Mitsui Engineering & Shipbuilding Co., Ltd. ....           31,334
       1,250 * NKT Holding A/S.................................           15,795
      16,000 * Obayashi Corp. .................................           58,692
       8,000 * Okumura Corp. ..................................           23,827
      27,000 * Pilkington, Plc. ...............................           41,753
      20,000 * Shimizu Corp. ..................................           80,344
      12,000 * Skanska AB......................................           77,615
         100 * Sulzer AG.......................................           14,808
       9,000 * Sumitomo Osaka Cement Co., Ltd. ................           14,462
      26,000 * Taisei Corp. ...................................           71,320
      11,500 * Taylor Woodrow, Plc. ...........................           25,979
         300 * Technip-Coflexip S.A. ..........................           35,339
       5,000 * Thyssen Krupp AG................................           69,828
       8,000 * Toda Corp. .....................................           24,476
       6,120 * Tostem Corp. ...................................           82,845
       4,000 * Trelleborg AB...................................           31,121
       1,000 * Wienerberger Baustoffindustrie AG...............           14,145
      27,000 * Wolseley, Plc. .................................          193,756
                                                                  --------------
                                                                       2,767,051
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CHEMICAL - MAJOR - 0.49%
       5,150 * BASF AG.........................................   $      197,913
       1,500 * L'Air Liquide S.A. .............................          212,976
         100 * Lonza Group AG..................................           62,767
      11,000 * Mitsubishi Gas Chemical Co., Inc. ..............           21,247
                                                                  --------------
                                                                         494,903
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 1.28%
       4,200   Akzo Nobel N.V. - ADR...........................          188,706
      26,000 * Asahi Chemical Industry Co., Ltd. ..............           96,007
      10,000 * Daicel Chemical Industries, Ltd. ...............           30,920
      16,000 * Dainippon Ink and Chemicals, Inc. ..............           25,970
      11,000 * Denki Kagaku Kogyo Kabushiki Kaisha.............           25,085
       9,000 * Imperial Chemical Industries, Plc. .............           51,501
       1,750   Imperial Chemical Industries,
                Plc. - ADR.....................................           40,425
       4,000 * Johnson Matthey, Plc. ..........................           55,243
       7,000 * Kaneka Corp. ...................................           43,175
      39,000 * Mitsubishi Chemical Corp. ......................           87,356
       5,000 * Nippon Shokubai Co. ............................           21,790
      12,000 * Sekisui Chemical Co., Ltd. .....................           34,572
       8,100 * Shin Etsu Chemical Co. .........................          306,330
      27,000 * Showa Denko K.K. ...............................           32,868
       1,800 * Solvay S.A. ....................................          103,035
         124 * Syngenta AG (British Pound).....................            6,424
       1,370 * Syngenta AG (Swiss Franc).......................           69,711
       1,354 * Syngenta AG - ADR...............................           13,946
      13,000 * Tosoh Corp. ....................................           27,642
      18,000 * UBE Industries, Ltd. ...........................           24,688
                                                                  --------------
                                                                       1,285,394
                                                                  --------------
               COMMERCIAL SERVICES - 0.97%
       2,000 * Benesse Corp. ..................................           58,432
      12,000 * Brambles Industries, Plc. ......................           58,150
       5,000 * De La Rue, Plc. ................................           34,366
      33,000 * Hays, Plc. .....................................           95,477
         750 * ISS A/S.........................................           41,519
       8,000 * JGC Corp. ......................................           53,563
       4,000 * Kinden Corp. ...................................           21,393
       3,000 * Kyowa Exeo Corp. ...............................           20,086
       5,000 * Lex Service, Plc. ..............................           36,130
       1,000 * Linde AG........................................           42,318
       3,000 * Nippon Comsys Corp. ............................           21,620

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               COMMERCIAL SERVICES - Continued
      45,000 * Rentokil Initial, Plc. ........................   $      163,547
       4,000 * Secom Co. .....................................          222,042
         250 * SGS Societe Generale de Surveillance Holding
                S.A. .........................................           40,829
       3,000 * Takuma Co. ....................................           23,616
       1,000 * TIS, Inc. .....................................           26,294
         500 * VA Technologie AG..............................           10,078
                                                                 --------------
                                                                        969,460
                                                                 --------------
               CONGLOMERATES - 2.23%
       2,000 * Amano Corp. ...................................           12,092
       2,000 * Bergesen d.y. ASA..............................           34,057
      35,106 * BHP, Ltd. .....................................          183,495
      14,228   BHP, Ltd. - ADR................................          150,817
      18,579 * Brambles Industries, Ltd. .....................           95,950
       3,500 * DCC, Plc. .....................................           36,056
          77 * Granada, Plc. .................................              153
      35,000 * Hutchison Whampoa..............................          324,069
       2,157 * Lagardere S.C.A. ..............................           89,366
       7,000 * LVMH Moet Hennessy Louis
                Vuitton S.A. .................................          284,246
      33,000 * Mitsubishi Corp. ..............................          229,248
       1,234 * Preussag AG....................................           30,952
       9,733 * Siemens AG.....................................          575,442
      57,000 * Sonae S.G.P.S. S.A. ...........................           39,317
      25,000 * Tomkins, Plc. .................................           69,481
       5,000 * Wesfarmers, Ltd. ..............................           83,012
                                                                 --------------
                                                                      2,237,753
                                                                 --------------
               CONTAINERS - METAL/GLASS - 0.06%
       4,000 * Toyo Seikan Kaisha, Ltd. ......................           52,654
                                                                 --------------
               CONTAINERS - PAPER - 0.11%
      13,000 * Amcor, Ltd. ...................................           47,408
       9,500 * Bunzl, Plc. ...................................           64,044
                                                                 --------------
                                                                        111,452
                                                                 --------------
               COSMETICS/TOILETRIES - 0.82%
         850 * Beiersdorf AG..................................           94,410
         210 * Givaudan AG....................................           64,625
      15,000 * Kanebo, Ltd. ..................................           25,929
       5,500 * L'Oreal S.A. ..................................          378,632
      19,000   Loreal Co. - ADR...............................          261,484
                                                                 --------------
                                                                        825,080
                                                                 --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            49
     AG INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER                                                             MARKET
  OF SHARES                                                           VALUE

--------------------------------------------------------------------------------
               DRUGS - 8.63%
       8,000 * AstraZeneca, Plc. ..............................   $      357,453
      15,900   AstraZeneca, Plc. - ADR.........................          722,655
       5,000 * Bayer AG........................................          163,170
       6,000 * Chugai Pharmaceutical Co. ......................           80,490
       4,000 * CSL, Ltd. ......................................           99,835
       5,000 * Elan Corp. .....................................          223,950
      29,900   Glaxo Wellcome, Plc. - ADR......................        1,519,219
      28,930 * GlaxoSmithKline, Plc. ..........................          725,692
       4,000 * Kaken Pharmaceutical Co., Ltd. .................           25,061
       9,000 * Kyowa Hakko Kogyo Co., Ltd. ....................           48,645
       2,000 * Merck KGaA......................................           75,247
      49,840 * Novartis AG.....................................        1,755,486
      12,644 * Rhone Poulenc S.A. .............................          883,466
      14,500 * Roche Holdings AG...............................        1,040,448
       2,000 * Schering AG.....................................          108,212
       8,000 * Shionogi & Co. .................................          137,315
       2,000 * Taisho Pharmaceutical Co., Ltd. ................           35,303
      10,000 * Takeda Chemical Industries, Ltd. ...............          456,095
       3,500 * UCB S.A. .......................................          136,385
       2,000 * Yamanouchi Pharmaceuticals Co., Ltd. ...........           56,160
                                                                  --------------
                                                                       8,650,287
                                                                  --------------
               ELECTRIC PRODUCTS - 1.38%
       6,500 * ASML Holding N.V. ..............................          114,707
       8,000 * Brother Industries, Ltd. .......................           24,087
       9,000 * Canon, Inc. ....................................          304,577
       6,000 * Casio Computer Co. .............................           31,456
       5,000 * Daikin Industries, Ltd. ........................           81,359
      56,000 * Hitachi, Ltd. ..................................          413,569
       3,400   Sanyo Electric Co., Ltd. - ADR..................           85,850
      54,000 * Toshiba Corp. ..................................          230,514
       6,000 * Union Electric Fenosa S.A. .....................           93,898
                                                                  --------------
                                                                       1,380,017
                                                                  --------------
               ELECTRICAL EQUIPMENT - 1.03%
       4,000 * Dainippon Screen Manufacturing
                Co., Ltd. .....................................           13,504
       1,000 * Hirose Electric Co., Ltd. ......................           81,075
      17,265 * Innogy Holdings, Plc. ..........................           49,029
       3,000 * Kyocera Corp. ..................................          224,477
      10,000 * Minebea Co., Ltd. ..............................           60,055
       4,000 * Murata Manufacturing Co. .......................          270,411

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - Continued
       2,000 * Rohm Co. .......................................   $      271,709
       2,000 * Vestas Wind Systems A/S.........................           66,671
                                                                  --------------
                                                                       1,036,931
                                                                  --------------
               ELECTRONIC EQUIPMENT - 2.73%
       3,000 * Alps Electric Co. ..............................           20,451
      24,000 * Arm Holdings, Plc. .............................          132,035
         300 * Barco N.V. .....................................           10,750
         600 * Barconet N.V. ..................................            3,026
      10,000   Canon, Inc. - ADR...............................          339,000
      30,000 * Elec De Portugal................................           68,797
      27,000 * NEC Corp. ......................................          274,339
      21,183 * Philips Electronics N.V. .......................          578,760
       1,000 * Sagem S.A. .....................................           55,047
      20,000 * Sanyo Electric Co., Ltd. .......................          103,230
       3,110 * Schneider S.A. .................................          142,361
      19,000 * Sharp Corp. ....................................          246,405
      14,400 * Sony Corp. .....................................          678,981
      10,000 * Sumitomo Electric Industries, Ltd. .............           83,266
                                                                  --------------
                                                                       2,736,448
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.73%
       1,500 * Advantest Corp. ................................           95,683
       1,428 * Atlas Copco AB, Series A........................           29,984
       7,000 * NGK Insulators, Ltd. ...........................           56,582
       3,000 * Nitto Denko Corp. ..............................           63,545
       5,000 * Omron Corp. ....................................           68,171
       8,000 * Tohoku Electric Power Co., Inc. ................          120,110
      12,200 * Tokyo Electric Power Co., Inc. .................          280,693
                                                                  --------------
                                                                         714,768
                                                                  --------------
               ENTERTAINMENT - 0.50%
       2,056 * Canal Plus......................................            6,575
       2,300 * Nintendo Co., Ltd. .............................          396,648
       7,000 * Publishing & Broadcasting, Ltd. ................           36,869
         500 * Toho Co. .......................................           57,418
                                                                  --------------
                                                                         497,510
                                                                  --------------
               FINANCE COMPANIES - 0.66%
      12,500 * 3I Group, Plc. .................................          155,531
       2,500 * Acom Co. .......................................          202,889
       4,000 * Credit Saison Co. ..............................           87,648
      25,000 * Daiwa Securities Co., Ltd. .....................          167,789
         500 * Orix Corp. .....................................           48,085
                                                                  --------------
                                                                         661,942
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               FINANCIAL SERVICES - 2.58%
      24,000 * Amvescap, Plc. ................................   $      342,060
       4,000 * BCA Fideuram S.p.A. ...........................           29,561
      27,500 * BPI S.G.P.S. S.A. .............................           59,615
      16,500 * Canary Wharf Group, Plc. ......................          106,766
       7,500 * Deutsche Bank AG...............................          483,732
       4,000 * Fortis NL......................................           93,378
      20,000 * HSBC Holdings..................................          241,265
       2,137 * ICAP, Plc. ....................................           25,219
     100,370 * IntesaBci S.p.A. ..............................          244,110
      85,000 * Ugal & General Group, Plc. ....................          187,171
      13,112 * Nordea AB (Danish Krone).......................           65,644
       5,700 * Nordea AB (Euro)...............................           28,339
      40,800 * Nordea AB (Swedish Krone)......................          198,725
       2,000 * OM AB..........................................           25,872
       8,000 * Provident Financial, Plc. .....................           74,683
       6,000 * Schroders, Plc. ...............................           74,911
      80,000 * UniCredito Italiano S.p.A. ....................          301,705
                                                                 --------------
                                                                      2,582,756
                                                                 --------------
               FOODS - 3.82%
      13,000 * Ajinomoto, Inc. ...............................          132,300
         300 * Beghin-Say.....................................           10,776
       3,217 * Cadbury Schweppes, Plc. .......................           20,403
       7,858   Cadbury Schweppes, Plc. - ADR..................          198,415
       8,454 * Carrefour S.A. ................................          438,103
         300 * Cereol.........................................            8,008
         300 * Cerestar.......................................            8,379
       1,000 * Colruyt S.A. ..................................           43,536
      22,077 * Compass Group, Plc. ...........................          158,113
         800 * Danisco A/S....................................           28,594
       1,000 * Delhaize-Le Lion S.A. .........................           53,300
       1,500 * Etablissements Economiques du Casino Guichard-
                Perrachon S.A. ...............................          117,910
      12,000 * Greencore Group, Plc. .........................           28,809
       1,000 * Groupe Danone..................................          115,648
       2,000 * House Food Corp. ..............................           18,504
       2,666 * Jeronimo Martins S.G.P.S. .....................           19,416
         800 * Kamps AG.......................................            6,521
       2,000 * Katokichi Co. .................................           37,169
       6,000 * Kerry Group, Plc. .............................           75,785
       4,000 * Kesko Oyj......................................           32,894
       5,000 * Kikkoman Corp. ................................           29,987
       9,000 * Meiji Seika Kaisha, Ltd. ......................           38,273

--------------------------------------------------------------------------------

50                                                             November 30, 2001
     AG INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - Continued
         500 * Nestle S.A. ....................................   $      103,443
      24,000   Nestle S.A. - ADR...............................        1,236,943
       9,000 * Nichirei Corp. .................................           26,441
       1,000 * Nippon Meat Packers, Inc. ......................           10,347
       6,000 * Nisshin Seifun Group, Inc. .....................           38,760
       2,000 * Nissin Food Products Co., Ltd. .................           43,175
       5,000 * Orkla ASA.......................................           82,342
      29,640 * Parmalat Finanziaria S.p.A. ....................           80,186
         300 * Provimi.........................................            4,816
       2,333 * Sodexho Alliance S.A. ..........................           95,529
      10,750 * Tate & Lyle, Plc. ..............................           51,786
     119,199 * Tesco, Plc. ....................................          408,582
       3,000 * Yakult Honsha Co. ..............................           24,590
                                                                  --------------
                                                                       3,827,783
                                                                  --------------
               FREIGHT - 1.35%
          15 * A/S Dampskibsselskabet Svendborg................          135,389
       2,000 * Buhrmann N.V. ..................................           20,388
         450 * Compagnie Maritime Belge S.A. ..................           19,511
          20 * D/S 1912........................................          135,268
          50 * East Japan Railway Co. .........................          262,539
       2,800   Itochu Corp. - ADR..............................           73,914
       7,000 * Kamigumi Co. ...................................           29,257
      16,000 * Kawasaki Kisen Kaisha, Ltd. ....................           22,074
      34,000 * Mitsui & Co. ...................................          191,771
       2,570 * Nippon Yusen Kabushiki
                Kaisha - ADR...................................           74,940
      15,322 * Peninsular and Oriental Steam Navigation Co. ...           54,321
         200 * S.A. D'Ieteren N.V. ............................           28,271
       7,514 * TPG N.V. .......................................          153,468
       8,000 * Yamato Transport Co., Ltd. .....................          152,248
                                                                  --------------
                                                                       1,353,359
                                                                  --------------
               GOLD MINING - 0.24%
      66,000 * Normandy Mining, Ltd. ..........................           54,959
      15,000 * Sumitomo Metal Mining Co., Ltd. ................           52,224
      27,410 * WMC, Ltd. ......................................          134,667
                                                                  --------------
                                                                         241,850
                                                                  --------------

   NUMBER
  OF SHARES                                                   MARKET VALUE

-------------------------------------------------------------------------------
               HARDWARE & TOOLS - 0.07%
       1,000 * Bekaert S.A. ..............................   $       33,037
       3,000   Makita Corp. - ADR.........................           17,130
       3,000 * Mori Seiki Co. ............................           22,156
                                                             --------------
                                                                     72,323
                                                             --------------
               HEALTHCARE - 0.11%
       4,000 * SSL International, Plc. ...................           32,267
       9,000 * Tokyo Dome Corp. ..........................           23,446
       2,000 * William Demant A/S.........................           54,637
                                                             --------------
                                                                    110,350
                                                             --------------
               HOME BUILDERS - 0.16%
      10,000 * Daiwa House Industry Co., Ltd. ............           60,867
       8,000 * Nippon Sheet Glass Co., Ltd. ..............           34,345
       8,000 * Nishimatsu Construction Co., Ltd. .........           26,424
       2,140   Sekisui House, Ltd. - ADR..................           16,339
       4,000 * Sumitomo Forestry Co. .....................           24,217
                                                             --------------
                                                                    162,192
                                                             --------------
               HOSPITAL SUPPLIES - 0.88%
         800 * Fresenius Medical Care AG..................           52,322
      12,000 * Sanofi-Synthelabo S.A. ....................          832,019
                                                             --------------
                                                                    884,341
                                                             --------------
               HOUSEHOLD PRODUCTS - 0.95%
       4,000 * Noritake Co. ..............................           17,335
       9,242   Unilever N.V. .............................          525,870
      50,196 * Unilever, Plc. ............................          405,284
                                                             --------------
                                                                    948,489
                                                             --------------
               HUMAN RESOURCES - 0.29%
       3,000 * Adecco S.A. ...............................          155,393
      20,000 * Capita Group, Plc. ........................          133,689
                                                             --------------
                                                                    289,082
                                                             --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 0.62%
       2,500 * Konami Co. ................................           84,605
      10,500 * Misys, Plc. ...............................           48,637
         650 * Navision A/S...............................           16,818
       3,500 * SAP AG.....................................          432,671
       1,500 * TietoEnator Oyj............................           38,631
                                                             --------------
                                                                    621,362
                                                             --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               0.34%
       2,200 * Cap Gemini S.A. ...............................   $      141,106
       6,000 * Getronics N.V. ................................           22,198
       7,000 * Logica, Plc. ..................................           77,220
      23,000 * Sage Group, Plc. ..............................           78,264
       8,000 * Wm-data AB.....................................           20,023
                                                                 --------------
                                                                        338,811
                                                                 --------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               0.07%
       1,000 * Fuji Soft ABC, Inc. ...........................           41,389
       1,000 * Meitec Corp. ..................................           27,350
                                                                 --------------
                                                                         68,739
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 0.01%
         500 * Trans Cosmos, Inc. ............................           14,405
                                                                 --------------
               INSURANCE - CASUALTY - 0.38%
      28,000 * Mitsui Sumitomo Insurance
               Co., Ltd. .....................................          139,296
      10,800 * QBE Insurance Group, Ltd. .....................           39,908
      25,000 * Tokio Marine & Fire Insurance
               Co., Ltd. .....................................          197,817
                                                                 --------------
                                                                        377,021
                                                                 --------------
               INSURANCE - LIFE - 0.02%
       2,000 * Mediolanum S.p.A. .............................           17,970
                                                                 --------------
               INSURANCE - MISCELLANEOUS - 0.88%
       1,120 * Munchener Ruckversicherungs-Gesellschaft AG....          299,584
       5,800 * Swiss Reinsurance..............................          586,715
                                                                 --------------
                                                                        886,299
                                                                 --------------
               INSURANCE - MULTILINE - 4.15%
      21,144 * Aegon N.V. ....................................          563,488
       2,288 * Allianz AG.....................................          541,071
      19,000 * AMP, Ltd. .....................................          188,466
      22,313 * Assicurazioni Generali S.p.A. .................          612,632
      26,284 * Axa............................................          574,503
      38,752 * CGNU, Plc. ....................................          461,458
      14,000   Chubb & Son, Ltd. .............................           30,279
      16,850   Prudential, Plc. - ADR.........................          365,495

--------------------------------------------------------------------------------

November 30, 2001                                                             51
     AG INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INSURANCE - MULTILINE - Continued
      17,000 * Riunione Adriatica di
                Sicurta S.p.A. ...............................   $      206,957
       5,000 * Sampo Oyj......................................           39,370
      24,110 * Skandia Forsakrings AB.........................          179,672
       5,000 * Storebrand ASA.................................           27,671
       1,426 * Zurich Financial Services Group................          364,538
                                                                 --------------
                                                                      4,155,600
                                                                 --------------
               LEISURE TIME - 0.53%
      11,000 * Airtours, Plc. ................................           37,627
       4,000 * Aurea Concesiones de Infraestructuras del
                Estado S.A. ..................................           82,414
       7,500 * Brisa-Auto Estradas de Portugal, S.A. .........           63,826
         400 * Club Mediterranee S.A. ........................           16,131
      14,500 * EMI Group, Plc. ...............................           65,098
         100 * Kuoni Reisen Holding AG........................           25,594
      15,322 * Ladbroke Group, Plc. ..........................           45,859
       1,500 * Namco, Ltd. ...................................           28,242
      15,322 * P & O Princess Cruises, Plc. ..................           79,708
      34,000 * Stagecoach Group, Plc. ........................           30,529
      10,000 * Tab Corp. Holdings, Ltd. ......................           53,648
                                                                 --------------
                                                                        528,676
                                                                 --------------
               LODGING - 0.10%
       3,000 * Accor S.A. ....................................           99,434
                                                                 --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.12%
       3,084 * Atlas Copco AB, Series B.......................           60,709
       1,000 * Fuji Machine Manufacturing Co., Ltd. ..........           16,556
      28,000 * Ishikawajima Harima Heavy
                Industries Co., Ltd. .........................           42,493
                                                                 --------------
                                                                        119,758
                                                                 --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.73%
      10,000 * ABB, Ltd. .....................................          104,814
       7,000 * Amada Co., Ltd. ...............................           32,552
      12,500 * BBA Group, Plc. ...............................           47,033
       3,000 * Daifuku Co. ...................................           13,025

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - Continued
      10,000 * IMI, Plc. .....................................   $       34,919
       2,000 * Komori Corp. ..................................           21,425
       1,350   Kubota Corp. - ADR.............................           78,292
       2,166 * Metso Corp. ...................................           20,858
       1,000 * Nidec Corp. ...................................           52,345
       4,000 * Pioneer Corp. .................................           96,413
          20 * Schindler Holding AG...........................           28,215
       3,000 * Shimano, Inc. .................................           38,054
      63,745 * Siebe, Plc. ...................................           89,490
       7,500 * Smiths Group, Plc. ............................           70,550
                                                                 --------------
                                                                        727,985
                                                                 --------------
               MEDICAL TECHNOLOGY - 0.43%
      12,000 * Amersham, Plc. ................................          112,880
       2,000 * Austrian Airlines / Oesterreichische
                Luftverkehrs AG...............................           12,004
       5,000 * Celltech Group, Plc. ..........................           64,030
       4,000 * Eisai Co. .....................................           98,036
      13,500 * Smith & Nephew, Plc. ..........................           72,153
      27,300 * Snia S.p.A. ...................................           36,267
         200 * Sulzer Medica AG...............................            7,855
       2,000 * Terumo Corp. ..................................           26,213
                                                                 --------------
                                                                        429,438
                                                                 --------------
               MERCHANDISE - DRUG - 0.13%
      16,000 * Boots Co. .....................................          134,544
                                                                 --------------
               MERCHANDISE - SPECIALTY - 0.54%
       1,000 * Autobacs Seven Co. ............................           24,915
       6,000 * Citizen Watch Co. .............................           31,553
      17,000 * Great Universal Stores, Plc. ..................          151,433
       3,000 * Kokuyo Co. ....................................           26,635
      10,381 * Rexam, Plc. ...................................           55,187
       3,000 * Sega Enterprises, Ltd. ........................           62,206
       1,500 * Swatch Group AG, Class B.......................          135,969
      35,621 * Woolworths Group, Plc. ........................           22,211
       4,000 * Yamaha Corp. ..................................           33,696
                                                                 --------------
                                                                        543,805
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - DEPARTMENT - 0.76%
      20,500 * Coles Myer, Ltd. ...............................   $       87,488
       8,000   Daiei, Inc. - ADR...............................           14,400
       9,000 * Daimaru, Inc. ..................................           38,565
       1,000 * Karstadt AG.....................................           36,504
      19,481 * Marks & Spencer, Plc. ..........................           96,762
       5,033   Marks & Spencer, Plc. - ADR.....................          150,083
       6,000 * Marui Co., Ltd. ................................           78,591
       3,000 * Mitsukoshi, Ltd. ...............................           10,201
         200 * Mitsukoshi, Ltd. - ADR..........................            6,807
       8,000 * Mycal Corp. ....................................               65
       1,500 * Pinault-Printemps-Redoute S.A. .................          197,389
       4,000 * UNY Co., Ltd. ..................................           43,792
                                                                  --------------
                                                                         760,647
                                                                  --------------
               MERCHANDISING - FOOD - 0.54%
          56 * FamilyMart Co., Ltd. ...........................            1,139
      21,000 * J. Sainsbury, Plc. .............................          107,749
      12,130 * Koninklijke Ahold N.V. .........................          358,580
       8,474 * Woolworths, Ltd. ...............................           48,910
       4,000 * Yamazaki Baking Co. ............................           26,781
                                                                  --------------
                                                                         543,159
                                                                  --------------
               MERCHANDISING - MASS - 0.64%
       5,000 * Hankyu Department Stores, Inc. .................           30,636
       5,000 * Isetan Co. .....................................           50,682
       7,000 * Ito-Yokado Co., Ltd. ...........................          314,153
       6,000 * Jusco Co., Ltd. ................................          126,116
       2,300 * Metro AG........................................           78,705
       8,000 * Seiyu, Ltd. ....................................           17,594
       1,500 * Shimachu Co. ...................................           23,848
                                                                  --------------
                                                                         641,734
                                                                  --------------
               METALS - ALUMINUM - 0.08%
       1,680 * Pechiney S.A. ..................................           82,019
                                                                  --------------
               METALS - COPPER - 0.49%
      26,432 * Rio Tinto, Plc. ................................          495,390
                                                                  --------------
               METALS - MISCELLANEOUS - 0.65%
      14,000 * Hennes & Mauritz AB, Class B....................          279,528
     150,000 * Mim Holdings, Ltd. .............................           85,874
      41,000 * Mitsui Mining & Smelting Co., Ltd. .............          131,099
      12,000 * NSK, Ltd. ......................................           42,363

--------------------------------------------------------------------------------

52                                                            November 30, 2001
     AG INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               METALS - MISCELLANEOUS - Continued
      13,000 * NTN Corp. ......................................   $       23,738
       3,000 * SKF AB..........................................           53,571
       1,000 * Umicore.........................................           38,806
                                                                  --------------
                                                                         654,979
                                                                  --------------
               METALS - STEEL - 0.51%
       1,500 * Acerinox S.A. ..................................           47,029
     136,700 * Corus Group, Plc. ..............................          130,537
       2,000 * Corus Group, Plc. - ADR.........................           18,720
      65,000 * Kawasaki Steel Corp. ...........................           64,884
     129,000 * Nippon Steel Co. ...............................          182,162
       4,250 * OneSteel, Ltd. .................................            2,367
       5,000 * Usinor S.A. ....................................           62,796
                                                                  --------------
                                                                         508,495
                                                                  --------------
               MISCELLANEOUS - 0.63%
      15,000 * Autostrade S.p.A. ..............................           99,702
       5,330 * Bouygues S.A. ..................................          183,823
      12,175 * Dixons Group, Plc. .............................           42,340
       3,000 * Groupe Bruxelles Lambert S.A. ..................          155,600
       3,700 * Hellenic Technodomiki S.A. .....................           22,207
      25,000 * Swire Pacific...................................          123,013
                                                                  --------------
                                                                         626,685
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.40%
       8,500 * Australian Gas Light Co., Inc. .................           39,253
      59,215 * BG Group, Plc. .................................          222,806
       8,000 * Gas Natural SDG, S.A. ..........................          140,318
                                                                  --------------
                                                                         402,377
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 5.11%
      28,289 * BP, Plc. .......................................          209,054
      51,178   BP, Plc. - ADR..................................        2,260,532
      70,000 * ENI S.p.A. .....................................          823,329
       5,500 * Norsk Hydro ASA.................................          213,193
      10,500   Repsol S.A. - ADR...............................          150,150
      20,392   Royal Dutch Petroleum Co. ......................          985,749
       9,000 * Royal Dutch Petroleum Co. (Euro)................          435,359
       6,610 * Shell Transport & Trading
                Co., Plc. .....................................           45,597
                                                                  --------------
                                                                       5,122,963
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               OIL - SERVICE - PRODUCTS - 0.01%
       1,500 * Hellenic Petroleum S.A. .......................   $       10,239
                                                                 --------------
               OIL - SERVICES - 0.12%
       8,000 * Petroleum Geo Services ASA.....................           51,086
      13,000 * Santos, Ltd. ..................................           43,579
       7,000 * Teikoku Oil Co. ...............................           29,654
                                                                 --------------
                                                                        124,319
                                                                 --------------
               OIL/GAS PRODUCERS - 1.66%
      44,000 * Osaka Gas Co. .................................          114,981
       9,000 * Repsol YPF, S.A. ..............................          126,577
      51,000 * Tokyo Gas Co. .................................          139,068
      10,067 * TotalFinaElf, S.A. ............................        1,285,067
                                                                 --------------
                                                                      1,665,693
                                                                 --------------
               PAPER/FOREST PRODUCTS - 0.38%
      77,000 * Carter Holt Harvey, Ltd. ......................           55,769
      15,000 * Corticeira Amorim, S.G.P.S., S.A. .............           12,765
      30,000 * Jefferson Smurfit Group, Plc. .................           64,229
      16,000 * New Oji Paper Co., Ltd. .......................           77,390
         300 * Oji Paper Co., Ltd. - ADR......................           14,523
      20,000 * Portucel - Empresa Produtora de Pasta e Papel,
                S.A. .........................................           20,424
       4,000 * UPM-Kymmene Oyj................................          135,266
                                                                 --------------
                                                                        380,366
                                                                 --------------
               PHOTOGRAPHY - 0.47%
       9,000 * Fuji Photo Film Co., Ltd. .....................          309,690
       7,000 * Konica Corp. ..................................           39,312
       6,000 * Nikon Corp. ...................................           53,806
       5,000 * Olympus Optical Co. ...........................           68,982
                                                                 --------------
                                                                        471,790
                                                                 --------------
               PUBLISHING - NEWS - 0.46%
      15,044 * Independent Newspapers, Plc. ..................           24,797
       4,000 * Mondadori (Arnoldo)
                Editore S.p.A. ...............................           25,691
      13,000   News Corp, Ltd. - ADR..........................          399,100
       2,227 * United Business Media, Plc. ...................           16,521
                                                                 --------------
                                                                        466,109
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PUBLISHING/PRINTING - 0.81%
      11,209 * Elsevier N.V. ..................................   $      129,730
       2,000 * Kadokawa Shoten Publishing
                Co., Ltd. .....................................           30,985
      10,363 * Pearson, Plc. ..................................          122,147
      20,000 * Reed International, Plc. .......................          168,180
      15,000 * Reuters Group...................................          145,589
      13,000 * Toppan Printing Co. ............................          118,690
       4,500 * Wolters Kluwer N.V. ............................           97,553
                                                                  --------------
                                                                         812,874
                                                                  --------------
               RAILROAD - 0.35%
          10 * Central Japan Railway Co. ......................           65,655
       7,000 * Keihin Electric Express Railway
                Co., Ltd. .....................................           28,291
      27,000 * Kinki Nippon Railway Co., Ltd. .................          103,644
      10,000 * Railtrack Group, Plc. ..........................              143
      21,000 * Tobu Railway Co. ...............................           59,990
      25,000 * Tokyu Corp. ....................................           96,575
                                                                  --------------
                                                                         354,298
                                                                  --------------
               REAL ESTATE - 1.37%
      67,320 * Beni Stabili S.p.A. ............................           32,444
      10,000 * British Land Co. ...............................           66,844
      40,000 * Cheung Kong Hldgs...............................          384,430
       3,000 * Daito Trust Construction Co., Ltd. .............           46,989
       7,102 * Hammerson, Plc. ................................           45,931
      10,692 * Lend Lease Corp. ...............................           66,219
      23,000 * Mitsubishi Estate Co., Ltd. ....................          196,364
       8,500 * Slough Estates, Plc. ...........................           39,373
      55,000 * Sun Hung Kai Properties Ltd. ...................          413,510
       3,333 * WCM Beteiligungs-und............................           38,396
      20,000 * Wharf (Holdings) Ltd. ..........................           43,109
                                                                  --------------
                                                                       1,373,609
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.07%
      48,500 * General Property Trust..........................           70,576
                                                                  --------------
               RESTAURANTS - 0.20%
       6,000 * Autogrill S.p.A. ...............................           54,393
       2,000 * Oriental Land Co., Ltd. ........................          143,158
       5,000 * TelePizza, S.A. ................................            8,152
                                                                  --------------
                                                                         205,703
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                             53
     AG INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               SAVINGS & LOAN - 0.06%
       1,000 * Promise Co. ...................................   $       57,864
                                                                 --------------
               SECURITIES RELATED - 0.49%
      14,000 * Kidde..........................................           12,022
       4,000 * Nikko Securities Co., Ltd. ....................           21,101
       3,300   Nomura Holdings, Inc. - ADR....................          458,349
                                                                 --------------
                                                                        491,472
                                                                 --------------
               SEMICONDUCTOR EQUIPMENT - 0.16%
       3,000 * Tokyo Electron, Ltd. ..........................          159,227
                                                                 --------------
               SEMICONDUCTORS - 0.69%
      26,000 * Fujitsu, Ltd. .................................          214,803
      14,000 * STMicroelectronics N.V. .......................          475,311
                                                                 --------------
                                                                        690,114
                                                                 --------------
               TELECOMMUNICATIONS - 7.07%
      20,000 * Alcatel S.A. ..................................          365,128
      81,164 * BT Group, Plc. ................................          320,431
       2,879   BT Group, Plc. - ADR...........................          110,266
         152 * Cable & Wireless, Plc. ........................              715
      13,000 * Carlton Communications, Plc. ..................           40,021
      85,000   Ericsson LMTEL Co.,
                Class B - ADR.................................          464,100
       3,000 * Europolitan Holdings AB........................           19,123
      16,000 * France Telecom S.A. ...........................          632,076
       4,000 * Hellenic Telecommunications Organization
                S.A. .........................................           67,866
       1,000 * Intracom S.A. .................................           14,118
      15,331 * Koninklijke (Royal) KPN N.V. ..................           70,041
     164,439 * Marconi, Plc. .................................           82,028
      15,000 * Mediaset S.p.A. ...............................          112,333
       2,879 * mmO2, Plc. - ADR...............................           32,821
      65,920 * Nokia Oyj......................................        1,541,234
     200,000 * Pacific Century Cyberworks, Ltd. ..............           57,845
       4,000 * Panafon Hellenic Telecom S.A. .................           20,281
      26,250 * Sonera Oyj.....................................          136,150
       1,400   Sumitomo Electric Industries,
                Ltd. - ADR....................................          116,671
       4,500 * Tele Danmark A/S...............................          157,051
      11,102 * Telecom Corp. of New Zealand...................           23,476
       2,600   Telecom Corp. of New Zealand,
                Ltd. - ADR....................................           42,900

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
      80,000 * Telefonaktiebolaget LM Ericsson, Class B........   $      442,445
      57,286 * Telefonica S.A. ................................          774,370
     140,000 * Telstra Corp. ..................................          400,746
      41,000   Vodafone Group, Plc. - ADR......................        1,038,940
                                                                  --------------
                                                                       7,083,176
                                                                  --------------
               TEXTILE - PRODUCTS - 0.25%
       6,000 * Kuraray Co. ....................................           39,198
      12,000 * Mitsubishi Rayon Co., Ltd. .....................           31,164
       6,000 * Nisshinbo Industries, Inc. .....................           25,807
      18,000 * Teijin, Ltd. ...................................           66,612
      25,000 * Toray Industries, Inc. .........................           68,374
      16,000 * Toyobo Co. .....................................           22,594
                                                                  --------------
                                                                         253,749
                                                                  --------------
               TOBACCO - 0.59%
       6,000 * Altadis S.A. ...................................           95,672
      15,879 * British American Tobacco, Plc. .................          127,868
       9,908   British American Tobacco, Plc. - ADR............          162,689
          25 * Japan Tobacco, Inc. ............................          163,732
       8,000 * Swedish Match AB................................           40,120
                                                                  --------------
                                                                         590,081
                                                                  --------------
               TRUCKERS - 0.08%
      23,000 * Nippon Express Co. .............................           82,876
                                                                  --------------
               TRUCKING & LEASING - 0.03%
       6,000 * Seino Transportation Co., Ltd. .................           27,755
                                                                  --------------
               UTILITIES -
               COMMUNICATION - 4.16%
      20,081 * Deutsche Telekom AG.............................          344,481
         200 * Nippon Telegraph and
                Telephone Corp. ...............................          827,788
       1,200 * Swisscom AG.....................................          327,605
     129,819 * Telecom Italia Mobile S.p.A. ...................          733,801
      20,000 * Telecom Italia S.p.A. ..........................          170,381
       5,000 * Telefonica S.A. - ADR...........................          199,550
     611,957 * Vodafone Group, Plc. ...........................        1,569,946
                                                                  --------------
                                                                       4,173,552
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - 1.27%
      10,000 * Clp Holdings...................................   $       38,838
       7,500 * Endesa S.A. ...................................          120,060
      10,000   Endesa SA - ADR................................          157,700
      50,000 * Enel S.p.A. ...................................          286,208
      10,000 * Hong Kong Electric Holdings, Ltd. .............           36,885
      17,265 * International Power, Plc. .....................           50,998
       6,600 * Kansai Electric Power Co., Inc. ...............          103,055
      25,000 * National Grid Group, Plc. .....................          157,846
         700 * Oesterreichisch Elektrizitatswirtschafts AG,
                Class A.......................................           49,544
       4,000   RWE AG - ADR...................................          148,815
      21,488 * Scottish Power, Plc. ..........................          120,206
                                                                 --------------
                                                                      1,270,155
                                                                 --------------
               UTILITIES -
               GAS, DISTRIBUTION - 0.45%
      69,000 * Centrica, Plc. ................................          209,469
      20,000 * Hong Kong & China Gas..........................           24,676
       9,750 * Italgas S.p.A. ................................           87,341
      59,215 * Lattice Group, Plc. ...........................          128,282
                                                                 --------------
                                                                        449,768
                                                                 --------------
               UTILITIES - MISCELLANEOUS - 0.25%
       5,000 * VEBA AG........................................          249,525
                                                                 --------------
               WATER SERVICES - 1.59%
       4,500 * AWG, Plc. .....................................           35,275
       3,000 * Kurita Water Industries, Ltd. .................           37,737
       7,500 * Suez...........................................          228,429
       7,500 * Suez Lyonnaise des Eaux S.A. ..................               67
      15,000 * Suez S.A. .....................................          453,499
       9,183 * United Utilities, Plc. ........................           82,847
      14,797 * Vivendi Universal S.A. ........................          757,532
                                                                 --------------
                                                                      1,595,386
                                                                 --------------
               TOTAL COMMON STOCK
               (Cost $108,460,669)............................       96,824,706
                                                                 --------------
               PREFERRED STOCK - 0.02%
               ENTERTAINMENT - 0.02%
       2,500   ProSiebenSat.1 Media AG:
               (Cost $74,937).................................           16,572
                                                                 --------------
               WARRANTS - 0.00%
               INSURANCE - MISCELLANEOUS - 0.00%
          60   Munchener Ruckversicherung:
               (Cost $0)......................................            3,773
                                                                 --------------

--------------------------------------------------------------------------------

54                                                            November 30, 2001
     AG INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

     PAR
    VALUE                                MARKET VALUE

--------------------------------------------------------------
             CORPORATE BONDS - 0.05%
             AEROSPACE/DEFENSE -
             0.02%
             BAE Systems, Plc.:
 $    12,749  7.45% due 11/30/03.....   $       18,810
                                        --------------
             CONGLOMERATES - 0.01%
             Preussag AG:
       8,000  2.125% due 6/17/04.....            6,721
                                        --------------
             NATURAL GAS - DIVERSIFIED - 0.02%
             BG Transco Holdings,
             Plc.:
       5,000  7.00% due 12/16/24.....            7,964
       5,000  1.00% due 12/14/09.....            7,091
       5,000  1.00% due 12/14/22.....            7,951
                                        --------------
                                                23,006
                                        --------------
             TOTAL CORPORATE BONDS
             (Cost $41,337)..........           48,537
                                        --------------
             SHORT-TERM INVESTMENTS -
             2.39%
   2,400,000 United States Treasury
             Bills,
             1.92% due 2/21/02
             (Cost $2,396,499).......        2,396,499
                                        --------------
             TOTAL INVESTMENTS
             (Cost $110,973,442) -
              99.06%.................       99,290,087
             Other assets and
              liabilities,
              net - 0.94%............          944,599
                                        --------------
             NET ASSETS - 100%.......   $  100,234,686
                                        --------------

     * Non-income producing
     + Security represents an investment in an affiliated company.

                                                                   UNREALIZED
                                                                  APPRECIATION/
CONTRACTS                                                        (DEPRECIATION)

--------------------------------------------------------------------------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/01)
 23(2)        MSCI Pan Euro Futures
              (December 2001/(Euro)1,039)........................ $      57,787
 22(3)      DAX Index Futures
              (December 2001/(Euro)4,984)........................       421,801
 12(4)      FTSE 100 Index Futures
              (December 2001/(Pounds)5,199)......................        69,993
 50(5)      MSCI Singapore Index ETS Futures
              (December 2001/S$180)..............................       (16,601)
  8(6)      CAC40 10 Euro Futures
              (December 2001/(Euro)4,474)........................         1,110
                                                                 --------------
                                                                 $      534,090
                                                                 --------------

(1) U.S. Treasury Bills with a market value of $2,392,459 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 20.
(3)  Per 25.
(4)  Per 10.
(5)  Per 200.
(6)  Per 10.

--------------------------------------------------------------------------------

November 30, 2001   AMERICAN CENTURY INTERNATIONAL GROWTH FUND (Unaudited)    55


---------------------------------------------------------
                                          Total Return
                                  -----------------------
  6 Months                               Since Inception*
---------------------------------------------------------
  -13.57%                                    -27.87%

* December 8, 2000

[CHART APPEARS HERE]

                        Growth of $10,000 Investment

                          American Century                  MSCI
                        International Growth                EAFE
                        --------------------                ----
12/8/2000                    $10,000.00                  $10,000.00
12/29/2000                     9,920.00                   10,083.23
1/31/2001                      9,810.00                   10,078.04
2/28/2001                      9,060.00                    9,322.51
3/30/2001                      8,290.00                    8,701.07
4/30/2001                      8,672.56                    9,305.72
5/31/2001                      8,345.48                    8,977.28
6/29/2001                      8,085.94                    8,610.15
7/31/2001                      7,817.12                    8,453.49
8/31/2001                      7,590.01                    8,239.27
9/28/2001                      7,082.19                    7,404.74
10/31/2001                     7,082.19                    7,594.39
11/30/2001                     7,212.97                    7,874.34

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. Koninklijke Ahold N.V. ..   3.34%
   2. Tyco International,
       Ltd. ...................   3.10%
   3. Nintendo Co., Ltd. ......   3.07%
   4. Novo Nordisk A/S.........   2.45%
   5. Vodafone Group, Plc. ....   2.38%
   6. Rhone Poulenc S.A........   2.07%
   7. Credit Suisse Group......   2.00%
   8. Barclays, Plc. ..........   1.80%
   9. Reed International,
       Plc. ...................   1.70%
  10. Allianz AG...............   1.58%


MANAGEMENT OVERVIEW
A discussion with American Century Investment Management, Inc.

How did the fund perform relative to its benchmark?
For the six-month period ending November 30, 2001, American Century International Growth Fund declined -13.57%, while its benchmark, the Morgan Stanley Capital International EAFE Index, declined 12.29%.

What were the dominant themes for the portfolio?
Despite weak business conditions, the Fund continued to follow its "bottom-up" investment process of searching for individual businesses with improving earnings. The quest led the team to take a greater representation in companies that appeared well-positioned to withstand economic turmoil, such as grocery stores and firms that make and sell consumer products. In addition, we slightly reduced investments in financial and health care companies, although they remain among the fund's largest investments.

Finally, toward the end of the fiscal year, with interest rates declining in many countries, we found opportunities in areas that are more economically sensitive, particularly select technology and media companies.

Which portfolio holdings were among the Fund's best performers?
The industrial and consumer non-cyclical sectors contributed most on a relative basis. The best relative performance came from the industrials sector. Those holdings were increased during the period to a slightly overweight position. The gains came mostly from Tyco International, a diversified manufacturing and service company.

Among non-cyclical consumer businesses, the overweight position outperformed the index, due mostly to the stability demonstrated by food and beverage holdings. Investors often gravitate toward such firms during tough times because consumers continue buying "necessities" during a slowdown, a tendency that boosted British American Tobacco.

Were there any disappointments in the Fund?
The financial sector, our largest stake, endured a difficult period. The period left little doubt that the slowdown of the U.S. economy was having a deeper and more prolonged impact on international markets than many corporate officials originally anticipated. As a result, holdings in the bank, insurance and financial services industries all retreated in the face of declining markets, missed earnings targets and downbeat profit forecasts. Market volatility and uncertainty took an especially heavy toll on investment management companies as assets under management shrank. Insurance companies declined following the September 11, 2001 terrorist attacks, although some were recovering as the period ended.

What is your outlook for the next fiscal period?
The September 11 terrorist attacks on the United States stunned international markets and further weakened an already faltering global economy. While the extent of the economic fall-out from the horrible acts remains uncertain, many officials are hopeful that swift economic action will ensure the current downturn is short-lived.

Indeed, many governments have accelerated efforts aimed at boosting fundamentally sound countries that are now struggling. Central banks around the world have lowered interest rates and some countries have cut taxes, both of which should bolster business and consumer confidence. In addition, energy and commodity prices have declined, helping many economies.

Regardless of the economic environment, we will continue to look for companies that are showing improving growth in any sector, any industry, and any country.

We follow a long-held investment process. Our disciplined approach, coupled with extensive research and analysis, is designed to lead us to strong, growing companies. Our strategy underscores American Century's belief that investing in decidedly successful businesses showing accelerating growth is the best way to generate superior results over time.

As always, our job is to ensure that our portfolios contain holdings that we believe to be growing companies.

-------------------------------------------------------------------------------

56                                                             November 30, 2001
      AMERICAN CENTURY INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
                                  (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 96.04%
               ADVERTISING - 0.56%
     258,331 * WPP Group, Plc. ................................   $    2,521,738
                                                                  --------------
               AEROSPACE/DEFENSE - 0.74%
     734,000 * BAE Systems, Plc. ..............................        3,339,156
                                                                  --------------
               APPAREL & PRODUCTS - 1.36%
      80,000 * Bulgari S.p.A. .................................          678,355
     423,771 * Next, Plc. .....................................        5,417,907
                                                                  --------------
                                                                       6,096,262
                                                                  --------------
               AUTO - CARS - 1.93%
      68,064 * Bayerische Motoren Werke AG.....................        2,254,947
      79,300 * Honda Motor Co. ................................        3,007,887
     170,160 * Hyundai Motor Co. ..............................        3,395,313
                                                                  --------------
                                                                       8,658,147
                                                                  --------------
               BANKS - 9.43%
     275,800 * Banco Bilbao Vizcaya Argentaria, S.A. ..........        3,393,111
     265,444 * Barclays, Plc. .................................        8,085,821
     233,000 * Credit Suisse Group.............................        8,984,394
     194,460 * Dexia...........................................        2,698,852
     181,004 * ING Groep N.V. .................................        4,732,472
     282,800 * Lloyds TSB Group, Plc. .........................        2,915,867
      86,377 * National Australia Bank, Ltd. ..................        1,419,036
     238,109 * Royal Bank of Scotland..........................        5,507,781
      91,255 * UBS AG..........................................        4,530,056
                                                                  --------------
                                                                      42,267,390
                                                                  --------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 1.18%
     494,064 * Diageo, Plc. ...................................        5,270,293
                                                                  --------------
               BROADCASTING - 1.08%
     297,500 * British Sky Broadcasting Group, Plc. ...........        3,631,706
      34,200 * Grupo Televisa S.A. - ADR.......................        1,186,740
                                                                  --------------
                                                                       4,818,446
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - 2.30%
     113,618 * CRH, Plc. ......................................   $    1,882,071
     300,000 * Hanson, Plc. ...................................        2,021,497
     176,200 * Kingfisher, Plc. ...............................        1,005,115
      22,117 * Lafarge S.A.....................................        2,029,865
      60,100 * Vinci S.A. .....................................        3,374,109
                                                                  --------------
                                                                      10,312,657
                                                                  --------------
               CHEMICAL - MAJOR - 0.55%
      17,482 * L'Air Liquide S.A. .............................        2,481,061
                                                                  --------------
               COMMERCIAL SERVICES - 1.16%
       9,419 * ISS A/S.........................................          521,169
     514,998 * Rentokil Initial, Plc. .........................        1,874,655
     156,900 * Securitas AB....................................        2,797,485
                                                                  --------------
                                                                       5,193,309
                                                                  --------------
               CONGLOMERATES - 3.40%
      22,600 * Siemens AG......................................        1,333,555
     236,100   Tyco International, Ltd. .......................       13,882,680
                                                                  --------------
                                                                      15,216,235
                                                                  --------------
               COSMETICS/TOILETRIES - 1.29%
     100,000 * KAO Corp. ......................................        2,136,128
     276,427   Reckitt Benckiser, Plc. ........................        3,654,350
                                                                  --------------
                                                                       5,790,478
                                                                  --------------
               DRUGS - 5.01%
     137,754   Glaxo Wellcome, Plc. - ADR......................        6,999,281
      44,511 * Novartis AG.....................................        1,562,264
     132,791 * Rhone Poulenc S.A. .............................        9,274,283
     141,000 * Shionogi & Co...................................        2,422,149
      48,000 * Takeda Chemical Industries, Ltd. ...............        2,191,033
                                                                  --------------
                                                                      22,449,010
                                                                  --------------
               ELECTRIC PRODUCTS - 1.42%
     104,000 * Canon, Inc. ....................................        3,522,417
     660,000 * Toshiba Corp. ..................................        2,819,688
                                                                  --------------
                                                                       6,342,105
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 0.84%
      71,800 * Korea Electric Power Corp. .....................   $    1,297,301
      36,700 * Murata Manufacturing Co. .......................        2,483,033
                                                                  --------------
                                                                       3,780,334
                                                                  --------------
               ELECTRONIC EQUIPMENT - 4.49%
     165,874   Koninklijke (Royal) Philips Electronics N.V. ...        4,490,209
     251,000 * NEC Corp. ......................................        2,552,404
      34,040 * Samsung Electronics Co., Ltd. ..................        5,829,546
     254,000 * Sharp Corp. ....................................        3,296,719
      83,400 * Sony Corp. .....................................        3,935,624
                                                                  --------------
                                                                      20,104,502
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.97%
      50,700 * Celestica, Inc. ................................        2,144,103
     428,000 * Sanyo Electric Co., Ltd. .......................        2,210,916
                                                                  --------------
                                                                       4,355,019
                                                                  --------------
               ENTERTAINMENT - 3.07%
      79,800 * Nintendo Co., Ltd. .............................       13,773,148
                                                                  --------------
               FINANCE COMPANIES - 2.08%
      26,800 * Acom Co. .......................................        2,176,738
       3,620 * Julius Baer Holding, Ltd. ......................        1,195,822
     154,950 * Kookmin Bank....................................        5,964,531
                                                                  --------------
                                                                       9,337,091
                                                                  --------------
               FINANCIAL SERVICES - 4.08%
     181,100 * Amvescap, Plc. .................................        2,573,628
     282,112 * Canary Wharf Group, Plc.........................        1,840,614
     436,300 * Danske Bank.....................................        6,901,239
      63,300 * Fortis NL.......................................        1,477,050
     309,300 * HSBC Holdings...................................        3,720,617
     464,400 * UniCredito Italiano S.p.A. .....................        1,750,618
                                                                  --------------
                                                                      18,263,766
                                                                  --------------
               FOODS - 3.88%
      23,537 * Carrefour SA....................................        1,219,190
     794,087 * Compass Group, Plc. ............................        5,665,069
      30,928 * Nestle S.A. ....................................        6,376,036
     924,480 * Tesco, Plc. ....................................        3,170,754
      16,808 * Unilever N.V. ..................................          957,173
                                                                  --------------
                                                                      17,388,222
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                             57
      AMERICAN CENTURY INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
                            (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               FREIGHT - 1.48%
     199,920 * Exel, Plc. ....................................   $    2,248,060
     140,628 * TPG N.V.  .....................................        2,870,938
      79,000 * Yamato Transport Co., Ltd. ....................        1,504,670
                                                                 --------------
                                                                      6,623,668
                                                                 --------------
               HEAVY DUTY TRUCKS/PARTS - 0.21%
       9,100 * SMC Corp. .....................................          920,200
                                                                 --------------
               HOSPITAL SUPPLIES - 1.34%
      86,418 * Sanofi-Synthelabo S.A. ........................        5,989,110
                                                                 --------------
               HUMAN RESOURCES - 0.57%
      23,492 * Adecco S.A. ...................................        1,212,546
     202,049 * Capita Group, Plc. ............................        1,331,216
                                                                 --------------
                                                                      2,543,762
                                                                 --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 0.02%
      22,054 * Misys, Plc. ...................................          100,251
                                                                 --------------
               INSURANCE - CASUALTY - 0.48%
     272,000 * Tokio Marine & Fire Insurance Co., Ltd. .......        2,153,996
                                                                 --------------
               INSURANCE - LIFE - 1.75%
     233,200 * Alleanza Assicurazioni.........................        2,449,309
     176,400 * Prudential, Plc. ..............................        1,913,145
     612,114 * Royal & Sun Alliance...........................        3,491,743
                                                                 --------------
                                                                      7,854,197
                                                                 --------------
               INSURANCE - MISCELLANEOUS - 1.37%
      14,852 * Munchener Ruckversicherungs-Gesellschaft A.....        4,009,492
      21,212 * Swiss Reinsurance..............................        2,138,203
                                                                 --------------
                                                                      6,147,695
                                                                 --------------
               INSURANCE - MULTILINE - 2.70%
      69,600   AFLAC, Inc. ...................................        1,907,040
      30,124 * Allianz AG.....................................        7,093,907
     253,400 * Riunione Adriatica di Sicurta S.p.A. ..........        3,083,494
                                                                 --------------
                                                                     12,084,441
                                                                 --------------
               LEISURE TIME - 0.00%
       3,023 * Amadeus Global Travel Distribution S.A. .......           16,241
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               LODGING - 0.88%
      98,350 * Accor S.A. .....................................   $    3,258,316
      32,876 * Fairmont Hotels Resorts, Inc. ..................          701,902
                                                                  --------------
                                                                       3,960,218
                                                                  --------------
               MEDICAL TECHNOLOGY - 1.07%
      62,960 * Biovail Corp. ..................................        3,444,542
     256,000 * Smith & Nephew, Plc. ...........................        1,350,802
                                                                  --------------
                                                                       4,795,344
                                                                  --------------
               MERCHANDISE - DRUG - 2.92%
      42,533 * Altanta AG......................................        2,132,707
     282,225 * Novo Nordisk A/S................................       10,965,138
                                                                  --------------
                                                                      13,097,845
                                                                  --------------
               MERCHANDISE - SPECIALTY - 0.93%
     334,800 * Great Universal Stores, Plc. ...................        2,979,340
      61,700 * Swatch Group AG.................................        1,180,198
                                                                  --------------
                                                                       4,159,538
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.92%
      41,313 * Karstadt AG.....................................        1,498,162
     527,000 * Marks & Spencer, Plc. ..........................        2,619,168
                                                                  --------------
                                                                       4,117,330
                                                                  --------------
               MERCHANDISING - FOOD - 3.34%
     506,516 * Koninklijke Ahold N.V. .........................       14,966,636
                                                                  --------------
               METALS - 0.45%
     100,200 * Hennes & Mauritz AB, Class B....................        1,997,548
                                                                  --------------
               MISCELLANEOUS - 1.69%
     813,600 * Autostrade S.p.A. ..............................        5,405,451
     626,500 * Dixons Group, Plc. .............................        2,159,919
                                                                  --------------
                                                                       7,565,370
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 2.23%
     277,500 * BP, Plc. .......................................        2,047,969
     430,150 * Eni, SpA........................................        5,057,102
      97,400 * Suncor Energy, Inc. ............................        2,869,882
                                                                  --------------
                                                                       9,974,953
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL/GAS PRODUCERS - 1.51%
      50,553 * Talisman Energy, Inc. ..........................   $    1,793,816
      38,803 * TotalFinaElf, S.A. .............................        4,951,050
                                                                  --------------
                                                                       6,744,866
                                                                  --------------
               PUBLISHING - NEWS - 0.60%
      87,800   News Corp, Ltd. - ADR...........................        2,695,460
                                                                  --------------
               PUBLISHING/PRINTING - 2.47%
     192,100 * Pearson, Plc....................................        2,257,379
     917,312 * Reed International, Plc. .......................        7,626,682
      54,804 * Wolters Kluwer N.V. ............................        1,187,530
                                                                  --------------
                                                                      11,071,591
                                                                  --------------
               RAILROAD - 0.28%
      65,753 * CP Railway, Ltd.................................        1,263,115
                                                                  --------------
               SECURITIES RELATED - 0.50%
     161,000 * Nomura Securities Co., Ltd. ....................        2,236,111
                                                                  --------------
               SEMICONDUCTORS - 0.63%
     145,357 * Infineon Technologies AG........................        2,824,313
                                                                  --------------
               TELECOMMUNICATIONS - 6.79%
      42,234 * Altra Technologies S.A. ........................        1,886,656
     593,895 * BT Group........................................        2,341,827
     431,802 * Cable & Wireless, Plc. .........................        2,047,511
   1,327,000 * China Mobile (Hong Kong), Ltd. .................        4,704,769
     387,453 * Mediaset S.p.A. ................................        2,900,296
     593,895 * Mmo2............................................          690,267
     112,600   Nokia Corp. - ADR...............................        2,590,926
      73,700   Nortel Networks Corp. ..........................          574,860
         541 * NTT DoCoMo, Inc. ...............................        7,074,480
      83,100   SK Telecom, Ltd. - ADR..........................        1,894,680
     278,742 * Sonera Oyj......................................        1,445,101
     169,300 * Telefonica S.A. ................................        2,287,512
                                                                  --------------
                                                                      30,438,885
                                                                  --------------
               TOBACCO - 0.26%
     146,783 * British American Tobacco, Plc. .................        1,168,046
                                                                  --------------
               UTILITIES - COMMUNICATION - 4.45%
       9,572 * Swisscom AG.....................................        2,603,993
     717,550 * Telecom Italia S.p.A. ..........................        3,630,093
      91,025   Telefonos De Mexico S.A. - ADR..................        3,050,248
   4,159,575 * Vodafone Group, Plc. ...........................       10,677,546
                                                                  --------------
                                                                      19,961,880
                                                                  --------------

--------------------------------------------------------------------------------

58                                                             November 30, 2001
      AMERICAN CENTURY INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
                            (Unaudited) - CONTINUED

    NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
                UTILITIES - GAS, DISTRIBUTION - 0.40%
      592,988 * Centrica, Plc. ................................   $    1,801,256
                                                                  --------------
                UTILITIES - MISCELLANEOUS - 1.06%
       94,208 * VEBA AG........................................        4,740,686
                                                                  --------------
                WATER SERVICES - 1.92%
      187,300 * Suez S.A.......................................        5,660,159
       80,400 * Vivendi Environment............................        2,951,597
                                                                  --------------
                                                                       8,611,756
                                                                  --------------
                TOTAL COMMON STOCK
                (Cost $442,835,178)............................      430,384,677
                                                                  --------------
     PAR
    VALUE
 ------------
                PREFERRED STOCK - 0.54%
                CHEMICAL
                Henkel KGaA:
 $     41,700    (Cost $2,552,048).............................        2,400,845
                                                                  --------------
                SHORT-TERM INVESTMENTS - 3.17%
                GOVERMENT SPONSORED
                Federal Home Loan Bank:
  114,200,000    2.03% due 12/3/01
                 (Cost $14,198,398)............................       14,198,398
                                                                  --------------
                TOTAL INVESTMENTS
                 (Cost $459,585,624) - 99.75%..................      446,983,920
                Other assets and liabilities,
                 net - 0.25%...................................        1,127,090
                                                                  --------------
                NET ASSETS - 100.00%...........................   $  448,111,010
                                                                  --------------

    * Non-income producing

--------------------------------------------------------------------------------

November 30, 2001          PUTNAM OPPORTUNITIES FUND (Unaudited)             59


--------------------------------------------------------------
                             Average Annual Total Return
                     -----------------------------------------
  6 Months              1 Year                Since Inception*
--------------------------------------------------------------
  -13.93%              -31.10%                    -39.60%

*October 1, 2000

[CHART APPEARS HERE]

                         Growth of $10,000 Investment

                            Putnam                     S&P
                       Opportunities Fund              500
                       ------------------              ---
10/1/2000                  $10,000.00               $10,000.00
10/31/2000                   9,840.00                 9,957.70
11/30/2000                   8,070.00                 9,172.63
12/29/2000                   7,910.00                 9,217.49
1/31/2001                    8,080.00                 9,544.53
2/28/2001                    6,590.00                 8,674.26
3/30/2001                    5,760.00                 8,124.74
4/30/2001                    6,540.00                 8,756.12
5/31/2001                    6,460.00                 8,814.78
6/29/2001                    6,260.00                 8,600.23
7/31/2001                    5,900.00                 8,515.60
8/31/2001                    5,340.00                 7,982.53
9/28/2001                    4,830.00                 7,337.94
10/31/2001                   5,070.00                 7,477.87
11/30/2001                   5,560.00                 8,051.50

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. Microsoft Corp. .........   6.42%
   2. Pfizer, Inc. ............   5.53%
   3. General Electric Co. ....   3.83%
   4. Intel Corp. .............   3.64%
   5. Lowe's Companies, Inc. ..   3.26%
   6. Wal-Mart Stores, Inc. ...   3.25%
   7. Tyco International,
       Ltd. ...................   2.91%
   8. Maxim Integrated Product,
       Inc. ...................   2.85%
   9. Cisco Systems, Inc. .....   2.80%
  10. Johnson & Johnson........   2.79%


MANAGEMENT OVERVIEW
A discussion with Putnam Investment Management, LLP

How did the fund perform relative to its benchmark?
The Putman Opportunities Fund underperformed its benchmark, returning -13.93% versus the index's -8.66%

What were the dominant themes for the portfolio?
The portfolio's performance in the technology sector versus the benchmark, the Russell 1000 Growth, detracted from the Fund for the six-month period ending November 30, 2001. The portfolio's performance in the software and communication equipment industries detracted from the Fund due to select holdings. The weakness in these industries detracted more from relative performance than the portfolio's strength in computers/storage (underweight
EMC) and semiconductor production equipment (KLA-Tencor). The portfolio's overweight in utilities detracted from the Fund for the time period, despite better than benchmark stock selection. The portfolio's overweight in the consumer staples sector detracted from returns, and in particular, an overweight in media, entertainment and broadcasting detracted as those market segments were hurt by decreased advertising sales. In addition, consumer goods in the consumer staples sector detracted from relative returns due to not holding select stocks.

Which portfolio holdings were among the Fund's best performers?
Stock selection in the conglomerates sector (Tyco, underweight in GE) contributed to relative performance. Additionally, strong stock selection in the capital goods sector (Northrup Grumman) also contributed to relative returns.

Were there any disappointments in the fund?
The performance of selected holdings in the software industry (Siebel, Veritas), and the communication equipment industry (Comverse Technology) also detracted from performance.

What is your outlook for the next fiscal period?
We believe that the rebound in global equity markets since mid-September heralds the onset of a healthier investment climate for stocks in 2002. Prospects for a U.S.-led upturn in economic growth appear to be improving, which we believe will lead to a recovery in corporate profits. In particular, we are overweight in financials (investment banking and diversified financials) and utilities (natural gas and power producers) and are underweight in the consumer cyclical and energy sectors.

--------------------------------------------------------------------------------

60                                                            November 30, 2001
        PUTNAM OPPORTUNITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 96.95%
               AEROSPACE/DEFENSE - 0.53%
         250   Northrop Grumman Corp. .........................   $       23,470
                                                                  --------------
               BANKS - 2.30%
       1,256   Bank of New York Co., Inc. .....................           49,286
       1,040   Citigroup, Inc. ................................           49,816
         787   Providian Financial Corp. ......................            2,101
                                                                  --------------
                                                                         101,203
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 1.03%
         938   PepsiCo, Inc. ..................................           45,615
                                                                  --------------
               BROADCASTING - 3.41%
       1,379 * Univision Communications, Inc., Class A.........           49,106
       2,317 * Viacom, Inc. Class B............................          101,137
                                                                  --------------
                                                                         150,243
                                                                  --------------
               BUILDING MATERIALS - 3.26%
       3,173   Lowe's Companies, Inc. .........................          143,769
                                                                  --------------
               CONGLOMERATES - 6.74%
       4,387   General Electric Co. ...........................          168,900
       2,182   Tyco International, Ltd. .......................          128,302
                                                                  --------------
                                                                         297,202
                                                                  --------------
               DRUGS - 14.18%
         950   Allergan, Inc. .................................           71,715
         736   Bristol Myers Squibb Co. .......................           39,567
       1,226   Eli Lilly and Co. ..............................          101,353
       1,420 * King Pharmaceuticals, Inc. .....................           56,573
       5,634   Pfizer, Inc. ...................................          244,009
       3,131   Schering-Plough Corp. ..........................          111,871
                                                                  --------------
                                                                         625,088
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.80%
       1,416 * Flextronics International, Ltd. ................           35,400
                                                                  --------------
               ENTERTAINMENT - 2.36%
       2,981 * AOL Time Warner, Inc. ..........................          104,037
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               FINANCE COMPANIES - 1.14%
       1,000   Capital One Financial Corp. ...................   $       50,030
                                                                 --------------
               FOODS - 1.17%
       1,559   Kraft Foods, Inc., Class A.....................           51,634
                                                                 --------------
               GOVERNMENT SPONSORED - 1.85%
       1,036   Federal National Mortgage Association..........           81,430
                                                                 --------------
               HEALTHCARE - 2.69%
         959   McKesson Corp. ................................           35,742
       1,160   UnitedHealth Group, Inc. ......................           82,882
                                                                 --------------
                                                                        118,624
                                                                 --------------
               HOSPITAL MANAGEMENT - 1.05%
       1,193   HCA, Inc. .....................................           46,277
                                                                 --------------
               HOSPITAL SUPPLIES - 4.97%
       2,108   Johnson & Johnson..............................          122,791
       2,037   Medtronic, Inc. ...............................           96,309
                                                                 --------------
                                                                        219,100
                                                                 --------------
               HOUSEHOLD PRODUCTS - 0.49%
         373   Colgate-Palmolive Co. .........................           21,768
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               8.05%
         769 * Broadcom Corp., Class A........................           33,828
       4,411 * Microsoft Corp. ...............................          283,230
         975 * Veritas Software Corp. ........................           37,918
                                                                 --------------
                                                                        354,976
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               1.92%
       3,026 * Dell Computer Corp. ...........................           84,516
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               1.94%
         865   Electronic Data Systems Corp. .................           59,876
         692 * VeriSign, Inc. ................................           25,853
                                                                 --------------
                                                                         85,729
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 5.23%
       2,530 * Cendant Corp. ..................................   $       43,111
         367 * Electronic Arts, Inc. ..........................           22,189
       1,290   Hewlett-Packard Co. ............................           28,367
         796   International Business Machines.................           92,010
       3,044 * Solectron Corp. ................................           44,747
                                                                  --------------
                                                                         230,424
                                                                  --------------
               INFORMATION PROCESSING - NETWORKING - 2.80%
       6,027 * Cisco Systems, Inc. ............................          123,252
                                                                  --------------
               INSURANCE - CASUALTY - 1.77%
       2,051   Ace Limited.....................................           78,143
                                                                  --------------
               INSURANCE - MULTILINE - 0.46%
         219   XI Capital, Ltd., Class A.......................           20,363
                                                                  --------------
               MERCHANDISE - DRUG - 1.11%
       1,109 * MedImmune, Inc. ................................           48,840
                                                                  --------------
               MERCHANDISE - SPECIALTY - 0.65%
         400 * Best Buy Co., Inc. .............................           28,556
                                                                  --------------
               MERCHANDISING - FOOD - 0.84%
       1,463 * Kroger Co. .....................................           37,043
                                                                  --------------
               MERCHANDISING - MASS - 3.25%
       2,596   Wal-Mart Stores, Inc. ..........................          143,169
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 1.20%
       1,749   Dynegy, Inc., Class A...........................           53,082
                                                                  --------------
               RESTAURANTS - 1.19%
       2,969 * Starbucks Corp. ................................           52,611
                                                                  --------------
               SECURITIES RELATED - 3.37%
         989   Lehman Brothers Holdings, Inc. .................           65,422
       1,497   Morgan Stanley Dean Witter & Co. ...............           83,084
                                                                  --------------
                                                                         148,506
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.43%
         380 * KLA-Tencor Corp. ...............................           19,087
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            61
  PUTNAM OPPORTUNITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - 7.48%
       4,914   Intel Corp. ....................................   $      160,491
       2,690 * LSI Logic Corp. ................................           43,713
       2,293 * Maxim Integrated Products, Inc. ................          125,679
                                                                  --------------
                                                                         329,883
                                                                  --------------
               TELECOMMUNICATIONS - 3.13%
       1,515 * EchoStar Communications Corp., Class A..........           40,102
       1,665 * QUALCOMM, Inc. .................................           97,769
                                                                  --------------
                                                                         137,871
                                                                  --------------
               TOBACCO - 2.33%
       2,173   Philip Morris Companies, Inc. ..................          102,500
                                                                  --------------
               UTILITIES - COMMUNICATION - 0.58%
       1,019 * Sprint Corp. - PCS..............................           25,424
                                                                  --------------
               UTILITIES - ELECTRIC - 1.25%
       2,257 * Mirant Corp. ...................................           55,093
                                                                  --------------
               TOTAL INVESTMENTS
                (Cost $4,505,345) - 96.95%.....................        4,273,958
               Other assets and liabilities,
                net - 3.05%....................................          134,679
                                                                  --------------
               NET ASSETS - 100%...............................   $    4,408,637
                                                                  --------------
               * Non-income producing

--------------------------------------------------------------------------------

 62      T. ROWE PRICE BLUE CHIP GROWTH FUND (Unaudited)      November 30, 2001


----------------------------------------------------------------------
                                        Total Return
                     -------------------------------------------------
                                  Average Annual Total Return
                     -------------------------------------------------
  6 Months               1 Year                       Since Inception*
----------------------------------------------------------------------
   -8.10%               -13.29%                           -19.71%

*November 11, 2000

[CHART APPEARS HERE]

                         Growth of $10,000 Investment

                               T. Rowe Price               S&P 500
                               Growth Fund                  Index
                               -------------               -------
11/1/2000                       $10,000.00                $10,000.00
11/30/2000                        9,100.00                  9,211.60
12/29/2000                        9,331.82                  9,256.64
1/31/2001                         9,472.00                  9,585.07
2/28/2001                         8,463.70                  8,711.10
3/30/2001                         7,753.70                  8,159.26
4/30/2001                         8,515.83                  8,793.31
5/31/2001                         8,585.96                  8,852.23
6/29/2001                         8,367.06                  8,636.76
7/31/2001                         8,156.63                  8,551.78
8/31/2001                         7,586.13                  8,016.44
9/28/2001                         7,037.40                  7,369.11
10/31/2001                        7,318.10                  7,509.64
11/30/2001                        7,890.53                  8,085.70

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. Pfizer, Inc. ............  4.19%
   2. Citigroup, Inc. .........  4.15%
   3. Federal Home Loan
      Mortgage Corp. ..........  3.53%
   4. General Electric Co. ....  2.88%
   5. Microsoft Corp. .........  2.82%
   6. UnitedHealth Group,
      Inc. ....................  2.47%
   7. First Data Corp. ........  2.21%
   8. AOL Time Warner, Inc. ...  2.15%
   9. American Home Products
      Corp. ...................  2.08%
  10. Tyco International,
      Ltd. ....................  2.07%

MANAGEMENT OVERVIEW
A discussion with T. Rowe Price Associates, Inc.

How did the Fund perform relative to its benchmark?
For the six-month period ending November 30, 2001, the T. Rowe Price Blue Chip Growth Fund significantly outperformed the Lipper Large-Cap Growth Funds Index, declining 8.10% versus a loss of 11.53% for the index.

What were the dominant themes for the portfolio?
In the fund's largest sector weighting, Financial Services, fund manager, Larry Puglia focused only on those companies that had pristine balance sheets and a successful history of surviving a recessionary environment. Two examples that fit this description are Citigroup and Freddie Mac. Mr. Puglia also focused his energies on identifying very high quality health care names that possessed strong earnings growth trading at reasonable valuations.

Which portfolio holdings were among the Fund's best performers?
While other industries did not have much pricing power, average employee healthcare benefit costs continued to increase. Medical-HMO providers UnitedHealth Group and Wellpoint Health Networks benefited from this favorable pricing cycle and proved to be the fund's biggest contributor for the six-month period. Hospital supplies manufacturer, Johnson & Johnson also enhanced the fund's returns as investors reacted favorably to their consistent earnings and diversified product line. Finally, beverage manufacturer Pepsico benefited from promotional campaigns centered around the movie release, "Monsters, Inc."

Were there any disappointments for the fund?
Fund manager Larry Puglia had prematurely entered the media space anticipating a stronger cyclical rebound. Advertising woes were exacerbated by the September 11th event. Media giant, AOL Time Warner was among the worst performers, as investors grew nervous of lower growth expectations and recent management changes. Media Company Viacom also negatively impacted performance as advertising suffered one of its worst years in a decade.

What is your outlook for the next fiscal period?
Mr. Puglia remains fairly optimistic about the environment for domestic equities over the next six to twelve months as the benefits of numerous interest rate reductions and the tax cut should begin to wash through the economy. As equities typically anticipate economic activity six to nine months in advance, Mr. Puglia feels that the second half of 2002 may provide a more fertile environment for the stock market. Fund holdings continue to concentrate in very high quality companies with solid financials, strong management, and above-average earnings growth, while the fund remains nearly fully invested.

-------------------------------------------------------------------------------

November 30, 2001                                                             63
   T. ROWE PRICE BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 100.33%
               ADVERTISING - 1.47%
       2,300   Omnicom Group, Inc. ............................   $      197,478
       1,700 * TMP Worldwide, Inc. ............................           70,193
                                                                  --------------
                                                                         267,671
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.77%
       2,400   Danaher Corp. ..................................          140,760
                                                                  --------------
               BANKS - NEW YORK CITY - 4.80%
       3,000   Bank of New York Co., Inc. .....................          117,720
      15,766   Citigroup, Inc. ................................          755,191
                                                                  --------------
                                                                         872,911
                                                                  --------------
               BANKS - OTHER - 2.58%
       2,100   Bank of America Corp. ..........................          128,898
       5,200   Mellon Financial Corp. .........................          194,428
       3,400   Wells Fargo Co. ................................          145,520
                                                                  --------------
                                                                         468,846
                                                                  --------------
               BANKS - REGIONAL - 2.49%
       3,100   Fifth Third Bancorp.............................          186,279
       1,100   Northern Trust Corp. ...........................           63,624
       3,900   State Street Corp. .............................          204,126
                                                                  --------------
                                                                         454,029
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 2.52%
       4,200   Coca-Cola Co. ..................................          197,232
       5,360   PepsiCo, Inc. ..................................          260,657
                                                                  --------------
                                                                         457,889
                                                                  --------------
               BROADCASTING - 3.51%
       3,800 * Clear Channel Communications....................          177,574
       2,900 * Comcast Corp., Class A..........................          110,200
       8,028 * Viacom, Inc., Class B...........................          350,422
                                                                  --------------
                                                                         638,196
                                                                  --------------
               CONGLOMERATES - 4.95%
      13,600   General Electric Co. ...........................          523,600
       6,400   Tyco International, Ltd. .......................          376,320
                                                                  --------------
                                                                         899,920
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - 10.00%
       1,900   Allergan, Inc. .................................   $      143,431
       6,300   American Home Products Corp. ...................          378,630
       1,900 * Amgen, Inc. ....................................          126,217
         800   Eli Lilly and Co. ..............................           66,136
         700 * Forest Laboratories, Inc. ......................           49,560
       1,100 * IDEC Pharmaceuticals Corp. .....................           77,330
       1,766 * King Pharmaceuticals, Inc. .....................           70,357
      17,600   Pfizer, Inc. ...................................          762,256
         800   Pharmacia Corp. ................................           35,520
       3,100   Schering-Plough Corp. ..........................          110,763
                                                                  --------------
                                                                       1,820,200
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 3.37%
       9,100 * Concord EFS, Inc. ..............................          272,818
       8,800 * Flextronics International, Ltd. ................          220,000
       1,150   Symbol Technologies, Inc. ......................           19,113
       2,800 * Waters Corp. ...................................          102,340
                                                                  --------------
                                                                         614,271
                                                                  --------------
               ENTERTAINMENT - 2.29%
      11,200 * AOL Time Warner, Inc. ..........................          390,880
       1,000 * Fox Entertainment Group, Inc., Class A..........           25,520
                                                                  --------------
                                                                         416,400
                                                                  --------------
               FINANCE COMPANIES - 0.47%
       1,700   Capital One Financial Corp. ....................           85,051
                                                                  --------------
               FINANCIAL SERVICES - 0.14%
         800   American Express Co. ...........................           26,328
                                                                  --------------
               FOODS - 0.11%
         300   Hershey Foods Corp. ............................           19,638
                                                                  --------------
               GOVERNMENT SPONSORED - 5.08%
       9,700   Federal Home Loan Mortgage Corp. ...............          641,849
       3,600   Federal National Mortgage Association...........          282,960
                                                                  --------------
                                                                         924,809
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HEALTHCARE - 4.47%
         850   Cardinal Health, Inc. .........................   $       58,072
         900 * Laboratory Corp. of America....................           69,210
       6,300   UnitedHealth Group, Inc. ......................          450,135
       2,000 * Wellpoint Health Networks, Inc., Class A.......          235,800
                                                                 --------------
                                                                        813,217
                                                                 --------------
               HOSPITAL MANAGEMENT - 0.79%
       2,300   HCA, Inc. .....................................           89,217
         900 * Tenet Healthcare Corp. ........................           54,000
                                                                 --------------
                                                                        143,217
                                                                 --------------
               HOSPITAL SUPPLIES - 4.42%
       3,700   Abbott Laboratories............................          203,500
       3,400   Baxter International, Inc. ....................          176,800
       6,300   Johnson & Johnson..............................          366,975
       1,200   Medtronic, Inc. ...............................           56,736
                                                                 --------------
                                                                        804,011
                                                                 --------------
               HOUSEHOLD PRODUCTS - 0.38%
       1,200   Colgate-Palmolive Co. .........................           70,032
                                                                 --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 3.33%
       8,000 * Microsoft Corp. ...............................          513,680
       2,100 * Oracle Corp. ..................................           29,463
       1,600 * Veritas Software Corp. ........................           62,224
                                                                 --------------
                                                                        605,367
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 0.62%
       3,300 * Dell Computer Corp. ...........................           92,169
       1,500 * Sun Microsystems, Inc. ........................           21,360
                                                                 --------------
                                                                        113,529
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 4.47%
       3,200   Automatic Data Processing, Inc. ...............          177,472
       1,400   Electronic Data Systems Corp. .................           96,908
       5,500   First Data Corp. ..............................          402,820
         500   Paychex, Inc. .................................           17,505
       3,200 * VeriSign, Inc. ................................          119,552
                                                                 --------------
                                                                        814,257
                                                                 --------------

--------------------------------------------------------------------------------

64                                                             November 30, 2001
  T. ROWE PRICE BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 0.14%
         650 * Check Point Software Technologies, Ltd. .......   $       24,928
                                                                 --------------
               INFORMATION PROCESSING - DATA SERVICES - 2.16%
       1,000   Adobe Systems, Inc. ...........................           32,080
       1,100 * Affiliated Computer Services, Inc., Class A....           93,380
         500 * Brocade Communications
                Systems Inc. .................................           16,400
       8,600 * Cendant Corp. .................................          146,544
         400 * Electronic Arts, Inc. .........................           24,184
         400   International Business Machines................           46,236
       1,500   Siebel Systems, Inc. ..........................           33,525
                                                                 --------------
                                                                        392,349
                                                                 --------------
               INFORMATION PROCESSING - NETWORKING - 1.35%
      12,000 * Cisco Systems, Inc. ...........................          245,280
                                                                 --------------
               INSURANCE - CASUALTY - 1.92%
       5,700   Ace, Limited...................................          217,170
         900   Progressive Corp. .............................          131,877
                                                                 --------------
                                                                        349,047
                                                                 --------------
               INSURANCE - MISCELLANEOUS - 0.38%
           1 * Berkshire Hathaway, Inc., Class A..............           70,000
                                                                 --------------
               INSURANCE - MULTILINE - 3.48%
       3,000   American International Group, Inc.+ ...........          247,200
       2,300   Hartford Financial Services
                Group, Inc. ..................................          136,160
       1,900   Marsh & McLennan Companies, Inc. ..............          203,243
         500   XI Capital, Ltd., Class A......................           46,490
                                                                 --------------
                                                                        633,093
                                                                 --------------
               LEISURE TIME - 0.40%
       1,400   Harley-Davidson, Inc. .........................           73,612
                                                                 --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.09%
         800 * Calpine Corp. .................................           17,248
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MEDICAL TECHNOLOGY - 1.14%
         800 * Biovail Corp. ..................................   $       43,768
       1,400 * Genentech, Inc. ................................           80,430
       1,700 * Guidant Corp. ..................................           82,977
                                                                  --------------
                                                                         207,175
                                                                  --------------
               MERCHANDISE - DRUG - 1.30%
         900   Amerisourcebergen Corp. ........................           53,541
       3,200 * MedImmune, Inc. ................................          140,928
       1,300   Walgreen Co. ...................................           42,900
                                                                  --------------
                                                                         237,369
                                                                  --------------
               MERCHANDISE - SPECIALTY - 1.58%
         700 * Best Buy Co., Inc. .............................           49,973
       5,100   Home Depot, Inc. ...............................          237,966
                                                                  --------------
                                                                         287,939
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.99%
       4,800   Target Corp. ...................................          180,192
                                                                  --------------
               MERCHANDISING - FOOD - 1.29%
       4,200 * Kroger Co. .....................................          106,344
       2,900 * Safeway, Inc. ..................................          129,224
                                                                  --------------
                                                                         235,568
                                                                  --------------
               MERCHANDISING - MASS - 1.21%
       4,000   Wal-Mart Stores, Inc. ..........................          220,600
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.41%
       1,700   El Paso Corp. ..................................           75,650
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.10%
         300   Amerada Hess Corp. .............................           17,430
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 2.86%
       2,600   ChevronTexaco Corp. ............................          221,026
       8,000   Exxon Mobil Corp. ..............................          299,200
                                                                  --------------
                                                                         520,226
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.46%
       3,000 * BJ Services Co. ................................           83,580
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - SERVICES - 1.10%
       5,000 * Baker Hughes, Inc. .............................   $      164,850
         800 * Smith International, Inc. ......................           36,208
                                                                  --------------
                                                                         201,058
                                                                  --------------
               POLLUTION CONTROL - 0.34%
       2,100   Waste Management, Inc. .........................           61,530
                                                                  --------------
               PUBLISHING/PRINTING - 0.59%
       1,900   McGraw-Hill Companies, Inc. ....................          107,350
                                                                  --------------
               REGISTERED INVESTMENT COMPANIES - 1.63%
     297,200   T Rowe Price Reserve
               Investment Fund.................................          297,200
                                                                  --------------
               SCHOOLS - 0.54%
       2,200 * Apollo Group, Inc. Class A......................           98,736
                                                                  --------------
               SECURITIES RELATED - 1.94%
       2,700   Charles Schwab Corp. ...........................           38,772
         500   Franklin Resources, Inc. .......................           17,875
         900   Goldman Sachs Group, L.P. ......................           80,010
       1,100   Merrill Lynch & Co., Inc. ......................           55,099
       2,900   Morgan Stanley Dean Witter & Co. ...............          160,950
                                                                  --------------
                                                                         352,706
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.79%
       1,600 * Applied Materials, Inc. ........................           63,584
         500 * KLA-Tencor Corp. ...............................           25,115
       1,100 * QLogic Corp. ...................................           54,395
                                                                  --------------
                                                                         143,094
                                                                  --------------
               SEMICONDUCTORS - 3.09%
       2,000 * Altera Corp. ...................................           45,520
       2,700   Analog Devices, Inc. ...........................          114,750
       3,600   Intel Corp. ....................................          117,576
       4,300 * Maxim Integrated Products, Inc. ................          235,683
       1,100   Texas Instruments, Inc. ........................           35,255
         400 * Xilinx, Inc. ...................................           14,444
                                                                  --------------
                                                                         563,228
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                             65
  T. ROWE PRICE BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - 3.57%
         500 * Amdocs, Ltd. ..................................   $       16,535
       8,000 * Liberty Media Corp. ...........................          105,200
       5,900   Nokia Corp. - ADR .............................          135,759
       1,300 * QUALCOMM, Inc. ................................           76,336
       1,100 * Sanmina Corp. .................................           23,540
      11,200   Vodafone Group, Plc. - ADR.....................          283,808
         600 * Worldcom, Inc. ................................            8,724
                                                                 --------------
                                                                        649,902
                                                                 --------------
               TOBACCO - 1.35%
       5,200   Philip Morris Companies, Inc. .................          245,284
                                                                 --------------
               UTILITIES - COMMUNICATION - 1.10%
       8,000 * Sprint Corp. - PCS.............................          199,600
                                                                 --------------
               TOTAL INVESTMENTS
                (Cost $18,849,342) - 100.33%..................       18,261,523
               Other assets and liabilities,
                net - (0.33)%.................................          (60,487)
                                                                 --------------
               NET ASSETS - 100%..............................   $   18,201,036
                                                                 --------------
               * Non-income producing
               + Security represents an investment in an
                 affiliated company.

--------------------------------------------------------------------------------

66                   CORE EQUITY FUND (Unaudited)             November 30, 2001



-----------------------------------------------------------------------
                                Average Annual Total Return
                      -------------------------------------------------
                                                                Since
  6 Months              1 Year            5 Years            Inception*
-----------------------------------------------------------------------
   -9.80%              -14.70%             3.75%               10.69%

*April 29, 1994

[CHART APPEARS HERE]

                         Growth of $10,000 Investment

                                 Core Equity              S&P
                                    Fund                  500
                                 -----------              ---
4/29/1994                        $10,000.00            $10,000.00
12/31/1994                        10,086.78             10,398.17
12/31/1995                        14,913.86             14,305.61
12/31/1996                        17,802.20             17,591.44
12/31/1997                        21,541.08             23,459.84
12/31/1998                        25,448.62             30,164.80
12/31/1999                        27,329.85             36,513.60
12/29/2000                        25,609.58             33,189.24
11/30/2001                        21,620.86             28,990.89

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. Microsoft Corp. ..........  4.15%
   2. General Electric Co. .....  3.82%
   3. Exxon Mobil Corp. ........  3.46%
   4. Wal-Mart Stores, Inc. ....  3.23%
   5. Citigroup, Inc. ..........  3.19%
   6. American International
       Group, Inc. .............  2.55%
   7. International Business
       Machines.................  2.52%
   8. Pfizer, Inc. .............  2.50%
   9. Marsh & McLennan
       Companies, Inc. .........  2.38%
  10. Home Depot, Inc...........  2.12%

MANAGEMENT OVERVIEW
A discussion with Wellington
Management Company, LLP

How did the Fund perform relative to its benchmark?
For the six month period ending November 30, 2001, the Core Equity Fund returned -9.80%, in line with the Lipper Large Cap Core VA-UF peer group, but slightly under-performing the S&P 500 Index, the Fund's benchmark, which returned -8.66% during the same time period.

What were the dominant themes for the portfolio?
It is difficult to discuss the six months ending November 30, 2001 as a continuous period, but rather two distinct periods demarcated by the events of September 11th. Prior to the terrorist attacks the market was anticipating a recovery and a bottom in the market. The Fund took profits in financials, as it looked as though the Federal Reserve Bank rate cuts were nearing an end. In the wake of the attacks, there was a flight to quality in the market that dramatically affected valuations. Identifying quality companies with depressed prices, while maintaining a diversified portfolio in the face of uncertainty was paramount. Toward the end of the period, additions to the Portfolio have been focused on those companies with strong balance sheets that we believe will benefit from a recovering economy.

Which portfolio holdings were among the Fund's best performers?
Top contributors to performance came from a diverse group of stocks across several sectors. However, notable improvement was seen in the Information Technology sector after the terrorist attacks of September 11th. Among those that performed well were Johnson & Johnson (Health Care), Intel (Information Technology), IBM (Information Technology), and Wal-Mart (Consumer Discretionary).

Were there any disappointments in the Fund?
Among the larger holdings in the fund, disappointments included AOL Time Warner and General Electric, which, after declining prior to and immediately following September 11th, have recently traded in a narrow range. Exxon Mobil also under-performed during the period with pronounced volatility.

What is your outlook for the next fiscal period?
We believe that economic recovery will be visible in 2002 as a result of 475 basis points of rate cuts, aggressive fiscal stimulus, falling energy prices, and a more stable equity market. We look for the economic recovery to be moderate, as a soft job market will restrain consumer spending. In addition, capital investment and profits will be slow to recover, but should gather momentum as the year progresses. We expect relatively low inflation to continue, allowing the Federal Reserve Board to reduce rates slightly before shifting to a neutral bias and stabilizing.

As the economy recovers, we expect US equities to outperform bonds over the next year. Since 9/11, sector performance has come from cyclical stocks and this theme will likely persist. We look for improvement in consumer discretionary sectors while defensive stocks will lag the market. The long-term themes of aging demographics and technology advances remain intact and should provide a catalyst that propels Healthcare stocks. Tight credit and consolidation across all industries will reinforce the value of fundamental research and create opportunities to enhance return through stock selection.

-------------------------------------------------------------------------------

November 30, 2001                                                            67
             CORE EQUITY FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             COMMON STOCK - 98.63%
             AEROSPACE/DEFENSE - 1.36%
     162,300 Boeing Co. .......................................   $    5,696,730
     104,200 Lockheed Martin Corp. ............................        4,840,090
                                                                  --------------
                                                                      10,536,820
                                                                  --------------
             BANKS - NEW YORK CITY - 3.19%
     514,266 Citigroup, Inc. ..................................       24,633,341
                                                                  --------------
             BANKS - OTHER - 2.60%
     297,200 J.P. Morgan Chase & Co. ..........................       11,210,384
     206,500 Wells Fargo Co. ..................................        8,838,200
                                                                  --------------
                                                                      20,048,584
                                                                  --------------
             BANKS - REGIONAL - 3.72%
     294,700 BankOne Corp. ....................................       11,033,568
     189,100 State Street Corp. ...............................        9,897,494
     411,000 U.S. Bancorp, Inc. ...............................        7,800,780
                                                                  --------------
                                                                      28,731,842
                                                                  --------------
             BEVERAGE - SOFT DRINKS - 3.24%
     247,300 Coca-Cola Co. ....................................       11,613,208
     274,900 PepsiCo, Inc. ....................................       13,368,387
                                                                  --------------
                                                                      24,981,595
                                                                  --------------
             BROADCASTING - 0.68%
   112,200 * Clear Channel Communications......................        5,243,106
                                                                  --------------
             CHEMICAL - MAJOR - 2.39%
     280,400 Dow Chemical Co. .................................       10,515,000
     179,000 E.I. du Pont de Nemours and Co. ..................        7,936,860
                                                                  --------------
                                                                      18,451,860
                                                                  --------------
             CONGLOMERATES - 1.87%
     245,200 Tyco International, Ltd. .........................       14,417,760
                                                                  --------------
             COSMETICS/TOILETRIES - 0.51%
     120,400 Gillette Co. .....................................        3,937,080
                                                                  --------------
             DRUGS - 10.78%
     230,000 American Home Products Corp. .....................       13,823,000
     168,700 Bristol Myers Squibb Co. .........................        9,069,312
      49,200 Eli Lilly and Co. ................................        4,067,364
     207,100 Merck & Co., Inc. ................................       14,031,025
     445,100 Pfizer, Inc. .....................................       19,277,281
     309,900 Pharmacia Corp. ..................................       13,759,560
     259,200 Schering-Plough Corp. ............................        9,261,216
                                                                  --------------
                                                                      83,288,758
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT - 4.50%
      96,500   Emerson Electric Co. ..........................   $    5,216,790
     766,400   General Electric Co. ..........................       29,506,400
                                                                 --------------
                                                                     34,723,190
                                                                 --------------
               ENTERTAINMENT - 2.01%
     443,700 * AOL Time Warner, Inc. .........................       15,485,130
                                                                 --------------
               HOSPITAL MANAGEMENT - 1.01%
     200,200   HCA, Inc. .....................................        7,765,758
                                                                 --------------
               HOSPITAL SUPPLIES - 3.68%
     271,900   Abbott Laboratories............................       14,954,500
     230,700   Johnson & Johnson..............................       13,438,275
                                                                 --------------
                                                                     28,392,775
                                                                 --------------
               HOUSEHOLD PRODUCTS - 0.96%
      15,000   Minnesota Mining &
                Manufacturing Co. ............................        1,718,700
      73,300   Procter & Gamble Co. ..........................        5,677,818
                                                                 --------------
                                                                      7,396,518
                                                                 --------------
               INFORMATION PROCESSING - 0.57%
     196,300 * Accenture, Ltd., Class A.......................        4,436,380
                                                                 --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 5.30%
     499,000 * Microsoft Corp. ...............................       32,040,790
     635,600 * Oracle Corp. ..................................        8,917,468
                                                                 --------------
                                                                     40,958,258
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 1.05%
     291,500 * Dell Computer Corp. ...........................        8,141,595
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 1.93%
     217,900   Automatic Data Processing, Inc. ...............       12,084,734
      74,800 * VeriSign, Inc. ................................        2,794,528
                                                                 --------------
                                                                     14,879,262
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 4.97%
     366,900 * EMC Corp. .....................................        6,160,251
     225,200   Hewlett-Packard Co. ...........................        4,952,148
     168,100   International Business Machines................       19,430,679
     531,100 * Solectron Corp. ...............................        7,807,170
                                                                 --------------
                                                                     38,350,248
                                                                 --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               NETWORKING - 2.04%
     771,900 * Cisco Systems, Inc. .............................. $   15,777,636
                                                                  --------------
               INSURANCE - MULTILINE - 4.93%
     238,750   American International
                Group, Inc.+ ....................................     19,673,000
     172,000   Marsh & McLennan Companies, Inc. .................     18,398,840
                                                                  --------------
                                                                      38,071,840
                                                                  --------------
               MERCHANDISE - DRUG - 0.86%
     246,400   CVS Corp. ........................................      6,640,480
                                                                  --------------
               MERCHANDISE - SPECIALTY - 2.12%
     351,400   Home Depot, Inc. .................................     16,396,324
                                                                  --------------
               MERCHANDISING - FOOD - 1.02%
     176,700 * Safeway, Inc. ....................................      7,873,752
                                                                  --------------
               MERCHANDISING - MASS - 3.23%
     432,700   Wal-Mart Stores, Inc. ............................     24,966,405
                                                                  --------------
               METALS - ALUMINUM - 1.29%
     258,700   Alcoa, Inc. ......................................      9,985,820
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 1.01%
     176,100   El Paso Corp. ....................................      7,836,450
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 5.57%
      90,900   ChevronTexaco Corp. ..............................      7,727,409
     713,800   Exxon Mobil Corp. ................................     26,696,120
     177,800   Royal Dutch Petroleum Co. ........................      8,594,852
                                                                  --------------
                                                                      43,018,381
                                                                  --------------
               OIL - SERVICES - 1.03%
     165,800   Schlumberger, Ltd. ...............................      7,960,058
                                                                  --------------
               PAPER/FOREST PRODUCTS - 1.45%
     193,000   Kimberly-Clark Corp. .............................     11,226,810
                                                                  --------------
               POLLUTION CONTROL - 0.58%
     152,400   Waste Management, Inc. ...........................      4,465,320
                                                                  --------------
               PUBLISHING - NEWS - 1.51%
     168,400   Gannett Co., Inc. ................................     11,695,380
                                                                  --------------

--------------------------------------------------------------------------------

68                                                             November 30, 2001
       CORE EQUITY FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RESTAURANTS - 0.95%
     272,800   McDonald's Corp. ...............................   $    7,321,952
                                                                  --------------
               SECURITIES RELATED - 2.58%
      97,500   Goldman Sachs Group, L.P. ......................        8,667,750
     224,300   Merrill Lynch & Co., Inc. ......................       11,235,187
                                                                  --------------
                                                                      19,902,937
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.39%
      80,000 * Novellus Systems, Inc. .........................        3,045,600
                                                                  --------------
               SEMICONDUCTORS - 3.90%
     452,200   Intel Corp. ....................................       14,768,852
     581,700   Motorola, Inc. .................................        9,679,488
     175,900   Texas Instruments, Inc. ........................        5,637,595
                                                                  --------------
                                                                      30,085,935
                                                                  --------------
               TELECOMMUNICATIONS - 4.45%
     741,900 * Liberty Media Corp. ............................        9,755,985
     408,600   Qwest Communications
                International, Inc. ...........................        4,862,340
     151,700   Verizon Communications, Inc. ...................        7,129,900
     868,950 * Worldcom, Inc. .................................       12,634,533
                                                                  --------------
                                                                      34,382,758
                                                                  --------------
               UTILITIES - COMMUNICATION - 1.21%
     250,500   SBC Communications, Inc. .......................        9,363,690
                                                                  --------------
               UTILITIES - ELECTRIC - 2.19%
     142,000   Exelon Corp. ...................................        6,334,620
     190,300   FPL Group, Inc. ................................       10,542,620
                                                                  --------------
                                                                      16,877,240
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $833,592,648).............................      761,694,628
                                                                  --------------

     PAR
    VALUE                                                        MARKET VALUE

-------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 1.44%
             REPURCHASE AGREEMENT
 $11,134,000 Dillon Read, 2.11% dated 11/30/01,
              to be repurchased at $11,357,521 on 12/03/01,
              collateralized by U.S. Treasury Notes, 9%,
              11/15/18, with a market value of $11,042,289
              (Cost $11,134,000).............................   $   11,134,000
                                                                --------------
             TOTAL INVESTMENTS
             (Cost $844,726,648) - 100.07%...................      772,828,628
                                                                --------------
             Other assets and liabilities
              net - (0.07%)..................................         (532,293)
                                                                --------------
             NET ASSETS - 100.00%............................   $  772,296,335
                                                                --------------

             * Non-income producing
             + Security represents an investment in an
               affiliated company.

--------------------------------------------------------------------------------

November 30, 2001       FOUNDERS LARGE CAP GROWTH FUND (Unaudited)           69


---------------------------------------------------------
                                        Total Return
                                   ----------------------
  6 Months                             Since Inception*
---------------------------------------------------------
   -7.54%                                     -31.30%

* December 8, 2000

[CHART APPEARS HERE]

Growth of $10,000 Investment

                 Founders Large      S&P 500
                   Cap Growth         Index
                   -----------     ----------
12/08/2000         $10,000.00      $10,000.00
12/29/2000           8,970.00        9,643.43
01/31/2001           9,260.00        9,985.57
02/28/2001           7,810.00        9,075.05
03/30/2001           7,020.00        8,500.15
04/30/2001           7,610.00        9,160.63
05/31/2001           7,430.00        9,221.84
06/29/2001           7,250.00        8,997.37
07/31/2001           6,980.00        8,908.79
08/31/2001           6,480.00        8,350.72
09/28/2001           6,070.00        7,676.63
10/31/2001           6,220.00        7,823.08
11/30/2001           6,870.00        8,423.33

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

                     1. Microsoft Corp. .........  3.86%
                     2. Intel Corp. .............  3.09%
                     3. Pfizer, Inc. ............  2.64%
                     4. General Electric Co. ....  2.60%
                     5. Cisco Systems, Inc. .....  2.52%
                     6. Wal-Mart Stores, Inc. ...  2.52%
                     7. AOL Time Warner, Inc. ...  2.20%
                     8. Citigroup, Inc. .........  2.10%
                     9. Tyco International, Ltd..  2.07%
                    10. Texas Instruments, Inc. .  1.86%

MANAGEMENT OVERVIEW
A discussion with Founders Asset Management, LLC

How did the Fund perform relative to its benchmark?
The Founders Large Cap Growth Fund outperformed its benchmark for the six months ending November 30, 2001, returning -7.54% vs. the Russell 1000 Growth Index's decline of -9.19%. Due to the far-reaching economic slowdown and the tragedies of September 11, the period was a challenging one for the market in general, and growth stocks in particular.

What were the dominant themes for the portfolio?
Using our bottom-up approach to research, we initiated diverse positions in financials, media and select technology-related companies early in the period. As the period wore on, however, we positioned the Fund more and more defensively. The economic cooling appeared resistant to the U.S. Federal Reserve Board's five interest rate cuts, creating an uncertain investment environment. We reacted by increasing the Fund's weighting in healthcare, pharmaceuticals and financial companies and decreasing its exposure to media-related companies. (Historically, financials have tended to perform well in the type of investment environment we faced throughout the six months. That precedent was not repeated, however.)

Relative to the benchmark, the Fund ended the period underweight in the technology sector, having trimmed exposure to hardware and software related companies during the period.

In the absence of compelling, growth-oriented investment opportunities, the Fund was holding a higher-than-average cash position at the time of the September 11 terrorist attacks--about 7% of assets as of the end of August and nearly 11% of assets as of the end of November. This benefited relative performance for the period, as discussed below.

Which portfolio holdings were among the Fund's best performers?
Stock picks in the healthcare sector stood out during the period, contributing to the Fund's return. Good stock selection in the hospital supplies sector aided performance, with Johnson & Johnson (1.30% of the Fund) as the Fund's second strongest performer during the period.

The portfolio's holdings of Intel Corp. (3.09% of the Fund as of November 30, 2001), and Cisco Systems, Inc. (2.52% of the Fund) also contributed positively to returns in the period, as did good stock selection in the utilities sector. As mentioned above, the Fund's defensive cash position further boosted its relative performance, adding to the Fund's return during the period.

Were there any disappointments in the Fund?
Of the Fund's holdings, our picks in the consumer cyclicals sector hampered performance most. And contrary to expectations, our overweight exposure to financials also hindered returns. Poor performance of the Fund's holdings in the financial sector muted the return during the period.

Like financials, the Fund's media-related holdings did not perform as well as we had hoped. Although we correctly anticipated short-term declines in these firms' advertising revenues, we believed their long-term ability to generate cashflow would support their share prices. We also believed that the Federal Reserve Board's interest-rate cuts would precipitate consumer spending, which could then cause advertising to snap back. Unfortunately, this scenario did not materialize and the Fund's performance suffered.

Specifically, the portfolio's holdings of AOL Time Warner Inc. (2.20% of the Fund as of November 30, 2001) and General Electric Co. (2.60% of the Fund) were the Fund's two worst performers during the period.

What is your outlook for the next fiscal period?
We are encouraged by the strong monetary and fiscal stimulus environment. Barring continued terrorist threats, the U.S. and global economies should begin to grow next year. Given that stock markets historically have tended to discount turns in the economy at least six months in advance, we believe that stock market performance may be much better over the next 12 months than it has been this past year.

-------------------------------------------------------------------------------

70                                                            November 30, 2001
      FOUNDERS LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 91.26%
               ADVERTISING - 0.31%
      21,248   Omnicom Group, Inc. ............................   $    1,824,353
                                                                  --------------
               AEROSPACE/DEFENSE - 2.02%
      62,675   General Dynamics Corp. .........................        5,211,426
      78,200   Honeywell International, Inc. ..................        2,591,548
      65,850   United Technologies Corp. ......................        3,964,170
                                                                  --------------
                                                                      11,767,144
                                                                  --------------
               APPAREL & PRODUCTS - 0.26%
      34,675   Cintas Corp. ...................................        1,482,010
                                                                  --------------
               BANKS - NEW YORK CITY - 2.10%
     255,159   Citigroup, Inc. ................................       12,222,116
                                                                  --------------
               BANKS - OTHER - 1.42%
      44,875   Bank of America Corp. ..........................        2,754,428
     146,175   J.P. Morgan Chase & Co. ........................        5,513,721
                                                                  --------------
                                                                       8,268,149
                                                                  --------------
               BANKS - REGIONAL - 2.12%
     103,942   Fifth Third Bancorp.............................        6,245,875
      77,025   Northern Trust Corp. ...........................        4,455,126
      30,675   State Street Corp. .............................        1,605,529
                                                                  --------------
                                                                      12,306,530
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 2.48%
      78,525   Coca-Cola Co. ..................................        3,687,534
     220,930   PepsiCo, Inc. ..................................       10,743,826
                                                                  --------------
                                                                      14,431,360
                                                                  --------------
               BROADCASTING - 2.43%
      65,375 * Clear Channel Communications....................        3,054,974
     103,894 * Comcast Corp., Class A..........................        3,947,972
     162,804 * Viacom, Inc. Class B............................        7,106,394
                                                                  --------------
                                                                      14,109,340
                                                                  --------------
               BUILDING MATERIALS - 0.91%
      91,050   Lowe's Companies, Inc. .........................        4,125,476
      55,500   Masco Corp. ....................................        1,161,615
                                                                  --------------
                                                                       5,287,091
                                                                  --------------
               CONGLOMERATES - 2.07%
     205,125   Tyco International, Ltd. .......................       12,061,350
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COSMETICS/TOILETRIES - 0.61%
     108,175   Gillette Co. ...................................   $    3,537,323
                                                                  --------------
               DRUGS - 9.18%
     110,468   American Home Products Corp. ...................        6,639,127
     128,944 * Amgen, Inc. ....................................        8,565,750
      84,575 * Biogen, Inc. ...................................        4,982,313
     125,036   Bristol Myers Squibb Co. .......................        6,721,935
      98,550 * Immunex Corp. ..................................        2,660,850
      40,500   Merck & Co., Inc. ..............................        2,743,875
     354,751   Pfizer, Inc. ...................................       15,364,266
      97,552   Pharmacia Corp. ................................        4,331,309
      37,225 * Shire Pharmaceuticals Group,
               Plc. - ADR......................................        1,336,377
                                                                  --------------
                                                                      53,345,802
                                                                  --------------
               ELECTRONIC EQUIPMENT - 2.61%
     393,399   General Electric Co. ...........................       15,145,861
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 1.67%
     119,125 * Celestica, Inc. ................................        5,037,796
     187,900 * Flextronics International, Ltd. ................        4,697,500
                                                                  --------------
                                                                       9,735,296
                                                                  --------------
               ENTERTAINMENT - 3.13%
     365,843 * AOL Time Warner, Inc. ..........................       12,767,921
      95,400   Mattel, Inc. ...................................        1,756,314
     180,100   Walt Disney Co. ................................        3,686,647
                                                                  --------------
                                                                      18,210,882
                                                                  --------------
               FINANCE COMPANIES - 1.66%
      73,525   Household International, Inc. ..................        4,337,240
     164,750   MBNA Corp. .....................................        5,311,540
                                                                  --------------
                                                                       9,648,780
                                                                  --------------
               FINANCIAL SERVICES - 1.40%
     162,385   American Express Co. ...........................        5,344,090
      69,975   H & R Block, Inc. ..............................        2,787,804
                                                                  --------------
                                                                       8,131,894
                                                                  --------------
               FOOTWEAR - 0.39%
      42,775   NIKE, Inc., Class B.............................        2,266,647
                                                                  --------------
               GOVERNMENT SPONSORED - 0.95%
      42,175   Federal Home Loan Mortgage Corp. ...............        2,790,720
      34,775   Federal National Mortgage Association...........        2,733,315
                                                                  --------------
                                                                       5,524,035
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HEALTHCARE - 1.57%
     127,600   UnitedHealth Group, Inc. ......................   $    9,117,020
                                                                 --------------
               HOSPITAL MANAGEMENT - 1.30%
     126,050 * Tenet Healthcare Corp. ........................        7,563,000
                                                                 --------------
               HOSPITAL SUPPLIES - 3.99%
      78,673   Abbott Laboratories............................        4,327,015
      80,021   Baxter International, Inc. ....................        4,161,092
      60,225   Becton, Dickinson and Co. .....................        2,039,821
      91,325 * Boston Scientific Corp. .......................        2,429,245
     130,175   Johnson & Johnson..............................        7,582,694
      56,331   Medtronic, Inc. ...............................        2,663,329
                                                                 --------------
                                                                     23,203,196
                                                                 --------------
               HOUSEHOLD PRODUCTS - 0.62%
      61,725   Colgate-Palmolive Co. .........................        3,602,271
                                                                 --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 7.79%
     349,642 * Microsoft Corp. ...............................       22,450,513
     545,780 * Oracle Corp. ..................................        7,657,294
     196,000 * Peoplesoft, Inc. ..............................        6,842,360
     214,279 * Veritas Software Corp. ........................        8,333,310
                                                                 --------------
                                                                     45,283,477
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 1.51%
     138,125 * Dell Computer Corp. ...........................        3,857,831
     345,475 * Sun Microsystems, Inc. ........................        4,919,564
                                                                 --------------
                                                                      8,777,395
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 1.16%
      58,200   Automatic Data Processing, Inc. ...............        3,227,772
      51,100   Electronic Data Systems Corp. .................        3,537,142
                                                                 --------------
                                                                      6,764,914
                                                                 --------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 0.89%
     134,900 * Check Point Software Technologies, Ltd. .......        5,173,415
                                                                 --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            71
FOUNDERS LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - DATA SERVICES - 3.47%
      35,750   Adobe Systems, Inc. ............................   $    1,146,860
      56,500 * Brocade Communications Systems, Inc. ...........        1,853,200
       1,875 * Computer Sciences Corp. ........................           89,344
      88,975   International Business Machines.................       10,284,620
     104,000 * Mercury Interactive Corp. ......................        3,202,160
     127,700   Siebel Systems, Inc. ...........................        2,854,095
      50,000 * Solectron Corp. ................................          735,000
                                                                  --------------
                                                                      20,165,279
                                                                  --------------
               INFORMATION PROCESSING -NETWORKING - 2.90%
     716,752 * Cisco Systems, Inc. ............................       14,650,411
      89,450 * Juniper Networks, Inc. .........................        2,198,681
                                                                  --------------
                                                                      16,849,092
                                                                  --------------
               INSURANCE - CASUALTY - 0.25%
      31,325   St. Paul Companies, Inc. .......................        1,474,781
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 1.53%
       3,810 * Berkshire Hathaway, Inc., Class B...............        8,888,730
                                                                  --------------
               INSURANCE - MULTILINE - 0.62%
      33,550   Marsh & McLennan Companies, Inc. ...............        3,588,844
                                                                  --------------
               MEDICAL TECHNOLOGY - 1.19%
      36,741   Applera Corp. ..................................        1,216,127
      99,125 * Genentech, Inc. ................................        5,694,731
                                                                  --------------
                                                                       6,910,858
                                                                  --------------
               MERCHANDISE - DRUG - 0.47%
      82,675   Walgreen Co. ...................................        2,728,275
                                                                  --------------
               MERCHANDISE - SPECIALTY - 3.99%
      43,350 * Best Buy Co., Inc. .............................        3,094,757
     113,824 * Costco Wholesale Corp. .........................        4,653,125
     225,547   Home Depot, Inc. ...............................       10,524,023
      72,758 * Kohl's Corp. ...................................        4,936,630
                                                                  --------------
                                                                      23,208,535
                                                                  --------------
               MERCHANDISING - FOOD - 0.29%
      37,875 * Safeway, Inc. ..................................        1,687,710
                                                                  --------------
               MERCHANDISING - MASS - 2.52%
     265,479   Wal-Mart Stores, Inc. ..........................       14,641,167
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               METALS - ALUMINUM - 0.26%
      38,850   Alcoa, Inc. ...................................   $    1,499,610
                                                                 --------------
               PUBLISHING - NEWS - 0.32%
      26,900   Gannett Co., Inc. .............................        1,868,205
                                                                 --------------
               SAVINGS & LOAN - 0.58%
     108,525   Washington Mutual, Inc. .......................        3,394,662
                                                                 --------------
               SCHOOLS - 0.23%
      52,499 * DeVry, Inc. ...................................        1,364,449
                                                                 --------------
               SECURITIES RELATED - 1.41%
     117,425   Franklin Resources, Inc. ......................        4,197,944
      34,250   Goldman Sachs Group, L.P. .....................        3,044,825
      19,550   Merrill Lynch & Co., Inc. .....................          979,259
                                                                 --------------
                                                                      8,222,028
                                                                 --------------
               SEMICONDUCTOR EQUIPMENT - 0.94%
      41,825 * Applied Materials, Inc. .......................        1,662,125
      42,000 * KLA-Tencor Corp. ..............................        2,109,660
      44,225 * Novellus Systems, Inc. ........................        1,683,646
                                                                 --------------
                                                                      5,455,431
                                                                 --------------
               SEMICONDUCTORS - 9.46%
     128,050 * Altera Corp. ..................................        2,914,418
      68,450   Analog Devices, Inc. ..........................        2,909,125
     550,198   Intel Corp. ...................................       17,969,467
     144,850   Linear Technology Corp. .......................        5,943,195
      64,450 * Maxim Integrated Products, Inc. ...............        3,532,505
     109,250 * Micron Technology, Inc. .......................        2,967,230
      96,875 * Taiwan Semiconductor Manufacturing Co., Ltd. -
               ADR............................................        1,543,219
     336,750   Texas Instruments, Inc. .......................       10,792,837
     177,475 * Xilinx, Inc. ..................................        6,408,622
                                                                 --------------
                                                                     54,980,618
                                                                 --------------
               TELECOMMUNICATIONS - 3.27%
     272,659 * Liberty Media Corp. ...........................        3,585,466
     245,325   Nokia Corp. - ADR..............................        5,644,928
     107,050 * QUALCOMM, Inc. ................................        6,285,976
     104,175   STMicroelectronics NV..........................        3,505,489
                                                                 --------------
                                                                     19,021,859
                                                                 --------------
               TOBACCO - 0.58%
      71,925   Philip Morris Companies, Inc. .................        3,392,702
                                                                 --------------

  NUMBER OF
   SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - COMMUNICATION - 0.43%
      99,850 * Sprint Corp. - PCS..............................   $    2,491,258
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $527,797,942).............................      530,624,744
                                                                  --------------
               WARRANTS - 0.00%
               MEDICAL TECHNOLOGY - 0.00%
       2,982   PER-SE Technologies, Inc.:
               (Cost $149).....................................              179
                                                                  --------------
     PAR
    VALUE
   -------
               SHORT-TERM INVESTMENTS - 8.70%
               COMMERCIAL PAPER
               Alcoa, Inc.:
 $ 6,383,000    2.07% due 12/3/01..............................        6,382,266
               Electronic Data Systems Corp.:
  25,000,000    2.12% due 12/3/01..............................       24,997,056
               Household Finance Corp.:
  19,233,000    2.11% due 12/3/01..............................       19,230,745
                                                                  --------------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $50,610,067)..............................       50,610,067
                                                                  --------------
               TOTAL INVESTMENTS
               (Cost $578,408,158) - 99.96%....................      581,234,990
               Other assets and liabilities,
               net - 0.04%.....................................          208,665
                                                                  --------------
               NET ASSETS - 100%...............................   $  581,443,655
                                                                  --------------
               * Non-income producing

--------------------------------------------------------------------------------

72                 AG GROWTH & INCOME FUND (Unaudited)        November 30, 2001



------------------------------------------------------------------------
                                  Average Annual Total Return
                      --------------------------------------------------
                                                                Since
  6 Months              1 Year            5 Years             Inception*
------------------------------------------------------------------------
   -7.03%               -9.91%             6.36%                11.30%

* April 29, 1994

[CHART APPEARS HERE]

                         Growth of $10,000 Investment

                                Growth &               S&P
                                 Income                500
                                --------               ---
4/29/1994                      $10,000.00           $10,000.00
12/31/1994                       9,999.48            10,398.17
12/31/1995                      13,184.85            14,305.61
12/31/1996                      16,259.21            17,591.44
12/31/1997                      20,134.57            23,459.84
12/31/1998                      23,066.36            30,164.80
12/31/1999                      28,332.46            36,513.60
12/29/2000                      25,254.90            33,189.24
11/30/2001                      22,530.67            28,990.89

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. General Electric Co. ....  3.77%
   2. Microsoft Corp. .........  3.37%
   3. Exxon Mobil Corp. .......  3.27%
   4. Pfizer, Inc. ............  2.98%
   5. International Business
       Machines................  2.41%
   6. Johnson & Johnson........  2.30%
   7. Wal-Mart Stores, Inc. ...  2.30%
   8. Citigroup, Inc. .........  2.29%
   9. Intel Corp. .............  2.18%
  10. Merck & Co., Inc. .......  1.78%

MANAGEMENT OVERVIEW
A discussion with American General Investment Management, L.P.

How did the fund perform relative to its benchmark?
The Growth & Income Fund outperformed the benchmark in a difficult investment environment, returning -7.03% to the S&P 500's return of -8.66%.

What were the dominant themes for the portfolio?
During this past six months, portfolio management spent considerable time analyzing companies' financial statements, especially cash flow statements, in order to invest in stocks that showed a set of financials able to cope with the economic slowdown.

Which portfolio holdings were among the Fund's best performers?
Department stores such as May were actually very favorable for the fund.

Were there any disappointments in the fund?
There were no disappointments per se in the fund. Indeed our investing philosophy is to control portfolio's risk. In doing so, some stocks that are held by the portfolio for risk purposes might not outperform the underlying benchmark but these stocks perform their tasks: diversification.

What is your outlook for the next fiscal period?
It has always been very hard to predict the future and this next fiscal period is no exception. The US economy should come out of recession fairly quickly; however, we do not expect a return to the exuberant markets of the late 90's. Furthermore, the recovery will not impact all sectors at the same time or to the same degree.

--------------------------------------------------------------------------------

November 30, 2001                                                            73
         AG GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              COMMON STOCK - 97.91%
              ADVERTISING - 0.36%
     10,000   Omnicom Group, Inc. ...............................   $    858,600
                                                                    ------------
              AEROSPACE/DEFENSE - 1.21%
     20,000   Boeing Co. ........................................        702,000
     15,700   Lockheed Martin Corp. .............................        729,265
      8,000   Northrop Grumman Corp. ............................        751,040
     12,000   United Technologies Corp. .........................        722,400
                                                                    ------------
                                                                       2,904,705
                                                                    ------------
              AIRLINES - 0.14%
     18,000   Southwest Airlines Co. ............................        337,500
                                                                    ------------
              APPAREL & PRODUCTS - 0.06%
      5,000   Ross Stores, Inc. .................................        141,050
                                                                    ------------
              AUTO - CARS - 1.02%
     50,500   Ford Motor Co. ....................................        956,470
     30,000   General Motors Corp. ..............................      1,491,000
                                                                    ------------
                                                                       2,447,470
                                                                    ------------
              AUTO - ORIGINAL EQUIPMENT - 0.30%
     10,000   Autoliv, Inc. .....................................        184,500
     15,000 * Lear Corp. ........................................        536,250
                                                                    ------------
                                                                         720,750
                                                                    ------------
              AUTO - REPLACEMENT PARTS - 0.61%
     10,000 * AutoZone, Inc. ....................................        673,000
      6,500 * SPX Corp. .........................................        789,750
                                                                    ------------
                                                                       1,462,750
                                                                    ------------
              BANKS - NEW YORK CITY - 2.29%
    115,000   Citigroup, Inc. ...................................      5,508,500
                                                                    ------------
              BANKS - OTHER - 3.84%
     35,000   Bank of America Corp. .............................      2,148,300
     26,250   Commerce Bancshares, Inc. .........................        990,675
     24,300   FleetBoston Financial Corp. .......................        893,025
     45,000   J.P. Morgan Chase & Co. ...........................      1,697,400
     30,000   Mellon Financial Corp. ............................      1,121,700
     30,000   National City Corp. ...............................        840,000
      9,000   Providian Financial Corp. .........................         24,030
     15,000   Union Planters Corp. ..............................        651,150
     20,000   Wells Fargo Co. ...................................        856,000
                                                                    ------------
                                                                       9,222,280
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              BANKS - REGIONAL - 1.90%
     30,000   BankOne Corp. .....................................   $  1,123,200
     10,000   Comerica, Inc. ....................................        513,600
     13,000   GreenPoint Financial Corp. ........................        465,920
     20,000   SunTrust Banks, Inc. ..............................      1,265,200
     20,000   Wachovia Corp. ....................................        619,000
     15,000   Westamerica Bancorp. ..............................        584,850
                                                                    ------------
                                                                       4,571,770
                                                                    ------------
              BEVERAGE -
              BREWERS/DISTRIBUTORS - 0.36%
     20,000   Anheuser-Busch Companies, Inc. ....................        862,000
                                                                    ------------
              BEVERAGE - SOFT DRINKS - 2.09%
     55,000   Coca-Cola Co. .....................................      2,582,800
     50,000   PepsiCo, Inc. .....................................      2,431,500
                                                                    ------------
                                                                       5,014,300
                                                                    ------------
              BROADCASTING - 1.19%
     35,000 * Comcast Corp., Class A.............................      1,330,000
     35,000 * Viacom, Inc. Class B...............................      1,527,750
                                                                    ------------
                                                                       2,857,750
                                                                    ------------
              CHEMICAL - MAJOR - 1.05%
     20,000   Dow Chemical Co. ..................................        750,000
     40,000   E.I. du Pont de Nemours and Co. ...................      1,773,600
                                                                    ------------
                                                                       2,523,600
                                                                    ------------
              CHEMICAL - MISCELLANEOUS - 0.39%
     10,500 * Cytec Industries, Inc. ............................        268,695
     15,000   Olin Corp. ........................................        247,800
     10,000   Sigma Aldrich Corp. ...............................        427,600
                                                                    ------------
                                                                         944,095
                                                                    ------------
              CONGLOMERATES - 5.24%
    235,000   General Electric Co. ..............................      9,047,500
     60,000   Tyco International, Ltd. ..........................      3,528,000
                                                                    ------------
                                                                      12,575,500
                                                                    ------------
              COSMETICS/TOILETRIES - 0.42%
     11,000   Avon Products, Inc. ...............................        525,140
     15,000   Gillette Co. ......................................        490,500
                                                                    ------------
                                                                       1,015,640
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              DRUGS - 10.44%
     15,000   Allergan, Inc. ....................................   $  1,132,350
     26,000 * Amgen, Inc. .......................................      1,727,180
     12,000 * Biogen, Inc. ......................................        706,920
     58,000   Bristol Myers Squibb Co. ..........................      3,118,080
     35,000   Eli Lilly and Co. .................................      2,893,450
     30,000 * IVAX Corp. ........................................        618,000
     10,666 * King Pharmaceuticals, Inc. ........................        424,933
     63,000   Merck & Co., Inc. .................................      4,268,250
    165,000   Pfizer, Inc. ......................................      7,146,150
     30,000   Pharmacia Corp. ...................................      1,332,000
     47,500   Schering-Plough Corp. .............................      1,697,175
                                                                    ------------
                                                                      25,064,488
                                                                    ------------
              ELECTRONIC EQUIPMENT - 0.64%
      7,000 * Amphenol Corp., Class A............................        331,800
     16,000   Emerson Electric Co. ..............................        864,960
     10,000 * Kemet Corp. .......................................        169,000
      2,700   National Service Industries, Inc. .................         42,984
      5,000 * Teradyne, Inc. ....................................        139,300
                                                                    ------------
                                                                       1,548,044
                                                                    ------------
              ELECTRONIC INSTRUMENTS - 0.23%
     30,000 * Vishay Intertechnology, Inc. ......................        551,400
                                                                    ------------
              ENTERTAINMENT - 2.84%
    112,000 * AOL Time Warner, Inc. .............................      3,908,800
     38,000   Mattel, Inc. ......................................        699,580
     40,000 * Metro-Goldwyn-Mayer, Inc. .........................        713,200
     73,000   Walt Disney Co. ...................................      1,494,310
                                                                    ------------
                                                                       6,815,890
                                                                    ------------
              FINANCE COMPANIES - 0.63%
     10,000   Eaton Vance Corp. .................................        322,800
     20,000   Household International, Inc. .....................      1,179,800
                                                                    ------------
                                                                       1,502,600
                                                                    ------------
              FINANCIAL SERVICES - 0.27%
     16,000   H & R Block, Inc. .................................        637,440
                                                                    ------------
              FOODS - 1.20%
     34,650   Archer Daniels Midland Co. ........................        533,263
     20,000   Campbell Soup Co. .................................        586,200
     50,000   ConAgra, Inc. .....................................      1,148,500
     10,000 * Suiza Foods Corp. .................................        602,100
                                                                    ------------
                                                                       2,870,063
                                                                    ------------

--------------------------------------------------------------------------------

74                                                            November 30, 2001
   AG GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              GOLD MINING - 0.16%
     25,000   Barrick Gold Corp. ................................   $    378,250
                                                                    ------------
              GOVERNMENT SPONSORED - 1.97%
     30,000   Federal Home Loan Mortgage Corp. ..................      1,985,100
     35,000   Federal National Mortgage Association..............      2,751,000
                                                                    ------------
                                                                       4,736,100
                                                                    ------------
              HARDWARE & TOOLS - 0.17%
     10,000   Stanley Works......................................        417,900
                                                                    ------------
              HEALTHCARE - 0.68%
     25,000 * Apria Healthcare Group, Inc. ......................        601,500
     30,000 * Health Net, Inc. ..................................        600,000
     15,000 * Oxford Health Plans, Inc. .........................        432,150
                                                                    ------------
                                                                       1,633,650
                                                                    ------------
              HEAVY DUTY TRUCKS/PARTS - 0.20%
      7,000   Eaton Corp. .......................................        487,270
                                                                    ------------
              HOME BUILDERS - 0.52%
     13,000   Centex Corp. ......................................        587,470
     17,000   Pulte Corp. .......................................        667,250
                                                                    ------------
                                                                       1,254,720
                                                                    ------------
              HOSPITAL SUPPLIES - 3.66%
     45,000   Abbott Laboratories................................      2,475,000
     15,000 * CONMED Corp. ......................................        269,250
     95,000   Johnson & Johnson..................................      5,533,750
      7,000 * St. Jude Medical, Inc. ............................        521,500
                                                                    ------------
                                                                       8,799,500
                                                                    ------------
              HOUSEHOLD PRODUCTS - 1.59%
     40,000   Procter & Gamble Co. ..............................      3,098,400
     36,500   Tupperware Corp. ..................................        717,590
                                                                    ------------
                                                                       3,815,990
                                                                    ------------
              INFORMATION PROCESSING - 0.10%
     16,000 * Sybase, Inc. ......................................        230,400
                                                                    ------------
              INFORMATION PROCESSING - BUSINESS SOFTWARE - 4.18%
    126,000 * Microsoft Corp. ...................................      8,090,460
     15,000 * Openwave Systems, Inc. ............................        164,250

   NUMBER
 OF SHARES                                                         MARKET VALUE

-------------------------------------------------------------------------------
              INFORMATION PROCESSING -
              BUSINESS SOFTWARE - Continued
    100,000 * Oracle Corp. .....................................   $  1,403,000
     10,000 * Veritas Software Corp. ...........................        388,900
                                                                   ------------
                                                                     10,046,610
                                                                   ------------
              INFORMATION PROCESSING - COMPUTER HARDWARE - 1.04%
     40,000   Compaq Computer Corp. ............................        406,000
     20,000 * Lexmark International Group, Inc., Class A........      1,033,400
     74,000 * Sun Microsystems, Inc. ...........................      1,053,760
                                                                   ------------
                                                                      2,493,160
                                                                   ------------
              INFORMATION PROCESSING - COMPUTER SERVICES - 1.38%
     28,000   Automatic Data Processing, Inc. ..................      1,552,880
     12,000 * Critical Path, Inc. ..............................         28,560
     25,000   Electronic Data Systems Corp. ....................      1,730,500
                                                                   ------------
                                                                      3,311,940
                                                                   ------------
              INFORMATION PROCESSING - DATA SERVICES - 3.99%
     12,000   Adobe Systems, Inc. ..............................        384,960
     28,000   Autodesk, Inc. ...................................      1,041,600
     12,000   Computer Associates International, Inc. ..........        399,240
     45,000 * EMC Corp. ........................................        755,550
     55,000   Hewlett-Packard Co. ..............................      1,209,450
     50,000   International Business Machines...................      5,779,500
                                                                   ------------
                                                                      9,570,300
                                                                   ------------
              INFORMATION PROCESSING - NETWORKING - 0.63%
     50,000 * Cisco Systems, Inc. ..............................      1,022,500
     20,000 * Juniper Networks, Inc. ...........................        491,600
                                                                   ------------
                                                                      1,514,100
                                                                   ------------
              INSURANCE - LIFE - 0.33%
     20,000   Torchmark Corp. ..................................        789,000
                                                                   ------------
              INSURANCE - MULTILINE - 1.94%
     25,000   Allstate Corp. ...................................        856,000
     30,250   American International Group, Inc.+ ..............      2,492,600

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              INSURANCE - MULTILINE - Continued
      8,500   CIGNA Corp. .......................................   $    775,455
     20,000   Old Republic International Corp. ..................        537,000
                                                                    ------------
                                                                       4,661,055
                                                                    ------------
              LEISURE TIME - 0.34%
     10,000 * Bally Total Fitness Holding Corp. .................        212,400
     17,343 * Sabre Group Holdings, Inc., Class A................        601,629
                                                                    ------------
                                                                         814,029
                                                                    ------------
              LODGING - 0.15%
     30,000   Hilton Hotels Corp. ...............................        297,000
      8,000   Host Marriott Corp. ...............................         67,360
                                                                    ------------
                                                                         364,360
                                                                    ------------
              MACHINERY -
              INDUSTRIAL/SPECIALTY - 1.03%
     10,000 * American Standard Companies, Inc. .................        635,000
     15,000   Ingersoll-Rand Co. ................................        628,350
      8,000   Johnson Controls, Inc. ............................        636,160
     20,000   Tidewater, Inc. ...................................        570,000
                                                                    ------------
                                                                       2,469,510
                                                                    ------------
              MEDICAL TECHNOLOGY - 0.57%
      5,000 * Genentech, Inc. ...................................        287,250
     18,000 * Guidant Corp. .....................................        878,580
      6,500 * Zimmer Holdings, Inc. .............................        209,690
                                                                    ------------
                                                                       1,375,520
                                                                    ------------
              MERCHANDISE - DRUG - 0.41%
     30,000   Walgreen Co. ......................................        990,000
                                                                    ------------
              MERCHANDISE - SPECIALTY - 2.24%
     10,000   American Greetings Corp., Class A..................        130,500
      8,000 * Best Buy Co., Inc. ................................        571,120
     10,000 * BJ's Wholesale Club, Inc. .........................        450,000
     60,000   Home Depot, Inc. ..................................      2,799,600
     15,000   TJX Companies, Inc. ...............................        565,350
     40,000 * Toys "R" Us, Inc. .................................        860,400
                                                                    ------------
                                                                       5,376,970
                                                                    ------------
              MERCHANDISING - DEPARTMENT - 0.75%
     15,000 * Federated Department Stores, Inc. .................        555,000
     35,000   May Department Stores Co. .........................      1,254,400
                                                                    ------------
                                                                       1,809,400
                                                                    ------------

--------------------------------------------------------------------------------

November 30, 2001                                                            75
   AG GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              MERCHANDISING - FOOD - 0.76%
     30,000 * Safeway, Inc. .....................................   $  1,336,800
     22,000   Supervalu, Inc. ...................................        498,740
                                                                    ------------
                                                                       1,835,540
                                                                    ------------
              MERCHANDISING - MASS - 2.96%
     35,000   Sears Roebuck and Co. .............................      1,592,850
    100,000   Wal-Mart Stores, Inc. .............................      5,515,000
                                                                    ------------
                                                                       7,107,850
                                                                    ------------
              METALS - ALUMINUM - 0.56%
     35,000   Alcoa, Inc. .......................................      1,351,000
                                                                    ------------
              METALS - MISCELLANEOUS - 0.14%
     25,000 * Freeport-McMoRan Copper & Gold, Inc., Class B......        333,750
                                                                    ------------
              METALS - STEEL - 0.11%
     15,000   USX-US Steel Group, Inc. ..........................        253,350
                                                                    ------------
              MISCELLANEOUS - 0.37%
     10,000 * Agilent Technologies, Inc. ........................        272,700
      5,000 * Ebay, Inc. ........................................        340,350
      5,000   United Parcel Service, Inc., Class B...............        281,100
                                                                    ------------
                                                                         894,150
                                                                    ------------
              NATURAL GAS - DIVERSIFIED - 0.20%
     21,000   Questar Corp. .....................................        488,460
                                                                    ------------
              OIL - INTEGRATED DOMESTIC - 1.45%
      5,000   Amerada Hess Corp. ................................        290,500
     39,000   Ashland Oil, Inc. .................................      1,663,350
     15,000   EOG Resources, Inc. ...............................        524,700
     18,000   Occidental Petroleum Corp. ........................        450,000
     10,000   Phillips Petroleum Co. ............................        556,300
                                                                    ------------
                                                                       3,484,850
                                                                    ------------
              OIL - INTEGRATED
              INTERNATIONAL - 3.67%
    210,000   Exxon Mobil Corp. .................................      7,854,000
     20,000   Royal Dutch Petroleum Co. .........................        966,800
                                                                    ------------
                                                                       8,820,800
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              OIL - SERVICE - PRODUCTS - 0.32%
     17,100 * BJ Services Co. ...................................   $    476,406
     10,000 * Noble Drilling Corp. ..............................        295,000
                                                                    ------------
                                                                         771,406
                                                                    ------------
              OIL/GAS PRODUCERS - 0.71%
     10,000   Helmerich & Payne, Inc. ...........................        281,700
     10,000 * Pioneer Natural Resources Co. .....................        167,500
      8,000 * Stone Energy Corp. ................................        285,200
     20,000   Ultramar Diamond Shamrock Corp. ...................        960,000
                                                                    ------------
                                                                       1,694,400
                                                                    ------------
              PAPER/FOREST PRODUCTS - 1.18%
      5,000   Bowater, Inc. .....................................        240,450
     18,000   Georgia-Pacific Corp. .............................        577,080
     20,000   Kimberly-Clark Corp. ..............................      1,163,400
     15,000   Rayonier, Inc. ....................................        685,950
     10,000 * Smurfit-Stone Container Corp. .....................        160,900
                                                                    ------------
                                                                       2,827,780
                                                                    ------------
              POLLUTION CONTROL - 0.15%
     30,000 * Allied Waste Industries, Inc. .....................        355,200
                                                                    ------------
              PUBLISHING - NEWS - 1.15%
     35,000   Gannett Co., Inc. .................................      2,430,750
     30,000   Hollinger International, Inc., Class A.............        325,500
                                                                    ------------
                                                                       2,756,250
                                                                    ------------
              PUBLISHING/PRINTING - 0.41%
     25,000   Deluxe Corp. ......................................        988,000
                                                                    ------------
              RAILROAD - 0.22%
     18,000   Burlington Northern Santa Fe.......................        527,580
                                                                    ------------
              RESTAURANTS - 0.35%
     15,000   Darden Restaurants, Inc. ..........................        461,100
      8,000 * Tricon Global Restaurants, Inc. ...................        379,600
                                                                    ------------
                                                                         840,700
                                                                    ------------
              SAVINGS & LOAN - 0.59%
      8,000   Golden West Financial Corp. .......................        413,600
     32,000   Washington Mutual, Inc. ...........................      1,000,960
                                                                    ------------
                                                                       1,414,560
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              SECURITIES RELATED - 0.92%
     25,000   Lehman Brothers Holdings, Inc. ....................   $  1,653,750
     10,000   Morgan Stanley Dean Witter & Co. ..................        555,000
                                                                    ------------
                                                                       2,208,750
                                                                    ------------
              SEMICONDUCTOR EQUIPMENT - 0.31%
     19,000 * Applied Materials, Inc. ...........................        755,250
                                                                    ------------
              SEMICONDUCTORS - 4.60%
     22,000 * Advanced Micro Devices, Inc. ......................        298,320
     35,000 * Cirrus Logic, Inc. ................................        465,850
     10,000 * Cypress Semiconductor Corp. .......................        230,200
     30,000 * Fairchild Semiconductor Corp., Class A.............        735,000
     15,000 * Integrated Device Technology, Inc. ................        442,200
    160,000   Intel Corp. .......................................      5,225,600
     15,000 * Maxim Integrated Products, Inc. ...................        822,150
     50,000   Motorola, Inc. ....................................        832,000
     18,500 * National Semiconductor Corp. ......................        557,405
     10,000   Rockwell International Corp. ......................        165,000
     40,000   Texas Instruments, Inc. ...........................      1,282,000
                                                                    ------------
                                                                      11,055,725
                                                                    ------------
              TELECOMMUNICATIONS - 4.50%
      7,500 * Aether Systems, Inc. ..............................         56,100
     20,000   Alltel Corp. ......................................      1,301,600
     66,500   AT&T Corp. ........................................      1,163,085
     40,000 * AT&T Wireless Services, Inc. ......................        558,800
     17,000 * Avaya, Inc. .......................................        193,290
     14,112 * L-3 Communications Holdings, Inc. .................      1,176,659
     20,000   Nortel Networks Corp. .............................        156,000
     15,000 * Price Communications Corp. ........................        275,250
     21,000 * QUALCOMM, Inc. ....................................      1,233,120
     75,000   Verizon Communications, Inc. ......................      3,525,000
     80,000 * Worldcom, Inc. ....................................      1,163,200
                                                                    ------------
                                                                      10,802,104
                                                                    ------------
              TEXTILE - PRODUCTS - 0.32%
     20,000   V. F. Corp. .......................................        759,600
                                                                    ------------
              TOBACCO - 1.10%
     50,000   Philip Morris Companies, Inc. .....................      2,358,500
      5,000   RJ Reynolds Tobacco Holdings, Inc. ................        286,850
                                                                    ------------
                                                                       2,645,350
                                                                    ------------

--------------------------------------------------------------------------------

76                                                            November 30, 2001
   AG GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              UTILITIES - COMMUNICATION - 2.85%
     55,000   BellSouth Corp. ...................................   $  2,117,500
    100,000   SBC Communications, Inc. ..........................      3,738,000
     40,000 * Sprint Corp. - PCS.................................        998,000
                                                                    ------------
                                                                       6,853,500
                                                                    ------------
              UTILITIES - ELECTRIC - 1.26%
     40,000 * Mirant Corp. ......................................        976,400
     45,000   Potomac Electric Power Co. ........................        949,950
     20,000   PPL Corp. .........................................        711,400
     15,000   Reliant Energy, Inc. ..............................        383,250
                                                                    ------------
                                                                       3,021,000
                                                                    ------------
              TOTAL COMMON STOCK
              (Cost $245,619,037)................................    235,144,824
                                                                    ------------
    PAR
   VALUE
 ----------
              SHORT-TERM INVESTMENTS - 2.03%
              COMMERCIAL PAPER - 1.81%
              Cardinal Health, Inc.:
 $1,149,000    2.12% due 12/3/01.................................      1,148,864
              CVS Corp.:
  3,200,000    2.11% due 12/3/01.................................      3,199,625
                                                                    ------------
                                                                       4,348,489
                                                                    ------------
              U.S. TREASURY BILLS - 0.22%
              United States Treasury Bills:
    525,000    2.02% due 12/27/01................................        524,233
                                                                    ------------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $4,872,722)..................................      4,872,722
                                                                    ------------
              TOTAL INVESTMENTS
              (Cost $250,491,759) - 99.94%.......................    240,017,546
              Other assets and liabilities,
              net - 0.06%........................................        148,057
                                                                    ------------
              NET ASSETS - 100%..................................   $240,165,603
                                                                    ------------

     * Non-income producing
     + Security represents an investment in an affiliated company.

                                                                   UNREALIZED
CONTRACTS                                                         APPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(1)
    (Delivery month/Value at 11/30/01)
 18(2) S&P 500 Index Futures
        (December 2001/$1,140).................................. $      604,875
                                                                 --------------

(1) U.S. Treasury Bills with a market value of $523,350 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

--------------------------------------------------------------------------------

November 30, 2001     AMERICAN CENTURY INCOME & GROWTH FUND (Unaudited)      77


------------------------------------------------------------
                                         Total Return
                                   -------------------------
  6 Months                             Since Inception*
------------------------------------------------------------
   -8.90%                                  -12.18%

* December 8, 2000

[CHART APPEARS HERE]

Growth of $10,000 Investment

                  American Century         S&P
                  Income & Growth          500
                  ---------------       ----------
12/08/2000           $10,000.00         $10,000.00
12/29/2000             9,790.00           9,643.43
01/31/2001            10,051.74           9,985.57
02/28/2001             9,318.96           9,075.05
03/30/2001             8,768.18           8,500.15
04/30/2001             9,571.21           9,160.63
05/31/2001             9,639.89           9,221.84
06/29/2001             9,397.73           8,997.37
07/31/2001             9,300.03           8,908.79
08/31/2001             8,820.91           8,350.72
09/28/2001             8,134.00           7,676.63
10/31/2001             8,246.91           7,823.08
11/30/2001             8,781.87           8,423.33

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

                   1. Citigroup, Inc...........  3.43%
                   2. Pfizer, Inc. ............  3.03%
                   3. General Electric Co. ....  3.01%
                   4. Microsoft Corp. .........  2.82%
                   5. Bank of America Corp. ...  2.39%
                   6. Verizon Communications,
                       Inc. .................... 2.16%
                   7. International Business
                       Machines................. 2.14%
                   8. Exxon Mobil Corp. .......  2.11%
                   9. AOL Time Warner, Inc. ...  1.73%
                  10. Merck & Co., Inc. .......  1.69%



MANAGEMENT OVERVIEW
A discussion with American Century Investment Management, Inc.

How did the fund perform relative to it's benchmark?
Income & Growth Fund declined 8.90% in the last six months. During the same period, the S&P 500--the fund's benchmark--declined -8.66%.

What were the dominant themes for the portfolio?
The S&P 500 and the fund declined, reacting to global economic weakness and some of the worst corporate profits in years. Income & Growth's management team continued its use of quantitative models along with active management and risk controls to select stocks. The fund maintained a structured, disciplined investment approach for both stock selection and portfolio construction, while incorporating both growth and value measures (with a value tilt) to seek consistent long-term performance.

Which portfolio holdings were among the Fund's best performers?
Stock selection worked well in most sectors, but we did our best work in the consumer cyclical and energy sectors. In the consumer-cyclicals sector, Income & Growth concentrated on some strong performers in the construction and real property industry, like KB Home and Lennar and didn't hold the S&P 500's worst performing clothing stocks like Gap and The Limited. The fund's value orientation also led to an overweight position in Sears, which helped as their shares advanced.

Energy stocks slipped with oil prices, but Income & Growth's energy stocks didn't fall as far. The portfolio's oil services stocks held up a little better than the S&P 500's stocks in that sector. Income & Growth also benefited from avoiding Enron for most of the period as the energy trader dragged on the S&P 500's return.

Were there any disappointments in the fund?
In terms of relative returns, we had some difficulty with stock selection in the technology sector. The fund's value orientation also led the fund to being underweight in the technology sector as a whole because tech stocks were too expensive. Most tech stocks plummeted, but the tech bellwethers--Microsoft, Intel, and Cisco--held up relatively well during the six months. Stock selection worked well in the computer hardware industry, but being underweight in some of the bellwethers detracted from the fund's relative performance over the last six months.

We also held a slight overweight position in the utilities sector during the period. The Income & Growth fund is structured to have a slightly higher dividend yield than the S&P 500. Utilities generally pay high dividends and aren't very volatile, so we often find a few more utilities stocks in the portfolio. That worked against the fund over the last six months, as the utilities sector suffered from legal battles in the wake of the California power crisis and the Enron implosion.

What is your outlook for the next fiscal period?
The stock market's performance will depend largely on the speed of the economic recovery. Most economists are expecting a rebound next year, but opinions differ on the timing and magnitude. Significant headwinds exist for the economy, including record levels of consumer indebtedness, global weakness, and overcapacity. However, record amounts of economic stimulus-- interest rate and tax cuts--could lead the economy out of the doldrums.

Stocks seem to be priced for a profit rebound, so it's likely that disappointing economic and earnings news would push stocks lower, while upside surprises in economic data and earnings could ignite a rally. We'll continue to adhere to our disciplined process, while looking to add value through security selection and measured risk-taking.

-------------------------------------------------------------------------------

78                                                            November 30, 2001
  AMERICAN CENTURY INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 97.72%
               ADVERTISING - 0.27%
       5,800   Omnicom Group, Inc. ............................   $      497,988
       3,900 * TMP Worldwide, Inc. ............................          161,031
                                                                  --------------
                                                                         659,019
                                                                  --------------
               AEROSPACE/DEFENSE - 2.55%
      61,000   Boeing Co. .....................................        2,141,100
       4,800   Honeywell International, Inc. ..................          159,072
      32,300   Lockheed Martin Corp. ..........................        1,500,335
      41,200   Perkinelmer, Inc. ..............................        1,142,064
      20,000   United Technologies Corp. ......................        1,204,000
                                                                  --------------
                                                                       6,146,571
                                                                  --------------
               AIRLINES - 0.06%
       8,200   Southwest Airlines Co. .........................          153,750
                                                                  --------------
               APPAREL & PRODUCTS - 0.09%
       6,800   Talbots, Inc. ..................................          222,904
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.39%
      14,400   Whirlpool Corp. ................................          946,944
                                                                  --------------
               AUTO - CARS - 0.46%
      15,900 * AutoNation, Inc. ...............................          175,854
      48,600   Ford Motor Co. .................................          920,484
                                                                  --------------
                                                                       1,096,338
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.77%
      10,800 * Lear Corp. .....................................          386,100
      23,239   Magna International, Inc., Class A..............        1,466,381
                                                                  --------------
                                                                       1,852,481
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.06%
       9,600   Cooper Tire & Rubber Co. .......................          142,272
                                                                  --------------
               BANKS - NEW YORK CITY - 3.43%
     172,500   Citigroup, Inc. ................................        8,262,750
                                                                  --------------
               BANKS - OTHER - 3.42%
      93,900   Bank of America Corp. ..........................        5,763,582
      39,400   First Tennessee National Corp. .................        1,417,612
       1,800   Union Planters Corp. ...........................           78,138
      26,600   UnionBanCal Corp. ..............................          977,284
                                                                  --------------
                                                                       8,236,616
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - REGIONAL - 2.18%
      47,200   AmSouth Bancorp. ...............................   $      864,704
       2,100   BankOne Corp. ..................................           78,624
      15,100   Comerica, Inc. .................................          775,536
       4,400   Cullen/Frost Bankers, Inc. .....................          123,860
      10,800   First American Corp., Class A...................          192,780
      14,700   GreenPoint Financial Corp. .....................          526,848
       7,900   Hibernia Corp., Class A.........................          129,402
       2,000 * Silicon Valley Bancshares.......................           50,460
      10,000   SunTrust Banks, Inc. ...........................          632,600
      30,300   U.S. Bancorp, Inc. .............................          575,094
      29,800   Wachovia Corp. .................................          922,310
       7,900   Zions Bancorporation............................          381,412
                                                                  --------------
                                                                       5,253,630
                                                                  --------------
               BEVERAGE -
               BREWERS DISTRIBUTORS - 0.05%
       2,200   Adolph Coors Co., Class B.......................          125,466
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 0.91%
      13,500   Coca-Cola Co. ..................................          633,960
      32,100   PepsiCo, Inc. ..................................        1,561,023
                                                                  --------------
                                                                       2,194,983
                                                                  --------------
               BROADCASTING - 0.25%
      15,900 * Comcast Corp., Class A..........................          604,200
                                                                  --------------
               BUILDING MATERIALS - 0.25%
       7,800   RPM, Inc.+ .....................................          107,796
      18,300 * Shaw Group, Inc. ...............................          492,087
                                                                  --------------
                                                                         599,883
                                                                  --------------
               CHEMICAL - 0.61%
       5,900   Eastman Chemical Co. ...........................          226,383
       8,600 * Fisher Scientific International, Inc. ..........          234,350
      31,300   Lubrizol Corp. .................................          998,157
                                                                  --------------
                                                                       1,458,890
                                                                  --------------
               COAL - 0.27%
      29,800   CONSOL Energy, Inc. ............................          655,606
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONGLOMERATES - 5.10%
     188,300   General Electric Co. ...........................   $    7,249,550
      67,700   Tyco International, Ltd. .......................        3,980,760
      50,700   Viad Corp. .....................................        1,053,039
                                                                  --------------
                                                                      12,283,349
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.17%
      39,400   Corning, Inc. ..................................          371,542
       5,400 * Owens Illinois, Inc. ...........................           44,388
                                                                  --------------
                                                                         415,930
                                                                  --------------
               CONTAINERS - PAPER - 0.20%
       4,700   Bemis Co., Inc. ................................          236,269
      14,500 * Pactiv Corp. ...................................          253,750
                                                                  --------------
                                                                         490,019
                                                                  --------------
               DRUGS - 7.96%
      14,100   American Home Products Corp. ...................          847,410
       1,900 * Amgen, Inc. ....................................          126,217
       4,300 * Barr Laboratories, Inc. ........................          314,115
      43,400   Bristol Myers Squibb Co. .......................        2,333,184
       6,200 * Elan, Plc. - ADR................................          274,164
      14,500   Eli Lilly and Co. ..............................        1,198,715
       5,200 * IVAX Corp. .....................................          107,120
      60,200   Merck & Co., Inc. ..............................        4,078,550
     168,200   Pfizer, Inc. ...................................        7,284,742
      25,700   Pharmacia Corp. ................................        1,141,080
      40,600   Schering-Plough Corp. ..........................        1,450,638
                                                                  --------------
                                                                      19,155,935
                                                                  --------------
               ELECTRICAL EQUIPMENT - 0.05%
       5,900   C & D Technologies, Inc. .......................          121,540
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.27%
       3,300 * Amphenol Corp., Class A.........................          156,420
       9,000   Emerson Electric Co. ...........................          486,540
                                                                  --------------
                                                                         642,960
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.51%
       5,200 * Arrow Electronics, Inc. ........................          143,104
       8,300 * Celestica, Inc. ................................          351,007
      16,700 * Flextronics International, Ltd. ................          417,500
      14,100 * Tektronix, Inc. ................................          316,968
                                                                  --------------
                                                                       1,228,579
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            79
 AMERICAN CENTURY INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - 3.51%
     119,100 * AOL Time Warner, Inc. ..........................   $    4,156,590
      72,000   Carnival Corp., Class A.........................        1,879,920
      29,900 * USA Networks, Inc. .............................          673,049
      85,500   Walt Disney Co. ................................        1,750,185
                                                                  --------------
                                                                       8,459,744
                                                                  --------------
               FINANCE COMPANIES - 1.13%
       9,900 * AmeriCredit Corp. ..............................          228,690
      35,300   Countrywide Credit Industries, Inc. ............        1,499,544
       3,200   MBNA Corp. .....................................          103,168
      42,800   Metris Companies, Inc. .........................          888,100
                                                                  --------------
                                                                       2,719,502
                                                                  --------------
               FOODS - 1.24%
      51,030   Archer Daniels Midland Co. .....................          785,352
      25,000   ConAgra, Inc. ..................................          574,250
       5,200   Dole Food Co., Inc. ............................          122,460
       8,400   Kellogg Co. ....................................          247,716
       6,800   Kraft Foods, Inc., Class A......................          225,216
      47,300   Sara Lee Corp. .................................        1,034,924
                                                                  --------------
                                                                       2,989,918
                                                                  --------------
               FREIGHT - 0.05%
           1   CP Ships, Ltd. .................................                7
       5,700   Ryder System, Inc. .............................          116,850
                                                                  --------------
                                                                         116,857
                                                                  --------------
               GOLD MINING - 0.07%
      15,000   Placer Dome, Inc. ..............................          163,650
                                                                  --------------
               GOVERNMENT SPONSORED - 2.00%
      25,500   Federal Home Loan Mortgage Corp. ...............        1,687,335
      39,800   Federal National Mortgage Association...........        3,128,280
                                                                  --------------
                                                                       4,815,615
                                                                  --------------
               HARDWARE & TOOLS - 0.21%
      12,300   Stanley Works...................................          514,017
                                                                  --------------
               HEALTHCARE - 1.16%
       3,300   Cardinal Health, Inc. ..........................          225,456
       6,700 * Health Net, Inc. ...............................          134,000
      43,796 * Oxford Health Plans, Inc. ......................        1,261,763
       9,900 * Wellpoint Health Networks, Inc., Class A........        1,167,210
                                                                  --------------
                                                                       2,788,429
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HEAVY DUTY TRUCKS/PARTS - 0.05%
       1,700   Eaton Corp. ...................................   $      118,337
                                                                 --------------
               HOME BUILDERS - 0.63%
       5,700   Centex Corp. ..................................          257,583
      10,800   KB Home........................................          363,096
      24,000   Lennar Corp. ..................................          892,800
                                                                 --------------
                                                                      1,513,479
                                                                 --------------
               HOSPITAL SUPPLIES - 1.75%
       3,900   C. R. Bard, Inc. ..............................          246,012
      67,200   Johnson & Johnson..............................        3,914,400
       1,000   Medtronic, Inc. ...............................           47,280
                                                                 --------------
                                                                      4,207,692
                                                                 --------------
               HOUSEHOLD PRODUCTS - 2.26%
       7,200   Church & Dwight Co., Inc. .....................          189,360
      14,500   Clorox Co. ....................................          573,040
      42,400   Procter & Gamble Co. ..........................        3,284,304
      28,300   Tupperware Corp. ..............................          556,378
      14,700   Unilever N.V. .................................          836,430
                                                                 --------------
                                                                      5,439,512
                                                                 --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 3.60%
       8,200 * Broadcom Corp., Class A........................          360,718
       7,500 * Cerner Corp. ..................................          396,825
     105,900 * Microsoft Corp. ...............................        6,799,839
      79,200 * Oracle Corp. ..................................        1,111,176
                                                                 --------------
                                                                      8,668,558
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 0.60%
      42,200 * Dell Computer Corp. ...........................        1,178,646
       1,600 * Mercury Computer Systems, Inc. ................           73,856
      12,900 * Sun Microsystems, Inc. ........................          183,696
                                                                 --------------
                                                                      1,436,198
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 1.90%
       8,900   Automatic Data Processing, Inc. ...............          493,594
      32,400   Electronic Data Systems Corp. .................        2,242,728
      16,300   First Data Corp. ..............................        1,193,812
      11,700   Paychex, Inc. .................................          409,617
       6,500 * VeriSign, Inc. ................................          242,840
                                                                 --------------
                                                                      4,582,591
                                                                 --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 0.13%
       7,100 * Intuit, Inc. ..................................   $      311,690
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 4.97%
      11,700   Adobe Systems, Inc. ...........................          375,336
      28,500   Computer Associates International, Inc. .......          948,195
      16,000   Hewlett-Packard Co. ...........................          351,840
      44,500   International Business Machines................        5,143,755
      36,000 * Mentor Graphics Corp. .........................          816,120
      17,700 * Nvidia Corp. ..................................          967,128
      42,000   Pitney Bowes, Inc. ............................        1,742,160
      15,100 * Storage Technology Corp. ......................          322,385
      20,600 * Tech Data Corp. ...............................          943,686
      43,200   Xerox Corp. ...................................          362,880
                                                                 --------------
                                                                     11,973,485
                                                                 --------------
               INFORMATION PROCESSING - NETWORKING - 1.10%
     118,100 * Cisco Systems, Inc. ...........................        2,415,145
      10,100 * PMC-Sierra, Inc. ..............................          230,179
                                                                 --------------
                                                                      2,645,324
                                                                 --------------
               INSURANCE - CASUALTY - 0.04%
         600   Progressive Corp. .............................           87,918
                                                                 --------------
               INSURANCE - LIFE - 1.11%
      12,400 * Conseco, Inc. .................................           52,452
      39,500   Lincoln National Corp. ........................        1,884,150
      27,200   MetLife, Inc. .................................          746,096
                                                                 --------------
                                                                      2,682,698
                                                                 --------------
               INSURANCE - MISCELLANEOUS - 0.77%
      46,400   Fidelity National Financial, Inc. .............        1,053,744
       2,600   MBIA, Inc. ....................................          132,418
       3,900   PMI Group, Inc. ...............................          246,285
      11,200   Radian Group, Inc. ............................          428,960
                                                                 --------------
                                                                      1,861,407
                                                                 --------------
               INSURANCE - MULTILINE - 1.47%
      11,300   American International Group, Inc.+ ...........          931,120
      17,200   CIGNA Corp. ...................................        1,569,156
      38,600   Old Republic International Corp. ..............        1,036,410
                                                                 --------------
                                                                      3,536,686
                                                                 --------------

--------------------------------------------------------------------------------

80                                                            November 30, 2001
 AMERICAN CENTURY INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               LEISURE TIME - 0.11%
       8,300   Callaway Golf Co. .............................   $      132,385
       2,300 * International Game Technology..................          142,577
                                                                 --------------
                                                                        274,962
                                                                 --------------
               LODGING - 0.03%
           1 * Fairmont Hotels Resorts, Inc. .................               16
       2,400   Starwood Hotels & Resorts Worldwide, Inc.,
               Class B........................................           65,136
                                                                 --------------
                                                                         65,152
                                                                 --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.41%
      20,900   Caterpillar, Inc. .............................          991,078
                                                                 --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.26%
       3,800   Ingersoll-Rand Co. ............................          159,182
       5,900   Johnson Controls, Inc. ........................          469,168
                                                                 --------------
                                                                        628,350
                                                                 --------------
               MERCHANDISE - DRUG - 0.09%
       9,000   Longs Drug Stores Corp. .......................          206,190
                                                                 --------------
               MERCHANDISE - SPECIALTY - 0.60%
      24,200   American Greetings Corp., Class A..............          315,810
       1,900 * Best Buy Co., Inc. ............................          135,641
      15,400   Circuit City Stores, Inc. .....................          270,270
       7,200   Fortune Brands, Inc. ..........................          282,744
       4,800   Home Depot, Inc. ..............................          223,968
       6,400 * Zale Corp. ....................................          227,200
                                                                 --------------
                                                                      1,455,633
                                                                 --------------
               MERCHANDISING - DEPARTMENT - 1.06%
      32,000 * Federated Department Stores, Inc. .............        1,184,000
      27,400   May Department Stores Co. .....................          982,016
      26,900   Pier 1 Imports, Inc. ..........................          388,974
                                                                 --------------
                                                                      2,554,990
                                                                 --------------
               MERCHANDISING - FOOD - 0.57%
      20,800   Fleming Companies, Inc. .......................          538,720
      21,800   Supervalu, Inc. ...............................          494,206
       4,900   SYSCO Corp. ...................................          120,491
      15,830   Winn-Dixie Stores, Inc. .......................          217,029
                                                                 --------------
                                                                      1,370,446
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - MASS - 2.84%
      26,800 * Foot Locker, Inc. ..............................   $      432,552
      80,400   Sears Roebuck and Co. ..........................        3,659,004
      50,000   Wal-Mart Stores, Inc. ..........................        2,757,500
                                                                  --------------
                                                                       6,849,056
                                                                  --------------
               METALS - ALUMINUM - 0.09%
       5,300   Alcoa, Inc. ....................................          204,580
                                                                  --------------
               METALS - MISCELLANEOUS - 0.30%
      25,800   Engelhard Corp. ................................          721,110
                                                                  --------------
               MISCELLANEOUS - 0.22%
      19,000 * Agilent Technologies, Inc. .....................          518,130
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.04%
       3,529 * PanCanadian Petroleum, Ltd. ....................           90,336
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 3.44%
      31,300   Ashland Oil, Inc. ..............................        1,334,945
      19,300   Conoco, Inc. ...................................          528,241
      18,000   Kerr-McGee Corp. ...............................          945,720
     152,900   Occidental Petroleum Corp. .....................        3,822,500
       5,800   Unocal Corp. ...................................          190,762
      53,600   USX-Marathon Group..............................        1,468,640
                                                                  --------------
                                                                       8,290,808
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 4.56%
      37,700   ChevronTexaco Corp. ............................        3,204,877
     136,000   Exxon Mobil Corp. ..............................        5,086,400
      55,444   Royal Dutch Petroleum Co. ......................        2,680,163
                                                                  --------------
                                                                      10,971,440
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.16%
       6,400 * BJ Services Co. ................................          178,304
       6,600 * Noble Drilling Corp. ...........................          194,700
                                                                  --------------
                                                                         373,004
                                                                  --------------
               OIL - SERVICES - 0.72%
      19,684   GlobalSantaFe Corp. ............................          476,353
       7,700 * Smith International, Inc. ......................          348,502
      24,900   York International Corp. .......................          908,850
                                                                  --------------
                                                                       1,733,705
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS - 1.10%
      23,200   International Paper Co. ........................   $      926,840
      40,400   Plum Creek Timber Co., Inc. ....................        1,146,148
       9,100   Rayonier, Inc. .................................          416,143
       5,700   Westvaco Corp. .................................          163,077
                                                                  --------------
                                                                       2,652,208
                                                                  --------------
               PHOTOGRAPHY - 0.45%
      35,900   Eastman Kodak Co. ..............................        1,086,693
                                                                  --------------
               PUBLISHING/PRINTING - 0.79%
      46,600   Deluxe Corp. ...................................        1,841,632
       2,400   R. R. Donnelley & Sons Co. .....................           70,320
                                                                  --------------
                                                                       1,911,952
                                                                  --------------
               RAILROAD - 0.18%
       6,800   Burlington Northern Santa Fe....................          199,308
       4,300   Union Pacific Corp. ............................          236,715
                                                                  --------------
                                                                         436,023
                                                                  --------------
               REAL ESTATE - 0.16%
      13,300   Carramerica Realty Corp. .......................          384,370
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 0.14%
      11,400   Liberty Property Trust..........................          331,056
                                                                  --------------
               SAVINGS & LOAN - 0.46%
      35,000   Washington Mutual, Inc. ........................        1,094,800
                                                                  --------------
               SECURITIES RELATED - 2.13%
       7,600   Bear Stearns Co., Inc. .........................          437,000
      22,700   Lehman Brothers Holdings, Inc. .................        1,501,605
      51,200   Morgan Stanley Dean Witter & Co. ...............        2,841,600
      10,400   Raymond James Financial, Inc. ..................          335,920
                                                                  --------------
                                                                       5,116,125
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.82%
      13,600 * Applied Materials, Inc. ........................          540,600
      10,300 * KLA-Tencor Corp. ...............................          517,369
      35,800 * LAM Research Corp. .............................          784,736
       3,500 * Novellus Systems, Inc. .........................          133,245
                                                                  --------------
                                                                       1,975,950
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            81
 AMERICAN CENTURY INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - 2.72%
      10,300   Analog Devices, Inc. ...........................   $      437,750
      11,600 * Integrated Device Technology, Inc. .............          341,968
      90,500   Intel Corp. ....................................        2,955,730
      19,800   Linear Technology Corp. ........................          812,394
       6,600 * Maxim Integrated Products, Inc. ................          361,746
      71,138   Rockwell International Corp. ...................        1,173,777
      14,400   Texas Instruments, Inc. ........................          461,520
                                                                  --------------
                                                                       6,544,885
                                                                  --------------
               TELECOMMUNICATIONS - 5.34%
      14,980 * Aether Systems, Inc. ...........................          112,050
      35,100   AT&T Corp. .....................................          613,899
     119,811 * AT&T Wireless Services, Inc. ...................        1,673,760
      19,700 * EchoStar Communications Corp., Class A..........          521,459
      11,200 * L-3 Communications Holdings, Inc. ..............          933,856
       9,400 * Panamsat Corp. .................................          193,452
      14,400 * QUALCOMM, Inc. .................................          845,568
      11,200   Qwest Communications International, Inc. .......          133,280
      52,100   Scientific-Atlanta, Inc. .......................        1,400,969
       2,700 * Telecorp PCS, Inc., Class A.....................           33,804
       2,200 * UTStarcom, Inc. ................................           52,668
     110,500   Verizon Communications, Inc. ...................        5,193,500
      78,400 * Worldcom, Inc. .................................        1,139,936
                                                                  --------------
                                                                      12,848,201
                                                                  --------------
               TOBACCO - 0.32%
      16,500   Philip Morris Companies, Inc. ..................          778,305
                                                                  --------------
               UTILITIES - COMMUNICATION - 3.24%
      76,900   BellSouth Corp. ................................        2,960,650
      94,000   SBC Communications, Inc. .......................        3,513,720
      47,700   Sprint Corp. - FON..............................        1,039,383
       3,200   Telephone and Data Systems, Inc. ...............          288,000
                                                                  --------------
                                                                       7,801,753
                                                                  --------------
               UTILITIES - ELECTRIC - 3.08%
      15,900   Allete, Inc. ...................................          376,194
       1,800   Alliant Energy Corp. ...........................           50,580
       2,800   American Electric Power, Inc. ..................          115,500
      16,000   Dominion Resources, Inc. .......................          935,200
       1,800   DTE Energy Co. .................................           74,340
      35,500   Entergy Corp. ..................................        1,309,950

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
       7,400   Exelon Corp. ...................................   $      330,114
       1,990   FirstEnergy Corp. ..............................           67,222
       7,500 * Mirant Corp. ...................................          183,075
      16,900 * Pacific Gas & Electric Co. .....................          309,270
       7,000   Potomac Electric Power Co. .....................          147,770
       3,000   PPL Corp. ......................................          106,710
       2,000   Public Service Co. of New Mexico................           52,000
      37,200   Reliant Energy, Inc. ...........................          950,460
       8,600 * Reliant Resources, Inc. ........................          139,922
      18,900   TXU Corp. ......................................          852,390
      55,200   UtiliCorp United, Inc. .........................        1,419,192
                                                                  --------------
                                                                       7,419,889
                                                                  --------------
               UTILITIES - GAS, DISTRIBUTION - 0.39%
      21,000   Keyspan Corp. ..................................          695,730
       6,230   NICOR, Inc. ....................................          242,783
                                                                  --------------
                                                                         938,513
                                                                  --------------
               UTILITIES - GAS, PIPELINE - 0.87%
       4,000   Peoples Energy Corp. ...........................          153,680
      83,600   Sempra Energy...................................        1,936,176
                                                                  --------------
                                                                       2,089,856
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $249,965,541).............................      235,293,471
                                                                  --------------
               EXCHANGE - TRADED FUNDS - 0.38%
       8,000   iShares S&P 500 Index Fund:
               (Cost $918,964).................................          913,600
                                                                  --------------
     PAR
    VALUE
------
               SHORT-TERM INVESTMENTS - 1.64%
               GOVERNMENT SPONSORED - 1.53%
               Federal Home Loan Bank:
 $ 3,700,000    2.03% due 12/3/01..............................        3,699,583
                                                                  --------------
               U.S. TREASURY BILLS - 0.11%
               United States Treasury Bills:
     150,000    2.303% due 12/27/01............................          149,751
      50,000    2.202% due 1/24/02.............................           49,838
      60,000    1.92% due 2/21/02..............................           59,740
                                                                  --------------
                                                                         259,329
                                                                  --------------

                                                                   MARKET VALUE

--------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $3,958,912).................................   $    3,958,912
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $254,843,417) - 99.74%......................      240,165,983
             Other assets and liabilities,
             net - 0.26%.......................................          623,297
                                                                  --------------
             NET ASSETS - 100%.................................   $  240,789,280
                                                                  --------------

     *Non-income producing
     + Security represents an investment in an affiliated company.

                                                                   UNREALIZED
CONTRACTS                                                         APPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(1)
    (Delivery month/Value at 11/30/01)
 13(2)  S&P 500 Index Futures
        (December 2001/$1,140).................................. $      324,675
                                                                 --------------

(1) U.S. Treasury Bills with a market value of $258,571 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

-------------------------------------------------------------------------------

82    T. ROWE PRICE SCIENCE & TECHNOLOGY FUND (Unaudited)      November 30, 2001


----------------------------------------------------------------------------
                                   Average Annual Total Return
                       -----------------------------------------------------
                                                                    Since
  6 Months               1 Year              5 Years              Inception*
----------------------------------------------------------------------------
  -22.92%               -40.21%               5.63%                 13.60%

* April 29, 1994

[CHART APPEARS HERE]

                         Growth of $10,000 Investment

                             Science &                S&P
                            Technology                500
                            ----------                ---
4/29/1994                   $10,000.00             $10,000.00
12/31/1994                   12,562.10              10,398.17
12/31/1995                   20,308.04              14,305.61
12/31/1996                   23,113.33              17,591.44
12/31/1997                   23,716.59              23,459.84
12/31/1998                   33,708.29              30,164.80
12/31/1999                   67,735.56              36,513.60
12/29/2000                   44,617.36              33,189.24
11/30/2001                   26,319.89              28,990.89

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. T Row Price Reserve
       Investment Fund........   18.23%
   2. Electronic Arts, Inc. ..    6.22%
   3. VeriSign, Inc. .........    4.46%
   4. Maxim Integrated
       Products, Inc. ........    4.23%
   5. Analog Devices, Inc. ...    3.62%
   6. Flextronics
       International, Ltd. ...    3.43%
   7. Cisco Systems, Inc. ....    3.38%
   8. AOL Time Warner, Inc. ..    2.98%
   9. Veritas Software
       Corp. .................    2.74%
  10. Vodafone Group, Plc. -
       ADR....................    2.60%

MANAGEMENT OVERVIEW
A discussion with T. Rowe Price Associates, Inc.

How did the Fund perform relative to its benchmark?
For the six-month period ending November 30, 2001, the Science & Technology Fund underperformed its benchmark, declining 22.92% versus a return of -17.98% for the Lipper Science & Technology Funds Index.

What were the dominant themes for the portfolio?
During the fallout of the tech sector, fund manager Chip Morris focused on companies that are "leaders" in their respective industries. These leaders share similar characteristics, including: 1) strong balance sheets to get the company through a downturn and provide flexibility to expand when economic conditions improve; 2) proven business models which limit downside risk but position the company to be an early beneficiary when the economy recovers; 3) experienced management that have experience during slow economic periods in the past and that are willing to take necessary actions to adjust their operating costs.

Which portfolio holdings were among the Fund's best performers?
Throughout the technology downturn, one positive trend remained constant-- consumer usage of interactive online services. Software maker Electronic Arts benefited from this increased usage as well as the release of several new video game consoles such as Xbox, Playstation 2, Nintendo 2. Semiconductor equipment maker KLA-Tencor Corporation also positively impacted the Fund as investors felt the recovery was more imminent relative to other technology sectors.

Were there any disappointments for the Fund?
The past year proved to be a difficult year for technology investors, as the slowdown affected the operations and profitability of all technology sectors. Internet security provider VeriSign negatively impacted the Fund as investors adjusted to slower domain name growth. Security solutions are mission critical. Networks must be protected and recent virus attacks such as Code Red keep security on the minds of IT budget decision-makers. As a result, we believe that security firms should not be as affected by any further downturns in the economy. VeriSign remains a "core" holding in the Fund.

What is your outlook for the next fiscal period?
The prospects for the technology sector depend on a confluence of factors: a recovery in corporate profits and thus capital spending, and tempered investor sentiment. Fund manager Chip Morris believes that a potential recovery in 2002 will help bring the sector back to more normal returns, but cautions that currently there are no industry drivers such as the ones we experienced in the past (e.g. PC evolution, Internet, explosive handset unit growth, etc.). As such, high selectivity in purchases is warranted. Media and health care names are looking attractive relative to technology names and some of the Fund's future purchases may come from these sectors.

-------------------------------------------------------------------------------

November 30, 2001                                                           83
 T. ROWE PRICE SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               COMMON STOCK - 100.01%
               ADVERTISING - 1.06%
     410,000 * TMP Worldwide, Inc. ...........................   $   16,928,900
                                                                 --------------
               AEROSPACE/DEFENSE - 1.95%
   1,090,000 * SCI Systems, Inc. .............................       31,228,500
                                                                 --------------
               ELECTRONIC INSTRUMENTS - 7.23%
     100,000 * C-Mac Industries, Inc. ........................        2,585,000
     600,000 * Celestica, Inc. ...............................       25,374,000
   1,090,000 * Concord EFS, Inc. .............................       32,678,200
   2,195,000 * Flextronics International, Ltd. ...............       54,875,000
                                                                 --------------
                                                                    115,512,200
                                                                 --------------
               ENTERTAINMENT - 2.98%
   1,365,000 * AOL Time Warner, Inc. .........................       47,638,500
                                                                 --------------
               INFORMATION PROCESSING - 1.30%
   2,060,000 * JDS Uniphase Corp. ............................       20,764,800
                                                                 --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 12.24%
      17,163 * Ascential Software Corp. ......................           70,712
     960,000 * Informatica Corp. .............................       12,777,600
     205,000 * Internet Security Systems, Inc. ...............        6,644,050
     600,000 * Microsoft Corp. ...............................       38,526,000
     180,000 * NetIQ Corp. ...................................        6,085,800
   2,730,000 * Openwave Systems, Inc. ........................       29,893,500
   2,320,000 * Oracle Corp. ..................................       32,549,600
     205,000 * SAP AG.........................................       25,413,467
   1,125,000 * Veritas Software Corp. ........................       43,751,250
                                                                 --------------
                                                                    195,711,979
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 6.87%
     330,000   First Data Corp. ..............................       24,169,200
     410,000   Paychex, Inc. .................................       14,354,100
   1,910,000 * VeriSign, Inc. ................................       71,357,600
                                                                 --------------
                                                                    109,880,900
                                                                 --------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 0.17%
     410,000 * RealNetworks, Inc. ............................        2,697,800
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 18.02%
   1,084,000   Adobe Systems, Inc. ............................   $   34,774,720
   1,025,000 * Brocade Communications Systems, Inc. ...........       33,620,000
     615,000 * Certegy, Inc. ..................................       18,093,300
   1,645,000 * Electronic Arts, Inc. ..........................       99,456,700
   2,050,000 * EMC Corp. ......................................       34,419,500
     765,000 * Mercury Interactive Corp. ......................       23,554,350
   1,000,000 * Network Appliance, Inc. ........................       15,460,000
   1,100,000   Siebel Systems, Inc. ...........................       24,585,000
     275,000 * Solectron Corp. ................................        4,042,500
                                                                  --------------
                                                                     288,006,070
                                                                  --------------
               INFORMATION PROCESSING - NETWORKING - 4.64%
   2,640,000 * Cisco Systems, Inc. ............................       53,988,000
     545,000 * Juniper Networks, Inc. .........................       13,396,100
     960,000 * ONI Systems Corp. ..............................        6,835,200
                                                                  --------------
                                                                      74,219,300
                                                                  --------------
               REGISTERED INVESTMENT
               COMPANIES - 18.23%
 291,355,216   T Rowe Price Reserve Investment Fund............      291,355,216
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 2.29%
     465,000 * ASM Lithography Holding N.V. ...................        8,095,650
     545,000 * Cognex Corp. ...................................       12,208,000
     330,000 * Qlogic Corp. ...................................       16,318,500
                                                                  --------------
                                                                      36,622,150
                                                                  --------------
               SEMICONDUCTORS - 12.27%
   1,300,000 * Altera Corp. ...................................       29,588,000
   1,360,000   Analog Devices, Inc. ...........................       57,800,000
   1,235,000 * Maxim Integrated Products, Inc. ................       67,690,350
     355,000   Texas Instruments, Inc. ........................       11,377,750
     820,000 * Xilinx, Inc. ...................................       29,610,200
                                                                  --------------
                                                                     196,066,300
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - 10.76%
   4,085,000 * Agere Systems, Inc., Class A...................   $   21,078,600
     825,000 * CIENA Corp. ...................................       14,643,750
     220,000 * Millicom International Cellular SA.............        2,180,200
   1,645,000   Nokia Corp. - ADR..............................       37,851,450
     681,000 * QUALCOMM, Inc. ................................       39,988,320
     380,000 * Sanmina Corp. .................................        8,132,000
   1,365,000 * Sonus Networks, Inc. ..........................        6,579,300
   1,640,000   Vodafone Group, Plc. - ADR.....................       41,557,600
                                                                 --------------
                                                                    172,011,220
                                                                 --------------
               TOTAL INVESTMENTS
               (Cost $1,766,067,395) - 100.01%................    1,598,643,835
                                                                 --------------
               Other assets and liabilities,
                net - (0.01)%.................................         (201,687)
                                                                 --------------
               NET ASSETS - 100%..............................   $1,598,442,148
                                                                 --------------
               * Non-income producing

--------------------------------------------------------------------------------

 84        T. ROWE PRICE HEALTH SCIENCES FUND (Unaudited)      November 30, 2001


---------------------------------------------------------------
                               Average Annual Total Return
                        ---------------------------------------
  6 Months                 1 Year              Since Inception*
---------------------------------------------------------------
   2.35%                   0.67%                    -7.89%

* November 1, 2000

Growth of $10,000 Investment

[CHART APPEARS HERE]

                   T. Rowe Price          S&P
                  Health Sciences         500
                  ---------------     ----------
11/01/2000           $10,000.00       $10,000.00
11/30/2000             9,090.00         9,211.60
12/29/2000            10,020.51         9,256.64
01/31/2001             9,429.89         9,585.07
02/28/2001             9,080.53         8,711.10
03/30/2001             7,588.80         8,159.26
04/30/2001             8,599.98         8,793.31
05/31/2001             8,940.37         8,852.23
06/29/2001             9,170.64         8,636.76
07/31/2001             8,710.10         8,551.78
08/31/2001             8,660.05         8,016.44
09/28/2001             8,129.43         7,369.11
10/31/2001             8,609.99         7,509.64
11/30/2001             9,150.62         8,085.70

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. Pfizer, Inc. ............  6.58%
   2. American Home Products
       Corp. ..................  4.77%
   3. T Rowe Price Reserve
       Investment Fund.........  4.64%
   4. UnitedHealth Group,
       Inc. ...................  4.17%
   5. Laboratory Corp. of
       America.................  3.68%
   6. IDEC Pharmaceuticals
       Corp. ..................  3.66%
   7. Cephalon, Inc. ..........  3.51%
   8. Amgen, Inc. .............  3.22%
   9. Eli Lilly and Co. .......  3.15%
  10. Medimmune, Inc. .........  2.89%

MANAGEMENT OVERVIEW
A discussion with T. Rowe Price Associates, Inc.

How did the Fund perform relative to its benchmark?
For the six-month period ending November 30, 2001, the T. Rowe Price Health Sciences Fund outperformed its benchmark. For the period, the Fund increased by 2.35% vs. a loss of 0.59% for the Lipper Health/Biotechnology Funds Index.

What were the dominant themes for the portfolio?
Fund manager Kris Jenner, MD, believes that the combination of significant advancements in medical technology, and successful mapping of the human genome, is creating the beginning of the "Golden Era of Biology." During this period, Kris Jenner contends that significant breakthrough compounds will be discovered for the treatment of serious diseases, such as cancer and diabetes. Accordingly, fund holdings have been concentrated in the biotechnology, life sciences and pharmaceutical industries.

Which portfolio holdings were among the Fund's best performers?
Heightened fears over recent anthrax outbreaks, combined with a drug "pipeline" gap for large pharmaceutical companies, have generated enormous attention towards smaller biotechnology companies. Imclone Systems, a biotechnology firm developing therapeutic products for cancer patients, helped the fund after Bristol-Myers Squibb made known its intentions to acquire the company. Cephalon, with its flagship drug Provogil (treats excessive daytime sleepiness), also enhanced fund performance. Finally, medical-HMO provider UnitedHealth Group's favorable pricing environment favorably impacted the fund.

Were there any disappointments for the Fund?
Over the past six months investors have witnessed many highs and lows in the life sciences industry. Holdings in select life sciences companies proved a drag on returns as Applied Biosystems' earnings shortfall led to a broad sell-off of the entire life sciences group, and precipitated a prolonged period of volatility for this group.

What is your outlook for the next fiscal period?
Dr. Kris Jenner is very positive about the short and long-term prospects for the health care sector. Favorable demographic trends and stable demand makes the health care sector an attractive segment of the market for growth investors. Jenner believes that health care may be the next market leader once domestic equity prices stabilize. Lowered earnings expectations for large pharmaceutical companies may lead to further acquisitions in the biotech space. The portfolio remains overweighted in biotechs and should benefit from the convergence between pharmaceutical and biotech companies.

--------------------------------------------------------------------------------

November 30, 2001                                                            85
    T. ROWE PRICE HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 102.31%
               CHEMICAL - MAJOR - 2.41%
      16,000 * Invitrogen Corp. ...............................   $    1,092,000
                                                                  --------------
               DRUGS - 48.03%
       8,700 * Abgenix, Inc. ..................................          313,200
       1,800 * Adolor Corp. ...................................           26,820
      21,700 * Alkermes, Inc. .................................          529,046
      12,600   Allergan, Inc. .................................          951,174
      36,000   American Home Products Corp. ...................        2,163,600
      22,000 * Amgen, Inc. ....................................        1,461,460
       8,600   Bristol Myers Squibb Co. .......................          462,336
      21,900 * Cephalon, Inc. .................................        1,593,006
       3,300 * COR Therapeutics, Inc. .........................           69,300
       6,500 * Corvas International, Inc. .....................           43,030
      11,000 * Cubist Pharmaceuticals, Inc. ...................          393,470
       9,800 * Durect Corp., Inc. .............................          109,858
      17,300   Eli Lilly and Co. ..............................        1,430,191
         100 * Epix Medical, Inc. .............................              900
       9,400 * Forest Laboratories, Inc. ......................          665,520
       4,000 * Fujisawa Pharmaceutical Co., Ltd. ..............           91,544
      16,000 * Guilford Pharmaceuticals, Inc. .................          208,800
       8,200 * Human Genome Sciences, Inc. ....................          348,582
       9,200   ICN Pharmaceuticals, Inc. ......................          273,976
       1,600 * ICOS Corp. .....................................           96,800
      23,600 * IDEC Pharmaceuticals Corp. .....................        1,659,080
       8,400 * Inkine Pharmaceutical Co., Inc. ................           12,096
      29,200 * King Pharmaceuticals, Inc. .....................        1,163,328
       2,700 * Ligand Pharmaceuticals, Inc.,
               Class B.........................................           44,604
       3,000 * Medarex, Inc. ..................................           69,720
         600   Merck & Co., Inc. ..............................           40,650
      10,200 * Neorx Corp. ....................................           52,530
         900 * Neose Technologies, Inc. .......................           26,964
       9,600 * Neurocrine Biosciences, Inc. ...................          456,864
       8,000 * Noven Pharmaceuticals, Inc. ....................          122,800
      25,500 * NPS Pharmaceuticals, Inc. ......................          980,475
      68,900   Pfizer, Inc. ...................................        2,984,059
      12,600   Pharmacia Corp. ................................          559,440
       4,500 * Regeneron Pharmaceuticals, Inc. ................          124,515
       2,400   Schering-Plough Corp. ..........................           85,752
       7,900 * Sepracor, Inc. .................................          394,210
       2,200 * Serono S.A. - ADR...............................           46,442
       6,600 * Shire Pharmaceuticals Group,
               Plc. - ADR......................................          236,940

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - Continued
       2,700 * Tanox, Inc. ....................................   $       46,197
      20,500 * Telik, Inc. ....................................          257,685
      20,700 * Triangle Pharmaceuticals, Inc. .................           81,765
      16,100 * Versicor, Inc. .................................          240,856
      14,494 * Vertex Pharmaceuticals, Inc. ...................          366,698
      23,600 * ViroPharma, Inc. ...............................          506,456
                                                                  --------------
                                                                      21,792,739
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 1.84%
      22,800 * Waters Corp. ...................................          833,340
                                                                  --------------
               FOODS - 0.73%
      20,600 * Symyx Technologies, Inc. .......................          329,600
                                                                  --------------
               HEALTHCARE - 18.43%
       1,900 * AMN Healthcare Services, Inc. ..................           49,400
      10,400 * Anthem, Inc. ...................................          528,840
       4,900   Cardinal Health, Inc. ..........................          334,768
       5,400 * DaVita, Inc. ...................................          122,310
       4,100 * Diversa Corp. ..................................           50,266
      12,914 * ImClone Systems, Inc. ..........................          929,808
      21,700 * Laboratory Corp. of America.....................        1,668,730
      12,500 * OSI Pharmaceuticals, Inc. ......................          606,000
      22,400 * Trimeris, Inc. .................................          809,536
       1,200 * Tularik, Inc. ..................................           28,224
      26,500   UnitedHealth Group, Inc. .......................        1,893,425
      11,000 * Wellpoint Health Networks, Inc., Class A........        1,296,900
       6,300 * Women First Healthcare, Inc. ...................           45,365
                                                                  --------------
                                                                       8,363,572
                                                                  --------------
               HOSPITAL MANAGEMENT - 3.34%
      12,800   HCA, Inc. ......................................          496,512
      17,000 * Tenet Healthcare Corp. .........................        1,020,000
                                                                  --------------
                                                                       1,516,512
                                                                  --------------
               HOSPITAL SUPPLIES - 4.17%
       1,100   Abbott Laboratories.............................           60,500
      17,700   Baxter International, Inc. .....................          920,400
       1,900 * Boston Scientific Corp. ........................           50,540
       2,200 * Isis Pharmaceuticals, Inc. .....................           50,050
       5,900   Johnson & Johnson...............................          343,675
       6,700 * Sanofi-Synthelabo S.A. .........................          464,544
                                                                  --------------
                                                                       1,889,709
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

--------------------------------------------------------------------------------
               MACHINE TOOLS - 2.34%
      14,700 * Gilead Sciences, Inc. .........................   $    1,061,487
                                                                 --------------
               MEDICAL TECHNOLOGY - 12.39%
      16,100 * Advanced Neuromodulation Systems, Inc. ........          433,895
       1,000 * Alexion Pharmaceuticals, Inc. .................           21,330
       1,300 * Arena Pharmaceuticals, Inc. ...................           14,404
      21,300 * Aspect Medical Systems, Inc. ..................          210,870
       8,200 * Aviron.........................................          303,810
      16,900 * BEI Medical Systems Co., Inc. .................          113,046
      13,000 * Biovail Corp. .................................          711,230
       2,700 * Bruker Daltonics, Inc. ........................           50,031
      23,300 * Celltech Group, Plc. ..........................          298,377
      13,200 * CV Therapeutics, Inc. .........................          727,980
      38,500 * Deltagen, Inc. ................................          357,665
       6,500 * Esperion Therapeutics, Inc. ...................           48,425
      10,800 * Exelixis, Inc. ................................          171,180
      14,700 * Fischer Imaging Corp. .........................          236,670
      15,900 * Genentech, Inc. ...............................          913,455
      20,100 * Medicines Co. .................................          218,688
      10,000 * Medicines Co. .................................           97,920
       1,700 * Orchid Biosciences, Inc. ......................            7,038
       9,600 * Protein Design Labs, Inc. .....................          361,824
      11,900 * Radiologix, Inc. ..............................           96,390
       8,400 * Serologicals Corp. ............................          173,880
       1,300 * Transkaryotic Therapies, Inc. .................           55,432
                                                                 --------------
                                                                      5,623,540
                                                                 --------------
               MERCHANDISE - DRUG - 3.99%
       7,183   Amerisourcebergen Corp. .......................          427,316
      29,800 * MedImmune, Inc. ...............................        1,312,392
       4,600 * Progenics Pharmaceuticals, Inc. ...............           70,104
                                                                 --------------
                                                                      1,809,812
                                                                 --------------
               REGISTERED INVESTMENT
               COMPANIES - 4.64%
   2,105,823   T. Rowe Price Reserve Investment Fund..........        2,105,823
                                                                 --------------
               TOTAL INVESTMENTS
               (Cost $42,883,672) - 102.31%...................       46,418,134
                                                                 --------------
               Other assets and liabilities,
               net - (2.31)%..................................       (1,046,161)
                                                                 --------------
               NET ASSETS - 100%..............................   $   45,371,973
                                                                 --------------

     * Non-income producing

--------------------------------------------------------------------------------

86               AG SOCIAL AWARENESS FUND (Unaudited)          November 30, 2001


----------------------------------------------------------------------
                                Average Annual Total Return
                  ----------------------------------------------------
  6 Months          1 Year               5 Years              10 Years
----------------------------------------------------------------------
   -7.06%           -11.47%               9.18%                12.82%

[CHART APPEARS HERE]


Growth of $10,000 Investment

                          Social
                     Awareness Fund          S&P 500
                     --------------        -------------
11/30/1991             $10,000.00           $10,000.00
12/31/1991              11,119.66            11,143.70
12/31/1992              11,492.72            11,992.56
12/31/1993              12,401.80            13,201.34
12/31/1994              12,223.30            13,375.59
12/31/1995              16,984.97            18,401.90
12/31/1996              21,058.89            22,628,60
12/31/1997              28,188.34            30,177.37
12/31/1998              35,884.48            38,802.24
12/31/1999              42,573.62            46,968.96
12/29/2000              38,158.48            42,692.71
11/30/2001              33,394.12            37,292.19


Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings

   1. General Electric Co......  3.59%
   2. Microsoft Corp. .........  3.31%
   3. Pfizer, Inc. ............  2.65%
   4. Johnson & Johnson........  2.59%
   5. International Business
       Machines................  2.31%
   6. Citigroup, Inc. .........  2.29%
   7. Wal-Mart Stores, Inc. ...  2.14%
   8. Intel Corp. .............  2.03%
   9. SBC Communications,
       Inc. ...................  1.83%
  10. AOL Time Warner, Inc. ...  1.81%


MANAGEMENT OVERVIEW
A discussion with VALIC

How did the fund perform relative to its benchmark?
The Social Awareness Fund significantly outperformed the benchmark in a difficult investment environment, returning -7.06% to the S&P 500's return of -8.66%.

What were the dominant themes for the portfolio?
The fund is a socially responsible fund. Thus, the dominant portfolio theme is social screening; i.e. not investing in companies that produce tobacco, alcohol or which derive their revenues from gambling, nuclear production and pollution. During this past six months, portfolio management spent considerable time analyzing the financial statements, especially cash flow statements, of socially responsible companies in order to invest in stocks that showed a set of financials able to cope with the economic slowdown.

Which portfolio holdings were among the Fund's best performers?
Department stores such as May were actually very favorable for the fund.

Were there any disappointments in the fund?
There were no real disappointments in the fund. Indeed our investing philosophy is to control portfolio's risk. In doing so, some stocks that are held by the portfolio for risk purposes might not outperform the underlying benchmark but these stocks perform their tasks: diversification.

What is your outlook for the next fiscal period?
It has always been very hard to predict the future and this next fiscal period is no exception. We believe the US economy should come out of recession fairly quickly; however, we do not expect a return to the exuberant markets of the late 90's. Furthermore, the recovery will not impact all sectors at the same time or to the same degree.
--------------------------------------------------------------------------------

November 30, 2001                                                             87
         AG SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 98.03%
               ADVERTISING - 0.29%
      15,000   Omnicom Group, Inc. ............................   $    1,287,900
                                                                  --------------
               AEROSPACE/DEFENSE - 0.31%
      50,000   Perkinelmer, Inc. ..............................        1,386,000
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.15%
      10,000   Whirlpool Corp. ................................          657,600
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.08%
      20,000   Autoliv, Inc. ..................................          369,000
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.46%
      20,000 * AutoZone, Inc. .................................        1,346,000
       6,000 * SPX Corp. ......................................          729,000
                                                                  --------------
                                                                       2,075,000
                                                                  --------------
               BANKS - NEW YORK CITY - 2.64%
      39,500   Bank of New York Co., Inc. .....................        1,549,980
     215,527   Citigroup, Inc. ................................       10,323,743
                                                                  --------------
                                                                      11,873,723
                                                                  --------------
               BANKS - OTHER - 3.74%
      86,600   Bank of America Corp. ..........................        5,315,508
      26,250   Commerce Bancshares, Inc. ......................          990,675
      50,000   FleetBoston Financial Corp. ....................        1,837,500
     100,000   J.P. Morgan Chase & Co. ........................        3,772,000
      40,000   Mellon Financial Corp. .........................        1,495,600
      31,000   Union Planters Corp. ...........................        1,345,710
      48,600   Wells Fargo Co. ................................        2,080,080
                                                                  --------------
                                                                      16,837,073
                                                                  --------------
               BANKS - REGIONAL - 1.90%
      65,000   BankOne Corp. ..................................        2,433,600
      30,000   GreenPoint Financial Corp. .....................        1,075,200
      15,000   PNC Financial Services Group....................          869,250
      15,000 * Silicon Valley Bancshares.......................          378,450
      41,881   SunTrust Banks, Inc. ...........................        2,649,392
      20,000   Trustmark Corp. ................................          482,600
      16,500   Westamerica Bancorp. ...........................          643,335
                                                                  --------------
                                                                       8,531,827
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 2.10%
      86,200   Coca-Cola Co. ..................................        4,047,952
     110,810   PepsiCo, Inc. ..................................        5,388,690
                                                                  --------------
                                                                       9,436,642
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BROADCASTING - 1.24%
       6,000 * Cablevision Systems Corp., Class A..............   $      252,240
       9,500 * Clear Channel Communications....................          443,935
      53,000 * Comcast Corp., Class A..........................        2,014,000
      20,000 * Cox Communications, Inc., Class A...............          779,000
      47,885 * Viacom, Inc. Class B............................        2,090,180
                                                                  --------------
                                                                       5,579,355
                                                                  --------------
               BUILDING MATERIALS - 0.32%
      32,000   Lowe's Companies, Inc. .........................        1,449,920
                                                                  --------------
               CHEMICAL - MAJOR - 0.46%
      15,000   Borg-Warner, Inc. ..............................          690,000
      25,900   PPG Industries, Inc. ...........................        1,392,643
                                                                  --------------
                                                                       2,082,643
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 0.77%
      40,000   Praxair, Inc. ..................................        2,116,800
      30,000   Sigma Aldrich Corp. ............................        1,282,800
      50,000 * W.R.Grace & Co. ................................           78,000
                                                                  --------------
                                                                       3,477,600
                                                                  --------------
               CONGLOMERATES - 1.79%
      31,000   ITT Industries, Inc. ...........................        1,520,240
     111,156   Tyco International, Ltd. .......................        6,535,973
                                                                  --------------
                                                                       8,056,213
                                                                  --------------
               COSMETICS/TOILETRIES - 0.32%
      30,000   Avon Products, Inc. ............................        1,432,200
                                                                  --------------
               DRUGS - 8.37%
      20,000   Allergan, Inc. .................................        1,509,800
      17,000 * Barr Laboratories, Inc. ........................        1,241,850
      50,000 * Biogen, Inc. ...................................        2,945,500
      90,000   Bristol Myers Squibb Co. .......................        4,838,400
      60,000   Eli Lilly and Co. ..............................        4,960,200
      40,000 * IVAX Corp. .....................................          824,000
     100,000   Merck & Co., Inc. ..............................        6,775,000
     275,000   Pfizer, Inc. ...................................       11,910,250
      75,000   Schering-Plough Corp. ..........................        2,679,750
                                                                  --------------
                                                                      37,684,750
                                                                  --------------
               ELECTRONIC EQUIPMENT - 4.30%
       9,500 * Amphenol Corp., Class A.........................          450,300
      38,000   Emerson Electric Co. ...........................        2,054,280

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT - Continued
     420,000   General Electric Co. ...........................       16,170,000
      40,000 * Kemet Corp. ....................................          676,000
                                                                  --------------
                                                                  $   19,350,580
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.27%
      30,000 * Arrow Electronics, Inc. ........................          825,600
      21,900 * Vishay Intertechnology, Inc. ...................          402,522
                                                                  --------------
                                                                       1,228,122
                                                                  --------------
               ENTERTAINMENT - 3.07%
     233,124 * AOL Time Warner, Inc. ..........................        8,136,028
      60,000   Carnival Corp., Class A.........................        1,566,600
      95,000   Mattel, Inc. ...................................        1,748,950
      30,000 * Metro-Goldwyn-Mayer, Inc. ......................          534,900
      89,000   Walt Disney Co. ................................        1,821,830
                                                                  --------------
                                                                      13,808,308
                                                                  --------------
               FINANCE COMPANIES - 1.06%
      20,000 * AmeriCredit Corp. ..............................          462,000
      20,000   Eaton Vance Corp. ..............................          645,600
      35,000   Household International, Inc. ..................        2,064,650
      50,000   MBNA Corp. .....................................        1,612,000
                                                                  --------------
                                                                       4,784,250
                                                                  --------------
               FINANCIAL SERVICES - 0.74%
      85,000   John Hancock Financial Services, Inc. ..........        3,343,900
                                                                  --------------
               FOODS - 1.39%
      35,500   Campbell Soup Co. ..............................        1,040,505
      77,700   ConAgra, Inc. ..................................        1,784,769
      10,000   H J Heinz Co. ..................................          381,200
       5,000   Hershey Foods Corp. ............................          327,300
      83,000   Sara Lee Corp. .................................        1,816,040
      15,000 * Suiza Foods Corp. ..............................          903,150
                                                                  --------------
                                                                       6,252,964
                                                                  --------------
               FREIGHT - 0.12%
      40,000   Airborne Freight Corp. .........................          537,200
                                                                  --------------
               GOVERNMENT SPONSORED - 1.65%
      46,000   Federal Home Loan Mortgage Corp. ...............        3,043,820
      56,000   Federal National Mortgage Association...........        4,401,600
                                                                  --------------
                                                                       7,445,420
                                                                  --------------

--------------------------------------------------------------------------------

88                                                             November 30, 2001
   AG SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HEALTHCARE - 0.45%
      50,000   IMS Health, Inc. ..............................   $    1,024,000
      35,000 * Oxford Health Plans, Inc. .....................        1,008,350
                                                                 --------------
                                                                      2,032,350
                                                                 --------------
               HOME BUILDERS - 0.29%
      20,000   Lennar Corp. ..................................          744,000
      14,000   Pulte Corp. ...................................          549,500
                                                                 --------------
                                                                      1,293,500
                                                                 --------------
               HOSPITAL MANAGEMENT - 0.85%
      40,000   HCA, Inc. .....................................        1,551,600
      16,000 * Orthodontic Centers of
               America, Inc. .................................          451,840
      30,000 * Tenet Healthcare Corp. ........................        1,800,000
                                                                 --------------
                                                                      3,803,440
                                                                 --------------
               HOSPITAL SUPPLIES - 3.88%
      65,000   Abbott Laboratories............................        3,575,000
     200,000   Johnson & Johnson..............................       11,650,000
      30,000 * St. Jude Medical, Inc. ........................        2,235,000
                                                                 --------------
                                                                     17,460,000
                                                                 --------------
               HOUSEHOLD PRODUCTS - 1.80%
      46,000   Colgate-Palmolive Co. .........................        2,684,560
      69,800   Procter & Gamble Co. ..........................        5,406,708
                                                                 --------------
                                                                      8,091,268
                                                                 --------------
               HUMAN RESOURCES - 0.22%
      30,000   Manpower, Inc. ................................          977,100
                                                                 --------------
               INFORMATION PROCESSING - 0.20%
      26,575 * Quanta Services, Inc. .........................          413,241
      35,000 * Sybase, Inc. ..................................          504,000
                                                                 --------------
                                                                        917,241
                                                                 --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 4.32%
      10,000 * Inktomi Corp. .................................           49,900
     232,000 * Microsoft Corp. ...............................       14,896,720
      29,472 * Openwave Systems, Inc. ........................          322,718
     235,000 * Oracle Corp. ..................................        3,297,050
      22,202 * Veritas Software Corp. ........................          863,436
                                                                 --------------
                                                                     19,429,824
                                                                 --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 1.01%
      65,000   Compaq Computer Corp. .........................   $      659,750
      40,000 * Dell Computer Corp. ...........................        1,117,200
      12,000 * Lexmark International Group, Inc., Class A.....          620,040
     150,000 * Sun Microsystems, Inc. ........................        2,136,000
                                                                 --------------
                                                                      4,532,990
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 2.13%
      25,000 * Ariba, Inc. ...................................          107,000
      36,800   Automatic Data Processing, Inc. ...............        2,040,928
      27,000 * Ceridian Corp. ................................          494,100
      30,000   Electronic Data Systems Corp. .................        2,076,600
      51,000   First Data Corp. ..............................        3,735,240
      32,250   Paychex, Inc. .................................        1,129,073
                                                                 --------------
                                                                      9,582,941
                                                                 --------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 0.21%
      21,700 * Intuit, Inc. ..................................          952,630
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 4.11%
      10,000   Adobe Systems, Inc. ...........................          320,800
      85,000 * Cendant Corp. .................................        1,448,400
      15,600   Computer Associates International, Inc. .......          519,012
      89,800 * EMC Corp. .....................................        1,507,742
     115,000   Hewlett-Packard Co. ...........................        2,528,850
      90,000   International Business Machines................       10,403,100
      40,000 * Paxar Corp. ...................................          476,400
      20,000 * Symantec Corp. ................................        1,299,400
                                                                 --------------
                                                                     18,503,704
                                                                 --------------
               INFORMATION PROCESSING -
               NETWORKING - 1.66%
     269,600 * Cisco Systems, Inc. ...........................        5,510,624
      80,000 * Juniper Networks, Inc. ........................        1,966,400
                                                                 --------------
                                                                      7,477,024
                                                                 --------------
               INSURANCE - CASUALTY - 0.31%
      20,000   Chubb Corp. ...................................        1,401,200
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - LIFE - 0.62%
      33,300   Lincoln National Corp. .........................   $    1,588,410
      30,000   Torchmark Corp. ................................        1,183,500
                                                                  --------------
                                                                       2,771,910
                                                                  --------------
               INSURANCE -
               MISCELLANEOUS -  0.20%
      14,100   PMI Group, Inc. ................................          890,415
                                                                  --------------
               INSURANCE - MULTILINE - 2.74%
      30,000   AFLAC, Inc. ....................................          822,000
      50,000   Allstate Corp. .................................        1,712,000
      45,000   American International Group, Inc.+ ............        3,708,000
      50,000   CIGNA Corp. ....................................        4,561,500
      14,300   Hartford Financial Services Group, Inc. ........          846,560
      25,000   Old Republic International Corp. ...............          671,250
                                                                  --------------
                                                                      12,321,310
                                                                  --------------
               LODGING - 0.47%
     130,000   Hilton Hotels Corp. ............................        1,287,000
     100,500   Host Marriott Corp. ............................          846,210
                                                                  --------------
                                                                       2,133,210
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 1.94%
      15,000 * American Standard Companies, Inc. ..............          952,500
      30,000   Dover Corp. ....................................        1,105,800
      30,000   Johnson Controls, Inc. .........................        2,385,600
     150,000   Tidewater, Inc. ................................        4,275,000
                                                                  --------------
                                                                       8,718,900
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.41%
      25,000 * Genentech, Inc. ................................        1,436,250
      13,000 * Zimmer Holdings, Inc. ..........................          419,380
                                                                  --------------
                                                                       1,855,630
                                                                  --------------
               MERCHANDISE - DRUG - 0.72%
      30,700   CVS Corp. ......................................          827,365
      20,000 * Express Scripts, Inc., Class A..................          822,000
      48,000   Walgreen Co. ...................................        1,584,000
                                                                  --------------
                                                                       3,233,365
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            89
   AG SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 2.28%
       9,400 * Best Buy Co., Inc. .............................   $      671,066
      30,000 * BJ's Wholesale Club, Inc. ......................        1,350,000
     100,000   Home Depot, Inc. ...............................        4,666,000
      60,000   TJX Companies, Inc. ............................        2,261,400
      60,000 * Toys "R" Us, Inc. ..............................        1,290,600
                                                                  --------------
                                                                      10,239,066
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 1.38%
      25,000 * Federated Department Stores, Inc. ..............          925,000
      90,000   May Department Stores Co. ......................        3,225,600
      55,000   Target Corp. ...................................        2,064,700
                                                                  --------------
                                                                       6,215,300
                                                                  --------------
               MERCHANDISING - FOOD - 0.70%
      60,500 * Safeway, Inc. ..................................        2,695,880
      19,000   SYSCO Corp. ....................................          467,210
                                                                  --------------
                                                                       3,163,090
                                                                  --------------
               MERCHANDISING - MASS - 2.55%
      40,228   Sears Roebuck and Co. ..........................        1,830,776
     175,000   Wal-Mart Stores, Inc. ..........................        9,651,250
                                                                  --------------
                                                                      11,482,026
                                                                  --------------
               MISCELLANEOUS - 0.18%
      40,000   AVX Corp. ......................................          832,000
                                                                  --------------
               MULTIMEDIA - 0.21%
      40,000 * Cadence Design Systems, Inc. ...................          954,000
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.21%
      40,000   Questar Corp. ..................................          930,400
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 1.01%
     106,466   Ashland Oil, Inc. ..............................        4,540,775
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 1.04%
     150,000 * BJ Services Co. ................................        4,179,000
      13,500 * Cooper Cameron Corp. ...........................          494,640
                                                                  --------------
                                                                       4,673,640
                                                                  --------------
               OIL - SERVICES - 1.36%
     100,000   Baker Hughes, Inc. .............................        3,297,000
      50,000   Halliburton Co. ................................        1,071,500
      20,000 * Rowan Companies, Inc. ..........................          326,800
      29,400   Schlumberger, Ltd. .............................        1,411,494
                                                                  --------------
                                                                       6,106,794
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL/GAS PRODUCERS - 0.31%
      50,000   Helmerich & Payne, Inc. ........................   $    1,408,500
                                                                  --------------
               PAPER/FOREST PRODUCTS - 1.32%
      10,000   Bowater, Inc. ..................................          480,900
      70,500   Kimberly-Clark Corp. ...........................        4,100,985
      30,000   Rayonier, Inc. .................................        1,371,900
                                                                  --------------
                                                                       5,953,785
                                                                  --------------
               POLLUTION CONTROL - 0.07%
      25,000 * Allied Waste Industries, Inc. ..................          296,000
                                                                  --------------
               PUBLISHING - NEWS - 1.60%
      19,500   E.W. Scripps Co., Class A.......................        1,245,075
      51,400   Gannett Co., Inc. ..............................        3,569,730
      50,000   Hollinger International, Inc., Class A..........          542,500
      30,500   Knight-Ridder, Inc. ............................        1,848,300
                                                                  --------------
                                                                       7,205,605
                                                                  --------------
               PUBLISHING/PRINTING - 0.25%
      20,000   McGraw-Hill Companies, Inc. ....................        1,130,000
                                                                  --------------
               RAILROAD - 0.78%
      51,000   Burlington Northern Santa Fe....................        1,494,810
      36,300   Union Pacific Corp. ............................        1,998,315
                                                                  --------------
                                                                       3,493,125
                                                                  --------------
               RESTAURANTS - 0.39%
      25,000   Darden Restaurants, Inc. .......................          768,500
      35,000   Wendy's International, Inc. ....................          995,050
                                                                  --------------
                                                                       1,763,550
                                                                  --------------
               SAVINGS & LOAN - 0.83%
      25,000   Golden State Bancorp, Inc. .....................          621,750
     100,000   Washington Mutual, Inc. ........................        3,128,000
                                                                  --------------
                                                                       3,749,750
                                                                  --------------
               SECURITIES RELATED - 1.39%
      36,000   Bear Stearns Co., Inc. .........................        2,070,000
      63,000   Lehman Brothers Holdings, Inc. .................        4,167,450
                                                                  --------------
                                                                       6,237,450
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.26%
      30,000 * Applied Materials, Inc. ........................        1,192,200
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - 4.34%
      50,000 * Advanced Micro Devices, Inc. ...................   $      678,000
      15,000   Analog Devices, Inc. ...........................          637,500
      30,000 * Cirrus Logic, Inc. .............................          399,300
       3,500 * Cypress Semiconductor Corp. ....................           80,570
      40,000 * Fairchild Semiconductor Corp., Class A..........          980,000
      12,500 * Integrated Device Technology, Inc. .............          368,500
     280,000   Intel Corp. ....................................        9,144,800
      16,000 * LSI Logic Corp. ................................          260,000
      25,000 * Micron Technology, Inc. ........................          679,000
     131,565   Motorola, Inc. .................................        2,189,242
      20,000 * National Semiconductor Corp. ...................          602,600
      65,400   Rockwell International Corp. ...................        1,079,100
      76,000   Texas Instruments, Inc. ........................        2,435,800
                                                                  --------------
                                                                      19,534,412
                                                                  --------------
               TELECOMMUNICATIONS - 4.67%
      53,300   Alltel Corp. ...................................        3,468,764
     140,000   AT&T Corp. .....................................        2,448,600
      45,052 * AT&T Wireless Services, Inc. ...................          629,376
      26,500 * Global Crossing, Ltd. ..........................           33,655
     124,952   Lucent Technologies, Inc. ......................          914,649
      19,406 * Nextel Communications, Inc. Class A.............          208,032
     149,300   Nortel Networks Corp. ..........................        1,164,540
      35,000 * QUALCOMM, Inc. .................................        2,055,200
      31,879   Qwest Communications International, Inc. .......          379,360
      20,000   Scientific-Atlanta, Inc. .......................          537,800
      17,500 * Tellabs, Inc. ..................................          267,400
     130,770   Verizon Communications, Inc. ...................        6,146,190
     190,000 * Worldcom, Inc. .................................        2,762,600
                                                                  --------------
                                                                      21,016,166
                                                                  --------------
               UTILITIES - COMMUNICATION - 3.34%
     136,000   BellSouth Corp. ................................        5,236,000
     220,000   SBC Communications, Inc. .......................        8,223,600
      39,700   Sprint Corp. - FON..............................          865,063
      28,998 * Sprint Corp. - PCS..............................          723,500
                                                                  --------------
                                                                      15,048,163
                                                                  --------------
               UTILITIES - ELECTRIC - 0.93%
      40,300   DQE, Inc. ......................................          710,086
      80,000 * Mirant Corp. ...................................        1,952,800
      43,000   OGE Energy Corp. ...............................          940,410
      30,000   Puget Energy, Inc. .............................          582,000
                                                                  --------------
                                                                       4,185,296
                                                                  --------------

--------------------------------------------------------------------------------

90                                                            November 30, 2001
   AG SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES - GAS,
             DISTRIBUTION - 0.39%
      30,000 AGL Resources, Inc. ..............................   $      642,900
      50,000 National Fuel Gas Co. ............................        1,119,000
                                                                  --------------
                                                                       1,761,900
                                                                  --------------
             UTILITIES - GAS, PIPELINE - 0.16%
      15,000 ONEOK, Inc. ......................................          258,000
      12,000 Peoples Energy Corp. .............................          461,040
                                                                  --------------
                                                                         719,040
                                                                  --------------
             TOTAL COMMON STOCK
             (Cost $452,427,187)...............................      441,180,175
                                                                  --------------
     PAR
    VALUE
 -----------
             SHORT-TERM INVESTMENTS - 1.91%
             COMMERCIAL PAPER - 1.51%
             Receivables Capital Corp.:
 $ 2,565,000 2.15% due 12/3/01.................................        2,564,694
             Salomon Smith Barney Holdings, Inc.:
   4,246,000 2.07% due 12/4/01.................................        4,245,267
                                                                  --------------
                                                                       6,809,961
                                                                  --------------
             U.S. TREASURY BILLS - 0.40%
             United States Treasury Bills:
   1,775,000 2.02% due 12/27/01................................        1,772,411
                                                                  --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $8,582,372).................................        8,582,372
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $461,009,559) - 99.94%......................      449,762,547
             Other assets and liabilities,
             net - 0.06%.......................................          290,121
                                                                  --------------
             NET ASSETS - 100%.................................   $  450,052,668
                                                                  --------------

     *Non-income producing
     +Security represents an investment in an affiliated company.

                                                                    UNREALIZED
  CONTRACTS                                                        APPRECIATION

--------------------------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 11/30/01)
 30(2)         S&P 500 Index Futures
               (December 2001/$1,140)..........................   $      856,250
                                                                  --------------

(1) U.S. Treasury Bills with a market value of $1,769,423 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

--------------------------------------------------------------------------------

November 30, 2001         AG ASSET ALLOCATION FUND (Unaudited)               91

-----------------------------------------------------------------
                             Average Annual Total Return
                 ------------------------------------------------
  6 Months         1 Year            5 Years             10 Years
-----------------------------------------------------------------
   -3.08%          -3.63%             8.32%                9.22%


[CHART APPEARS HERE]


Growth of $10,000 Investment

                      Asset Allocation
                           Fund               Benchmark*
                      ----------------      -------------
11/30/1991               $10,000.00           $10,000.00
12/31/1991                10,762.68            10,749.31
12/31/1992                10,684.59            11,528.90
12/31/1993                11,676.11            12,646.59
12/31/1994                11,523.42            12,646.37
12/31/1995                14,379.69            16,110.18
12/31/1996                15,975.09            18,339.06
12/31/1997                19,587.96            22,362.70
12/31/1998                23,186.87            26,806.10
12/31/1999                25,913.33            29,748.35
12/29/2000                25,266.32            29,571.98
11/30/2001                24,157.40            28,541.17

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

*Benchmark for NAFVP1 Asset Allocation Fund consists of 55% S&P 500
 Index, 35% Lehman Aggregate (prior to 10/01/00 ML Corp & Gov't Master Index), and 10% NYC 30 Day Primary CD Rate.


                                Top 10 Holdings

   1. Federal National Mortgage Association,
       7.00% due 12/01/99...................    3.67%
   2. Federal Home Loan Mortgage Corp.,
       6.75% due 03/15/31...................    3.36%
   3. Federal National Mortgage Association,
       6.50% due 12/01/99...................    3.27%
   4. General Electric Co. .................    1.99%
   5. Microsoft Corp. ......................    1.80%
   6. Pfizer, Inc. .........................    1.42%
   7. Federal National Mortgage Association,
       6.50% due 12/01/99...................    1.41%
   8. United States Treasury Notes,
       5.75% due 11/15/05...................    1.34%
   9. Exxon Mobil Corp. ....................    1.34%
  10. Wal-Mart Stores, Inc. ................    1.28%


MANAGEMENT OVERVIEW
A discussion with VALIC

How did the Fund perform relative to its benchmark?
The Asset Allocation Fund lost 3.08% in the six-month period ending 11/30/01, compared to its benchmark's loss of 2.59%. The Fund's benchmark is a customized blend, composed of 55% S&P 500, 35% Lehman Aggregate, and 10% NYC 30-Day Primary CD Rate. Portfolio holdings are rebalanced monthly to adjust to changing market conditions.

Were there any disappointments in the Fund?
The underperformance during the six-month period was due primarily to the timing of cash flows and underperformance in bonds.

What is your outlook for the next fiscal period?
We are looking forward to a slow economic recovery starting in the next year; however, it will not be back to the exuberant markets of the late 90's, and the recovery will not impact all sectors at the same time or to the same degree.

--------------------------------------------------------------------------------

92                                                             November 30, 2001
        AG ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 54.01%
               ADVERTISING - 0.16%
       3,800   Interpublic Group of Companies, Inc. ...........   $      110,694
       1,870   Omnicom Group, Inc. ............................          160,558
       1,080 * TMP Worldwide, Inc. ............................           44,593
                                                                  --------------
                                                                         315,845
                                                                  --------------
               AEROSPACE/DEFENSE - 0.88%
       8,830   Boeing Co. .....................................          309,933
         600   Crane Co. ......................................           14,220
       2,030   General Dynamics Corp. .........................          168,794
       1,050   Goodrich (B.F.) Co. ............................           25,589
       8,190   Honeywell International, Inc. ..................          271,417
       4,400   Lockheed Martin Corp. ..........................          204,380
       2,050   Northrop Grumman Corp. .........................          192,454
       1,240   Perkinelmer, Inc. ..............................           34,373
       3,890   Raytheon Co. ...................................          127,475
       1,850   Rockwell Collins, Inc. .........................           31,117
       1,260   TRW, Inc. ......................................           49,165
       4,760   United Technologies Corp. ......................          286,552
                                                                  --------------
                                                                       1,715,469
                                                                  --------------
               AIRLINES - 0.11%
       1,560 * AMR Corp. ......................................           33,322
       1,250   Delta Air Lines, Inc. ..........................           36,225
       7,710   Southwest Airlines Co. .........................          144,562
         680 * US Airways Group, Inc. .........................            5,093
                                                                  --------------
                                                                         219,202
                                                                  --------------
               APPAREL & PRODUCTS - 0.05%
       1,710   Cintas Corp. ...................................           73,086
         530   Liz Claiborne, Inc. ............................           26,489
                                                                  --------------
                                                                          99,575
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.06%
       1,990   Leggett & Platt, Inc. ..........................           43,064
         770   Maytag Corp. ...................................           22,276
         670   Whirlpool Corp. ................................           44,059
                                                                  --------------
                                                                         109,399
                                                                  --------------
               AUTO - CARS - 0.36%
       5,670   Delphi Automotive Systems Corp. ................           77,792
      18,520   Ford Motor Co. .................................          350,769
       5,550   General Motors Corp. ...........................          275,835
                                                                  --------------
                                                                         704,396
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - 0.05%
       1,440   Danaher Corp. ..................................   $       84,456
       1,329   Visteon Corp. ..................................           18,340
                                                                  --------------
                                                                         102,796
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.09%
       1,130 * AutoZone, Inc. .................................           76,049
         730   Cooper Tire & Rubber Co. .......................           10,819
       1,740   Genuine Parts Co. ..............................           58,638
       1,610   Goodyear Tire & Rubber Co. .....................           36,064
                                                                  --------------
                                                                         181,570
                                                                  --------------
               BANKS - NEW YORK CITY - 1.40%
       7,440   Bank of New York Co., Inc. .....................          291,946
      50,890   Citigroup, Inc. ................................        2,437,631
                                                                  --------------
                                                                       2,729,577
                                                                  --------------
               BANKS - OTHER - 1.71%
      16,220   Bank of America Corp. ..........................          995,584
      10,965   FleetBoston Financial Corp. ....................          402,964
      20,088   J.P. Morgan Chase & Co. ........................          757,719
       4,830   Mellon Financial Corp. .........................          180,594
       6,080   National City Corp. ............................          170,240
       2,890   Providian Financial Corp. ......................            7,716
       1,390   Union Planters Corp. ...........................           60,340
      17,370   Wells Fargo Co. ................................          743,436
                                                                  --------------
                                                                       3,318,593
                                                                  --------------
               BANKS - REGIONAL - 1.53%
       3,750   AmSouth Bancorp. ...............................           68,700
      11,790   BankOne Corp. ..................................          441,418
       4,430   BB&T Corp. .....................................          151,284
       1,810   Comerica, Inc. .................................           92,962
       5,820   Fifth Third Bancorp.............................          349,724
       2,540   Huntington Bancshares, Inc. ....................           41,123
       4,300   KeyCorp.........................................           98,470
       2,250   Northern Trust Corp. ...........................          130,140
       2,930   PNC Financial Services Group....................          169,793
       2,300   Regions Financial Corp. ........................           66,171
       3,440   SouthTrust Corp. ...............................           84,177
       3,290   State Street Corp. .............................          172,199
       2,960   SunTrust Banks, Inc. ...........................          187,250
       2,940   Synovus Financial Corp. ........................           69,090
      19,290   U.S. Bancorp, Inc. .............................          366,124
      14,190   Wachovia Corp. .................................          439,180
         930   Zions Bancorporation............................           44,900
                                                                  --------------
                                                                       2,972,705
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 0.23%
         380   Adolph Coors Co., Class B.......................   $       21,671
       9,080   Anheuser-Busch Companies, Inc. .................          391,348
         690   Brown-Forman Corp., Class B.....................           42,021
                                                                  --------------
                                                                         455,040
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 1.13%
      25,170   Coca-Cola Co. ..................................        1,181,983
       4,510   Coca-Cola Enterprises, Inc. ....................           78,700
       1,460   Pepsi Bottling Group, Inc. .....................           64,897
      17,902   PepsiCo, Inc. ..................................          870,574
                                                                  --------------
                                                                       2,196,154
                                                                  --------------
               BROADCASTING - 0.77%
       5,950 * Clear Channel Communications....................          278,044
       9,560 * Comcast Corp., Class A..........................          363,280
       2,110 * Univision Communications, Inc., Class A.........           75,137
      18,020 * Viacom, Inc. Class B............................          786,573
                                                                  --------------
                                                                       1,503,034
                                                                  --------------
               BUILDING MATERIALS - 0.28%
       7,780   Lowe's Companies, Inc. .........................          352,512
       4,650   Masco Corp. ....................................           97,324
       1,590   Sherwin-Williams Co. ...........................           44,504
       1,020   Vulcan Materials Co. ...........................           47,175
                                                                  --------------
                                                                         541,515
                                                                  --------------
               CHEMICAL - MAJOR - 0.51%
       9,083   Dow Chemical Co. ...............................          340,612
      10,550   E.I. du Pont de Nemours and Co. ................          467,787
       1,090 * Hercules, Inc. .................................           11,009
       1,700   PPG Industries, Inc. ...........................           91,409
       2,230   Rohm and Haas Co. ..............................           79,165
                                                                  --------------
                                                                         989,982
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 0.19%
       2,310   Air Products and Chemicals, Inc. ...............          105,613
         780   Eastman Chemical Co. ...........................           29,929
       1,290   Ecolab, Inc. ...................................           48,246
         320 * FMC Corp. ......................................           17,136
         510   Great Lakes Chemical Corp. .....................           12,454
         480   Millipore Corp. ................................           28,656
       1,630   Praxair, Inc. ..................................           86,260
         770   Sigma Aldrich Corp. ............................           32,925
                                                                  --------------
                                                                         361,219
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            93
  AG ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONGLOMERATES - 0.70%
         890   ITT Industries, Inc. ...........................   $       43,646
       2,000   Loews Corp. ....................................          113,660
       1,430   Textron, Inc. ..................................           56,699
      19,598   Tyco International, Ltd. .......................        1,152,362
                                                                  --------------
                                                                       1,366,367
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.06%
         280   Ball Corp. .....................................           19,186
       9,410   Corning, Inc. ..................................           88,736
                                                                  --------------
                                                                         107,922
                                                                  --------------
               CONTAINERS - PAPER - 0.06%
         530   Bemis Co., Inc. ................................           26,643
       1,610 * Pactiv Corp. ...................................           28,175
         850 * Sealed Air Corp. ...............................           39,015
         500   Temple-Inland, Inc. ............................           28,570
                                                                  --------------
                                                                         122,403
                                                                  --------------
               COSMETICS/TOILETRIES - 0.27%
         569   Alberto-Culver Co., Class B.....................           24,763
       2,400   Avon Products, Inc. ............................          114,576
      10,670   Gillette Co. ...................................          348,909
         970   International Flavors & Fragrances, Inc. .......           29,730
                                                                  --------------
                                                                         517,978
                                                                  --------------
               DRUGS - 4.96%
       1,330   Allergan, Inc. .................................          100,402
      13,300   American Home Products Corp. ...................          799,330
      10,560 * Amgen, Inc. ....................................          701,501
         540   Bausch & Lomb, Inc. ............................           17,955
       1,500 * Biogen, Inc. ...................................           88,365
      19,670   Bristol Myers Squibb Co. .......................        1,057,459
       1,920 * Chiron Corp. ...................................           83,328
      11,370   Eli Lilly and Co. ..............................          939,958
       1,780 * Forest Laboratories, Inc. ......................          126,024
       5,410 * Immunex Corp. ..................................          146,070
       2,474 * King Pharmaceuticals, Inc. .....................           98,564
      23,210   Merck & Co., Inc. ..............................        1,572,478
      63,890   Pfizer, Inc. ...................................        2,767,076
      13,170   Pharmacia Corp. ................................          584,748
      14,810   Schering-Plough Corp. ..........................          529,161
       1,070 * Watson Pharmaceuticals, Inc. ...................           32,025
                                                                  --------------
                                                                       9,644,444
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 0.00%
         795 * Power-One, Inc. ................................   $        7,934
                                                                  --------------
               ELECTRONIC EQUIPMENT - 2.21%
       1,970 * American Power Conversion Corp. ................           27,107
       4,340   Emerson Electric Co. ...........................          234,620
     100,520   General Electric Co. ...........................        3,870,020
       1,980   Molex, Inc. ....................................           56,905
       1,760 * Teradyne, Inc. .................................           49,034
         590   Thomas & Betts Corp. ...........................           12,042
         960   W. W. Grainger, Inc. ...........................           44,928
                                                                  --------------
                                                                       4,294,656
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.14%
       4,880 * Concord EFS, Inc. ..............................          146,302
       5,737 * Palm, Inc. .....................................           20,022
       2,290   Symbol Technologies, Inc. ......................           38,060
         950 * Tektronix, Inc. ................................           21,356
       1,830 * Thermo Electron Corp. ..........................           39,711
                                                                  --------------
                                                                         265,451
                                                                  --------------
               ENTERTAINMENT - 1.18%
      44,835 * AOL Time Warner, Inc. ..........................        1,564,741
       5,920   Carnival Corp., Class A.........................          154,571
       1,190 * Harrah's Entertainment, Inc. ...................           38,354
       1,750   Hasbro, Inc. ...................................           28,788
       4,360   Mattel, Inc. ...................................           80,268
      21,150   Walt Disney Co. ................................          432,940
                                                                  --------------
                                                                       2,299,662
                                                                  --------------
               FINANCE COMPANIES - 0.36%
       2,110   Capital One Financial Corp. ....................          105,563
       1,450   Equifax, Inc. ..................................           36,091
       4,690   Household International, Inc. ..................          276,663
       8,620   MBNA Corp. .....................................          277,909
                                                                  --------------
                                                                         696,226
                                                                  --------------
               FINANCIAL SERVICES - 0.43%
      13,390   American Express Co. ...........................          440,665
       1,730 * Convergys Corp. ................................           57,488
       1,200   Countrywide Credit Industries, Inc. ............           50,976
       1,850   H & R Block, Inc. ..............................           73,704
       3,120   John Hancock Financial Services, Inc. ..........          122,741
       2,220   Stillwell Financial, Inc. ......................           52,658
       1,250   T. Rowe Price Group, Inc. ......................           39,625
                                                                  --------------
                                                                         837,857
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - 0.65%
       6,720   Archer Daniels Midland Co. .....................   $      103,421
       4,130   Campbell Soup Co. ..............................          121,050
       5,440   ConAgra, Inc. ..................................          124,957
       3,630   General Mills, Inc. ............................          179,140
       3,530   H J Heinz Co. ..................................          134,563
       1,380   Hershey Foods Corp. ............................           90,335
       4,110   Kellogg Co. ....................................          121,204
       3,140   Ralston Purina Co. .............................          104,028
       7,960   Sara Lee Corp. .................................          174,165
       2,290   Wm. Wrigley Jr. Co. ............................          115,737
                                                                  --------------
                                                                       1,268,600
                                                                  --------------
               FOOTWEAR - 0.08%
       2,750   NIKE, Inc., Class B.............................          145,723
         590 * Reebok International, Ltd. .....................           13,723
                                                                  --------------
                                                                         159,446
                                                                  --------------
               FREIGHT - 0.08%
       3,110 * FedEx Corp. ....................................          142,625
         610   Ryder System, Inc. .............................           12,505
                                                                  --------------
                                                                         155,130
                                                                  --------------
               GOLD MINING - 0.06%
       4,010   Barrick Gold Corp. .............................           60,671
       2,670   Homestake Mining Co. ...........................           21,147
       3,320   Placer Dome, Inc. ..............................           36,221
                                                                  --------------
                                                                         118,039
                                                                  --------------
               GOVERNMENT SPONSORED - 0.72%
       7,010   Federal Home Loan Mortgage Corp. ...............          463,852
      10,120   Federal National
                Mortgage Association...........................          795,432
       1,650   USA Education, Inc. ............................          140,365
                                                                  --------------
                                                                       1,399,649
                                                                  --------------
               HARDWARE & TOOLS - 0.04%
         820   Black & Decker Corp. ...........................           30,373
         590 * Snap-on, Inc. ..................................           18,467
         860   Stanley Works...................................           35,939
                                                                  --------------
                                                                          84,779
                                                                  --------------

--------------------------------------------------------------------------------

94                                                             November 30, 2001
  AG ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - 0.49%
       4,510   Cardinal Health, Inc. ..........................   $      308,123
       2,480 * Health Management Associates, Inc., Class A.....           48,385
       3,940 * HEALTHSOUTH Corp. ..............................           57,997
       1,720 * Humana, Inc. ...................................           21,638
       2,980   IMS Health, Inc. ...............................           61,030
       1,040 * Manor Care, Inc. ...............................           24,284
       2,880   McKesson Corp. .................................          107,338
       1,180 * Quintiles Transnational Corp. ..................           19,529
       3,210   UnitedHealth Group, Inc. .......................          229,354
         640 * Wellpoint Health Networks, Inc., Class A........           75,456
                                                                  --------------
                                                                         953,134
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.08%
         420   Cummins Engine Co., Inc. .......................           15,229
       1,500   Dana Corp. .....................................           20,550
         700   Eaton Corp. ....................................           48,727
         600 * Navistar International Corp. ...................           21,954
         780   PACCAR, Inc. ...................................           47,471
                                                                  --------------
                                                                         153,931
                                                                  --------------
               HOME BUILDERS - 0.03%
         600   Centex Corp. ...................................           27,114
         450   KB Home.........................................           15,129
         600   Pulte Corp. ....................................           23,550
                                                                  --------------
                                                                          65,793
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.21%
       5,440   HCA, Inc. ......................................          211,018
       3,280 * Tenet Healthcare Corp. .........................          196,800
                                                                  --------------
                                                                         407,818
                                                                  --------------
               HOSPITAL SUPPLIES - 2.06%
      15,670   Abbott Laboratories.............................          861,850
       6,000   Baxter International, Inc. .....................          312,000
       2,610   Becton, Dickinson and Co. ......................           88,400
       2,715   Biomet, Inc. ...................................           75,993
       4,060 * Boston Scientific Corp. ........................          107,996
         510   C. R. Bard, Inc. ...............................           32,171
      30,643   Johnson & Johnson...............................        1,784,955
      12,230   Medtronic, Inc. ................................          578,234
         870 * St. Jude Medical, Inc. .........................           64,815
       1,990   Stryker Corp. ..................................          109,271
                                                                  --------------
                                                                       4,015,685
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 1.19%
       2,390   Clorox Co. ....................................   $       94,453
       5,680   Colgate-Palmolive Co. .........................          331,485
       4,010   Minnesota Mining & Manufacturing Co. ..........          459,466
       2,700 * Newell Rubbermaid, Inc. .......................           69,255
      13,110   Procter & Gamble Co. ..........................        1,015,500
         590   Tupperware Corp. ..............................           11,599
       5,780   Unilever N.V. .................................          328,882
                                                                 --------------
                                                                      2,310,640
                                                                 --------------
               HUMAN RESOURCES - 0.02%
       1,780 * Robert Half International, Inc. ...............           47,971
                                                                 --------------
               INFORMATION PROCESSING - 0.10%
       1,880 * Comverse Technology, Inc. .....................           40,213
      13,320 * JDS Uniphase Corp. ............................          134,266
       2,670 * Parametric Technology Corp. ...................           23,362
                                                                 --------------
                                                                        197,841
                                                                 --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 2.44%
       2,470 * BMC Software, Inc. ............................           41,372
       2,630 * Broadcom Corp., Class A........................          115,694
       1,870 * Citrix Systems, Inc. ..........................           41,832
      54,470 * Microsoft Corp. ...............................        3,497,519
      56,810 * Oracle Corp. ..................................          797,044
       2,980 * Peoplesoft, Inc. ..............................          104,032
       4,020 * Veritas Software Corp. ........................          156,338
                                                                 --------------
                                                                      4,753,831
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE - 0.82%
       3,530 * Apple Computer, Inc. ..........................           75,189
      17,090   Compaq Computer Corp. .........................          173,463
      26,320 * Dell Computer Corp. ...........................          735,118
       3,270 * Gateway, Inc. .................................           30,738
       1,940 * Jabil Circuit, Inc. ...........................           51,022
       1,300 * Lexmark International Group, Inc., Class A.....           67,171
      32,960 * Sun Microsystems, Inc. ........................          469,350
                                                                 --------------
                                                                      1,602,051
                                                                 --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 0.57%
       6,320   Automatic Data Processing, Inc. ...............   $      350,507
       4,740   Electronic Data Systems Corp. .................          328,103
       3,970   First Data Corp. ..............................          290,763
       3,780   Paychex, Inc. .................................          132,338
                                                                 --------------
                                                                      1,101,711
                                                                 --------------
               INFORMATION PROCESSING -
               CONSUMER SOFTWARE - 0.05%
       2,110 * Intuit, Inc. ..................................           92,629
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 2.18%
       2,420   Adobe Systems, Inc. ...........................           77,634
         550   Autodesk, Inc. ................................           20,460
       9,800 * Cendant Corp. .................................          166,992
       2,890 * Citizens Communications, Inc. .................           28,293
       5,830   Computer Associates International, Inc. .......          193,964
       1,710 * Computer Sciences Corp. .......................           81,482
       3,720 * Compuware Corp. ...............................           41,366
      22,330 * EMC Corp. .....................................          374,921
       1,890 * Fiserv, Inc. ..................................           73,823
      19,660   Hewlett-Packard Co. ...........................          432,323
      17,580   International Business Machines................        2,032,072
         840 * Mercury Interactive Corp. .....................           25,864
         980 * NCR Corp. .....................................           37,661
       3,290 * Network Appliance, Inc. .......................           50,863
       3,640 * Novell, Inc. ..................................           15,506
       1,420 * Nvidia Corp. ..................................           77,589
       2,500   Pitney Bowes, Inc. ............................          103,700
       1,240 * Sapient Corp. .................................            7,787
       4,590   Siebel Systems, Inc. ..........................          102,587
       8,140 * Solectron Corp. ...............................          119,658
       3,210 * Unisys Corp. ..................................           38,199
       7,030   Xerox Corp. ...................................           59,052
       5,740 * Yahoo!, Inc. ..................................           89,372
                                                                 --------------
                                                                      4,251,168
                                                                 --------------
               INFORMATION PROCESSING -
               NETWORKING - 0.80%
      74,070 * Cisco Systems, Inc. ...........................        1,513,991
       1,670 * PMC-Sierra, Inc. ..............................           38,059
                                                                 --------------
                                                                      1,552,050
                                                                 --------------

--------------------------------------------------------------------------------

November 30, 2001                                                             95
  AG ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - CASUALTY - 0.19%
       1,770   Chubb Corp. ....................................   $      124,006
         750   Progressive Corp. ..............................          109,898
       1,290   SAFECO Corp. ...................................           41,486
       2,170   St. Paul Companies, Inc. .......................          102,164
                                                                  --------------
                                                                         377,554
                                                                  --------------
               INSURANCE - LIFE - 0.22%
       3,420 * Conseco, Inc. ..................................           14,467
       1,535   Jefferson-Pilot Corp. ..........................           68,307
       1,900   Lincoln National Corp. .........................           90,630
       7,590   MetLife, Inc. ..................................          208,194
       1,270   Torchmark Corp. ................................           50,101
                                                                  --------------
                                                                         431,699
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.10%
       1,070   Ambac Financial Group, Inc. ....................           60,006
       1,500   MBIA, Inc. .....................................           76,395
       1,080   MGIC Investment Corp. ..........................           63,234
                                                                  --------------
                                                                         199,635
                                                                  --------------
               INSURANCE - MULTILINE - 1.82%
       1,440   Aetna, Inc. ....................................           44,885
       5,320   AFLAC, Inc. ....................................          145,768
       7,330   Allstate Corp. .................................          250,979
      26,513   American International Group, Inc.+ ............        2,184,671
       2,650   Aon Corp. ......................................           94,949
       1,520   Cigna Corp. ....................................          138,670
       1,630   Cincinnati Financial Corp. .....................           62,902
       2,400   Hartford Financial Services Group, Inc. ........          142,080
       2,790   Marsh & McLennan Companies, Inc. ...............          298,446
       2,440   UnumProvident Corp. ............................           62,952
       1,270   Xl Capital, Ltd., Class A.......................          118,085
                                                                  --------------
                                                                       3,544,387
                                                                  --------------
               LEISURE TIME - 0.14%
         890   Brunswick Corp. ................................           17,533
         750 * International Game Technology...................           46,493
       3,060   Harley-Davidson, Inc. ..........................          160,895
       1,350 * Sabre Group Holdings, Inc., Class A.............           46,831
                                                                  --------------
                                                                         271,752
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               LODGING - 0.09%
       3,730   Hilton Hotels Corp. ...........................   $       36,927
       2,470   Marriott International, Inc., Class A..........           92,922
       2,010   Starwood Hotels & Resorts Worldwide, Inc.,
               Class B........................................           54,551
                                                                 --------------
                                                                        184,400
                                                                 --------------
               MACHINERY - AGRICULTURE - 0.05%
       2,380   Deere & Co. ...................................           95,176
                                                                 --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.12%
       3,020 * Calpine Corp. .................................           65,111
       3,470   Caterpillar, Inc. .............................          164,548
                                                                 --------------
                                                                        229,659
                                                                 --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.27%
         950   Cooper Industries, Inc. .......................           38,807
       2,060   Dover Corp. ...................................           75,931
       3,080   Illinois Tool Works, Inc. .....................          188,958
       1,700   Ingersoll-Rand Co. ............................           71,213
         880   Johnson Controls, Inc. ........................           69,978
       1,240   Pall Corp. ....................................           28,545
       1,180   Parker Hannifin Corp. .........................           48,439
                                                                 --------------
                                                                        521,871
                                                                 --------------
               MEDICAL TECHNOLOGY - 0.15%
       2,140   Applera Corp. .................................           70,834
       3,110 * Guidant Corp. .................................          151,799
       1,967 * Zimmer Holdings, Inc. .........................           63,456
                                                                 --------------
                                                                        286,089
                                                                 --------------
               MERCHANDISE - DRUG - 0.31%
       1,040   Amerisourcebergen Corp. .......................           61,870
       3,980   CVS Corp. .....................................          107,261
       2,150 * MedImmune, Inc. ...............................           94,686
      10,300   Walgreen Co. ..................................          339,900
                                                                 --------------
                                                                        603,717
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 1.29%
         640   American Greetings Corp., Class A...............   $        8,352
       2,920 * Bed Bath & Beyond, Inc. ........................           94,812
       2,120 * Best Buy Co., Inc. .............................          151,347
       1,150 * Big Lots, Inc. .................................           10,810
       2,110   Circuit City Stores, Inc. ......................           37,031
       4,550 * Costco Wholesale Corp. .........................          186,004
       3,350   Dollar General Corp. ...........................           45,225
       1,550   Fortune Brands, Inc. ...........................           60,868
       8,700   Gap, Inc. ......................................          115,101
      23,620   Home Depot, Inc. ...............................        1,102,109
       3,370 * Kohl's Corp. ...................................          228,654
       4,320   Limited, Inc. ..................................           60,134
       1,350   Nordstrom, Inc. ................................           25,556
       3,010 * Office Depot, Inc. .............................           48,612
       1,880   Radioshack Corp. ...............................           54,445
       4,620 * Staples, Inc. ..................................           81,312
       1,480   Tiffany & Co. ..................................           42,624
       2,840   TJX Companies, Inc. ............................          107,040
       2,000 * Toys "R" Us, Inc. ..............................           43,020
                                                                  --------------
                                                                       2,503,056
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.28%
         860   Dillards, Inc., Class A.........................           14,233
       2,000 * Federated Department Stores, Inc. ..............           74,000
       3,030   May Department Stores Co. ......................          108,595
       9,100   Target Corp. ...................................          341,614
                                                                  --------------
                                                                         538,442
                                                                  --------------
               MERCHANDISING - FOOD - 0.41%
       4,100   Albertson's, Inc. ..............................          137,596
       8,210 * Kroger Co. .....................................          207,877
       5,120 * Safeway, Inc. ..................................          228,147
       1,340   Supervalu, Inc. ................................           30,378
       6,810   SYSCO Corp. ....................................          167,458
       1,420   Winn-Dixie Stores, Inc. ........................           19,468
                                                                  --------------
                                                                         790,924
                                                                  --------------
               MERCHANDISING - MASS - 1.44%
       1,740   Family Dollar Stores, Inc. .....................           51,852
       2,660   J.C. Penney Co., Inc. ..........................           67,404
       4,960 * Kmart Corp. ....................................           30,256
       3,330   Sears Roebuck and Co. ..........................          151,548
      45,250   Wal-Mart Stores, Inc. ..........................        2,495,538
                                                                  --------------
                                                                       2,796,598
                                                                  --------------

--------------------------------------------------------------------------------

96                                                            November 30, 2001
  AG ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               METALS - ALUMINUM - 0.23%
       3,230   Alcan, Inc. ....................................   $      116,215
       8,740   Alcoa, Inc. ....................................          337,364
                                                                  --------------
                                                                         453,579
                                                                  --------------
               METALS - COPPER - 0.03%
       1,980   Newmont Mining Corp. ...........................           38,947
         800   Phelps Dodge Corp. .............................           28,664
                                                                  --------------
                                                                          67,611
                                                                  --------------
               METALS - MISCELLANEOUS - 0.04%
       1,320   Engelhard Corp. ................................           36,894
       1,460 * Freeport-McMoRan Copper & Gold, Inc., Class B...           19,491
       1,840 * Inco, Ltd. .....................................           29,624
                                                                  --------------
                                                                          86,009
                                                                  --------------
               METALS - STEEL - 0.04%
         810   Allegheny Technologies, Inc. ...................           12,507
         790   Nucor Corp. ....................................           39,089
         900   USX-US Steel Group, Inc. .......................           15,201
         860   Worthington Industries, Inc. ...................           12,728
                                                                  --------------
                                                                          79,525
                                                                  --------------
               MISCELLANEOUS - 0.08%
       4,620 * Agilent Technologies, Inc. .....................          125,987
         800   Fluor Corp. ....................................           30,280
                                                                  --------------
                                                                         156,267
                                                                  --------------
               MULTIMEDIA - 0.01%
         500   Meredith Corp. .................................           17,050
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.15%
       5,156   El Paso Corp. ..................................          229,442
       1,160   Kinder Morgan, Inc. ............................           56,759
                                                                  --------------
                                                                         286,201
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.46%
         900   Amerada Hess Corp. .............................           52,290
         710   Ashland Oil, Inc. ..............................           30,282
       2,140   Burlington Resources, Inc. .....................           75,200
       6,320   Conoco, Inc. ...................................          172,978
       1,170   EOG Resources, Inc. ............................           40,927
       1,010   Kerr-McGee Corp. ...............................           53,065
       3,750   Occidental Petroleum Corp. .....................           93,750
       3,838   Phillips Petroleum Co. .........................          213,508
       2,460   Unocal Corp. ...................................           80,909
       3,120   USX-Marathon Group..............................           85,488
                                                                  --------------
                                                                         898,397
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - INTEGRATED INTERNATIONAL - 2.35%
      10,786   ChevronTexaco Corp. ............................   $      916,918
      69,820   Exxon Mobil Corp. ..............................        2,611,268
      21,700   Royal Dutch Petroleum Co. ......................        1,048,978
                                                                  --------------
                                                                       4,577,164
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.07%
       3,300   Dynegy, Inc., Class A...........................          100,155
       1,360 * Noble Drilling Corp. ...........................           40,120
                                                                  --------------
                                                                         140,275
                                                                  --------------
               OIL - SERVICES - 0.31%
       3,400   Baker Hughes, Inc. .............................          112,098
       1,310   Devon Energy Corp. .............................           45,051
       4,340   Halliburton Co. ................................           93,006
         620 * McDermott International, Inc. ..................            6,987
       1,490 * Nabors Industries, Inc. ........................           46,935
         960 * Rowan Companies, Inc. ..........................           15,687
       5,800   Schlumberger, Ltd. .............................          278,458
                                                                  --------------
                                                                         598,222
                                                                  --------------
               OIL/GAS PRODUCERS - 0.16%
       2,538   Anadarko Petroleum Corp. .......................          131,722
       1,270   Apache Corp. ...................................           58,408
         850   Sunoco, Inc. ...................................           31,076
       3,220   Transocean Sedco Forex, Inc. ...................           91,126
                                                                  --------------
                                                                         312,332
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.46%
       1,120   Avery Dennison Corp. ...........................           60,458
         580   Boise Cascade Corp. ............................           18,583
       2,290   Georgia-Pacific Corp. ..........................           73,417
       4,890   International Paper Co. ........................          195,355
       5,390   Kimberly-Clark Corp. ...........................          313,536
       1,060   Louisiana Pacific Corp. ........................            8,141
       1,000   Mead Corp. .....................................           30,920
       1,020   Westvaco Corp. .................................           29,182
       2,180   Weyerhaeuser Co. ...............................          115,213
       1,110   Willamette Industries, Inc. ....................           53,558
                                                                  --------------
                                                                         898,363
                                                                  --------------
               PHOTOGRAPHY - 0.05%
       2,940   Eastman Kodak Co. ..............................           88,994
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               POLLUTION CONTROL - 0.11%
       2,000 * Allied Waste Industries, Inc. ..................   $       23,680
       6,330   Waste Management, Inc. .........................          185,469
                                                                  --------------
                                                                         209,149
                                                                  --------------
               PUBLISHING - NEWS - 0.24%
         870   Dow Jones & Co., Inc. ..........................           44,039
       2,680   Gannett Co., Inc. ..............................          186,126
         740   Knight-Ridder, Inc. ............................           44,844
       1,610   New York Times Co., Class A.....................           73,175
       3,020   Tribune Co. ....................................          109,022
                                                                  --------------
                                                                         457,206
                                                                  --------------
               PUBLISHING/PRINTING - 0.12%
         720   Deluxe Corp. ...................................           28,455
       1,980   McGraw-Hill Companies, Inc. ....................          111,870
       1,590   Moody's Corp. ..................................           55,125
       1,190   R. R. Donnelley & Sons Co. .....................           34,867
                                                                  --------------
                                                                         230,317
                                                                  --------------
               RAILROAD - 0.21%
       3,960   Burlington Northern Santa Fe....................          116,068
       2,160   CSX Corp. ......................................           80,784
       3,890   Norfolk Southern Corp. .........................           75,427
       2,510   Union Pacific Corp. ............................          138,175
                                                                  --------------
                                                                         410,454
                                                                  --------------
               REAL ESTATE - 0.10%
       4,100   Equity Office Properties Trust..................          122,180
       2,680   Equity Residential Properties Trust.............           77,586
                                                                  --------------
                                                                         199,766
                                                                  --------------
               RESTAURANTS - 0.29%
       1,200   Darden Restaurants, Inc. .......................           36,888
      13,090   McDonald's Corp. ...............................          351,336
       3,850 * Starbucks Corp. ................................           68,222
       1,490 * Tricon Global Restaurants, Inc. ................           70,700
       1,150   Wendy's International, Inc. ....................           32,695
                                                                  --------------
                                                                         559,841
                                                                  --------------
               SAVINGS & LOAN - 0.22%
       2,194   Charter One Financial, Inc. ....................           60,444
       1,610   Golden West Financial Corp. ....................           83,237
       8,885   Washington Mutual, Inc. ........................          277,923
                                                                  --------------
                                                                         421,604
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            97
   AG ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SECURITIES RELATED - 0.81%
         950   Bear Stearns Co., Inc. .........................   $       54,625
      14,030   Charles Schwab Corp. ...........................          201,471
       2,680   Franklin Resources, Inc. .......................           95,810
       2,500   Lehman Brothers Holdings, Inc. .................          165,375
       8,490   Merrill Lynch & Co., Inc. ......................          425,264
      11,260   Morgan Stanley Dean Witter & Co. ...............          624,930
                                                                  --------------
                                                                       1,567,475
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.27%
       8,230 * Applied Materials, Inc. ........................          327,060
       1,880 * KLA-Tencor Corp. ...............................           94,432
       1,440 * Novellus Systems, Inc. .........................           54,821
         930 * Qlogic Corp. ...................................           45,989
                                                                  --------------
                                                                         522,302
                                                                  --------------
               SEMICONDUCTORS - 2.21%
       3,480 * Advanced Micro Devices, Inc. ...................           47,189
       3,910 * Altera Corp. ...................................           88,992
       3,640   Analog Devices, Inc. ...........................          154,700
       3,040 * Applied Micro Circuits Corp. ...................           41,435
       2,500 * Conexant Systems, Inc. .........................           37,225
      68,060   Intel Corp. ....................................        2,222,839
       3,220   Linear Technology Corp. ........................          132,117
       3,660 * LSI Logic Corp. ................................           59,475
       3,320 * Maxim Integrated Products, Inc. ................          181,969
       6,030 * Micron Technology, Inc. ........................          163,775
      22,230   Motorola, Inc. .................................          369,907
       1,760 * National Semiconductor Corp. ...................           53,029
       1,850   Rockwell International Corp. ...................           30,525
      17,570   Texas Instruments, Inc. ........................          563,118
       1,860 * Vitesse Semiconductor Corp. ....................           22,673
       3,370 * Xilinx, Inc. ...................................          121,691
                                                                  --------------
                                                                       4,290,659
                                                                  --------------
               TELECOMMUNICATIONS - 2.31%
       7,910 * ADC Telecommunications, Inc. ...................           35,120
       3,170   Alltel Corp. ...................................          206,304
         820 * Andrew Corp. ...................................           17,228
      34,920   AT&T Corp. .....................................          610,751
      25,608 * AT&T Wireless Services, Inc. ...................          357,744
       2,870 * Avaya, Inc. ....................................           32,632
       1,430   CenturyTel, Inc. ...............................           48,334
       3,310 * CIENA Corp. ....................................           58,753
      34,470   Lucent Technologies, Inc. ......................          252,320

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
       7,740 * Nextel Communications, Inc. Class A.............   $       82,973
      32,250   Nortel Networks Corp. ..........................          251,550
       7,660 * QUALCOMM, Inc. .................................          449,795
      16,808   Qwest Communications International, Inc. .......          200,015
       3,240 * Sanmina Corp. ..................................           69,336
       1,650   Scientific-Atlanta, Inc. .......................           44,369
       4,140 * Tellabs, Inc. ..................................           63,259
      27,370   Verizon Communications, Inc. ...................        1,286,390
      29,230 * Worldcom, Inc. .................................          425,004
                                                                  --------------
                                                                       4,491,877
                                                                  --------------
               TEXTILE - PRODUCTS - 0.02%
       1,130   V. F. Corp. ....................................           42,917
                                                                  --------------
               TOBACCO - 0.57%
      22,260   Philip Morris Companies, Inc. ..................        1,050,004
       1,650   UST, Inc. ......................................           59,235
                                                                  --------------
                                                                       1,109,239
                                                                  --------------
               UTILITIES - COMMUNICATION - 1.25%
      18,970   BellSouth Corp. ................................          730,345
      34,080   SBC Communications, Inc. .......................        1,273,911
       8,970   Sprint Corp. - FON..............................          195,456
       9,480 * Sprint Corp. - PCS..............................          236,526
                                                                  --------------
                                                                       2,436,238
                                                                  --------------
               UTILITIES - ELECTRIC - 1.28%
       5,390 * AES Corp. ......................................           89,043
       1,260   Allegheny Energy, Inc. .........................           43,911
       1,390   Ameren Corp. ...................................           56,823
       3,260   American Electric Power, Inc. ..................          134,475
       1,610   Cinergy Corp. ..................................           47,463
       1,340   CMS Energy Corp. ...............................           30,860
       2,150   Consolidated Edison, Inc. ......................           83,033
       1,660   Constellation Energy Group, Inc. ...............           39,425
       2,650   Dominion Resources, Inc. .......................          154,892
       1,670   DTE Energy Co. .................................           68,971
       7,810   Duke Energy Corp. ..............................          282,331
       3,300 * Edison International, Inc. .....................           49,830
       2,230   Entergy Corp. ..................................           82,287
       3,245   Exelon Corp. ...................................          144,759
       3,000   FirstEnergy Corp. ..............................          101,340
       1,780   FPL Group, Inc. ................................           98,612

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
       3,437 * Mirant Corp. ...................................   $       83,897
       1,620 * Niagara Mohawk Holdings, Inc. ..................           28,739
       2,090   Nisource, Inc. .................................           43,681
       3,920 * Pacific Gas & Electric Co. .....................           71,736
         860   Pinnacle West Capital Corp. ....................           35,905
       1,480   PPL Corp. ......................................           52,644
       2,200   Progress Energy, Inc. ..........................           91,190
       2,110   Public Service Enterprise Group, Inc. ..........           85,561
       3,010   Reliant Energy, Inc. ...........................           76,906
       6,930   Southern Co. ...................................          157,657
       1,370   TECO Energy, Inc. ..............................           36,182
       2,600   TXU Corp. ......................................          117,260
       3,470   Xcel Energy, Inc. ..............................           94,766
                                                                  --------------
                                                                       2,484,179
                                                                  --------------
               UTILITIES - GAS, DISTRIBUTION - 0.03%
       1,390   Keyspan Corp. ..................................           46,051
         460   NICOR, Inc. ....................................           17,926
                                                                  --------------
                                                                          63,977
                                                                  --------------
               UTILITIES - GAS, PIPELINE - 0.10%
         360   Peoples Energy Corp. ...........................           13,831
       2,080   Sempra Energy...................................           48,173
       5,200   Williams Companies, Inc. .......................          138,944
                                                                  --------------
                                                                         200,948
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $83,428,205)..............................      105,101,963
                                                                  --------------
     PAR
    VALUE
------------
               CORPORATE BONDS - 12.41%
               ADVERTISING - 0.13%
               Credit Suisse First Boston USA, Inc.:
    $250,000    6.125% due 11/15/11............................          248,573
                                                                  --------------
               AIRLINES - 0.62%
               Delta Air Lines, Inc., Class C:
     355,000    7.779% due 11/18/05............................          357,127
               United Air Lines, Inc.:
     480,000    7.73% due 7/1/10...............................          459,283
     400,493    7.032% due 10/1/10.............................          394,337
                                                                  --------------
                                                                       1,210,747
                                                                  --------------

--------------------------------------------------------------------------------

98                                                             November 30, 2001
   AG ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                  AUTO - CARS - 0.10%
                  Ford Motor Co.:
 $   200,000       7.45% due 7/16/31..........................   $      189,056
                                                                 --------------
                  BANKS - OTHER - 0.51%
                  First Union Corp.:
     445,000       6.95% due 11/1/04..........................          476,653
                  Inter-American Development Bank:
     250,000       7.00% due 6/16/03..........................          263,902
                  UnionBanCal Corp.:
     250,000       5.75% due 12/1/06..........................          249,913
                                                                 --------------
                                                                        990,468
                                                                 --------------
                  BANKS - REGIONAL - 0.14%
                  Bank of Boston Corp.:
     250,000       6.625% due 12/1/05.........................          264,045
                                                                 --------------
                  BROADCASTING - 0.13%
                  Viacom, Inc.:
     250,000       6.625% due 5/15/11.........................          257,861
                                                                 --------------
                  CHEMICAL - 0.67%
                  CK Witco Corp.:
     650,000       8.50% due 3/15/05..........................          684,944
                  Nova Chemicals Corp.:
     650,000       7.00% due 5/15/06..........................          621,569
                                                                 --------------
                                                                      1,306,513
                                                                 --------------
                  ELECTRONIC EQUIPMENT - 0.34%
                  Legrand S.A.:
     600,000       8.50% due 2/15/25..........................          660,372
                                                                 --------------
                  ELECTRONIC INSTRUMENTS - 0.39%
                  BAE Systems Asset Trust,
                  Series 2001, Class B:
     742,756(1)   7.156% due 12/15/11 (Cost $742,756
                  purchased 6/04/01)..........................          754,559
                                                                 --------------
                  ENTERTAINMENT - 0.05%
                  AOL Time Warner, Inc.:
     100,000       6.125% due 4/15/06.........................          103,301
                                                                 --------------
                  FINANCE COMPANIES - 2.57%
                  AmeriCredit Automobile Receivables Trust:
     480,000       7.05% due 2/12/05..........................          498,987

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                  FINANCE COMPANIES - Continued
                  Associates Automobile Receivables Trust:
 $   675,000       6.99% due 7/15/08..........................   $      712,067
                  Boeing Capital Corp.:
     250,000       6.50% due 2/15/12..........................          254,288
                  Countrywide Asset Backed Certificates:
     450,000       7.30% due 5/25/26..........................          470,518
                  Duke Capital Corp.:
     310,000       7.50% due 10/1/09..........................          335,721
                  Fleet Credit Card Master Trust II, Class A:
     450,000       6.90% due 4/16/07..........................          482,341
                  Ford Credit Auto Owner Trust:
     720,000       6.58% due 11/15/04.........................          760,813
                  Ford Motor Credit Co.:
     310,000       7.50% due 3/15/05..........................          323,029
     200,000       6.875% due 2/1/06..........................          205,872
                  Nissan Auto Receivables Owner Trust:
     365,000       5.75% due 6/15/06..........................          378,687
                  WFS Financial Owner Trust:
     550,000       7.17% due 2/20/08..........................          587,371
                                                                 --------------
                                                                      5,009,694
                                                                 --------------
                  FINANCIAL SERVICES - 0.55%
                  ING Capital Funding Trust III:
     850,000       8.439% due 12/29/49........................          946,257
                  Osprey Trust/Osprey I, Inc.:
     485,000(2)   7.797% due 1/15/03 (Cost $485,000 purchased
                  9/28/01)(1).................................          111,574
                                                                 --------------
                                                                      1,057,831
                                                                 --------------
                  HEALTHCARE - 0.16%
                  Cardinal Health, Inc.:
     300,000       6.75% due 2/15/11..........................          315,774
                                                                 --------------
                  INFORMATION PROCESSING -
                  DATA SERVICES - 0.26%
                  Citizens Communications, Inc.:
     500,000(1)   7.625% due 8/15/08 (Cost $497,550 purchased
                  8/13/01)....................................          514,585
                                                                 --------------
                  INSURANCE - MISCELLANEOUS - 0.13%
                  Nationwide Mutual Insurance Co.:
     250,000       8.25% due 12/1/31..........................          251,800
                                                                 --------------

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             INSURANCE - MULTILINE - 0.33%
             CNA Financial Corp.:
 $   400,000  6.25% due 11/15/03...............................   $      389,344
             Fairfax Financial Holdings, Ltd.:
     325,000  7.375% due 3/15/06...............................          255,548
                                                                  --------------
                                                                         644,892
                                                                  --------------
             MACHINERY -
             INDUSTRIAL/SPECIALTY - 0.29%
             PHH Corp.:
     550,000  8.125% due 2/3/03................................          561,204
                                                                  --------------
             MEDICAL TECHNOLOGY - 0.13%
             Quest Diagnostics, Inc.:
     250,000  6.75% due 7/12/06................................          256,875
                                                                  --------------
             MERCHANDISING - DEPARTMENT - 0.25%
             Dillards, Inc.:
     500,000  6.43% due 8/1/04.................................          478,700
                                                                  --------------
             OIL - INTEGRATED DOMESTIC - 0.40%
             Amerada Hess Corp.:
     600,000  5.90% due 8/15/06................................          605,754
             Pennzoil Co.:
     150,000  10.25% due 11/1/05...............................          172,213
                                                                  --------------
                                                                         777,967
                                                                  --------------
             OIL - SERVICES - 0.31%
             Witco Corp.:
     600,000  6.60% due 4/1/03.................................          611,328
                                                                  --------------
             OIL/GAS PRODUCERS - 0.13%
             Pure Resources, Inc.:
     250,000  7.125% due 6/15/11...............................          244,384
                                                                  --------------
             REAL ESTATE INVESTMENT TRUSTS - 0.31%
             Healthcare Realty Trust, Inc.:
     600,000  8.125% due 5/1/11................................          608,928
                                                                  --------------
             SECURITIES RELATED - 0.35%
             Morgan Stanley Dean Witter & Co.:
     150,000  6.75% due 4/15/11................................          155,978
             Salomon Smith Barney Holdings, Inc.:
     500,000  5.875% due 3/15/06...............................          516,970
                                                                  --------------
                                                                         672,948
                                                                  --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            99
  AG ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                  TELECOMMUNICATIONS - 0.76%
                  AT&T Corp.:
 $   250,000(/1/)  8.00% due 11/15/31 (Cost $247,315 purchased
                   11/15/01)..................................   $      251,275
                  Marconi, Plc.:
     375,000       8.375% due 9/15/30.........................          138,750
                  Qwest Capital Funding, Inc.:
     300,000(1)    7.625% due 8/3/21 (Cost $296,874 purchased
                   7/25/01)...................................          294,276
                  Singapore Telecommunications:
     200,000(1)    7.375% due 12/1/31 (Cost $198,772 purchased
                   11/15/01)..................................          200,599
                  Sprint Capital Corp.:
     250,000       5.70% due 11/15/03.........................          256,145
                  Worldcom, Inc.:
     325,000       8.25% due 5/15/31..........................          340,938
                                                                 --------------
                                                                      1,481,983
                                                                 --------------
                  UTILITIES - ELECTRIC - 1.25%
                  Edison Mission Energy:
     650,000       10.00% due 8/15/08.........................          701,934
                  First Energy Corp.:
     200,000       7.375% due 11/15/31........................          196,722
                  Georgia Power Co.:
     585,000       6.20% due 2/1/06...........................          606,335
                  Mirant Americas Generation LLC:
     250,000       8.30% due 5/1/11...........................          246,687
                  PP&L Transition Bond Co.:
     480,000       7.05% due 6/25/09..........................          523,923
                  South Carolina Electric & Gas Co.:
     155,000       6.70% due 2/1/11...........................          159,291
                                                                 --------------
                                                                      2,434,892
                                                                 --------------
                  UTILITIES - GAS, DISTRIBUTION - 0.19%
                  Northern Illinois Gas Co.:
     365,000       6.625% due 2/1/11..........................          376,870
                                                                 --------------
                  UTILITIES - GAS, PIPELINE - 0.54%
                  Peco Energy Transition Trust:
   1,000,000       6.13% due 3/1/09...........................        1,046,513
                                                                 --------------
                  UTILITIES - MISCELLANEOUS - 0.42%
                  PSE&G Transition Funding L.L.C.:
     770,000       6.75% due 6/15/16..........................          814,316
                                                                 --------------
                  TOTAL CORPORATE BONDS
                  (Cost $24,059,513)..........................       24,146,979
                                                                 --------------

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                  FOREIGN BONDS - 1.45%
                  ELECTRONIC INSTRUMENTS - 0.39%
                  BAE Systems Asset Trust,
                   Series 2001, Class G:
 $   733,253(1)    6.664% due 9/15/13 (Cost $733,253 purchased
                   6/04/01)...................................   $      760,992
                                                                 --------------
                  INSURANCE - MULTILINE - 0.10%
                  Fairfax Financial Holdings, Ltd.:
     325,000       8.25% due 10/1/15..........................          200,255
                                                                 --------------
                  MULTIMEDIA - 0.08%
                  Shaw Communications, Inc.:
     150,000       7.25% due 4/6/11...........................          152,048
                                                                 --------------
                  TELECOMMUNICATIONS - 0.49%
                  MetroNet Communications Corp.:
     985,000(3)   9.95% due 6/15/08..........................          564,845
                  Telefonica Europe BV:
     350,000       8.25% due 9/15/30..........................          398,020
                                                                 --------------
                                                                        962,865
                                                                 --------------
                  UTILITIES - GAS, DISTRIBUTION - 0.39%
                  British Gas International Finance:
   3,200,000       Zero coupon due 11/4/21....................          753,600
                                                                 --------------
                  TOTAL FOREIGN BONDS
                  (Cost $3,225,235)...........................        2,829,760
                                                                 --------------
                  UNITED STATES GOVERNMENT - 22.07%
                  FEDERAL AGENCIES - 0.49%
                  Financing Corp.:
   1,525,000       Zero coupon due 05/11/18...................          535,244
                  Tennessee Valley Authority:
     425,000       5.625% due 1/18/11.........................          427,121
                                                                 --------------
                                                                        962,365
                                                                 --------------
                  GOVERNMENT SPONSORED - 19.16%
                  Federal Home Loan Bank:
     700,000       7.22% due 2/25/03..........................          739,921
     170,000       6.01% due 12/3/08..........................          170,000
                  Federal Home Loan Mortgage Corp.:
     290,023       8.00% due 4/1/30...........................          306,064
     148,629       8.00% due 4/1/30...........................          156,850
      24,683       8.00% due 7/1/30...........................           26,048
       7,398       8.00% due 7/1/30...........................            7,807
     473,484       8.00% due 12/1/30..........................          499,672

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
             Federal Home Loan Mortgage Corp. - Continued
 $ 6,000,000  6.75% due 3/15/31................................   $    6,531,540
   1,400,000  6.625% due 9/15/09...............................        1,522,066
     750,000  6.00% due 12/1/99................................          742,972
             Federal National Mortgage Association:
     351,758  7.50% due 6/1/15.................................          369,233
     199,708  7.50% due 11/1/15................................          209,630
   1,000,000  7.25% due 1/15/10................................        1,126,720
   1,610,000  7.125% due 6/15/10...............................        1,802,701
     403,146  7.00% due 4/1/28.................................          414,986
   6,950,000  7.00% due 12/1/99................................        7,149,812
   2,670,000  6.50% due 12/1/99................................        2,744,253
   6,300,000  6.50% due 12/1/99................................        6,370,875
     340,000  5.69% due 1/23/06................................          346,960
             Government National Mortgage Association:
      39,167  7.50% due 12/15/28...............................           40,868
      15,594  7.50% due 3/15/29................................           16,261
      19,227  7.50% due 4/15/29................................           20,050
     445,710  7.50% due 5/15/29................................          464,791
     154,490  7.50% due 8/15/29................................          161,104
      55,189  7.50% due 9/15/29................................           57,552
     394,381  7.50% due 9/15/29................................          411,265
      97,384  7.50% due 11/15/29...............................          101,552
      59,435  7.50% due 2/15/30................................           61,942
     278,405  7.50% due 6/15/30................................          290,148
     203,927  7.50% due 6/15/30................................          212,529
     234,600  7.50% due 10/15/30...............................          244,495
     307,006  7.50% due 10/15/30...............................          319,956
     229,873  7.50% due 11/15/30...............................          239,569
     457,802  7.50% due 12/15/30...............................          477,112
     372,685  7.50% due 12/15/30...............................          388,404
     898,554  7.50% due 12/15/30...............................          936,455
     367,040  7.50% due 5/15/31................................          382,522
     463,805  7.50% due 7/15/31................................          483,369
      46,425  6.00% due 2/15/29................................           46,106
     459,173  6.00% due 4/15/29................................          455,872
     222,831  6.00% due 6/15/29................................          221,229
                                                                  --------------
                                                                      37,271,261
                                                                  --------------

--------------------------------------------------------------------------------

100                                                           November 30, 2001
   AG ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             U.S. GOVERNMENT BONDS
             AND NOTES - 2.42%
             United States Treasury Bonds:
 $   550,000  6.25% due 5/15/30................................   $      614,796
     300,000  5.375% due 2/15/31...............................          304,782
   2,200,000  Zero coupon due 11/15/22.........................          654,676
             United States Treasury Notes:
   2,450,000  5.75% due 11/15/05...............................        2,616,526
     360,000  5.00% due 2/15/11................................          366,973
     150,000  3.50% due 11/15/06...............................          146,285
                                                                  --------------
                                                                       4,704,038
                                                                  --------------
             TOTAL UNITED STATES GOVERNMENT
             (Cost $42,008,559)................................       42,937,664
                                                                  --------------
             SHORT-TERM INVESTMENTS - 18.79%
             COMMERCIAL PAPER - 18.52%
             Cardinal Health, Inc.:
   5,742,000  2.12% due 12/3/01................................        5,741,324
             CVS Corp.:
   6,136,000  2.03% due 12/18/01...............................        6,130,118
             Receivables Capital Corp.:
   1,298,000  2.10% due 12/6/01................................        1,297,621
             Salomon Smith Barney Holdings, Inc.:
   5,000,000  2.00% due 12/13/01...............................        4,996,667
             United Healthcare Corp.:
   6,000,000  2.12% due 12/4/01................................        5,998,940
   3,882,000  2.10% due 12/3/01................................        3,881,547
             Windmill Funding Corp.:
   8,000,000  2.02% due 12/13/01...............................        7,994,613
                                                                  --------------
                                                                      36,040,830
                                                                  --------------

     PAR
    VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
             U.S. TREASURY BILLS - 0.27%
             United States Treasury Bills:
 $   525,000  1.85% due 1/17/02...............................   $      523,732
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $36,564,562)...............................       36,564,562
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $189,286,074) - 108.73%....................      211,580,928
             Other assets and liabilities,
             net - (8.73)%....................................      (16,993,818)
                                                                 --------------
             NET ASSETS - 100%................................   $  194,587,110
                                                                 --------------
             * Non-income producing
             + Security represents an investment in an
               affiliated company.

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2001, the aggregate value of these securities was $2,887,860 representing 1.48% of net assets.
(2) Issuer filed for protection under Federal Bankruptcy Code or is in default of interest payments.
(3) Security is a "step-up" bond where the coupon rate increased or steps up at a predetermined date. Rate shown reflects the increased rate.

                                                                    UNREALIZED
  CONTRACTS                                                        APPRECIATION

--------------------------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 11/30/01)
 7(2)         S&P 500 Index Futures
              (December 2001/$1,140)...........................   $      318,750
                                                                  --------------

(1) U.S. Treasury Bills with a market value of $523,435 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 250.

--------------------------------------------------------------------------------

November 30, 2001        AG CAPITAL CONSERVATION FUND (Unaudited)            101


------------------------------------------------------------
                          Average Annual Total Return
                --------------------------------------------
  6 Months        1 Year           5 Years          10 Years
------------------------------------------------------------
   4.76%          10.67%            6.40%             7.20%

[CHART APPEARS HERE]

                         Growth of $10,000 Investment

                                Capital                Lehman
                              Conservation            Aggregate
                              ------------           ----------
11/30/1991                     $10,000.00            $10,000.00
12/31/1991                      10,357.78             10,297.00
12/31/1992                      11,251.63             11,059.45
12/31/1993                      12,600.82             12,137.83
12/31/1994                      11,831.22             11,783.58
12/31/1995                      14,290.20             13,960.74
12/31/1996                      14,541.58             14,465.36
12/31/1997                      15,787.53             15,866.22
12/31/1998                      16,952.17             17,242.42
12/31/1999                      16,881.69             17,099.25
12/29/2000                      18,433.64             19,088.03
11/30/2001                      20,042.10             20,829.18

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings

      Federal National Mortgage
       Association:
   1.  7.00% due 12/01/2099....   8.35%
   2.  6.50% due 12/01/2099....   7.71%
   3. United States Treasury
       Notes, 5.00% due
       08/15/11................   4.31%
      Federal National Mortgage
       Association:
   4.  6.50% due 12/01/2099....   3.99%
   5.  7.13% due 06/15/10......   2.91%
   6. United States Treasury
      Bonds, 6.25% due
      05/15/30.................   1.50%
   7. United States Treasury
       Notes, 3.50% due
       11/15/06................   1.24%
   8. Ford Motor Credit Co.,
       7.50% due 03/15/05......   1.16%
   9. PSE&G Transition Funding
       L.L.C., 6.75% due
       06/15/16................   1.15%
  10. First Union Corp.,
       6.95% due 11/01/04......   1.13%

MANAGEMENT OVERVIEW
A discussion with VALIC

How did the Fund perform relative to its benchmark?
The Capital Conservation Fund's net return for the six months ending November 30, 2001 was 4.76% versus 5.73% for the Lehman Aggregate Index.

What were the dominant themes for the portfolio?
The dominant theme during the period was the U.S. economy and its effect on credit. The Federal Reserve continued to reduce interest rates in the period. The Federal Reserve has reduced rates eleven times in twelve months for a total of 475 basis points in the face of a marked decline in economic growth. The aggressive Federal Reserve provided adequate liquidity to enable the spread sectors to absorb record supply and outperform.

Which portfolio holdings were among the Fund's best performers?
The Fund's overweight in the spread sectors, most notably credit, was the greatest contributor to performance. Credit significantly outperformed other sectors for the period despite the gloomy economic outlook as the timely and sizeable Federal Reserve actions bolstered investor confidence.

Were there any disappointments in the Fund?
The disappointments in the Fund were attributable to individual sector and name performance. The airline industry suffered after September 11 and this was reflected in the price action of debt within this sector. Also, the collapse of Enron effected not only levels on that company's debt but also that of the entire sector. These two events led to significant underperformance in these specific sectors of the credit market.

What is your outlook for the next fiscal period?
Looking ahead, Federal Reserve monetary easing will likely end in the first quarter of 2002 as signs of an economic rebound appear. This prospect increases the probability that we will see a flatter yield curve as a recovery is anticipated. Also, the absence of Federal Reserve action will likely reduce the liquidity which was so abundant in 2001. A flattening yield curve and diminishing liquidity do not bode well for spread product in the coming year. Nevertheless, these factors should be muted if not offset by the expected economic recovery and healthy demand in an environment of reduced yet adequate supply. One's first inclination is to think that the significant outperformance witnessed in 2001 is likely to continue given the prospective economic recovery; but caution is warranted given the likely absence of the Federal Reserve apportioned liquidity and yield curve dynamics which typically lead to wider spreads.

--------------------------------------------------------------------------------

102                                                            November 30, 2001
       AG CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                  CORPORATE BONDS - 54.73%
                  AEROSPACE/DEFENSE - 0.73%
                  United Technologies Corp.:
 $   500,000       6.35% due 3/1/11...........................   $      518,120
                                                                 --------------
                  AIRLINES - 2.24%
                  American Airline:
     600,000(1)    6.817% due 5/23/11 (Cost $600,000 purchased
                   5/18/01)...................................          568,608
                  Delta Air Lines, Inc., Class C:
     300,000       7.779% due 11/18/05........................          301,797
                  United Air Lines, Inc.:
     405,000       7.73% due 7/1/10...........................          387,520
     332,994       7.032% due 10/1/10.........................          327,876
                                                                 --------------
                                                                      1,585,801
                                                                 --------------
                  AUTO - CARS - 0.80%
                  DaimlerChrysler NA Holding Corp.:
     360,000       7.25% due 1/18/06..........................          376,949
                  Ford Motor Co.:
     200,000       7.45% due 7/16/31..........................          189,056
                                                                 --------------
                                                                        566,005
                                                                 --------------
                  BANKS - OTHER - 1.75%
                  First Union Corp.:
     750,000       6.95% due 11/1/04..........................          803,348
                  Inter-American Development Bank:
     225,000       7.00% due 6/16/03..........................          237,512
                  UnionBanCal Corp.:
     200,000       5.75% due 12/1/06..........................          202,140
                                                                 --------------
                                                                      1,243,000
                                                                 --------------
                  BANKS - REGIONAL - 1.41%
                  Bank of Boston Corp.:
     200,000       6.625% due 12/1/05.........................          211,236
                  Bank One Corp.:
     750,000       6.50% due 2/1/06...........................          789,037
                                                                 --------------
                                                                      1,000,273
                                                                 --------------
                  BROADCASTING - 1.46%
                  Clear Channel Communications:
     500,000       7.25% due 9/15/03..........................          519,305
                  Viacom, Inc.:
     500,000       6.625% due 5/15/11.........................          515,722
                                                                 --------------
                                                                      1,035,027
                                                                 --------------

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  CHEMICAL - 0.74%
                  CK Witco Corp.:
 $   500,000       8.50% due 3/15/05..........................   $      526,880
                                                                 --------------
                  COSMETICS/TOILETRIES - 0.72%
                  International Flavors & Fragrances, Inc.:
     500,000       6.45% due 5/15/06..........................          510,438
                                                                 --------------
                  DRUGS - 1.74%
                  Bristol Myers Squibb Co.:
     750,000       5.75% due 10/1/11..........................          764,040
                  Watson Pharmaceuticals, Inc.:
     500,000       7.125% due 5/15/08.........................          472,240
                                                                 --------------
                                                                      1,236,280
                                                                 --------------
                  ELECTRONIC EQUIPMENT - 0.78%
                  Legrand S.A.:
     500,000       8.50% due 2/15/25..........................          550,310
                                                                 --------------
                  ELECTRONIC INSTRUMENTS - 0.29%
                  BAE Systems Asset Trust, Series 2001,
                  Class B:
     199,398(1)    7.156% due 12/15/11 (Cost $200,000 purchased
                   6/04/01)...................................          202,566
                                                                 --------------
                  ENTERTAINMENT - 0.22%
                  AOL Time Warner, Inc.:
     150,000       6.125% due 4/15/06.........................          154,952
                                                                 --------------
                  FINANCE COMPANIES - 9.13%
                  AmeriCredit Automobile Receivables Trust:
     405,000       7.05% due 2/12/05..........................          421,021
                  Associates Automobile
                  Receivables Trust:
     565,000       6.99% due 7/15/08..........................          596,026
                  Boeing Capital Corp.:
     200,000       6.50% due 2/15/12..........................          202,393
                  Countrywide Asset Backed Certificates:
     370,000       7.30% due 5/25/26..........................          386,870
                  Dana Credit Corp.:
     500,000(1)    7.25% due 12/16/02 (Cost $480,313 purchased
                   9/21/01)...................................          493,750
                  Duke Capital Corp.:
     310,000       7.50% due 10/1/09..........................          335,721
                  Fleet Credit Card Master Trust II, Class A:
     375,000       6.90% due 4/16/07..........................          401,951

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  FINANCIAL COMPANIES - Continued
                  Ford Credit Auto Owner Trust:
 $   605,000       6.58% due 11/15/04.........................   $      639,294
                  Ford Motor Credit Co.:
     790,000       7.50% due 3/15/05..........................          823,204
     150,000       6.875% due 2/1/06..........................          154,404
                  Nissan Auto Receivables Owner Trust:
     365,000       5.75% due 6/15/06..........................          379,028
                  Petrozuata Finance, Inc.:
     500,000(1)    7.63% due 4/1/09 (Cost $473,750 purchased
                   8/30/01)...................................          469,065
                  Pitney Bowes Credit Corp.:
     500,000       8.625% due 2/15/08.........................          581,530
                  WFS Financial Owner Trust:
     550,000       7.17% due 2/20/08..........................          587,371
                                                                 --------------
                                                                      6,471,628
                                                                 --------------
                  FINANCIAL SERVICES - 2.78%
                  Credit Suisse First Boston USA, Inc.:
     300,000       6.125% due 4/15/11.........................          305,472
     200,000       5.875% due 8/1/06..........................          198,858
                  Doral Financial Corp.:
     250,000       8.50% due 7/8/04...........................          265,474
                  ING Capital Funding Trust III:
     720,000       8.439% due 12/29/49........................          801,535
                  Osprey Trust/Osprey I, Inc.:
     390,000(2)    7.797% due 1/15/03 (Cost $390,000 purchased
                   9/28/00)(1)................................           89,720
                  Society Corp.:
     300,000       8.125% due 6/15/02.........................          308,604
                                                                 --------------
                                                                      1,969,663
                                                                 --------------
                  FOODS - 1.81%
                  Aramark Services, Inc.:
     500,000       6.75% due 8/1/04...........................          487,635
                  Tyson Foods, Inc.:
     750,000(1)    8.25% due 10/1/11
                   (Cost $747,390 purchased 9/27/01)..........          796,432
                                                                 --------------
                                                                      1,284,067
                                                                 --------------
                  HEALTHCARE - 1.13%
                  Cardinal Health, Inc.:
     250,000       6.75% due 2/15/11..........................          263,145
                  HEALTHSOUTH Corp.:
     500,000(1)    8.375% due 10/1/11 (Cost $499,160 purchased
                   9/24/01)...................................          535,000
                                                                 --------------
                                                                        798,145
                                                                 --------------

--------------------------------------------------------------------------------

November 30, 2001                                                            103
AG CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  INFORMATION PROCESSING -
                  DATA SERVICES - 1.17%
                  Citizens Communications, Inc.:
 $   500,000(1)    7.625% due 8/15/08 (Cost $497,550 purchased
                   8/13/01)...................................   $      514,498
                  Computer Sciences Corp.:
     300,000       6.75% due 6/15/06..........................          313,156
                                                                 --------------
                                                                        827,654
                                                                 --------------
                  INSURANCE - CASUALTY - 0.75%
                  Ace INA Holdings, Inc.:
     500,000       8.20% due 8/15/04..........................          532,520
                                                                 --------------
                  INSURANCE - MISCELLANEOUS - 0.29%
                  Nationwide Mutual Insurance Co.:
     200,000       8.25% due 12/1/31..........................          201,984
                                                                 --------------
                  INSURANCE - MULTILINE - 0.96%
                  CNA Financial Corp.:
     500,000       6.25% due 11/15/03.........................          486,680
                  Fairfax Financial Holdings, Ltd.:
     250,000       7.375% due 3/15/06.........................          196,576
                                                                 --------------
                                                                        683,256
                                                                 --------------
                  LEISURE TIME - 0.72%
                  Harrahs Operating, Inc.:
     500,000       7.125% due 6/1/07..........................          509,327
                                                                 --------------
                  MACHINERY - CONSTRUCTION
                  & CONTRACTS - 0.17%
                  Calpine Corp.:
     125,000       8.50% due 2/15/11..........................          123,773
                                                                 --------------
                  MACHINERY -
                  INDUSTRIAL/SPECIALTY - 0.78%
                  PHH Corp.:
     545,000       8.125% due 2/3/03..........................          556,102
                                                                 --------------
                  MEDICAL TECHNOLOGY - 0.72%
                  Quest Diagnostics, Inc.:
     500,000       6.75% due 7/12/06..........................          513,405
                                                                 --------------
                  MERCHANDISING - DEPARTMENT - 1.37%
                  Dillards, Inc.:
     500,000       6.43% due 8/1/04...........................          478,700
                  Kmart Corp.:
     500,000       7.49% due 7/16/02..........................          492,385
                                                                 --------------
                                                                        971,085
                                                                 --------------

     PAR
   VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             METALS - 1.12%
             Noranda, Inc.:
 $   750,000  8.375% due 2/15/11...............................   $      795,660
                                                                  --------------
             MISCELLANEOUS - 0.92%
             USEC, Inc.:
     400,000  6.75% due 1/20/09................................          353,092
     100,000  6.625% due 1/20/06...............................           93,681
             Veritas DGC, Inc.:
     200,000  9.75% due 10/15/03...............................          204,000
                                                                  --------------
                                                                         650,773
                                                                  --------------
             OIL - INTEGRATED DOMESTIC - 0.92%
             Amerada Hess Corp.:
     500,000  5.90% due 8/15/06................................          504,795
             Pennzoil Co.:
     130,000  10.25% due 11/1/05...............................          149,252
                                                                  --------------
                                                                         654,047
                                                                  --------------
             OIL - SERVICE - PRODUCTS - 0.23%
             Triton Energy, Ltd.:
     145,000  9.25% due 4/15/05................................          160,902
                                                                  --------------
             OIL - SERVICES - 0.72%
             Witco Corp.:
     500,000  6.60% due 4/1/03.................................          509,440
                                                                  --------------
             OIL/GAS PRODUCERS - 0.28%
             Pure Resources, Inc.:
     200,000  7.125% due 6/15/11...............................          195,566
                                                                  --------------
             RAILROAD - 0.47%
             Stagecoach Holdings, Plc.:
     350,000  8.625% due 11/15/09..............................          331,184
                                                                  --------------
             REAL ESTATE - 0.74%
             EOP Operating Limited Partnership:
     500,000  7.375% due 11/15/03..............................          526,240
                                                                  --------------
             REAL ESTATE INVESTMENT TRUSTS - 0.74%
             Healthcare Realty Trust, Inc.:
     500,000  8.125% due 5/1/11................................          520,807
                                                                  --------------
             SECURITIES RELATED - 1.82%
             Lehman Brothers Holdings, Inc.:
     450,000  6.25% due 5/15/06................................          466,366
             Morgan Stanley Dean Witter & Co.:
     150,000  6.75% due 4/15/11................................          155,978
             Salomon Smith Barney Holdings, Inc.:
     645,000  5.875% due 3/15/06...............................          666,891
                                                                  --------------
                                                                       1,289,235
                                                                  --------------

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  TELECOMMUNICATIONS - 4.24%
                  AT&T Corp.:
 $   200,000(1)    8.00% due 11/15/31 (Cost $500,000 purchased
                   3/22/01)...................................   $      201,020
                  British Telecommunications, Plc.:
     370,000       7.625% due 12/15/05........................          400,081
     210,000       1.00% due 12/15/10.........................          234,801
                  Crown Castle International Corp.:+
     300,000       1.00% due 11/15/07.........................          261,000
                  Marconi, Plc.:
     375,000       8.375% due 9/15/30.........................          138,750
                  Qwest Capital Funding, Inc.:
     300,000(1)    7.625% due 8/3/21 (Cost $494,790 purchased
                   7/25/01)...................................          294,276
                  Singapore Telecommunications:
     200,000(1)    7.375% due 12/1/31(Cost 198,772 purchased
                   11/15/01)..................................          206,562
                  Sprint Capital Corp.:
     200,000       5.70% due 11/15/03.........................          204,916
                  Voicestream Wireless Corp.:
     250,000       10.375% due 11/15/09.......................          287,920
                  WCG Note Trust:
     500,000(1)    8.25% due 3/15/04 (Cost $500,000 purchased
                   3/22/01)...................................          512,440
                  Worldcom, Inc.:
     250,000       8.25% due 5/15/31..........................          262,260
                                                                 --------------
                                                                      3,004,026
                                                                 --------------
                  UTILITIES - ELECTRIC - 4.72%
                  Edison Mission Energy:
     500,000       10.00% due 8/15/08.........................          537,470
                  Entergy Arkansas, Inc.:
     500,000       6.125% due 7/1/05..........................          510,420
                  First Energy Corp.:
     200,000       7.375% due 11/15/31........................          196,722
                  Georgia Power Co.:
     585,000       6.20% due 2/1/06...........................          606,335
                  Mirant Americas Generation LLC:
     200,000       8.30% due 5/1/11...........................          197,350
                  Pennsylvania Electric Co.:
     750,000       6.625% due 4/1/19..........................          692,782
                  PP&L Transition Bond Co.:
     405,000       7.05% due 6/25/09..........................          442,060

--------------------------------------------------------------------------------

104                                                           November 30, 2001
 AG CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  UTILITIES - ELECTRIC - Continued
                  South Carolina Electric & Gas Co.:
 $   155,000       6.70% due 2/1/11...........................   $      159,290
                                                                 --------------
                                                                      3,342,429
                                                                 --------------
                  UTILITIES - GAS, DISTRIBUTION - 0.53%
                  Northern Illinois Gas Co.:
     365,000       6.625% due 2/1/11..........................          376,870
                                                                 --------------
                  UTILITIES - GAS, PIPELINE - 1.11%
                  Peco Energy Transition Trust:
     750,000       6.13% due 3/1/09...........................          784,885
                                                                 --------------
                  UTILITIES - MISCELLANEOUS - 1.51%
                  Kinder Morgan Energy Partners, L.P.:
     250,000       6.75% due 3/15/11..........................          256,968
                  PSE&G Transition Funding L.L.C.:
     770,000       6.75% due 6/15/16..........................          814,316
                                                                 --------------
                                                                      1,071,284
                                                                 --------------
                  TOTAL CORPORATE BONDS
                  (Cost $38,313,432)..........................       38,785,609
                                                                 --------------
                  FOREIGN BONDS - 1.58%

                  ELECTRONIC INSTRUMENTS - 0.29%
                  BAE Systems Asset Trust, Series 2001,
                   Class G:
     196,847(1)    6.664% due 9/15/13 (Cost $200,000 purchased
                   6/04/01)...................................          204,293
                                                                 --------------
                  FINANCE COMPANIES - 0.31%
                  British Gas International Finance:
     930,000       0.01% due 11/4/21..........................          217,016
                                                                 --------------
                  INSURANCE - MULTILINE - 0.22%
                  Fairfax Financial Holdings, Ltd.:
     250,000       8.25% due 10/1/15..........................          154,042
                                                                 --------------
                  MULTIMEDIA - 0.28%
                  Shaw Communications, Inc.:
     200,000       7.25% due 4/6/11...........................          202,730
                                                                 --------------
                  TELECOMMUNICATIONS - 0.48%
                  Telefonica Europe BV:
     300,000       8.25% due 9/15/30..........................          341,160
                                                                 --------------
                  TOTAL FOREIGN BONDS
                  (Cost $1,113,653)...........................        1,119,241
                                                                 --------------

     PAR
   VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT - 43.06%
             FEDERAL AGENCIES - 1.27%
             Financing Corp.:
 $ 1,525,000  0.00% due 5/11/18................................   $      535,245
             Tennessee Valley Authority:
     360,000  5.625% due 1/18/11...............................          361,796
                                                                  --------------
                                                                         897,041
                                                                  --------------
             GOVERNMENT SPONSORED - 32.77%
             Federal Home Loan Bank:
     640,000  7.22% due 2/25/03................................          676,499
     160,000  6.01% due 12/3/08................................          160,000
             Federal Home Loan Mortgage Corp.:
     141,840  8.00% due 1/1/29.................................          149,685
     469,000  8.00% due 12/1/29................................          494,940
     357,982  8.00% due 12/1/30................................          377,782
      11,065  8.00% due 1/1/31.................................           11,677
     750,000  6.00% due 12/1/99................................          742,973
             Federal National
             Mortgage Association:
     355,536  7.50% due 11/1/14................................          375,200
      28,518  7.50% due 8/1/15.................................           29,935
   1,840,000  7.125% due 6/15/10...............................        2,060,230
   5,750,000  7.00% due 12/1/2099..............................        5,915,312
   2,750,000  6.50% due 12/1/2099..............................        2,826,478
   5,400,000  6.50% due 12/1/2099..............................        5,460,750
     285,000  5.69% due 1/23/06................................          290,834
             Government National
             Mortgage Association:
     244,782  7.50% due 5/15/29................................          255,262
     253,257  7.50% due 7/15/29................................          264,099
     164,187  7.50% due 7/15/29................................          171,216
     389,320  7.50% due 8/15/29................................          405,987
     228,786  7.50% due 9/15/29................................          238,580
     139,085  7.50% due 11/15/29...............................          145,040
     204,617  7.50% due 11/15/29...............................          213,377
     373,834  7.50% due 11/15/29...............................          389,838
      78,840  7.50% due 9/15/30................................           82,165
     202,142  7.50% due 10/15/30...............................          210,669
      73,904  7.50% due 11/15/30...............................           77,021
     228,440  7.50% due 1/15/31................................          238,075
     357,782  7.50% due 1/15/31................................          372,873
     281,375  6.00% due 3/15/29................................          279,352
     314,687  6.00% due 4/15/29................................          312,424
                                                                  --------------
                                                                      23,228,273
                                                                  --------------

     PAR
   VALUE                                                       MARKET VALUE

-----------------------------------------------------------------------------
             U.S. GOVERNMENT BONDS AND NOTES - 9.02%
             United States Treasury Bonds:
 $   950,000  6.25% due 5/15/30............................   $    1,061,919
     225,000  5.375% due 2/15/31...........................          228,587
   2,200,000  0.00% due 11/15/22...........................          654,676
             United States Treasury Notes:
     500,000  5.00% due 2/15/11............................          509,685
   3,000,000  5.00% due 8/15/11............................        3,057,660
     900,000  3.50% due 11/15/06...........................          877,707
                                                              --------------
                                                                   6,390,234
                                                              --------------
             TOTAL UNITED STATES GOVERNMENT
             (Cost $30,201,931)............................       30,515,548
                                                              --------------
             SHORT-TERM INVESTMENTS - 20.55%
             COMMERCIAL PAPER - 15.51%
             CVS Corp.:
   3,000,000  2.00% due 12/7/01............................        2,998,999
             Delaware Funding Corp.:
   3,000,000  2.02% due 12/13/01...........................        2,997,978
             Salomon Smith Barney
              Holdings, Inc.:
   2,000,000  2.00% due 12/13/01...........................        1,998,665
             Windmill Funding Corp.:
   3,000,000  2.02% due 12/13/01...........................        2,997,978
                                                              --------------
                                                                  10,993,620
                                                              --------------
             REPURCHASE AGREEMENT - 5.04%
   3,572,000 State Street Bank,
              2.00% dated 11/30/01, to be repurchased at
              $3,572,595 on 12/03/01, collateralized by
              Federal National Mortgage Association Notes,
              2.62%, 02/28/02, with a market value of
              $3,681,500...................................        3,572,000
                                                              --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $14,565,620)............................       14,565,620
                                                              --------------
             TOTAL INVESTMENTS
             (Cost $84,194,636) - 119.92%..................       84,986,018
             Other assets and liabilities,
              net - (19.92)%...............................      (14,117,194)
                                                              --------------
             NET ASSETS - 100%.............................   $   70,868,824
                                                              --------------

             * Non-income producing
             + Security represents an investment in an
               affiliated company.

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2001, the aggregate value of these securities was $5,088,230 representing 7.18% of net assets.
(2) Issuer filed for protection under Federal Bankruptcy Code or is in default of interest payments.

--------------------------------------------------------------------------------

November 30, 2001       AG GOVERNMENT SECURITIES FUND (Unaudited)            105


----------------------------------------------------------------
                            Average Annual Total Return
                 -----------------------------------------------
  6 Months         1 Year              5 Years          10 Years
----------------------------------------------------------------
   6.61%           10.82%               7.00%             7.09%


[CHART APPEARS HERE]

                         Growth of $10,000 Investment

                             Government             Lehman
                             Securities            US Govt
                             ----------            -------
11/30/91                     $10,000.00           $10,000.00
12/31/91                      10,338.16            10,341.00
12/31/92                      11,083.04            11,087.91
12/31/93                      12,280.33            12,269.83
12/31/94                      11,728.53            11,855.73
12/31/95                      13,778.31            14,029.99
12/31/96                      14,041.76            14,418.89
12/31/97                      15,292.89            15,801.40
12/31/98                      16,662.82            17,358.03
12/31/99                      16,200.39            16,970.28
12/29/00                      18,289.76            19,217.23
11/30/01                      19,840.00            20,789.05

Past performance is not predictive of future performance. The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings

   1. Government National Mortgage Association,
       6.50% due 08/15/31....................   4.91%
   2. Federal Farm Credit Bank,
       6.76% due 09/27/07....................   3.95%
   3. United States Treasury Bonds,
       8.75% due 08/15/20....................   3.95%
   4. Federal Home Loan Bank,
       6.12% due 08/26/08....................   3.69%
   5. United States Treasury Bonds,
       6.13% due 08/15/29....................   3.68%
   6. Federal National Mortgage Association,
       5.25% due 01/15/09....................   3.62%
   7. KFW International Finance, Inc.,
       7.13% due 02/15/05....................   3.55%
   8. Federal National Mortgage Association,
       6.63% due 11/15/30....................   3.08%
   9. United States Treasury Notes,
       5.50% due 05/15/09....................   2.65%
  10. Federal National Mortgage Association,
       7.13% due 06/15/10....................   2.41%

MANAGEMENT OVERVIEW
A discussion with VALIC

How did the fund perform relative to its benchmark?
The Government Securities Fund performed close to its benchmark. The Fund returned 6.61% to the index's 6.26% return for the six month period ending 11/30/01.

Which portfolio holdings were among the Fund's best performers?
Government bonds of most maturities and issuance type--Treasuries, Government Sponsored Enterprises, and Mortgages--all rallied. Long maturity issues performed best although their performance gap over intermediate maturity notes was modest. Generally investors sought safety and predictability; government bonds provided both.

Were there any disappointments in the Fund?
Generally, there were none as all maturities and issuance type had positive total returns. Mortgage backed securities lagged the return of Treasury and Government Sponsored Enterprise bonds. High mortgage refinancing activities kept investors slightly wary of this asset class as their maturities shorten as rates fall.

What is your outlook for the next fiscal period?
Mortgage bonds and investments that have returns above those available in Treasury securities should fare best. The period of Central Bank rate cuts is nearer to its end than its beginning. Usually this means economic activity will rise. With that, investors should seek higher risk and higher return investments. This is likely to keep US Government debt under pressure.

-------------------------------------------------------------------------------

106                                                            November 30, 2001
      AG GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited)

    PAR
   VALUE                                                           MARKET VALUE

-------------------------------------------------------------------------------
            CORPORATE BONDS - 6.05%
            BANKS - 0.35%
 $  500,000 Oesterreich Federal Financing Agency,
             3.625% due 10/18/04................................   $    500,375
                                                                   ------------
            FINANCE COMPANIES - 3.55%
  4,575,000 KFW International Finance, Inc.,
             7.125% due 2/15/05.................................      4,950,013
                                                                   ------------
            OIL - SERVICES - 2.15%
  2,863,000 Rowan Companies, Inc.,
             5.88% due 3/15/12..................................      2,997,274
                                                                   ------------
            TOTAL CORPORATE BONDS
            (Cost $7,928,751)...................................      8,447,662
                                                                   ------------
            FOREIGN GOVERNMENT BOND - 0.48%
    650,000 International Bank for Reconstruction & Development,
             5.00% due 3/28/06
             (Cost $649,577)....................................        667,238
                                                                   ------------
            UNITED STATES GOVERNMENT - 90.70%
            FEDERAL AGENCIES - 19.70%
            Federal Farm Credit Bank:
  5,000,000  6.76% due 9/27/07..................................      5,514,050
  2,000,000  6.30% due 12/3/13..................................      2,103,120
  1,000,000  6.06% due 5/28/13..................................      1,026,250
  1,000,000  6.00% due 3/7/11...................................      1,034,530
  1,000,000  5.80% due 6/17/05..................................      1,051,410
  1,000,000  5.64% due 4/4/11...................................      1,006,870
  1,000,000  5.15% due 4/17/06..................................      1,029,060
  1,500,000  3.125% due 10/1/03.................................      1,492,740
  3,400,000 Financing Corp.,
            Zero coupon due 5/11/18.............................      1,193,332
  1,000,000 Housing & Urban Development,
             4.97% due 8/1/05...................................      1,023,621
            Tennessee Valley Authority:
  2,500,000  6.75% due 11/1/25..................................      2,732,350
  2,000,000  6.375% due 6/15/05.................................      2,140,620
  3,000,000  6.00% due 3/15/13..................................      3,096,309
    500,000  5.625% due 1/18/11.................................        502,495
  2,500,000  5.375% due 11/13/08................................      2,532,800
                                                                   ------------
                                                                     27,479,557
                                                                   ------------

    PAR
   VALUE                                                            MARKET VALUE

--------------------------------------------------------------------------------
            GOVERNMENT SPONSORED - 52.67%
            Federal Home Loan Bank:
 $5,000,000  6.12% due 8/26/08...................................   $  5,149,200
    300,000  6.01% due 12/3/08...................................        300,000
  1,000,000  5.95% due 3/16/09...................................      1,038,590
  3,000,000  5.905% due 3/27/08..................................      3,131,250
  2,000,000  5.65% due 3/8/06....................................      2,075,000
  2,000,000  5.54% due 4/24/06...................................      2,057,820
  1,500,000  4.65% due 10/17/06..................................      1,502,364
  2,885,000  4.125% due 11/15/06.................................      2,821,443
            Federal Home Loan Mortgage Corp.:
      2,488  8.25% due 4/1/17....................................          2,676
    159,411  8.00% due 2/1/30....................................        168,228
     66,778  8.00% due 8/1/30....................................         70,472
    342,526  8.00% due 5/1/31....................................        361,471
    291,961  8.00% due 6/1/31....................................        308,109
    900,000  7.50% due 12/1/99...................................        945,279
  2,000,000  6.375% due 8/1/11...................................      2,095,164
  1,400,000  5.875% due 3/21/11..................................      1,421,000
     57,765  5.50% due 2/25/19...................................         58,179
            Federal National Mortgage Association:
      1,944  14.50% due 11/1/14..................................          2,360
      5,237  13.00% due 11/1/15..................................          6,222
      2,605  12.50% due 9/1/15...................................          3,068
      1,392  12.00% due 1/1/16...................................          1,616
      5,379  11.50% due 9/1/19...................................          6,189
  2,950,000  7.50% due 12/1/99...................................      3,067,086
  3,000,000  7.125% due 6/15/10..................................      3,359,070
  3,000,000  7.00% due 12/1/99...................................      3,086,250
  4,000,000  6.625% due 11/15/30.................................      4,296,800
  1,500,000  6.50% due 12/1/99...................................      1,541,715
  2,000,000  6.15% due 3/15/11...................................      2,013,740
    605,000  5.69% due 1/23/06...................................        617,384
  1,000,000  5.55% due 3/16/06...................................      1,035,620
  1,350,000  5.50% due 3/15/11...................................      1,357,803
  1,000,000  5.25% due 6/15/06...................................      1,030,940
  1,000,000  5.25% due 8/14/06...................................      1,015,440
  5,000,000  5.25% due 1/15/09...................................      5,042,200
  3,500,000  5.00% due 11/17/11..................................      3,318,420
    500,000  4.50% due 10/17/06..................................        495,000
  1,350,000  4.00% due 11/17/06..................................      1,313,712
  1,500,000  3.75% due 12/3/04...................................      1,493,400
  2,000,000  3.50% due 9/15/04...................................      1,990,320
            Government National Mortgage Association:
    435,860  7.50% due 2/15/29...................................        454,794
     21,637  7.50% due 7/15/30...................................         22,550
     32,587  7.50% due 10/15/30..................................         33,961
    755,770  7.50% due 1/15/31...................................        787,648
    326,504  7.50% due 2/15/31...................................        340,276
  6,752,100  6.50% due 8/15/31...................................      6,851,220
  1,000,000  6.00% due 12/15/99..................................        992,810

    PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
            GOVERNMENT SPONSORED - Continued
            Student Loan Marketing Association:
 $3,125,000  6.55% due 12/2/13.................................   $  3,339,844
  1,000,000  5.25% due 3/15/06.................................      1,032,500
                                                                  ------------
                                                                    73,456,203
                                                                  ------------
            UNITED STATES BONDS & NOTES - 18.33%
            United States Treasury Bonds:
  1,500,000  9.00% due 11/15/18................................      2,080,785
  4,000,000  8.75% due 8/15/20.................................      5,502,480
  4,700,000  6.125% due 8/15/29................................      5,126,659
  3,100,000  5.375% due 2/15/31................................      3,149,414
  1,500,000  5.25% due 11/15/28................................      1,444,680
            United States Treasury Notes:
  3,500,000  5.50% due 5/15/09.................................      3,697,435
  1,980,000  5.00% due 2/15/11.................................      2,018,353
  1,500,000  4.75% due 11/15/08................................      1,518,285
  1,000,000  4.25% due 11/15/03................................      1,026,870
                                                                  ------------
                                                                    25,564,961
                                                                  ------------
            TOTAL UNITED STATES GOVERNMENT
            (Cost $123,064,091)................................    126,500,721
                                                                  ------------
            SHORT-TERM INVESTMENTS - 9.64%
            COMMERCIAL PAPER - 6.29%
            Federal Farm Credit Bank:
  4,000,000  5.75% due 12/7/28.................................      3,776,880
            Salomon Smith Barney Holdings, Inc.:
  5,000,000  2.00% due 12/13/01................................      4,996,664
                                                                  ------------
                                                                     8,773,544
                                                                  ------------
            REPURCHASE AGREEMENT - 3.35%
  4,671,000 State Street Bank, 2.00% dated
             11/30/01, to be repurchased at $4,671,779 on
             12/03/01, collateralized by Federal National
             Mortgage Association Notes, 2.62%, 02/28/02, with
             a market value of $4,815,800......................      4,671,000
                                                                  ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $13,496,137).................................     13,444,544
                                                                  ------------
            TOTAL INVESTMENTS
            (Cost $145,138,556) - 106.87%......................    149,060,165
            Other assets and liabilities,
             net -  (6.87%)....................................     (9,585,885)
                                                                  ------------
            NET ASSETS - 100%..................................   $139,474,280
                                                                  ------------
            * Non-income producing

--------------------------------------------------------------------------------

November 30, 2001    AG INTERNATIONAL GOVERNMENT BOND FUND (Unaudited)       107



-------------------------------------------------------------------
                                 Average Annual Total Return
                      ---------------------------------------------
  6 Months              1 Year            5 Years          10 Years
-------------------------------------------------------------------
   4.85%                 3.01%            -0.20%             4.95%

[CHART APPEARS HERE]

Growth of $10,000 Investment

                        International      Salomon Bros
                       Government Bond      Non US Govt     JP Morgan*
                       ---------------     -------------    ----------
11/30/1991                $10,000.00          $10,000.00
12/31/1991                 10,703.07           10,680.00
12/31/1992                 11,022.66           11,161.86
12/31/1993                 12,587.63           12,812.36     12,812.36
12/31/1994                 13,148.57           13,540.79     12,174.87
12/31/1995                 15,621.37           16,144.85     14,866.83
12/31/1996                 16,308.43           16,763.44     17,027.36
12/31/1997                 15,519.03           16,024.86     17,933.93
12/31/1998                 18,172.19           18,857.96     19,062.87
12/31/1999                 17,091.54           17,883.75     19,837.33
12/29/2000                 16,431.88           17,403.23     21,122.56
11/30/2001                 16,217.68           17,311.29     21,265.84

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.
*The JP Morgan blended index began December, 1993. It is shown here beginning at the market value of the Fund on December 31, 1993. The Fund began using the JP Morgan blended index on June 1, 2001. The index consists of 30% JP Morgan EMBI+ and 70% GBI+.
                                Top 10 Holdings


   1. Federative Republic of Brazil
       8.00% due 04/15/14.....................  2.65%
   2. Russian Federation
       5.00% due 03/30/07.....................  2.64%
   3. United Mexican States
       8.13% due 12/30/19.....................  2.36%
   4. Federal Agricultural Mortgage Corp.
       6.15% due 03/03/14.....................  2.19%
   5. United States Treasury Bonds
       6.25% due 08/15/23.....................  2.15%
   6. Government of Japan
       4.20% due 09/21/15.....................  2.10%
   7. Russian Federation
       12.75% due 06/24/28....................  2.10%
   8. Tennessee Valley Authority
       6.00% due 03/15/13.....................  2.04%
   9. Federal Home Loan Mortgage Corp.
       6.50% due 12/01/2099...................  2.04%
  10. Federal National Mortgage Association
       6.50% due 12/01/2099...................  2.04%

MANAGEMENT OVERVIEW
A discussion with VALIC

How did the fund perform relative to its benchmark?
The fund outperformed its new blended benchmark. The fund returned 4.85% to the blended benchmark's 1.93% return for the six month period ending 11/30/01.

What were the dominant themes for the portfolio?
Two themes were very strong. First, high quality, investment grade government bonds rose in price as a powerful combination of coordinated rate cuts by most of world's Central Banks, and flight to safety investing by many institutions kept bond prices very well supported. The second theme was the slow path of Argentina towards economic chaos as that nation could generate neither sufficient economic growth nor budget restraint to reduce high rates and its pile of debt.

Which portfolio holdings were among the Fund's best performers?
Very attractive price appreciation and coupon income were earned from bond investments in Russia and Colombia. The emerging markets differentiated nations that were following improved policies and had adequate financing from those that were not. As a result, ex-Argentine, the Fund's emerging market component did well.

Were there any disappointments in the Fund?
The weakness of the Japanese Yen, down 3.6%, did impede the fund's performance. Japan is still a very large component of international developed markets. Even though the Fund was underweight in Japan securities, the yen holdings were not hedged and that hurt.

What is your outlook for the next fiscal period?
The performance of the two market sectors--developed world high quality and emerging market below investment grade--should truly differ. The developed markets are likely to be under pressure as the period of coordinated short-term rate cuts comes to an end. Also, investors are likely to be more risk seeking than risk avoiding. This latter point means that investors are likely to put new monies into equities or higher volatility type bonds such as emerging market debt. For emerging markets that avoid fiscal or funding pratfalls it should be a time of strong returns.

-------------------------------------------------------------------------------

108                                                           November 30, 2001
  AG INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)

      PAR
     VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
               GOVERNMENT BONDS - 97.02%

               ARGENTINA - 0.77%
 US$ 1,500,000 Republic of Argentina,
                6.00% due 3/31/23................................   $    782,418
                                                                    ------------

               AUSTRALIA - 0.55%
 A$  1,000,000 Commonwealth of Australia,
                6.75% due 11/15/06...............................        557,524
                                                                    ------------
               AUSTRIA - 1.51%
               Republic of Austria:
 DM  1,000,000  7.25% due 5/3/07.................................        520,374
 (Euro)145,346  6.50% due 11/17/05...............................        141,268
 (Euro)436,038  6.25% due 5/31/06................................        421,851
 (Euro)218,019  5.625% due 7/15/07...............................        206,824
 (Euro)250,000  5.25% due 1/4/11.................................        231,587
                                                                    ------------
                                                                       1,521,904
                                                                    ------------
               BELGIUM - 2.10%
               Kingdom of Belgium:
 (Euro)247,893  8.00% due 12/24/12...............................        279,577
 (Euro)319,733  7.75% due 10/15/04...............................        316,777
 (Euro)371,840  7.00% due 5/15/06................................        370,967
 (Euro)495,787  6.25% due 3/28/07................................        484,230
 (Euro)250,000  5.50% due 3/28/28................................        228,765
 (Euro)250,000  5.00% due 9/28/11................................        226,816
 (Euro)250,000  3.75% due 3/28/09................................        211,946
                                                                    ------------
                                                                       2,119,078
                                                                    ------------
               BRAZIL - 5.20%
               Brazil Federative Republic:
 US$ 1,000,000  14.50% due 10/15/09..............................      1,020,000
 US$ 1,000,000  12.25% due 3/6/30................................        822,500
 US$ 1,000,000  11.00% due 8/17/40...............................        727,500
 US$ 3,694,230 Federative Republic of Brazil,
                8.00% due 4/15/14................................      2,678,317
                                                                    ------------
                                                                       5,248,317
                                                                    ------------
               BULGARIA - 1.66%
               National Republic of Bulgaria:
 US$ 1,000,000  4.5625% due 1/28/02..............................        841,250
 US$ 1,000,000  4.5625% due 1/28/02..............................        836,750
                                                                    ------------
                                                                       1,678,000
                                                                    ------------

       PAR
      VALUE                                                        MARKET VALUE

-------------------------------------------------------------------------------
                      CANADA - 2.27%
                      Government of Canada:
 C$      300,000       9.50% due 6/1/10.........................   $    248,023
 C$      250,000       9.00% due 6/1/25.........................        228,103
 C$    1,000,000       8.75% due 12/1/05........................        740,969
 C$      250,000       8.00% due 6/1/23.........................        206,139
 C$      250,000       7.25% due 6/1/03.........................        169,511
 (Pounds)250,000       6.25% due 11/26/04.......................        369,692
 C$      500,000       5.50% due 6/1/09.........................        326,842
                                                                   ------------
                                                                      2,289,279
                                                                   ------------
                      COLOMBIA - 1.96%
                      Republic of Colombia:
 US$   1,000,000       11.75% due 2/25/20.......................        997,500
 US$   1,000,000       11.75% due 2/25/20.......................        987,500
                                                                   ------------
                                                                      1,985,000
                                                                   ------------
                      DENMARK - 0.76%
                      Kingdom of Denmark:
 DK    1,500,000       8.00% due 5/15/03........................        191,061
 DK    2,500,000       7.00% due 12/15/04.......................        325,174
 DK    1,250,000       7.00% due 11/10/24.......................        188,341
 DK      500,000       6.00% due 11/15/09.......................         65,528
                                                                   ------------
                                                                        770,104
                                                                   ------------
                      ECUADOR - 0.65%
 US$   1,500,000(1)   Republic of Ecuador,
                      5.00% due 8/15/30
                      (Cost $612,000, purchased
                      5/31/01)..................................        652,500
                                                                   ------------
                      EGYPT - 1.18%
 US$   1,250,000(1)   Arab Republic of Egypt,
                      8.75% due 7/11/11
                      (Cost $1,248,513, purchased
                      6/29/01)..................................      1,187,500
                                                                   ------------
                      FINLAND - 1.14%
                      Republic of Finland:
 (Euro)     254,563    7.25% due 4/18/06........................        255,656
 F(Franc) 5,000,000    7.00% due 6/15/04........................        734,850
 (Euro)     168,187    6.00% due 4/25/08........................        161,811
                                                                   ------------
                                                                      1,152,317
                                                                   ------------
                      FRANCE - 3.29%
                      Government of France:
 (Euro)  228,673       8.50% due 12/26/12.......................        269,576
 (Euro)  304,898       6.50% due 10/25/06.......................        301,068
 (Euro)  295,816       6.00% due 10/25/25.......................        293,585
 (Euro)  304,898       5.50% due 4/25/04........................        284,899
 (Euro)1,000,000       5.50% due 4/25/10........................        950,891
 (Euro)  457,347       5.50% due 4/25/29........................        422,392

       PAR
      VALUE                                                        MARKET VALUE

-------------------------------------------------------------------------------
                      FRANCE - Continued
 (Euro)  304,898       5.25% due 4/25/08........................   $    286,538
 (Euro)  600,000       4.00% due 10/25/09.......................        518,131
                                                                   ------------
                                                                      3,327,080
                                                                   ------------
                      GERMANY - 4.69%
                      Federal Republic of Germany:
 (Euro)1,033,875       6.50% due 10/14/05.......................      1,010,054
 (Euro)  522,583       6.25% due 1/4/24.........................        533,761
 (Euro)  522,583       6.00% due 6/20/16........................        523,135
 (Euro)  511,291       4.75% due 7/4/28.........................        430,121
 (Euro)  500,000       4.00% due 7/4/09.........................        432,988
                      Kreditanstalt Fur Wiederaufbau:
 (Euro)1,000,000       4.75% due 8/18/06........................        915,597
 (Euro)1,000,000       3.50% due 7/15/04........................        892,171
                                                                   ------------
                                                                      4,737,827
                                                                   ------------
                      GREECE - 0.82%
                      Republic of Greece:
 (Euro)  216,837       7.60% due 1/22/02........................        195,175
 (Euro)  216,837       6.50% due 10/22/19.......................        217,532
 (Euro)  216,837       6.00% due 5/19/10........................        208,908
 (Euro)  216,837       5.95% due 3/24/05........................        205,761
                                                                   ------------
                                                                        827,376
                                                                   ------------
                      GUATEMALA - 1.01%
 US$   1,000,000(1)   Republic of Guatemala,
                       10.25% due 11/8/11
                      (Cost $1,000,000
                      purchased 11/05/01).......................      1,020,000
                                                                   ------------
                      IRELAND - 0.15%
 (Euro)  126,973      Republic of Ireland,
                       8.25% due 8/18/15........................        147,056
                                                                   ------------
                      ITALY - 5.33%
                      Republic of Italy:
 (Euro)  258,228       10.50% due 4/1/05........................        277,862
 (Euro)  258,228       10.50% due 9/1/05........................        282,974
 (Euro)  258,228       9.50% due 1/1/05.........................        268,077
 (Euro)  258,228       9.50% due 2/1/06.........................        278,348
 (Euro)  532,912       9.00% due 11/1/23........................        704,139
 (Euro)  516,456       8.50% due 4/1/04.........................        512,098
 (Euro)  274,684       8.50% due 8/1/04.........................        275,345
 (Euro)  274,684       6.75% due 2/1/07.........................        273,498
 (Euro)  250,000       5.50% due 11/1/10........................        235,551
 (Euro)  500,000       5.25% due 11/1/29........................        439,703
 (Euro)  500,000       5.00% due 2/15/03........................        456,858

--------------------------------------------------------------------------------

November 30, 2001                                                           109

 AG INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

      PAR
     VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
               ITALY - Continued
 (Euro)532,912  5.00% due 5/1/08.................................   $    491,745
 (Euro)258,228  4.50% due 5/1/09.................................        229,794
 (Euro)750,000  4.25% due 11/1/09................................        653,528
                                                                    ------------
                                                                       5,379,520
                                                                    ------------
               JAPAN - 15.73%
               Government of Japan:
(Yen)    100MM  5.00% due 9/21/09................................      1,053,644
(Yen)    100MM  5.00% due 3/20/15................................      1,135,936
(Yen)     75MM  4.50% due 12/20/04...............................        686,135
(Yen)    200MM  4.20% due 9/21/15................................      2,123,194
(Yen)    100MM  3.80% due 9/20/16................................      1,025,970
(Yen)    100MM  3.30% due 6/20/06................................        914,260
(Yen)    200MM  3.20% due 3/20/06................................      1,812,693
(Yen)    100MM  2.70% due 3/20/07................................        901,207
(Yen)    150MM  2.00% due 12/20/07...............................      1,308,729
(Yen)    150MM  1.90% due 3/22/21................................      1,198,733
(Yen)    100MM  1.80% due 12/20/10...............................        850,563
(Yen)    200MM  1.40% due 11/20/03...............................      1,662,912
(Yen)     50MM  1.20% due 6/20/11................................        401,959
(Yen)    100MM  0.53% due 12/20/01...............................        811,556
                                                                    ------------
                                                                      15,887,491
                                                                    ------------
               MEXICO - 6.24%
               United Mexican States:
 US$ 1,000,000  9.875% due 2/1/10................................      1,107,500
 US$ 1,000,000  8.30% due 8/15/31................................        950,000
 US$ 2,500,000  8.125% due 12/30/19..............................      2,387,500
 US$ 2,000,000  6.25% due 12/31/19...............................      1,855,112
                                                                    ------------
                                                                       6,300,112
                                                                    ------------
               NETHERLANDS - 1.89%
               Government of the Netherlands:
 (Euro)380,670  7.75% due 3/1/05.................................        380,390
 (Euro)407,560  6.50% due 4/15/03................................        379,696
 (Euro)207,560  5.75% due 1/15/04................................        194,113
 (Euro)238,794  5.75% due 2/15/07................................        228,778
 (Euro)275,144  5.50% due 7/15/10................................        260,893
 (Euro)275,000  5.50% due 1/15/28................................        256,445
 (Euro)250,000  3.75% due 7/15/09................................        211,857
                                                                    ------------
                                                                       1,912,172
                                                                    ------------
               NEW ZEALAND - 0.21%
 NZ$   500,000 Government of New Zealand,
                6.50% due 2/15/05................................        213,953
                                                                    ------------
               NIGERIA - 0.65%
 US$ 1,000,000 Central Bank of Nigeria,
                6.25% due 11/15/20...............................        658,000
                                                                    ------------

      PAR
     VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                    PANAMA - 1.37%
                    Republic of Panama:
 US$   500,000       8.875% due 9/30/27.........................   $    457,500
 US$   500,000       8.25% due 4/22/08..........................        496,250
 US$   481,466       4.75% due 7/17/02..........................        426,751
                                                                   ------------
                                                                      1,380,501
                                                                   ------------
                    PERU - 0.68%
 US$ 1,000,000      Republic of Peru,
                     1.00% due 3/7/17...........................        691,380
                                                                   ------------
                    PHILIPPINES - 0.87%
 US$ 1,000,000      Philippines Republic,
                    9.875% due 1/15/19..........................        875,000
                                                                   ------------
                    PORTUGAL - 0.88%
                    Republic of Portugal:
 (Euro)457,347       6.625% due 5/13/08.........................        456,109
 (Euro)500,000       3.95% due 7/15/09..........................        428,891
                                                                   ------------
                                                                        885,000
                                                                   ------------
                    RUSSIA - 7.25%
                    Russian Federation:
 US$ 2,000,000(1)    12.75% due 6/24/28
                    (Cost $1,885,000, purchased 5/31/01)........      2,117,500
 US$ 1,000,000(1)    11.00% due 7/24/18 (Cost $791,250,
                    purchased 5/31/01)..........................        945,000
 US$ 5,000,000       5.00% due 3/30/07..........................      2,662,500
 US$ 3,000,000(1)    7.50% due 4/2/07(2) (Cost $1,312,500,
                    purchased 5/31/01)                                1,597,500
                                                                   ------------
                                                                      7,322,500
                                                                   ------------
                    SOUTH AFRICA - 0.45%
 R   4,000,000      Republic of South Africa,
                     13.00% due 8/31/10.........................        453,392
                                                                   ------------
                    SPAIN - 2.18%
                    Kingdom of Spain:
 (Euro)216,705       6.00% due 1/31/08..........................        210,193
 (Euro)301,012       6.00% due 1/31/29..........................        293,470
 (Euro)500,000       5.40% due 7/30/11..........................        467,747
 (Euro)500,000       4.80% due 10/31/06.........................        461,329
 (Euro)489,385       4.50% due 7/30/04..........................        448,228
 (Euro)150,000       4.00% due 1/31/10..........................        128,318
 (Euro)225,000       3.25% due 1/31/05..........................        198,229
                                                                   ------------
                                                                      2,207,514
                                                                   ------------

       PAR
      VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
                 SWEDEN - 0.69%
                 Kingdom of Sweden:
 SK    1,000,000  6.75% due 5/5/14...............................   $    106,477
 SK    2,000,000  6.50% due 10/25/06.............................        201,071
 SK    1,000,000  6.50% due 5/5/08...............................        102,062
 SK    1,000,000  6.00% due 2/9/05...............................         97,992
 SK    1,000,000  5.50% due 4/12/02..............................         94,273
 SK    1,000,000  5.00% due 1/15/04..............................         95,144
                                                                    ------------
                                                                         697,019
                                                                    ------------
                 TURKEY - 0.95%
 US$   1,000,000 Republic of Turkey,
                 11.75% due 6/15/10..............................        963,750
                                                                    ------------
                 UNITED KINGDOM - 3.20%
                 Government of United Kingdom:
 (Pounds)200,000  9.00% due 10/13/08.............................        355,258
 (Pounds)100,000  8.00% due 6/7/21...............................        204,509
 (Pounds)900,000  7.50% due 12/7/06..............................      1,441,270
 (Pounds)584,250  5.75% due 12/7/09..............................        889,660
 (Pounds)250,000  4.25% due 6/7/32...............................        346,906
                                                                    ------------
                                                                       3,237,603
                                                                    ------------
                 UNITED STATES - 18.74%
 US$   2,140,000 Federal Agricultural Mortgage Corp.,
                  6.15% due 3/3/14...............................      2,213,552
 US$   2,000,000 Federal Farm Credit Bank,
                  5.55% due 3/26/08..............................      2,048,740
                 Federal Home Loan Bank:
 US$   1,000,000  6.80% due 11/21/16.............................      1,081,087
 US$     500,000  4.65% due 10/17/06.............................        501,094
                 Federal Home Loan Mortgage Corp.:
 US$   2,000,000  6.50% due 12/1/99..............................      2,057,500
 US$   2,000,000  5.50% due 9/15/11..............................      2,005,000
 (Euro)1,000,000  5.125% due 1/15/12.............................        906,594
                 Federal National Mortgage Association:
 US$   1,000,000  6.625% due 11/15/30............................      1,074,200
 US$   2,000,000  6.50% due 12/1/99..............................      2,055,620
 US$     750,000  5.125% due 12/11/06............................        750,000
 US$   2,000,000 Tennessee Valley Authority,
                  6.00% due 3/15/13..............................      2,064,206
 US$   2,000,000 United States Treasury Bonds,
                  6.25% due 8/15/23..............................      2,172,820
                                                                    ------------
                                                                      18,930,413
                                                                    ------------

--------------------------------------------------------------------------------

110                                                           November 30, 2001
 AG INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                   CONTINUED

       PAR
      VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
                 TOTAL GOVERNMENT BONDS
                 (Cost $101,099,608).............................   $ 97,998,600
                                                                    ------------
                 SUPRANATIONAL - 2.26%
 F(Franc) 1,600,000 Eurofima,
                  9.25% due 12/18/03.............................        241,980
                 European Investment Bank:
 F(Franc) 2,000,000  6.125% due 10/8/04..........................        288,983
 (Euro)   2,000,000  4.00% due 1/15/07...........................      1,754,871
                                                                    ------------
                 TOTAL SUPRANATIONAL
                 (Cost $2,397,661)...............................      2,285,834
                                                                    ------------
                 TOTAL INVESTMENTS
                 (Cost $103,497,269) - 99.28%....................    100,284,434
                 Other assets and liabilities,
                 net - 0.72%.....................................        722,641
                                                                    ------------
                 NET ASSETS - 100.00%............................   $101,007,075
                                                                    ------------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2001, the aggregate value of these securities was $7,520,000 representing 7.45% of net assets.
(2) Security is a "step-up" bond where the coupon rate increased or steps up at a predetermined date. Rate shown reflects the increased rate.

      Currency Legend
      ---------
      A$         Australian Dollar
      C$         Canadian Dollar
      DK         Danish Krone
      (Euro)     Euro Dollar
      Ff (Franc) French Franc
      DM         German Deutschemark
      Lit        Italian Lira
      NZ$        New Zealand Dollar
      (Yen)      Japanese Yen
      R          South African Rand
      SK         Swedish Krona
      Chf        Swiss Franc
      (Pounds)   United Kingdom Pound
      US$        United States Dollar

--------------------------------------------------------------------------------

November 30, 2001         AG 1 MONEY MARKET FUND (Unaudited)                 111

----------------------------------------------------------------
                          Average Annual Total Return
               -------------------------------------------------
  6 Months       1 Year              5 Years            10 Years
----------------------------------------------------------------
   1.46%          4.10%               5.01%               4.52%

[CHART APPEARS HERE]

Growth of $10,000 Investment

                          Money        NYC 30
                          Market       Day CD
                        ----------   ----------
11/30/1991              $10,000.00   $10,000.00
12/31/1991               10,037.72    10,031.42
12/31/1992               10,363.43    10,348.05
12/31/1993               10,642.04    10,615.82
12/31/1994               11,045.59    10,994.29
12/31/1995               11,658.11    11,537.80
12/31/1996               12,241.71    12,060.94
12/31/1997               12,875.94    12,637.76
12/31/1998               13,539.63    13,231.73
12/31/1999               14,182.13    13,821.33
12/29/2000               15,031.73    14,488.23
11/30/2001               15,564.09    14,889.54

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings


   1. Federal Home Loan Mortgage Corp.,
       2.08% due 12/26/01.....................   2.89%
   2. CVS Corp.,
       2.01% due 12/19/01.....................   2.68%
   3. Baxter Interest L, Inc.,
       2.50% due 12/03/01.....................   2.27%
   4. Federal National Mortgage Association,
       1.80% due 03/06/02.....................   2.17%
   5. Federal Home Loan Mortgage Group,
       2.11% due 01/24/02.....................   2.71%
   6. Cardinal Health, Inc.,
       2.50% due 01/17/02.....................   2.17%
   7. Federal Home Loan Mortgage Corp.,
       2.20% due 03/08/02.....................   2.15%
   8. Federal Farm Credit Bank,
       1.98% due 05/14/02.....................   2.12%
   9. Govco, Inc.,
       2.50% due 12/05/01.....................   2.07%
  10. Nationsbank Corp.,
       3.31% due 12/17/01.....................   2.06%


--------------------------------------------------------------------------------

112                                                           November 30, 2001
         AG 1 MONEY MARKET FUND - SCHEDULE OF INVESTMENTS (Unaudited)

     PAR
    VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             COMMERCIAL PAPER - 99.08%
             AEROSPACE/DEFENSE - 1.45%
             General Dynamics Corp.,
 $10,000,000  2.50% due 12/5/01..................................   $  9,997,209
                                                                    ------------
             BANKS - OTHER - 4.70%
             J.P. Morgan Chase & Co.:
   5,485,000  2.50% due 12/7/01..................................      5,481,910
  12,752,000  2.05% due 12/13/01.................................     12,743,286
             Nationsbank Corp.:
  14,180,000  3.30625% due 12/17/01..............................     14,194,898
                                                                    ------------
                                                                      32,420,094
                                                                    ------------
             BANKS - REGIONAL - 0.72%
             Bank One NA Illinois,
   5,000,000  2.88313% due 12/18/01..............................      5,000,562
                                                                    ------------
             BEVERAGE - SOFT DRINKS - 1.43%
             Coca-Cola Enterprises, Inc.,
   9,889,000  2.501% due 12/13/01................................      9,881,252
                                                                    ------------
             DRUGS - 1.44%
             Pfizer, Inc.,
  10,000,000  2.05% due 1/25/02..................................      9,968,680
                                                                    ------------
             FEDERAL AGENCIES - 2.12%
             Federal Farm Credit Bank:
  14,797,000  1.98% due 5/14/02..................................     14,663,531
                                                                    ------------
             FINANCE COMPANIES - 6.99%
             Associates Corp. North America:
   8,000,000  8.47% due 1/7/02...................................      8,036,029
             Caterpillar Financial Services Corp.:
   2,000,000  3.61% due 12/10/01.................................      2,000,090
             Govco, Inc.:
  14,278,000  2.50% due 12/5/01..................................     14,272,630
             Harley Davidson Dealer Funding:
   5,000,000  2.30% due 12/6/01..................................      4,998,403
  10,000,000  2.25% due 12/7/01..................................      9,996,250
   3,000,000  2.07% due 12/6/01..................................      2,999,137
             Household Finance Corp.:
   6,000,000  2.50% due 1/25/02..................................      5,968,828
                                                                    ------------
                                                                      48,271,367
                                                                    ------------

     PAR
    VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             FINANCIAL SERVICES - 2.17%
             Morgan Stanley Dean Witter & Co.:
 $ 7,582,000  2.05% due 12/12/01.................................   $  7,577,251
             Receivables Capital Corp.:
   7,394,000  2.08% due 12/20/01.................................      7,385,883
                                                                    ------------
                                                                      14,963,134
                                                                    ------------
             GOVERNMENT SPONSORED - 49.46%
             Federal Home Loan Bank:
  13,000,000  3.95% due 7/30/02..................................     13,000,000
  10,000,000  2.20% due 1/18/02..................................      9,970,667
  10,000,000  2.11% due 12/26/01.................................      9,985,347
   5,807,000  2.01% due 1/9/02...................................      5,794,355
   3,829,000  1.92% due 4/17/02..................................      3,801,023
   5,000,000  1.88% due 4/17/02..................................      4,964,228
             Federal Home Loan Mortgage Corp.:
  11,000,000  2.50% due 2/1/02...................................     10,955,463
   8,000,000  2.28% due 1/10/02..................................      7,979,733
  10,000,000  2.20% due 12/18/01.................................      9,989,611
  10,000,000  2.20% due 2/15/02..................................      9,953,556
   4,122,000  2.20% due 2/27/02..................................      4,099,833
  14,907,000  2.20% due 3/8/02...................................     14,818,635
  10,000,000  2.18% due 3/15/02..................................      9,937,022
  15,000,000  2.11% due 1/24/02..................................     14,952,525
  20,000,000  2.08% due 12/26/01.................................     19,971,111
  10,000,000  2.02% due 1/2/02...................................      9,982,044
  10,500,000  2.00% due 1/9/02...................................     10,477,250
   5,545,000  1.98% due 5/6/02...................................      5,497,424
   7,911,000  1.97% due 4/25/02..................................      7,848,228
  11,358,000  1.97% due 5/23/02..................................     11,250,475
  10,000,000  1.90% due 1/22/02..................................      9,972,556
   3,276,000  1.81% due 2/7/02...................................      3,264,800
  10,000,000  1.80% due 2/7/02...................................      9,966,000
             Federal National Mortgage Association:
   5,100,000  2.50% due 12/20/01.................................      5,089,991
  10,000,000  2.21% due 2/22/02..................................      9,949,047
   3,147,000  2.20% due 3/21/02..................................      3,125,845
   8,000,000  2.16% due 3/14/02..................................      7,950,560
  10,000,000  2.08% due 12/3/01..................................      9,999,493
  10,956,000  2.02% due 5/23/02..................................     10,849,648
  12,000,000  1.98% due 2/21/02..................................     11,945,880

     PAR
    VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
 $ 4,575,000  1.97% due 5/2/02...................................   $  4,536,946
   5,000,000  1.92% due 5/31/02..................................      4,951,733
  10,000,000  1.89% due 2/28/02..................................      9,953,275
  10,000,000  1.83% due 1/31/02..................................      9,968,992
   9,810,000  1.82% due 4/15/02..................................      9,743,047
  10,000,000  1.81% due 3/15/02..................................      9,947,711
  15,028,000  1.80% due 3/6/02...................................     14,956,617
                                                                    ------------
                                                                     341,400,671
                                                                    ------------
             HARDWARE & TOOLS - 1.46%
             Snap-on, Inc.,
  10,100,000  2.50% due 12/14/01.................................     10,087,743
                                                                    ------------
             HEALTHCARE - 8.60%
             Baxter Interest L, Inc.:
  15,650,000  2.50% due 12/3/01..................................     15,647,896
   9,586,000  2.10% due 12/6/01..................................      9,583,204
             Cardinal Health, Inc.:
  15,000,000  2.50% due 1/17/02..................................     14,950,025
   1,869,000  2.12% due 12/3/01..................................      1,868,780
             United Healthcare Corp.:
   7,394,000  2.50% due 1/18/02..................................      7,368,343
   9,920,000  2.10% due 12/20/01.................................      9,909,005
                                                                    ------------
                                                                      59,327,253
                                                                    ------------
             HOSPITAL SUPPLIES - 1.11%
             Abbott Laboratories,
   7,665,000  2.02% due 12/18/01.................................      7,657,688
                                                                    ------------
             HUMAN RESOURCES - 2.13%
             SBC Communications, Inc., Year 1 & 2,
   4,700,000  2.50% due 12/3/01..................................      4,699,381
  10,000,000  2.50% due 1/8/02...................................      9,975,081
                                                                    ------------
                                                                      14,674,462
                                                                    ------------
             INSURANCE - MULTILINE - 0.77%
             Marsh & McLennan Companies, Inc.,
   5,300,000  2.50% due 12/10/01.................................      5,295,535
                                                                    ------------
             MERCHANDISE - DRUG - 2.68%
             CVS Corp.,
  18,517,000  2.01% due 12/19/01.................................     18,498,390
                                                                    ------------

--------------------------------------------------------------------------------

November 30, 2001                                                           113
   AG 1 MONEY MARKET FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
                  MISCELLANEOUS - 1.84%
                  Ciesco:
 $10,340,000       2.00% due 12/19/01.........................   $   10,329,660
                  Windmill Funding Corp.:
   2,369,000       2.08% due 12/11/01.........................        2,367,631
                                                                 --------------
                                                                     12,697,291
                                                                 --------------
                  SECURITIES RELATED - 8.71%
                  Bear Stearns Co.:
  13,000,000       2.20% due 12/19/01.........................       12,985,700
                  Goldman Sachs Group, L.P.:
   5,000,000       3.90% due 12/31/01.........................        5,000,000
   1,900,000(1)    3.79% due 12/7/01 (Cost $1,903,587,
                  purchased 5/17/01)..........................        1,900,108
  13,000,000       2.61% due 1/14/02..........................       13,003,681
   4,000,000       2.50% due 1/11/02..........................        3,989,292
   2,000,000       2.50% due 1/15/02..........................        1,991,599
                  Merrill Lynch & Co., Inc.:
   9,500,000       2.555% due 12/3/01.........................        9,507,546
   1,000,000       2.24% due 12/3/01..........................          999,995
   9,000,000       2.19% due 12/3/01..........................        9,000,000
                  Salomon, Inc.:
   1,725,000       7.30% due 5/15/02..........................        1,747,849
                                                                 --------------
                                                                     60,125,770
                                                                 --------------
                  UTILITIES - COMMUNICATION - 1.30%
                  BellSouth Corp.,
   9,000,000       2.50% due 12/11/01.........................        8,992,989
                                                                 --------------
                  TOTAL INVESTMENTS
                  (Cost $683,923,621) - 99.08%................      683,923,621
                  Other assets and liabilities,
                  net - 0.92%.................................        6,351,446
                                                                 --------------
                  NET ASSETS
                  (equivalent to $1.00 per share on
                  685,763,000 shares
                  outstanding) - 100%.........................   $  690,275,067
                                                                 --------------
                  * Non-income producing

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2001, the aggregate value of these securities was $1,900,108 representing 0.28% of net assets.

--------------------------------------------------------------------------------

114      STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)      November 30, 2001


                      AG STOCK      AG MIDCAP      AG SMALL CAP     AG NASDAQ-      FOUNDERS/     AG INTERNATIONAL
                       INDEX          INDEX           INDEX        100(R) INDEX   T. ROWE PRICE       EQUITIES
                        FUND           FUND            FUND            FUND       SMALL CAP FUND        FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost.............  $2,904,143,903 $1,008,135,612  $  254,018,103  $   34,448,954  $  677,000,190   $  110,973,442
                   -------------- --------------  --------------  --------------  --------------   --------------
Investments, at
market...........  $4,306,538,880 $  988,431,468  $  226,832,905  $   26,501,589  $  660,701,034   $   99,290,087
Cash
(overdraft)......           5,735            217         159,466             685             269        1,047,445
Foreign cash.....               -              -               -               -               -        4,299,547
Receivable for:
 Investments
 sold............       2,371,414     11,779,907          75,860               -         863,733          146,853
 Capital stock
 sold............       4,769,878        575,256          99,241         554,729         197,033            6,371
 Dividends and
 interest........       5,998,994        967,191         185,145           1,640          87,876          169,689
 Expense
 reimbursement...               -              -               -               -         134,715                -
Other assets.....         197,039         16,010          14,048              18               -          155,576
                   -------------- --------------  --------------  --------------  --------------   --------------
TOTAL ASSETS.....   4,319,881,940  1,001,770,049     227,366,665      27,058,661     661,984,660      105,115,568
                   -------------- --------------  --------------  --------------  --------------   --------------
LIABILITIES:
Payable for:
 Investments
 purchased.......      12,378,462      5,535,738         183,474               -       4,217,255        2,458,982
 Capital stock
 reacquired......         475,853              -               -               -               -        2,314,585
 Custodian fee...         294,638         25,760           8,339           7,920          17,415           43,922
Payable to
affiliates:
 Advisory fees...         911,847        240,404          62,938           7,971         470,559           26,524
 Accounting
 services........         248,404         52,156          12,412           1,389          35,233           19,684
 Transfer agent
 fees............           7,654          1,148             639              10             671            3,831
Directors
retirement and
deferred
compensation
plans............         407,800         69,783             970               6             397           13,354
Accrued expenses
and other
liabilities......         745,760        683,610         129,719          23,998          79,486                -
                   -------------- --------------  --------------  --------------  --------------   --------------
TOTAL
LIABILITIES......      15,470,418      6,608,599         398,491          41,294       4,821,016        4,880,882
                   -------------- --------------  --------------  --------------  --------------   --------------
NET ASSETS.......  $4,304,411,522 $  995,161,450  $  226,968,174  $   27,017,367  $  657,163,644   $  100,234,686
                   -------------- --------------  --------------  --------------  --------------   --------------

------------------------------------------------------------------------------------------------------------------

NET ASSETS
REPRESENTED BY:
Capital stock at
par value of
$0.01 per share..  $    1,286,286 $      541,424  $      173,743  $       60,053  $      769,136   $      132,009
Paid-in capital..   2,656,193,354    904,050,296     222,907,681      36,446,791     772,909,388      105,783,615
Undistributed net
investment income
(loss)...........         592,917         55,894          14,250         (32,315)       (259,705)         410,961
Accumulated net
realized gain
(loss) on
securities.......     243,208,813    109,182,905      30,420,498      (1,645,027)    (99,956,019)       5,059,849
Unrealized
appreciation
(depreciation)
of:
 Investments.....   1,402,394,977    (19,704,144)    (27,185,198)     (7,947,365)    (16,299,156)     (11,683,355)
 Futures.........         735,175      1,035,075         637,200         135,230               -          534,090
 Foreign currency
 translation.....               -              -               -               -               -           (2,483)
                   -------------- --------------  --------------  --------------  --------------   --------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING.....  $4,304,411,522 $  995,161,450  $  226,968,174  $   27,017,367  $  657,163,644   $  100,234,686
                   -------------- --------------  --------------  --------------  --------------   --------------

------------------------------------------------------------------------------------------------------------------

CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share)..........   1,000,000,000  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000    1,000,000,000
 Outstanding.....     128,628,634     54,142,374      17,374,351       6,005,265      76,913,631       13,200,928
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE.......  $        33.46 $        18.38  $        13.06  $         4.50  $         8.54   $         7.59


                   AMERICAN CENTURY
                    INTERNATIONAL
                     GROWTH FUND

------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost.............   $  459,585,624
                   ----------------
Investments, at
market...........   $  446,983,920
Cash
(overdraft)......           60,356
Foreign cash.....          254,095
Receivable for:
 Investments
 sold............       10,529,739
 Capital stock
 sold............                -
 Dividends and
 interest........          562,224
 Expense
 reimbursement...          479,027
Other assets.....          633,642
                   ----------------
TOTAL ASSETS.....      459,503,003
                   ----------------
LIABILITIES:
Payable for:
 Investments
 purchased.......       10,396,514
 Capital stock
 reacquired......          553,821
 Custodian fee...                -
Payable to
affiliates:
 Advisory fees...          368,128
 Accounting
 services........           24,648
 Transfer agent
 fees............              900
Directors
retirement and
deferred
compensation
plans............              306
Accrued expenses
and other
liabilities......           47,676
                   ----------------
TOTAL
LIABILITIES......       11,391,993
                   ----------------
NET ASSETS.......   $  448,111,010
                   ----------------

NET ASSETS
REPRESENTED BY:
Capital stock at
par value of
$0.01 per share..   $      625,079
Paid-in capital..      629,967,889
Undistributed net
investment income
(loss)...........          454,820
Accumulated net
realized gain
(loss) on
securities.......     (170,339,617)
Unrealized
appreciation
(depreciation)
of:
 Investments.....      (12,601,704)
 Futures.........                -
 Foreign currency
 translation.....            4,543
                   ----------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING.....   $  448,111,010
                   ----------------

------------------------------------------------------------------------------------------------------------------

CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share)..........    1,000,000,000
 Outstanding.....       62,507,916
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE.......   $         7.17

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

November 30, 2001                                                           115
          STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED

                       PUTNAM      T. ROWE PRICE                      FOUNDERS                     AMERICAN CENTURY
                   OPPORTUNITIES     BLUE CHIP      CORE EQUITY      LARGE CAP      AG GROWTH &        INCOME &
                        FUND        GROWTH FUND         FUND        GROWTH FUND     INCOME FUND      GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost.............  $    4,505,345  $   18,849,342  $  844,726,648  $  578,408,158  $  250,491,759   $  254,843,417
                   --------------  --------------  --------------  --------------  --------------   --------------
Investments, at
market...........  $    4,273,958  $   18,261,523  $  772,828,628  $  581,234,990  $  240,017,546   $  240,165,983
Cash
(overdraft)......         140,432               -             292             638             596           80,244
Foreign cash.....               -               -               -               -               -                -
Receivable for:
 Investments
 sold............          24,872          16,718               -               -               -          213,143
 Capital stock
 sold............               -          32,229         280,365         461,495          86,515          157,597
 Dividends and
 interest........           2,294          14,237         924,594         200,785         339,032          413,864
 Expense
 reimbursement...               -               -          77,614         134,047               -           62,414
Other assets.....               -               -             159               -              44           15,771
                   --------------  --------------  --------------  --------------  --------------   --------------
TOTAL ASSETS.....       4,441,556      18,324,707     774,111,652     582,031,955     240,443,733      241,109,016
                   --------------  --------------  --------------  --------------  --------------   --------------
LIABILITIES:
Payable for:
 Investments
 purchased.......          11,539         102,465       1,028,237               -               -          106,870
 Capital stock
 reacquired......           8,665               -               -               -          20,815                -
 Custodian fee...           8,017           8,112          23,222          17,179           8,680            9,732
Payable to
affiliates:
 Advisory fees...           3,284          11,456         502,211         466,074         146,179          160,646
 Accounting
 services........             238           1,002          43,270          31,221          13,966           14,154
 Transfer agent
 fees............               5              12           2,407           1,846             409              258
Directors
retirement and
deferred
compensation
plans............               4               2         111,161               -          27,376              107
Accrued expenses
and other
liabilities......           1,167             622         104,809          71,980          60,705           27,969
                   --------------  --------------  --------------  --------------  --------------   --------------
TOTAL
LIABILITIES......          32,919         123,671       1,815,317         588,300         278,130          319,736
                   --------------  --------------  --------------  --------------  --------------   --------------
NET ASSETS.......  $    4,408,637  $   18,201,036  $  772,296,335  $  581,443,655  $  240,165,603   $  240,789,280
                   --------------  --------------  --------------  --------------  --------------   --------------

-------------------------------------------------------------------------------------------------------------------

NET ASSETS
REPRESENTED BY:
Capital stock at
par value of
$0.01 per share..  $        7,937  $       23,124  $      642,379  $      846,390  $      174,584   $      276,546
Paid-in capital..       6,848,940      20,138,076     924,675,844     841,900,504     250,622,074      275,762,228
Undistributed net
investment income
(loss)...........         (18,227)        (15,615)         63,158        (391,012)         26,100           10,137
Accumulated net
realized gain
(loss) on
securities.......      (2,198,626)     (1,356,730)    (81,187,026)   (263,739,059)       (787,817)     (20,906,872)
Unrealized
appreciation
(depreciation)
of:
 Investments.....        (231,387)       (587,819)    (71,898,020)      2,826,832     (10,474,213)     (14,677,434)
 Futures.........               -               -               -               -         604,875          324,675
 Foreign currency
 translation.....               -               -               -               -               -                -
                   --------------  --------------  --------------  --------------  --------------   --------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING.....  $    4,408,637  $   18,201,036  $  772,296,335  $  581,443,655  $  240,165,603   $  240,789,280
                   --------------  --------------  --------------  --------------  --------------   --------------

-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share)..........   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000    1,000,000,000
 Outstanding.....         792,774       2,312,392      64,237,979      84,638,980      17,458,400       27,654,586
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE.......  $         5.56  $         7.87  $        12.02  $         6.87  $        13.76   $         8.71

-------------------------------------------------------------------------------------------------------------------

                   T. ROWE PRICE
                     SCIENCE &
                     TECHNOLOGY
                        FUND
-------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments, at
cost.............  $1,766,067,395
                   ---------------
Investments, at
market...........  $1,598,643,835
Cash
(overdraft)......       1,149,843
Foreign cash.....               -
Receivable for:
 Investments
 sold............               -
 Capital stock
 sold............       2,047,184
 Dividends and
 interest........         344,808
 Expense
 reimbursement...               -
Other assets.....           7,275
                   ---------------
TOTAL ASSETS.....   1,602,192,945
                   ---------------
LIABILITIES:
Payable for:
 Investments
 purchased.......       1,142,193
 Capital stock
 reacquired......             793
 Custodian fee...          37,129
Payable to
affiliates:
 Advisory fees...       1,857,182
 Accounting
 services........          91,399
 Transfer agent
 fees............           6,202
Directors
retirement and
deferred
compensation
plans............         138,441
Accrued expenses
and other
liabilities......         477,458
                   ---------------
TOTAL
LIABILITIES......       3,750,797
                   ---------------
NET ASSETS.......  $1,598,442,148
                   ---------------

-------------------------------------------------------------------------------------------------------------------

NET ASSETS
REPRESENTED BY:
Capital stock at
par value of
$0.01 per share..  $    1,199,907
Paid-in capital..   3,000,593,341
Undistributed net
investment income
(loss)...........      (4,422,479)
Accumulated net
realized gain
(loss) on
securities.......  (1,231,512,852)
Unrealized
appreciation
(depreciation)
of:
 Investments.....    (167,423,560)
 Futures.........               -
 Foreign currency
 translation.....           7,791
                   ---------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING.....  $1,598,442,148
                   ---------------

-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share)..........   1,000,000,000
 Outstanding.....     119,990,667
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE.......  $        13.32

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

116                                                           November 30, 2001
          STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED


                   T. ROWE PRICE     AG SOCIAL        AG ASSET      AG CAPITAL    AG GOVERNMENT  AG INTERNATIONAL   AG 1 MONEY
                       HEALTH        AWARENESS       ALLOCATION    CONSERVATION     SECURITIES      GOVERNMENT        MARKET
                   SCIENCES FUND        FUND            FUND           FUND            FUND         BOND FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost.............  $   42,883,672  $  461,009,559  $  189,286,074 $   84,194,636  $  145,138,556  $  103,497,269  $  683,923,621
                   --------------  --------------  -------------- --------------  --------------  --------------  --------------
Investments, at
market...........  $   46,418,134  $  449,762,547  $  211,580,928 $   84,986,018  $  149,060,165  $  100,284,434  $  683,923,621
Cash
(overdraft)......               -              49             755            792             683       3,499,674              42
Foreign cash.....               -               -               -              -               -         176,732               -
Receivable for:
 Investments
 sold............         170,686               -         850,507        981,663       1,549,962               -               -
 Capital stock
 sold............         184,207         208,602               -         34,186          24,325          43,466       5,680,211
 Dividends and
 interest........          28,107         436,859         842,547        843,078       1,685,979       1,961,571         715,827
 Expense
 reimbursement...               -               -               -              -               -               -               -
Other assets.....              11           4,842           6,840          4,359           2,350          41,374          10,837
                   --------------  --------------  -------------- --------------  --------------  --------------  --------------
TOTAL ASSETS.....      46,801,145     450,412,899     213,281,577     86,850,096     152,323,464     106,007,251     690,330,538
                   --------------  --------------  -------------- --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
 Investments
 purchased.......       1,381,618               -      18,492,934     15,926,072      12,655,687       4,893,528               -
 Capital stock
 reacquired......               -               -          56,796              -          93,259               -        (429,507)
 Custodian fee...           8,947          14,889           8,571          7,914           7,972          15,446          30,994
Payable to
affiliates:
 Advisory fees...          33,929         182,340          79,597         29,585          58,214          39,980         285,611
 Accounting
 services........           2,375          25,019          11,356          4,334           8,323          11,327          39,640
 Transfer agent
 fees............               4           1,226             326             39             104           3,315           1,825
Directors
retirement and
deferred
compensation
plans............               6          45,398          22,175          5,860           9,920          14,585          28,665
Accrued expenses
and other
liabilities......           2,293          91,359          22,712          7,468          15,705          21,995          98,243
                   --------------  --------------  -------------- --------------  --------------  --------------  --------------
TOTAL
LIABILITIES......       1,429,172         360,231      18,694,467     15,981,272      12,849,184       5,000,176          55,471
                   --------------  --------------  -------------- --------------  --------------  --------------  --------------
NET ASSETS.......  $   45,371,973  $  450,052,668  $  194,587,110 $   70,868,824  $  139,474,280  $  101,007,075  $  690,275,067
                   --------------  --------------  -------------- --------------  --------------  --------------  --------------

---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
REPRESENTED BY:
Capital stock at
par value of
$0.01 per share..  $       49,626  $      231,433  $      160,249 $       74,555  $      133,207  $       95,298  $    6,902,760
Paid-in capital..      43,465,924     439,784,811     166,540,616     71,722,746     134,152,707     114,732,324     683,372,307
Undistributed net
investment income
(loss)...........         (97,561)         60,409          99,168         13,090          81,387      (8,790,517)              -
Accumulated net
realized gain
(loss) on
securities.......      (1,580,470)     20,366,777       5,173,473     (1,732,949)      1,185,370      (1,809,031)              -
Unrealized
appreciation
(depreciation)
of:
 Investments.....       3,534,462     (11,247,012)     22,294,854        791,382       3,921,609      (3,212,835)              -
 Futures.........               -         856,250         318,750              -               -               -               -
 Foreign currency
 translation.....              (8)              -               -              -               -          (8,164)              -
                   --------------  --------------  -------------- --------------  --------------  --------------  --------------
 NET ASSETS
 APPLICABLE TO
 SHARES
 OUTSTANDING.....  $   45,371,973  $  450,052,668  $  194,587,110 $   70,868,824  $  139,474,280  $  101,007,075  $  690,275,067
                   --------------  --------------  -------------- --------------  --------------  --------------  --------------

---------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARES:
 Authorized (Par
 value $0.01 per
 share)..........   1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
 Outstanding.....       4,962,599      23,143,343      16,024,876      7,455,548      13,320,719       9,529,783     690,275,067
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE.......  $         9.14  $        19.45  $        12.14 $         9.51  $        10.47  $        10.60  $         1.00

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

For the Six Months Ended November 30, 2001                                  117
                      STATEMENTS OF OPERATIONS (Unaudited)

                                                                  AG NASDAQ-     FOUNDERS/         AG          AMERICAN
                         AG STOCK      AG MIDCAP    AG SMALL CAP    100(R)     T. ROWE PRICE  INTERNATIONAL     CENTURY
                           INDEX         INDEX         INDEX         INDEX       SMALL CAP      EQUITIES     INTERNATIONAL
                           FUND           FUND          FUND         FUND          FUND           FUND        GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends*........     $  28,843,639  $  5,034,493  $  1,496,282  $     5,340  $  2,069,717   $    762,266   $  2,554,989
Interest..........           600,368       897,979       308,753       42,192       811,218         86,049        700,165
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
 Total investment
 income...........        29,444,007     5,932,472     1,805,035       47,532     2,880,935        848,315      3,255,154
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
EXPENSES:
Advisory fees.....         5,751,395     1,482,541       391,777       40,323     2,980,821        185,794      2,390,877
Custodian fees....           183,359        12,709        22,553       11,643        25,105        173,400        394,418
Registration and
filing fees.......            72,602        49,473        10,420        3,989       200,437              -        171,475
Audit fees and tax
services..........           107,774        21,733         4,936          307        14,435         23,790         12,144
Accounting
services..........         1,540,199       344,920        78,355        7,057       231,842         22,081        167,361
Legal fees........            15,061         3,038           690           44         2,017              -          1,696
Directors' fees
and expenses......            55,229        11,137         2,529          157         7,397          5,307          6,224
Report to
shareholders......           123,928        86,433         9,043        2,083       129,851          3,125        102,796
Miscellaneous.....           113,312        21,980        11,184       14,244        10,886         90,718          9,083
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
 Total expenses...         7,962,859     2,033,964       531,487       79,847     3,602,791        504,215      3,256,074
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
 Expense
 reimbursement....                 -             -             -            -      (462,151)             -       (726,871)
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
NET INVESTMENT
INCOME (LOSS).....        21,481,148     3,898,508     1,273,548      (32,315)     (259,705)       344,100        725,951
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES AND
FOREIGN CURRENCY
RELATED
TRANSACTIONS:
Net realized gain
(loss) on
securities and
foreign currency
related transactions:
 Investments......        77,457,328    12,444,828      (290,098)    (280,756)  (21,397,399)    (1,753,284)   (80,784,440)
 Futures..........          (487,866)   (2,197,564)     (595,025)    (389,610)            -     (2,152,229)             -
 Forward currency
 contracts........                 -             -             -            -             -              -         90,808
 Foreign currency
 transaction......                 -             -             -            -             -     (1,099,073)      (510,580)
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
                          76,969,462    10,247,264      (885,123)    (670,366)  (21,397,399)    (5,004,586)   (81,204,212)
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
Net unrealized
appreciation
(depreciation) of
securities and
foreign currency
related
transactions:
 Investments......      (531,584,416)  (86,005,218)  (17,112,133)  (1,372,813)  (22,118,447)   (10,843,102)     7,908,369
 Futures..........           387,375      (708,325)      257,946      178,570             -        631,782              -
 Forward currency
 contracts........                 -             -             -            -             -              -        297,556
 Foreign currency
 translation......                 -             -             -            -             -        166,129         76,857
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
                        (531,197,041)  (86,713,543)  (16,854,187)  (1,194,243)  (22,118,447)   (10,045,191)     8,282,782
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
  Net realized and
  unrealized gain
  (loss) on
  securities and
  foreign currency
  related
  transactions....      (454,227,579)  (76,466,279)  (17,739,310)  (1,864,609)  (43,515,846)   (15,049,777)   (72,921,430)
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------
 INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..     $(432,746,431) $(72,567,771) $(16,465,762) $(1,896,924) $(43,775,551)  $(14,705,677)  $(72,195,479)
                       -------------  ------------  ------------  -----------  ------------   ------------   ------------



                                     T. ROWE PRICE
                          PUTNAM       BLUE CHIP
                       OPPORTUNITIES    GROWTH
                           FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends*........      $   11,663   $     71,548
Interest..........           3,958          6,900
                       ------------- --------------
 Total investment
 income...........          15,621         78,448
                       ------------- --------------
EXPENSES:
Advisory fees.....          18,459         62,596
Custodian fees....          11,336         14,822
Registration and
filing fees.......           2,132            403
Audit fees and tax
services..........              88            201
Accounting
services..........           1,360          5,477
Legal fees........              13             27
Directors' fees
and expenses......              44            102
Report to
shareholders......             351          1,358
Miscellaneous.....              65            632
                       ------------- --------------
 Total expenses...          33,848         85,618
                       ------------- --------------
 Expense
 reimbursement....               -              -
                       ------------- --------------
NET INVESTMENT
INCOME (LOSS).....         (18,227)        (7,170)
                       ------------- --------------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES AND
FOREIGN CURRENCY
RELATED
TRANSACTIONS:
Net realized gain
(loss) on
securities and
foreign currency
related transactions:
 Investments......      (1,051,637)      (220,072)
 Futures..........               -              -
 Forward currency
 contracts........               -              -
 Foreign currency
 transaction......               -       (812,989)
                       ------------- --------------
                        (1,051,637)    (1,033,061)
                       ------------- --------------
Net unrealized
appreciation
(depreciation) of
securities and
foreign currency
related
transactions:
 Investments......         508,746       (103,739)
 Futures..........               -              -
 Forward currency
 contracts........               -              -
 Foreign currency
 translation......               -              -
                       ------------- --------------
                           508,746       (103,739)
                       ------------- --------------
  Net realized and
  unrealized gain
  (loss) on
  securities and
  foreign currency
  related
  transactions....        (542,891)    (1,136,800)
                       ------------- --------------
 INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..      $ (561,118)  $ (1,143,970)
                       ------------- --------------

* Net of foreign withholding taxes of $72,722 and $351,050 for AG International Equities Fund and American Century International Growth Fund, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

118                                  For the Six Months Ended November 30, 2001
               STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED

                                                                                               T. ROWE
                                                                   AMERICAN    T. ROWE PRICE    PRICE
                                       FOUNDERS                    CENTURY       SCIENCE &      HEALTH     AG SOCIAL
                       CORE EQUITY    LARGE CAP    AG GROWTH &     INCOME &     TECHNOLOGY     SCIENCES    AWARENESS
                           FUND      GROWTH FUND   INCOME FUND   GROWTH FUND       FUND          FUND         FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends.........     $  4,921,399  $  1,603,898  $  1,647,064  $  1,934,516  $   3,287,408  $   69,708  $  2,688,410
Interest..........          225,383     1,025,684       100,136       107,201        430,643      26,582       222,559
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
 Total investment
 income...........        5,146,782     2,629,582     1,747,200     2,041,717      3,718,051      96,290     2,910,969
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
EXPENSES:
Advisory fees.....        3,199,726     2,845,805       919,515       946,441      7,330,918     159,094     1,133,606
Custodian fees....              851         5,367         6,679        10,988         26,594      19,089         5,738
Registration and
filing fees.......           82,872       204,908        12,442        66,090        154,152         780             -
Audit fees and tax
services..........           20,824        13,385         5,997         5,334         53,091         318        11,112
Accounting
services..........          279,976       199,206        85,821        86,040        570,183      11,137       158,705
Legal fees........            2,910         1,870           838           746          7,420          38         1,554
Directors' fees
and expenses......           10,671         6,859         3,077         2,732         27,208         139         5,693
Report to
shareholders......           17,805       162,771         6,808        63,881        (25,118)      3,025        12,450
Miscellaneous.....           39,020        10,159         6,110         3,865         66,515         231        12,235
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
 Total expenses...        3,654,655     3,450,330     1,047,287     1,186,117      8,210,963     193,851     1,341,093
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
 Expense
 reimbursement....         (332,003)     (429,736)       (7,679)     (167,794)       (70,433)          -             -
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
NET INVESTMENT
INCOME (LOSS).....        1,824,130      (391,012)      707,592     1,023,394     (4,422,479)    (97,561)    1,569,876
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES AND
FOREIGN CURRENCY
RELATED
TRANSACTIONS:
Net realized gain
(loss) on
securities and
foreign currency
related
transactions:
 Investments......      (34,348,602)  (68,939,156)      (93,888)  (12,550,987)  (683,882,685)   (559,305)    9,236,814
 Futures..........                -             -      (792,006)     (821,732)             -           -    (1,920,704)
 Forward currency
 contracts........                -             -             -             -              -           -             -
 Foreign currency
 transaction......                -             -             -             -       (143,272)        522             -
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
                        (34,348,602)  (68,939,156)     (885,894)  (13,372,719)  (684,025,957)   (558,783)    7,316,110
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
Net unrealized
appreciation
(depreciation) of
securities and
foreign
currency
related transactions:
 Investments......      (55,585,492)   21,598,783   (19,357,686)  (11,496,202)   225,859,941   2,379,987   (44,676,540)
 Futures..........                -             -       644,200       357,375              -           -       755,775
 Forward currency
 contracts........                -             -             -             -              -           -             -
 Foreign currency
 translation......                -             -             -             -        (24,079)         (8)            -
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
                        (55,585,492)   21,598,783   (18,713,486)  (11,138,827)   225,835,862   2,379,979   (43,920,765)
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
  Net realized and
  unrealized gain
  (loss) on
  securities and
  foreign currency
  related
  transactions....      (89,934,094)  (47,340,373)  (19,599,380)  (24,511,546)  (458,190,095)  1,821,196   (36,604,655)
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------
 INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..     $(88,109,964) $(47,731,385) $(18,891,788) $(23,488,152) $(462,612,574) $1,723,635  $(35,034,779)
                       ------------  ------------  ------------  ------------  -------------  ----------  ------------

                        AG ASSET
                       ALLOCATION
                          FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends.........     $   689,671
Interest..........       2,793,561
                       ------------
 Total investment
 income...........       3,483,232
                       ------------
EXPENSES:
Advisory fees.....         494,612
Custodian fees....          15,021
Registration and
filing fees.......             608
Audit fees and tax
services..........           4,690
Accounting
services..........          69,246
Legal fees........             655
Directors' fees
and expenses......           2,403
Report to
shareholders......           6,413
Miscellaneous.....           9,817
                       ------------
 Total expenses...         603,465
                       ------------
 Expense
 reimbursement....               -
                       ------------
NET INVESTMENT
INCOME (LOSS).....       2,879,767
                       ------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
SECURITIES AND
FOREIGN CURRENCY
RELATED
TRANSACTIONS:
Net realized gain
(loss) on
securities and
foreign currency
related
transactions:
 Investments......         419,166
 Futures..........        (458,988)
 Forward currency
 contracts........               -
 Foreign currency
 transaction......               6
                       ------------
                           (39,816)
                       ------------
Net unrealized
appreciation
(depreciation) of
securities and
foreign
currency
related transactions:
 Investments......      (9,683,353)
 Futures..........         337,525
 Forward currency
 contracts........               -
 Foreign currency
 translation......               -
                       ------------
                        (9,345,828)
                       ------------
  Net realized and
  unrealized gain
  (loss) on
  securities and
  foreign currency
  related
  transactions....      (9,385,644)
                       ------------
 INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..     $(6,505,877)
                       ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

For the Six Months Ended November 30, 2001                                   119
               STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED

                                                           AG
                            AG CAPITAL  AG GOVERNMENT INTERNATIONAL AG 1 MONEY
                           CONSERVATION  SECURITIES    GOVERNMENT     MARKET
                               FUND         FUND        BOND FUND      FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends*...............   $        -   $        -    $        -   $        -
Interest.................    2,052,929    3,652,983     3,051,928   10,761,408
                            ----------   ----------    ----------   ----------
 Total investment
 income..................    2,052,929    3,652,983     3,051,928   10,761,408
                            ----------   ----------    ----------   ----------
EXPENSES:
Advisory fees............      160,501      321,198       252,474    1,562,055
Custodian fees...........        9,689        6,958        30,294       21,213
Registration and filing
fees.....................          572        2,616             -        7,340
Audit fees and tax
services.................        1,179        2,511        21,045       12,468
Accounting services......       22,470       44,968        21,648      218,688
Legal fees...............          165          351             -        1,742
Directors' fees and
expenses.................          604        1,286         4,209        6,390
Report to shareholders...        3,384        6,247         4,271       41,477
Miscellaneous............        1,140        2,459        75,822       11,278
                            ----------   ----------    ----------   ----------
 Total expenses..........      199,704      388,594       409,763    1,882,651
                            ----------   ----------    ----------   ----------
 Expense reimbursement...            -            -             -       (7,682)
                            ----------   ----------    ----------   ----------
NET INVESTMENT INCOME
(LOSS)...................    1,853,225    3,264,389     2,642,165    8,886,439
                            ----------   ----------    ----------   ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON SECURITIES
AND
FOREIGN CURRENCY RELATED
TRANSACTIONS:
Net realized gain (loss)
on securities and foreign
currency
related transactions:
 Investments.............      700,289    1,829,561      (951,652)           -
 Futures.................            -            -        (6,406)           -
 Forward currency
 contracts...............            -            -             -            -
 Foreign currency
 transaction.............            -            -    (1,691,874)           -
                            ----------   ----------    ----------   ----------
                               700,289    1,829,561    (2,649,932)           -
                            ----------   ----------    ----------   ----------
Net unrealized
appreciation
(depreciation) of
securities and foreign
currency related
transactions:
 Investments.............      275,577    2,870,103     4,712,734            -
 Futures.................            -            -             -            -
 Forward currency
 contracts...............            -            -             -            -
 Foreign currency
 translation.............            -            -       135,718            -
                            ----------   ----------    ----------   ----------
                               275,577    2,870,103     4,848,452            -
                            ----------   ----------    ----------   ----------
  Net realized and
  unrealized gain (loss)
  on securities and
  foreign currency
  related transactions...      975,866    4,699,664     2,198,520            -
                            ----------   ----------    ----------   ----------
 INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS.........   $2,829,091   $7,964,053    $4,840,685   $8,886,439
                            ----------   ----------    ----------   ----------

* Net of foreign withholding taxes of $46,305 for AG International Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

120             STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)


                                 AG STOCK INDEX FUND               AG MIDCAP INDEX FUND           AG SMALL CAP INDEX FUND
                           --------------------------------  --------------------------------  ------------------------------
                              For the Six       For the         For the Six       For the         For the Six      For the
                             Months Ended      Year Ended      Months Ended      Year Ended      Months Ended     Year Ended
                           November 30, 2001  May 31, 2001   November 30, 2001  May 31, 2001   November 30, 2001 May 31, 2001
                           --------------------------------  --------------------------------  ------------------------------
OPERATIONS:
Net investment
 income (loss)..            $   21,481,148   $   44,676,060    $   3,898,508   $    8,320,846    $  1,273,548    $  3,026,903
Net realized
 gain (loss) on
 securities and
 foreign
 currency
 related
 transactions...                76,969,462      167,365,192       10,247,264      105,117,042        (885,123)     30,071,735
Net unrealized
 appreciation
 (depreciation)
 of securities
 and foreign
 currency
 related
 transactions...              (531,197,041)    (805,660,644)     (86,713,543)     (20,397,476)    (16,854,187)    (21,114,890)
                            --------------   --------------    -------------   --------------    ------------    ------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations....              (432,746,431)    (593,619,392)     (72,567,771)      93,040,412     (16,465,762)     11,983,748
                            --------------   --------------    -------------   --------------    ------------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income.........               (22,489,208)     (44,716,213)      (4,037,134)      (8,324,406)     (1,300,655)     (2,985,546)
Net realized
 gain on
 securities.....                         -     (140,515,680)               -     (223,984,833)              -     (27,775,413)
                            --------------   --------------    -------------   --------------    ------------    ------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders..               (22,489,208)    (185,231,893)      (4,037,134)    (232,309,239)     (1,300,655)    (30,760,959)
                            --------------   --------------    -------------   --------------    ------------    ------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold...........                76,591,805      306,006,047       34,491,738      103,468,415      13,029,398      21,361,937
Reinvestment of
 distributions..                22,489,208      185,231,894        4,037,134      232,309,239       1,300,655      30,760,959
Cost of capital
 stock
 reacquired.....              (179,065,800)    (245,946,228)     (14,442,598)     (71,507,630)     (6,125,113)    (25,418,284)
                            --------------   --------------    -------------   --------------    ------------    ------------
 Increase
  (decrease) in
  net assets
  resulting from
  capital stock
  transactions..               (79,984,787)     245,291,713       24,086,274      264,270,024       8,204,940      26,704,612
                            --------------   --------------    -------------   --------------    ------------    ------------
TOTAL INCREASE
 (DECREASE) IN
 NET
 ASSETS.........              (535,220,426)    (533,559,572)     (52,518,631)     125,001,197      (9,561,477)      7,927,401
NET ASSETS:
Beginning of
 year...........             4,839,631,948    5,373,191,520    1,047,680,081      922,678,884     236,529,651     228,602,250
                            --------------   --------------    -------------   --------------    ------------    ------------
End of year.....            $4,304,411,522   $4,839,631,948    $ 995,161,450   $1,047,680,081    $226,968,174    $236,529,651
                            --------------   --------------    -------------   --------------    ------------    ------------
Undistributed/Accumulated
 net investment
 income (loss)
 included in net
 assets at
 the end of the
 year...........            $      592,917   $    1,419,298    $      55,894   $      120,363    $     14,250    $     41,357
                            --------------   --------------    -------------   --------------    ------------    ------------
SHARES ISSUED
 AND REACQUIRED:
Sold............                 2,230,081        7,418,728        1,875,805        4,540,538         983,904       1,434,463
Issued for
 distributions
 reinvested.....                   679,102        4,872,602          222,156       12,558,348         101,156       2,382,239
Reacquired......                (5,460,608)      (6,114,606)        (815,209)      (3,127,846)       (479,372)     (1,644,407)
                            --------------   --------------    -------------   --------------    ------------    ------------
 Increase
  (decrease) in
  shares
  outstanding...                (2,551,425)       6,176,724        1,282,752       13,971,040         605,688       2,172,295
Shares
 outstanding:
 Beginning of
  year..........               131,180,059      125,003,335       52,859,622       38,888,582      16,768,663      14,596,368
                            --------------   --------------    -------------   --------------    ------------    ------------
 End of year....               128,628,634      131,180,059       54,142,374       52,859,622      17,374,351      16,768,663
                            --------------   --------------    -------------   --------------    ------------    ------------

                              AG NASDAQ-100(R) INDEX FUND
                           ----------------------------------
                              For the Six          From
                             Months Ended    October 2, 2000*
                           November 30, 2001 to May 31, 2001
                           ----------------------------------
OPERATIONS:
Net investment
 income (loss)..              $   (32,315)     $    25,035
Net realized
 gain (loss) on
 securities and
 foreign
 currency
 related
 transactions...                 (670,366)        (974,661)
Net unrealized
 appreciation
 (depreciation)
 of securities
 and foreign
 currency
 related
 transactions...               (1,194,243)      (6,617,892)
                           ----------------- ----------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations....               (1,896,924)      (7,567,518)
                           ----------------- ----------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income.........                        -          (25,272)
Net realized
 gain on
 securities.....                        -                -
                           ----------------- ----------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders..                        -          (25,272)
                           ----------------- ----------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold...........               13,776,476       30,493,609
Reinvestment of
 distributions..                        -           25,272
Cost of capital
 stock
 reacquired.....               (3,866,899)      (3,921,377)
                           ----------------- ----------------
 Increase
  (decrease) in
  net assets
  resulting from
  capital stock
  transactions..                9,909,577       26,597,504
                           ----------------- ----------------
TOTAL INCREASE
 (DECREASE) IN
 NET
 ASSETS.........                8,012,653       19,004,714
NET ASSETS:
Beginning of
 year...........               19,004,714                -
                           ----------------- ----------------
End of year.....              $27,017,367      $19,004,714
                           ----------------- ----------------
Undistributed/Accumulated
 net investment
 income (loss)
 included in net
 assets at
 the end of the
 year...........              $   (32,315)     $      (237)
                           ----------------- ----------------
SHARES ISSUED
 AND REACQUIRED:
Sold............                3,156,527        4,415,252
Issued for
 distributions
 reinvested.....                        -            4,768
Reacquired......                 (883,289)        (687,993)
                           ----------------- ----------------
 Increase
  (decrease) in
  shares
  outstanding...                2,273,238        3,732,027
Shares
 outstanding:
 Beginning of
  year..........                3,732,027                -
                           ----------------- ----------------
 End of year....                6,005,265        3,732,027
                           ----------------- ----------------

* Date operations commenced.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

          STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) - CONTINUED        121



                                    FOUNDERS/ T. ROWE
                                          PRICE                        AG INTERNATIONAL
                                      SMALL CAP FUND                    EQUITIES FUND
                           ------------------------------------ ------------------------------
                              For the Six           From           For the Six      For the
                             Months Ended    December 11, 2000*   Months Ended     Year Ended
                           November 30, 2001  to May 31, 2001   November 30, 2001 May 31, 2001
                           ------------------------------       ------------------------------
OPERATIONS:
Net investment
income (loss)...             $   (259,705)      $   (454,758)     $    344,100    $  1,523,374
Net realized
gain (loss) on
securities and
foreign currency
related
transactions....              (21,397,399)       (78,558,620)       (5,004,586)     10,646,116
Net unrealized
appreciation
(depreciation)
of securities
and foreign
currency related
transactions....              (22,118,447)         5,819,291       (10,045,191)    (41,777,277)
                             ------------       ------------      ------------    ------------
 Increase
 (decrease) in
 net assets
 resulting from
 operations.....              (43,775,551)       (73,194,087)      (14,705,677)    (29,607,787)
                             ------------       ------------      ------------    ------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income..........                        -                  -          (899,996)     (1,167,995)
Net realized
gain on
securities......                        -                  -                 -     (16,385,604)
                             ------------       ------------      ------------    ------------
 Decrease in net
 assets
 resulting from
 distributions
 to
 shareholders...                        -                  -          (899,996)    (17,553,599)
                             ------------       ------------      ------------    ------------
CAPITAL STOCK
TRANSACTIONS:
Proceeds from
capital stock
sold............                4,717,135        835,024,473        52,964,977     117,665,629
Reinvestment of
distributions...                        -                  -           899,996      17,553,599
Cost of capital
stock
reacquired......              (18,386,084)       (47,222,242)      (56,548,327)   (132,374,581)
                             ------------       ------------      ------------    ------------
 Increase
 (decrease) in
 net assets
 resulting from
 capital stock
 transactions...              (13,668,949)       787,802,231        (2,683,354)      2,844,647
                             ------------       ------------      ------------    ------------
TOTAL INCREASE
(DECREASE) IN
NET
ASSETS..........              (57,444,500)       714,608,144       (18,289,027)    (44,316,739)
NET ASSETS:
Beginning of
year............              714,608,144                  -       118,523,713     162,840,452
                             ------------       ------------      ------------    ------------
End of year.....             $657,163,644       $714,608,144      $100,234,686    $118,523,713
                             ------------       ------------      ------------    ------------
Undistributed/Accumulated
net investment
income (loss)
included in net
assets at
the end of the
year............             $   (259,705)      $   (454,758)     $    410,961    $    717,268
                             ------------       ------------      ------------    ------------
SHARES ISSUED
AND REACQUIRED:
Sold............                  546,688         83,539,716         6,732,048      10,950,881
Issued for
distributions
reinvested......                        -                  -           117,361       1,821,647
Reacquired......               (2,204,652)        (4,968,121)       (7,149,815)    (12,251,427)
                             ------------       ------------      ------------    ------------
 Increase
 (decrease) in
 shares
 outstanding....               (1,657,964)        78,571,595          (300,406)        521,101
Shares
outstanding:
 Beginning of
 year...........               78,571,595                  -        13,501,334      12,980,233
                             ------------       ------------      ------------    ------------
 End of year....               76,913,631         78,571,595        13,200,928      13,501,334
                             ------------       ------------      ------------    ------------

                                     AMERICAN CENTURY
                                      INTERNATIONAL
                                       GROWTH FUND                  PUTNAM OPPORTUNITIES FUND
                           ------------------------------------ ----------------------------------
                              For the Six           From           For the Six          From
                             Months Ended    December 11, 2000*   Months Ended    October 2, 2000*
                           November 30, 2001  to May 31, 2001   November 30, 2001 to May 31, 2001
                           ------------------------------------ ----------------------------------
OPERATIONS:
Net investment
income (loss)...             $     725,951       $ 2,742,557       $   (18,227)     $    (7,315)
Net realized
gain (loss) on
securities and
foreign currency
related
transactions....               (81,204,212)      (89,047,111)       (1,051,637)      (1,146,989)
Net unrealized
appreciation
(depreciation)
of securities
and foreign
currency related
transactions....                 8,282,782       (20,879,943)          508,746         (740,133)
                           ----------------- ------------------ ----------------- ----------------
 Increase
 (decrease) in
 net assets
 resulting from
 operations.....               (72,195,479)     (107,184,497)         (561,118)      (1,894,437)
                           ----------------- ------------------ ----------------- ----------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income..........                  (801,986)       (2,299,996)                -                -
Net realized
gain on
securities......                         -                 -                 -                -
                           ----------------- ------------------ ----------------- ----------------
 Decrease in net
 assets
 resulting from
 distributions
 to
 shareholders...                  (801,986)       (2,299,996)                -                -
                           ----------------- ------------------ ----------------- ----------------
CAPITAL STOCK
TRANSACTIONS:
Proceeds from
capital stock
sold............                11,130,721       691,876,705         1,623,223        6,271,916
Reinvestment of
distributions...                   801,986         2,299,996                 -                -
Cost of capital
stock
reacquired......               (24,192,115)      (51,324,325)         (598,030)        (432,917)
                           ----------------- ------------------ ----------------- ----------------
 Increase
 (decrease) in
 net assets
 resulting from
 capital stock
 transactions...               (12,259,408)      642,852,376         1,025,193        5,838,999
                           ----------------- ------------------ ----------------- ----------------
TOTAL INCREASE
(DECREASE) IN
NET
ASSETS..........               (85,256,873)      533,367,883           464,075        3,944,562
NET ASSETS:
Beginning of
year............               533,367,883                 -         3,944,562                -
                           ----------------- ------------------ ----------------- ----------------
End of year.....             $ 448,111,010      $533,367,883       $ 4,408,637      $ 3,944,562
                           ----------------- ------------------ ----------------- ----------------
Undistributed/Accumulated
net investment
income (loss)
included in net
assets at
the end of the
year............             $     454,820      $    442,561       $   (18,227)     $    (7,315)
                           ----------------- ------------------ ----------------- ----------------
SHARES ISSUED
AND REACQUIRED:
Sold............                 1,485,377        69,309,658           294,894          674,249
Issued for
distributions
reinvested......                   108,589           272,556                 -                -
Reacquired......                (3,237,163)       (5,431,101)         (113,045)         (63,324)
                           ----------------- ------------------ ----------------- ----------------
 Increase
 (decrease) in
 shares
 outstanding....                (1,643,197)       64,151,113           181,849          610,925
Shares
outstanding:
 Beginning of
 year...........                64,151,113                 -           610,925                -
                           ----------------- ------------------ ----------------- ----------------
 End of year....                62,507,916        64,151,113           792,774          610,925
                           ----------------- ------------------ ----------------- ----------------

* Date operations commenced.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 122        STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) - CONTINUED


                                 T. ROWE PRICE BLUE CHIP
                                       GROWTH FUND                     CORE EQUITY FUND
                           ----------------------------------- ---------------------------------
                              For the Six          From        For the Six Months    For the
                             Months Ended    November 1, 2000*       Ended          Year Ended
                           November 30, 2001 to May 31, 2001   November 30, 2001   May 31, 2001
                           -----------------------------       ---------------------------------
OPERATIONS:
Net investment
 income (loss)..              $    (7,170)      $    14,803       $  1,824,130    $    2,458,569
Net realized
 gain (loss) on
 securities and
 foreign
 currency
 related
 transactions...               (1,033,061)         (323,659)       (34,348,602)      (33,950,261)
Net unrealized
 appreciation
 (depreciation)
 of securities
 and foreign
 currency
 related
 transactions...                 (103,739)         (484,080)       (55,585,492)      (92,010,576)
                              -----------       -----------       ------------    --------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations....               (1,143,970)         (792,936)       (88,109,964)     (123,502,268)
                              -----------       -----------       ------------    --------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income.........                  (11,404)          (11,854)        (1,974,697)       (2,441,945)
Net realized
 gain on
 securities.....                        -                 -                  -      (341,387,956)
                              -----------       -----------       ------------    --------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders..                  (11,404)          (11,854)        (1,974,697)     (343,829,901)
                              -----------       -----------       ------------    --------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold...........                5,431,402        15,538,743          2,412,744        14,168,932
Reinvestment of
 distributions..                   11,404            11,854          1,974,697       343,829,901
Cost of capital
 stock
 reacquired.....                 (677,920)         (154,283)       (55,985,972)     (111,770,088)
                              -----------       -----------       ------------    --------------
 Increase
  (decrease) in
  net assets
  resulting from
  capital stock
  transactions..                4,764,886        15,396,314        (51,598,531)      246,228,745
                              -----------       -----------       ------------    --------------
TOTAL INCREASE
 (DECREASE) IN
 NET
 ASSETS.........                3,609,512        14,591,524       (141,683,192)     (221,103,424)
NET ASSETS:
Beginning of
 year...........               14,591,524                 -        913,979,527     1,135,082,951
                              -----------       -----------       ------------    --------------
End of year.....              $18,201,036       $14,591,524       $772,296,335    $  913,979,527
                              -----------       -----------       ------------    --------------
Undistributed/Accumulated
 net investment
 income (loss)
 included in net
 assets at
 the end of the
 year...........              $   (15,615)      $     2,949       $     63,158    $      213,725
                              -----------       -----------       ------------    --------------
SHARES ISSUED
 AND REACQUIRED:
Sold............                  698,244         1,719,351            192,867           761,194
Issued for
 distributions
 reinvested.....                    1,525             1,349            167,014        24,972,521
Reacquired......                  (89,740)          (18,337)        (4,552,126)       (5,988,807)
                              -----------       -----------       ------------    --------------
 Increase
  (decrease) in
  shares
  outstanding...                  610,029         1,702,363         (4,192,245)       19,744,908
Shares
 outstanding:
 Beginning of
  year..........                1,702,363                 -         68,430,224        48,685,316
                              -----------       -----------       ------------    --------------
 End of year....                2,312,392         1,702,363         64,237,979        68,430,224
                              -----------       -----------       ------------    --------------

                                      FOUNDERS LARGE                   AG GROWTH & INCOME
                                      CAP GROWTH FUND                         FUND
                           ------------------------------------- -------------------------------
                           For the Six Months        From           For the Six      For the
                                 Ended        December 11, 2000*   Months Ended     Year Ended
                           November 30, 2001   to May 31, 2001   November 30, 2001 May 31, 2001
                           ------------------------------------- -------------------------------
OPERATIONS:
Net investment
 income (loss)..             $    (391,012)      $   (862,390)     $    707,592    $  1,834,999
Net realized
 gain (loss) on
 securities and
 foreign
 currency
 related
 transactions...               (68,939,156)      (194,799,903)         (885,894)      1,901,500
Net unrealized
 appreciation
 (depreciation)
 of securities
 and foreign
 currency
 related
 transactions...                21,598,783        (18,771,951)      (18,713,486)    (37,872,990)
                           ------------------ ------------------ ----------------- -------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations....               (47,731,385)      (214,434,244)      (18,891,788)    (34,136,491)
                           ------------------ ------------------ ----------------- -------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income.........                         -                  -          (812,220)     (1,829,831)
Net realized
 gain on
 securities.....                         -                  -                 -     (56,733,702)
                           ------------------ ------------------ ----------------- -------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders..                         -                  -          (812,220)    (58,563,533)
                           ------------------ ------------------ ----------------- -------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold...........                11,984,694        873,695,549         2,075,673       5,875,953
Reinvestment of
 distributions..                         -                  -           812,220      58,563,533
Cost of capital
 stock
 reacquired.....                (7,509,214)       (34,561,745)      (10,504,845)    (33,840,933)
                           ------------------ ------------------ ----------------- -------------
 Increase
  (decrease) in
  net assets
  resulting from
  capital stock
  transactions..                 4,475,480        839,133,804        (7,616,952)     30,598,553
                           ------------------ ------------------ ----------------- -------------
TOTAL INCREASE
 (DECREASE) IN
 NET
 ASSETS.........               (43,255,905)       624,699,560       (27,320,960)    (62,101,471)
NET ASSETS:
Beginning of
 year...........               624,699,560                  -       267,486,563     329,588,034
                           ------------------ ------------------ ----------------- -------------
End of year.....             $ 581,443,655       $624,699,560      $240,165,603    $267,486,563
                           ------------------ ------------------ ----------------- -------------
Undistributed/Accumulated
 net investment
 income (loss)
 included in net
 assets at
 the end of the
 year...........             $    (391,012)      $   (862,390)     $     26,100    $     81,937
                           ------------------ ------------------ ----------------- -------------
SHARES ISSUED
 AND REACQUIRED:
Sold............                 1,748,720         87,805,707           148,444         331,637
Issued for
 distributions
 reinvested.....                         -                  -            59,722       3,906,702
Reacquired......                (1,164,691)        (3,750,756)         (775,681)     (1,877,337)
                           ------------------ ------------------ ----------------- -------------
 Increase
  (decrease) in
  shares
  outstanding...                   584,029         84,054,951          (567,515)      2,361,002
Shares
 outstanding:
 Beginning of
  year..........                84,054,951                  -        18,025,915      15,664,913
                           ------------------ ------------------ ----------------- -------------
 End of year....                84,638,980         84,054,951        17,458,400      18,025,915
                           ------------------ ------------------ ----------------- -------------

  * Date operations commenced.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED              123


                                     AMERICAN CENTURY                    T. ROWE PRICE
                                     INCOME & GROWTH                  SCIENCE & TECHNOLOGY
                                           FUND                               FUND
                           ------------------------------------ --------------------------------
                              For the Six           From           For the Six       For the
                             Months Ended    December 11, 2000*   Months Ended      Year Ended
                           November 30, 2001  to May 31, 2001   November 30, 2001  May 31, 2001
                           ------------------------------       --------------------------------
OPERATIONS:
Net investment
income (loss)...             $  1,023,394       $    956,863     $   (4,422,479)  $  (19,549,583)
Net realized
gain (loss) on
securities and
foreign currency
related
transactions....              (13,372,719)        (7,507,648)      (684,025,957)    (526,543,101)
Net unrealized
appreciation
(depreciation)
of securities
and foreign
currency related
transactions....              (11,138,827)        (3,231,932)       225,835,862     (921,715,577)
                             ------------       ------------     --------------   --------------
 Increase
 (decrease) in
 net assets
 resulting from
 operations.....              (23,488,152)        (9,764,717)      (462,612,574)  (1,467,808,261)
                             ------------       ------------     --------------   --------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income..........               (1,222,630)          (773,995)                 -                -
Net realized
gain on
securities......                        -                  -                  -     (655,611,697)
                             ------------       ------------     --------------   --------------
 Decrease in net
 assets
 resulting from
 distributions
 to
 shareholders...               (1,222,630)          (773,995)                 -     (655,611,697)
                             ------------       ------------     --------------   --------------
CAPITAL STOCK
TRANSACTIONS:
Proceeds from
capital stock
sold............                6,235,172        281,599,824         70,537,068      325,691,014
Reinvestment of
distributions...                1,222,630            773,995                  -      655,611,697
Cost of capital
stock
reacquired......               (3,260,456)       (10,532,391)       (25,056,083)    (156,360,599)
                             ------------       ------------     --------------   --------------
 Increase
 (decrease) in
 net assets
 resulting from
 capital stock
 transactions...                4,197,346        271,841,428         45,480,985      824,942,112
                             ------------       ------------     --------------   --------------
TOTAL INCREASE
(DECREASE) IN
NET
ASSETS..........              (20,513,436)       261,302,716       (417,131,589)  (1,298,477,846)
NET ASSETS:
Beginning of
year............              261,302,716                  -      2,015,573,737    3,314,051,583
                             ------------       ------------     --------------   --------------
End of year.....             $240,789,280       $261,302,716     $1,598,442,148   $2,015,573,737
                             ------------       ------------     --------------   --------------
Undistributed/Accumulated
net investment
income (loss)
included in net
assets at
the end of the
year............             $     10,137       $    182,868     $   (4,422,479)  $  (19,549,583)
                             ------------       ------------     --------------   --------------
SHARES ISSUED
AND REACQUIRED:
Sold............                  697,452         28,202,562          5,248,986        9,844,769
Issued for
distributions
reinvested......                  140,532             83,874                  -       31,383,997
Reacquired......                 (380,508)        (1,089,326)        (1,912,614)      (5,138,886)
                             ------------       ------------     --------------   --------------
 Increase
 (decrease) in
 shares
 outstanding....                  457,476         27,197,110          3,336,372       36,089,880
Shares
outstanding:
 Beginning of
 year...........               27,197,110                  -        116,654,295       80,564,415
                             ------------       ------------     --------------   --------------
 End of year....               27,645,586         27,197,110        119,990,667      116,654,295
                             ------------       ------------     --------------   --------------

                                      T. ROWE PRICE
                                         HEALTH                     AG SOCIAL AWARENESS
                                      SCIENCES FUND                         FUND
                           ----------------------------------- -------------------------------
                              For the Six          From           For the Six      For the
                             Months Ended    November 1, 2000*   Months Ended     Year Ended
                           November 30, 2001 to May 31, 2001   November 30, 2001 May 31, 2001
                           ----------------------------------- -------------------------------
OPERATIONS:
Net investment
income (loss)...              $   (97,561)      $    (1,870)     $  1,569,876    $  4,618,238
Net realized
gain (loss) on
securities and
foreign currency
related
transactions....                 (558,783)       (1,023,247)        7,316,110      13,271,915
Net unrealized
appreciation
(depreciation)
of securities
and foreign
currency related
transactions....                2,379,979         1,154,475       (43,920,765)    (88,151,161)
                           ----------------- ----------------- ----------------- -------------
 Increase
 (decrease) in
 net assets
 resulting from
 operations.....                1,723,635           129,358       (35,034,779)    (70,261,008)
                           ----------------- ----------------- ----------------- -------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income..........                        -            (6,801)       (1,727,967)     (4,609,053)
Net realized
gain on
securities......                        -                 -                 -     (12,383,706)
                           ----------------- ----------------- ----------------- -------------
 Decrease in net
 assets
 resulting from
 distributions
 to
 shareholders...                        -            (6,801)       (1,727,967)    (16,992,759)
                           ----------------- ----------------- ----------------- -------------
CAPITAL STOCK
TRANSACTIONS:
Proceeds from
capital stock
sold............               20,492,662        24,274,683         4,948,224      13,938,951
Reinvestment of
distributions...                        -             6,801         1,727,967      16,992,759
Cost of capital
stock
reacquired......                 (809,821)         (438,544)       (9,842,598)    (36,099,115)
                           ----------------- ----------------- ----------------- -------------
 Increase
 (decrease) in
 net assets
 resulting from
 capital stock
 transactions...               19,682,841        23,842,940        (3,166,407)     (5,167,405)
                           ----------------- ----------------- ----------------- -------------
TOTAL INCREASE
(DECREASE) IN
NET
ASSETS..........               21,406,476        23,965,497       (39,929,153)    (92,421,172)
NET ASSETS:
Beginning of
year............               23,965,497                 -       489,981,821     582,402,993
                           ----------------- ----------------- ----------------- -------------
End of year.....              $45,371,973       $23,965,497      $450,052,668    $489,981,821
                           ----------------- ----------------- ----------------- -------------
Undistributed/Accumulated
net investment
income (loss)
included in net
assets at
the end of the
year............              $   (97,561)          $(8,671)     $     60,409    $    176,927
                           ----------------- ----------------- ----------------- -------------
SHARES ISSUED
AND REACQUIRED:
Sold............                2,374,784         2,731,617           251,164         590,164
Issued for
distributions
reinvested......                        -               702            90,335         774,316
Reacquired......                  (95,995)          (48,509)         (519,097)     (1,552,983)
                           ----------------- ----------------- ----------------- -------------
 Increase
 (decrease) in
 shares
 outstanding....                2,278,789         2,683,810          (177,598)       (188,503)
Shares
outstanding:
 Beginning of
 year...........                2,683,810                 -        23,320,941      23,509,444
                           ----------------- ----------------- ----------------- -------------
 End of year....                4,962,599         2,683,810        23,143,343      23,320,941
                           ----------------- ----------------- ----------------- -------------

* Date operations commenced.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

124         STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) - CONTINUED


                                AG ASSET ALLOCATION           AG CAPITAL CONSERVATION         AG GOVERNMENT SECURITIES
                                        FUND                            FUND                            FUND
                           ------------------------------  ------------------------------  ------------------------------
                              For the Six      For the        For the Six      For the        For the Six      For the
                             Months Ended     Year Ended     Months Ended     Year Ended     Months Ended     Year Ended
                           November 30, 2001 May 31, 2001  November 30, 2001 May 31, 2001  November 30, 2001 May 31, 2001
                           ------------------------------  -----------------------------   ------------------------------
OPERATIONS:
Net investment
 income (loss)..             $  2,879,767    $  6,959,199     $ 1,853,225    $ 3,340,968     $  3,264,389    $  6,382,880
Net realized
 gain (loss) on
 securities and
 foreign
 currency
 related
 transactions...                  (39,816)      5,466,783         700,289        545,846        1,829,561       2,302,633
Net unrealized
 appreciation
 (depreciation)
 of securities
 and foreign
 currency
 related
 transactions...               (9,345,828)    (17,512,799)        275,577      2,560,185        2,870,103       3,336,170
                             ------------    ------------     -----------    -----------     ------------    ------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations....               (6,505,877)     (5,086,817)      2,829,091      6,446,999        7,964,053      12,021,683
                             ------------    ------------     -----------    -----------     ------------    ------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income.........               (2,844,419)     (7,008,594)     (1,856,867)    (3,333,344)      (3,234,860)     (6,352,554)
Net realized
 gain on
 securities.....                        -     (18,236,302)              -              -                -               -
                             ------------    ------------     -----------    -----------     ------------    ------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders..               (2,844,419)    (25,244,896)     (1,856,867)    (3,333,344)      (3,234,860)     (6,352,554)
                             ------------    ------------     -----------    -----------     ------------    ------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold...........                1,360,280       3,058,605      14,075,379      9,290,009       19,024,320      25,484,325
Reinvestment of
 distributions..                2,844,419      25,244,896       1,856,867      3,333,344        3,234,860       6,352,554
Cost of capital
 stock
 reacquired.....               (8,636,618)    (26,406,086)     (2,595,527)    (9,702,357)      (7,028,190)    (18,640,056)
                             ------------    ------------     -----------    -----------     ------------    ------------
 Increase
  (decrease) in
  net assets
  resulting from
  capital stock
  transactions..               (4,431,919)      1,897,415      13,336,719      2,920,996       15,230,990      13,196,823
                             ------------    ------------     -----------    -----------     ------------    ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS.....              (13,782,215)    (28,434,298)     14,308,943      6,034,651       19,960,183      18,865,952
NET ASSETS:
Beginning of
 year...........              208,369,325     236,803,623      56,559,881     50,525,230      119,514,097     100,648,145
                             ------------    ------------     -----------    -----------     ------------    ------------
End of year.....             $194,587,110    $208,369,325     $70,868,824    $56,559,881     $139,474,280    $119,514,097
                             ------------    ------------     -----------    -----------     ------------    ------------
Undistributed/Accumulated
 net investment
 income (loss)
 included in net
 assets at the
 end of the
 year...........             $     99,168    $     63,820     $    13,090    $    16,732     $     81,387    $     51,858
                             ------------    ------------     -----------    -----------     ------------    ------------
SHARES ISSUED
 AND REACQUIRED:
Sold............                  111,512         219,490       1,475,223        996,625        1,817,228       2,527,197
Issued for
 distributions
 reinvested.....                  235,509       1,928,288         195,144        363,777          311,693         638,634
Reacquired......                 (710,139)     (1,894,792)       (273,000)    (1,058,355)        (681,300)     (1,873,939)
                             ------------    ------------     -----------    -----------     ------------    ------------
 Increase
  (decrease) in
  shares
  outstanding...                 (363,118)        252,986       1,397,367        302,047        1,447,621       1,291,892
Shares
 outstanding:
 Beginning of
  year..........               16,387,994      16,135,008       6,058,181      5,756,134       11,873,098      10,581,206
                             ------------    ------------     -----------    -----------     ------------    ------------
 End of year....               16,024,876      16,387,994       7,455,548      6,058,181       13,320,719      11,873,098
                             ------------    ------------     -----------    -----------     ------------    ------------

                            AG INTERNATIONAL GOVERNMENT           AG 1 MONEY MARKET
                                     BOND FUND                          FUND
                           ------------------------------- --------------------------------
                              For the Six      For the        For the Six       For the
                             Months Ended     Year Ended     Months Ended     Year Ended
                           November 30, 2001 May 31, 2001  November 30, 2001 May 31, 2001
                           ------------------------------- --------------------------------
OPERATIONS:
Net investment
 income (loss)..             $   2,642,165   $  4,284,659    $   8,886,439   $  30,319,572
Net realized
 gain (loss) on
 securities and
 foreign
 currency
 related
 transactions...                (2,649,932)   (13,581,915)               -               -
Net unrealized
 appreciation
 (depreciation)
 of securities
 and foreign
 currency
 related
 transactions...                 4,848,452      4,282,416                -               -
                           ----------------- ------------- ----------------- --------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations....                 4,840,685     (5,014,840)       8,886,439      30,319,572
                           ----------------- ------------- ----------------- --------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income.........                         -     (2,623,898)      (8,886,439)    (30,319,572)
Net realized
 gain on
 securities.....                         -       (440,981)               -               -
                           ----------------- ------------- ----------------- --------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders..                         -     (3,064,879)      (8,886,439)    (30,319,572)
                           ----------------- ------------- ----------------- --------------
CAPITAL STOCK
 TRANSACTIONS:
Proceeds from
 capital stock
 sold...........                 7,879,763     15,492,219      307,001,963     748,309,531
Reinvestment of
 distributions..                         -      3,064,879        8,886,439      30,319,572
Cost of capital
 stock
 reacquired.....               (11,690,710)   (41,478,254)    (205,120,456)   (684,056,335)
                           ----------------- ------------- ----------------- --------------
 Increase
  (decrease) in
  net assets
  resulting from
  capital stock
  transactions..                (3,810,947)   (22,921,156)     110,767,946      94,572,768
                           ----------------- ------------- ----------------- --------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS.....                 1,029,738    (31,000,875)     110,767,946      94,572,768
NET ASSETS:
Beginning of
 year...........                99,977,337    130,978,212      579,507,121     484,934,353
                           ----------------- ------------- ----------------- --------------
End of year.....             $ 101,007,075   $ 99,977,337    $ 690,275,067   $ 579,507,121
                           ----------------- ------------- ----------------- --------------
Undistributed/Accumulated
 net investment
 income (loss)
 included in net
 assets at the
 end of the
 year...........             $  (8,790,517)  $  1,715,087    $           -   $           -
                           ----------------- ------------- ----------------- --------------
SHARES ISSUED
 AND REACQUIRED:
Sold............                   757,795      1,432,965      307,001,965     748,309,504
Issued for
 distributions
 reinvested.....                                  286,023        8,886,439      30,319,599
Reacquired......                (1,125,650)    (3,864,915)    (205,120,458)   (684,056,335)
                           ----------------- ------------- ----------------- --------------
 Increase
  (decrease) in
  shares
  outstanding...                  (367,855)    (2,145,927)     110,767,946      94,572,768
Shares
 outstanding:
 Beginning of
  year..........                 9,897,638     12,043,565      579,507,121     484,934,353
                           ----------------- ------------- ----------------- --------------
 End of year....                 9,529,783      9,897,638      690,275,067     579,507,121
                           ----------------- ------------- ----------------- --------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)               125


Note 1 -- Organization

 North American Funds Variable Products Series I (the "Series" or "NAFVPS I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). The Series is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 21 separate mutual funds (the "Funds"), each of which issues its own separate class of common stock:

 AG Stock Index Fund                            AG Capital Conservation Fund
 AG MidCap Index Fund                           AG Government Securities Fund
 AG Small Cap Index Fund                        AG International Government Bond Fund
 AG International Equities Fund                 AG 1 Money Market Fund
 Core Equity Fund                               Putnam Opportunities Fund
 AG Growth & Income Fund                        AG Nasdaq-100(R) Index Fund
 T. Rowe Price Blue Chip Growth Fund            American Century Income & Growth Fund
 T. Rowe Price Health Sciences Fund             American Century International Growth Fund
 T. Rowe Price Science & Technology Fund        Founders Large Cap Growth Fund
 AG Social Awareness Fund                       Founders/T. Rowe Price Small Cap Fund
 AG Asset Allocation Fund

 Each Fund is diversified with the exception of AG International Government Bond Fund, AG Nasdaq-100(R) Index Fund and T. Rowe Price Health Sciences Fund, which are non-diversified as defined by the 1940 Act. The Putnam Opportunities Fund and AG Nasdaq-100(R) Index Fund commenced operations as of October 2, 2000. The T. Rowe Price Blue Chip Growth Fund and T. Rowe Price Health Sciences Fund commenced operations as of November 1, 2000. The American Century Income & Growth Fund, American Century International Growth Fund, Founders Large Cap Growth Fund and Founders/T. Rowe Price Small Cap Fund commenced operations December 11, 2000.

 Effective August 29, 2001, American International Group, Inc. ("AIG") acquired American General Corporation ("AGC"). AGC is the parent corporation of VALIC which serves as the investment adviser to the Series. As a result of the acquisition, VALIC became an indirect wholly owned subsidiary of AIG.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. Investment Valuation

 Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services. Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such a security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. All other securities for which market quotations are not readily available are valued in good faith by the Board of Trustees at fair value as determined pursuant to procedures adopted.

B. New Accounting Pronouncement

 In November 2000, a revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was issued and is effective for fiscal years beginning after December 15, 2000. The impact of this guide is not expected to be significant.

C. Options, Futures, and Forward Currency Contracts

 Call and Put Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

 Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

 Futures Contracts. In order to gain exposure to or protect against changes in security values, the Series may buy and sell futures contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

 Forward Currency Contracts. Certain Funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.

D. Repurchase Agreements and Dollar Rolls

 A Fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during

-------------------------------------------------------------------------------

 126         NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


the Fund's holding period. Under each repurchase agreement, the Fund receives, as collateral, securities whose market value is at least equal to the repurchase price.

 Certain Funds may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the securities sold.

E. Foreign Currency Translation

 The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at the date of valuation.

 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

F. Restricted Securities

 Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Each Fund may invest in 144A securities (in accordance with each Fund's investment restrictions as listed in the Statement of Additional Information) that have been determined to be liquid. In making this determination the Fund will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Fund could consider frequency of trading and available quotes, number of dealers and potential purchasers, dealer undertakings to make a market, and the potential limitations on the transfer of ownership.

G. Federal Income Taxes

 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.

H. Investment Transactions and Related Investment Income

 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Interest income on investments is accrued daily.

I. Distributions to Shareholders

 Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly, except for the Money Market Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 Investment income and capital gains and losses are recognized in accordance with GAAP. Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses, mortgage-backed securities, and foreign currency transactions.

 At the end of the year, offsetting adjustments to undistributed net investment income, additional paid in capital and accumulated undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to the Series. Certain officers and directors of the Series are officers and directors of VALIC or affiliates of VALIC. VALIC has entered into sub-advisory agreements with the following:

   American Century Investment Management, Inc. -- sub-adviser for the American Century Income & Growth Fund and American Century International Growth Fund. American General Investment Management, L.P. -- sub-adviser for the AG Nasdaq-100(R) Index Fund.
   Founders Asset Management LLC -- sub-adviser for the Founders Large Cap Growth Fund and for approximately 50% of the Founders/T. Rowe Price Small Cap Fund.
   Putnam Investment Management, LLC -- sub-adviser for the Putnam Opportunities Fund.
   T. Rowe Price Associates, Inc. -- sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund and for approximately 50% of the Founder/T. Rowe Price Small Cap Fund.
   Wellington Management Company, LLP -- sub-adviser for the Core Equity Fund.

Sub-advisers are compensated for their services by VALIC.

 VALIC receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates.

   AG Stock Index Fund                  0.35% on the first $500 million
   AG MidCap Index Fund                 0.25% on assets over $500 million
   AG Small Cap Index Fund
   AG International Equities Fund
  -----------------------------------------------------------------------
   Core Equity Fund                     0.80%
   T. Rowe Price Blue Chip Growth Fund
  -----------------------------------------------------------------------
   AG Growth & Income Fund              0.75%
  -----------------------------------------------------------------------
   T. Rowe Price Science & Technology
   Fund                                 0.90%
   Founders/T. Rowe Price Small Cap
   Fund
  -----------------------------------------------------------------------
   T. Rowe Price Health Sciences Fund   1.00%
   American Century International
   Growth Fund
   Founders Large Cap Growth Fund*
  -----------------------------------------------------------------------
   AG Social Awareness Fund             0.50%
   AG Asset Allocation Fund
   AG Capital Conservation Fund
   AG Government Securities Fund
   AG International Government Bond
   Fund
   AG 1 Money Market Fund
  -----------------------------------------------------------------------
   Putnam Opportunities Fund            0.95%
  -----------------------------------------------------------------------
   AG Nasdaq-100(R) Index Fund          0.40%
  -----------------------------------------------------------------------
   American Century Income & Growth
   Fund                                 0.77%
  -----------------------------------------------------------------------

  * Effective 1/01/02, fee will be based on an annual rate of 0.95%.

--------------------------------------------------------------------------------

             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED           127


 Effective May 1, 2001, VALIC agreed to waive a portion of its management fee or to reimburse certain expenses of selected Funds through May 31, 2002 (through December 8, 2002 for those marked with an asterisk). The table below reflects total annual operating expenses by Fund, as limited by VALIC, shown as a percentage of average net assets:

                                                                      Maximum
                                                                      Expenses
Fund Name                                                             Limitation
--------------------------------------------------------------------------------
Core Equity Fund.....................................................    0.85%
AG Growth & Income Fund..............................................    0.85%
T. Rowe Price Science & Technology Fund..............................    1.00%
AG 1 Money Market Fund...............................................    0.60%
American Century Income & Growth Fund*...............................    0.83%
American Century International Growth Fund*..........................    1.06%
Founders Large Cap Growth Fund*......................................    1.06%
Founders/T. Rowe Price Small Cap Fund................................    0.95%

 On October 31, 1996, the Series entered into an Accounting Services Agreement with VALIC. Under the agreement, VALIC will provide certain accounting and administrative services to the Series. VALIC receives from each Fund an annual fee of 0.07% based on the average daily net asset value of the Fund. Effective May 1, 2001, the Board of Directors approved an increase in the annual fee paid to VALIC of 0.04% from 0.03% to 0.07%, based on the average daily net asset value of the funds. Effective October 1, 2001, the Series entered into an Accounting Services agreement with SunAmerica Asset Management Co ("SAAMCo"). Under the agreement, SAAMCo will provide certain accounting and administrative services to the Series. During the period ended November 30, 2001, the Series incurred $4,166,740 for accounting services of which $2,840,789 was paid to VALIC and $1,325,951 was paid to SAAMCo.

 Effective October 17, 2000, the series entered into a Transfer Agency and Shareholder Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2001, the Series incurred $71,482 in Transfer Agency and Shareholder Services fees.

 The Variable Annuity Marketing Company ("VAMCO"), is the Distributor for the Series. VAMCO is an indirect wholly-owned subsidiary of AIG. VAMCO currently receives no compensation for distribution services performed on behalf of the Series.

 On January 23, 2001, the Board of Directors approved a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan is January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors.

 The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. At the end of the period, the Series had a retirement plan liability to its independent directors totaling $890,207 which is included in Director's Retirement and Deferred Compensation Plans in the Statement of Assets and Liabilities. During the period, a total of $13,625 was paid to a retired director.

 At the end of the period, VALIC, American General Annuity Insurance Company ("AGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund                                                       VALIC   AGAIC   AGL
---------------------------------------------------------- ------  -----  -----
AG Stock Index............................................  95.52%     *      *
AG MidCap Index...........................................  97.29%     *      *
AG Small Cap Index........................................  99.45%     *      *
AG International Equities.................................  93.47%     *      *
Core Equity............................................... 100.00%     *      *
AG Growth & Income........................................  92.05%  7.95%     *
T. Rowe Price Science & Technology........................  99.90%     *      *
AG Social Awareness....................................... 100.00%     *      *
AG Asset Allocation.......................................  99.94%     *      *
AG Capital Conservation................................... 100.00%     *      *
AG Government Securities..................................  83.33% 16.67%     *
AG International Government Bond.......................... 100.00%     *      *
AG 1 Money Market.........................................  73.58%     *  25.31%
AG Nasdaq-100(R) Index....................................  91.34%     *   8.66%
Putnam Opportunities......................................  89.71% 10.29%     *
T. Rowe Price Blue Chip Growth............................ 100.00%     *      *
T. Rowe Price Health Sciences............................. 100.00%     *      *
Founders/T. Rowe Price Small Cap.......................... 100.00%     *      *
American Century Income & Growth.......................... 100.00%     *      *
American Century International Growth..................... 100.00%     *      *
Founders Large Cap Growth................................. 100.00%     *      *

----
*Less than 5% ownership.
 As disclosed in the schedule of investments, certain Funds own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the period ended November 30, 2001 the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries as follows:

                                                              Realized
Fund                                    Security              Gain/Loss  Income
-------------------------  ---------------------------------- ---------  ------
AG Asset Allocation......  American General Finance                 533   1,212
                           American International Group           1,057       -
AG Capital Conservation..  Crown Castle International, Ltd            -  10,917
Core Equity..............  American International Group         147,905       -
Founders Large Cap
Growth...................  American International Group               -   4,939
Founders/T Rowe Price
Small Cap................  Core Laboratories                   (867,700)      -
AG Growth & Income.......  American International Group       1,095,169       -
American Century Income &
Growth...................  American International Group               -     458
                           RPM, Inc.                                  -     600
AG International
Equities.................  AWG, plc.                                831   1,754
AG Midcap Index..........  Pentair, Inc.                              -  20,538
                           Pittston                                (633)  3,030
                           RPM, Inc.                               (833) 29,750
Putnam Opportunities.....  American International Group         (13,677)     37
AG Small Cap Index.......  Mettler-Toledo International, Inc.   200,487       -
                           North Pittsburgh Systems, Inc.             -   1,360
                           Pittston                                   -     367
                           RPM, Inc.                                  -   3,624
AG Social Awareness......  American International Group       3,268,199   1,890
AG Stock Index...........  American General Finance              60,381  50,712
                           American International Group       2,971,772  41,445
T. Rowe Price Blue Chip
Growth...................  American International Group           3,379      97
                           Crown Castle International, Ltd.      (5,686)      -

--------------------------------------------------------------------------------

128          NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

Note 4 -- Investment Activity

 The information in the following table is presented on the basis of cost for Federal income tax purposes at the end of the period.

                            Identified
                               Cost          Gross         Gross     Net Unrealized
                          Of Investments   Unrealized    Unrealized   Appreciation
Fund                          Owned       Appreciation  Depreciation (Depreciation)
------------------------  -------------- -------------- ------------ --------------
AG Stock Index..........  $2,868,523,134 $1,811,177,293 $409,567,656 $1,401,609,637
AG MidCap Index.........     982,014,257    162,172,293  186,715,588    (24,543,295)
AG Small Cap Index......     254,253,728     31,140,254   57,923,877    (26,783,623)
AG International
Equities................     111,464,502     16,452,483   28,100,759    (11,648,277)
Core Equity.............     845,998,862     62,545,666  135,715,899    (73,170,234)
AG Growth & Income......     245,968,823     23,485,696   33,704,819    (10,219,124)
T. Rowe Price Science
& Technology............   1,787,543,014     89,026,065  277,949,740   (188,923,675)
AG Social Awareness.....     461,558,432     50,886,674   61,826,309    (10,939,634)
AG Asset Allocation.....     189,541,833     35,745,207   13,387,362     22,357,845
AG Capital Conservation.      69,637,706      1,621,538      838,846        782,692
AG Government Securities     135,478,807      4,334,233      420,531      3,913,702
AG International
Government Bond.........     103,497,269      2,783,300    5,996,135     (3,212,835)
AG 1 Money Market.......     683,923,621              -            -              -
AG Nasdaq-100(R) Index..      34,448,954        885,207    8,697,342     (7,812,135)
Putnam Opportunities....       4,505,345        212,773      444,161       (231,387)
T. Rowe Price Blue Chip
Growth..................      18,849,342        735,657    1,323,477       (587,819)
T. Rowe Price Health
Sciences................      42,883,672      4,481,217      946,755      3,534,462
Founders/T. Rowe Price
Small Cap...............     646,753,703     68,944,834   85,243,990    (16,299,156)
American Century Income
& Growth................     250,884,507     12,573,908   26,926,669    (14,352,761)
American Century
International Growth....     445,387,226     11,495,916   24,092,652    (12,596,736)
Founders Large Cap
Growth..................     578,408,158     33,782,558   30,955,726      2,826,832

 The following net realized capital loss carryforwards at the end of the period may be utilized to offset future capital gains.

Fund                                  Capital Loss Carryforward Expiration Date
------------------------------------  ------------------------- ---------------
Core Equity Fund....................        $  7,855,842         May 31, 2009
AG Capital Conservation Fund........             231,795         May 31, 2003
                                                 124,569         May 31, 2008
                                               1,666,562         May 31, 2009
AG Government Securities Fund.......             334,549         May 31, 2003
                                                 301,735         May 31, 2008
Putnam Opportunities Fund...........              94,520         May 31, 2009
T. Rowe Price Blue Chip Growth Fund.             323,669         May 31, 2006
T. Rowe Price Health Sciences Fund..           1,021,687         May 31, 2009
Founders/T. Rowe Price Small Cap
Fund................................          78,558,620         May 31, 2009
American Century Income & Growth
Fund................................           7,566,853         May 31, 2009
American Century International
Growth Fund.........................          89,135,405         May 31, 2009
Founders Large Cap Growth Fund......         194,799,903         May 31, 2009

 During the period ended November 30, 2001, the cost of purchases and proceeds from sales of securities, excluding short term securities, were:

                                                                 Proceeds from
                                                     Cost of       Securities
                                                    Securities      Sold or
Fund                                                Purchased       Matured
------------------------------------------------- -------------- --------------
AG Stock Index................................... $  109,548,766 $  198,520,658
AG MidCap Index..................................     90,281,294     82,916,524
AG Small Cap Index...............................     82,818,885     73,480,552
AG International Equities........................      8,143,827      8,922,788
Core Equity......................................    157,377,819    203,757,901
AG Growth & Income...............................     60,584,354     68,060,458
T. Rowe Price Science & Technology...............  1,491,865,802  1,363,211,032
AG Social Awareness..............................    127,143,269    128,293,962
AG Asset Allocation..............................     38,605,247     30,893,120
AG Capital Conservation..........................     29,841,745     17,684,479
AG Government Securities.........................     80,854,128     63,847,933
AG International Government Bond.................     55,883,166     47,423,428
AG Nasdaq-100(R) Index...........................      8,510,879         55,358
Putnam Opportunities.............................      2,893,181      1,877,408
T. Rowe Price Blue Chip Growth...................      9,347,508      4,676,475
T. Rowe Price Health Sciences....................     40,362,941     20,432,265
Founders/T. Rowe Price Small Cap.................    233,976,439    237,627,721
American Century Income & Growth.................     79,719,407     74,822,375
American Century International Growth............    375,856,627    386,048,296
Founders Large Cap Growth........................    342,250,195    314,157,842

 Included in the cost of purchases and proceeds from sales amounts were purchases and sales of U.S. government and government agency obligations of the following:

                                                                     Proceeds
                                                                       from
                                                          Cost of   Securities
                                                        Securities    Sold or
Fund                                                     Purchased    Matured
------------------------------------------------------- ----------- -----------
AG Asset Allocation.................................... $15,961,607 $ 9,435,889
AG Capital Conservation................................   8,636,398   5,148,744
AG Government Securities...............................  80,105,455  62,218,157
AG International Government Bond.......................  31,810,645  30,930,974

Note 5 -- Portfolio Securities Loaned

 To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (33 1/3% in the case of Core Equity Fund and T. Rowe Price Science & Technology Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities maintained in a segregated account in an amount at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

--------------------------------------------------------------------------------

             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED           129


 Portfolio securities on loan at the end of the period are summarized as follows:

Fund                                              Market Value Collateral Value
------------------------------------------------- ------------ ----------------
AG Stock Index Fund.............................. $ 89,182,040   $ 92,714,692
AG MidCap Index Fund.............................   98,855,634    102,925,060
AG Small Cap Index Fund..........................   28,797,714     30,653,589
AG Nasdaq-100(R) Index Fund......................    6,266,917      6,516,505
Founders/T. Rowe Price Small Cap Fund............  127,334,068    132,483,574
AG International Equities Fund...................    4,654,857      4,797,319
American Century International Growth Fund.......  119,105,748    125,257,138
Putnam Opportunities Fund........................    1,085,265      1,118,245
T. Rowe Price Blue Chip Growth Fund..............    4,490,555      4,624,819
Core Equity Fund.................................    9,675,830      9,953,138
Founders Large Cap Growth Fund...................   16,992,485     17,729,703
AG Growth & Income Fund..........................    2,549,757      2,662,451
American Century Income & Growth Fund............    9,319,280      9,703,435
T. Rowe Price Science & Technology Fund..........  107,361,564    112,362,426
T. Rowe Price Health Sciences Fund...............   11,128,863     11,509,682
AG Social Awareness Fund.........................    8,054,311      8,425,087
AG Asset Allocation Fund.........................    5,724,491      5,934,557
AG Capital Conservation Fund.....................    2,393,881      2,452,020
AG Government Securities Fund....................      262,690        268,940
AG International Government Bond Fund............   12,143,197     12,420,780
                                                  -----------------------------
  Total.......................................... $665,379,147   $694,513,160
                                                  -----------------------------

Note 6 -- Investment Concentration

A significant portion of the AG Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Fund had 72.37% of its net assets invested in such securities.

At the end of the period, the AG International Government Bond Fund had 15.73% of its net assets invested in securities issued by the Government of Japan. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

The T. Rowe Price Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The AG Nasdaq-100(R) Index Fund is concentrated in the technology sector. As a result, the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may invest relatively more assets in certain industry sectors than others, (such as technology), the Fund's performance may be more susceptible to any developments which effect those sectors emphasized by the Index.

Note 7 -- Bank Line of Credit

The Series has a $75,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company to be used for temporary or emergency purposes. Borrowings under this facility bear interest at a variable rate per annum equal to the overnight federal funds rate plus .50% per annum. All Funds are charged an annual commitment fee equal to .08% on the daily unused balance. As of November 30, 2001, there were no borrowings outstanding.

Note 8 -- Investment Holdings by Country

The following represents investment holdings by country held as of November 30, 2001:

                              American Century            AG International
                          International Growth Fund         Equities Fund
                          ---------------------------- -----------------------
                          Percent of                   Percent of
                          Net Assets   Market Value    Net Assets Market Value
Country:                  -----------  --------------- ---------- ------------
Australia................        0.32% $     1,419,035     2.11%  $  2,119,389
Austria..................                                  0.11%       112,644
Belgium..................        0.60%       2,698,852     0.80%       804,607
Canada...................        2.85%      12,792,221
Denmark..................        4.10%      18,387,546     0.65%       651,743
Finland..................        0.32%       1,445,101     1.94%     1,944,404
France...................        9.61%      43,075,396    11.44%    11,467,773
Germany..................        6.31%      28,288,613     4.47%     4,481,178
Greece...................                                  0.35%       346,941
Hong Kong................        1.05%       4,704,769     1.83%     1,830,188
Ireland..................        0.42%       1,882,071     0.83%       833,553
Italy....................        5.57%      24,954,719     4.70%     4,710,996
Japan....................       13.48%      60,417,341    19.70%    19,745,604
Korea....................        3.68%      16,486,692
Netherlands..............        5.85%      26,191,799     4.21%     4,215,849
New Zealand..............                                  0.08%        79,245
Norway...................                                  0.41%       408,348
Portugal.................                                  0.69%       694,426
Spain....................        1.27%       5,696,863     2.87%     2,871,642
Sweden...................        1.08%       4,795,033     1.55%     1,552,489
Switzerland..............        6.65%      29,783,511     6.95%     6,962,512
United Kingdom...........       24.79%     111,068,696    16.57%    16,610,233
United States............       11.80%      52,895,662    16.80%    16,838,372
                               -----------------------------------------------
Total investments........       99.75%     446,983,920    99.06%    99,282,136
Other assets and
liabilities..............        0.25%       1,127,090     0.94%       944,599
                               -----------------------------------------------
 Net assets..............      100.00% $   448,111,010   100.00%  $100,226,735
                               -----------------------------------------------

Note 9 -- Subsequent Events

A shareholder meeting was held December 28, 2001 at which time, the shareholders approved the proposals presented below:

  . New investment advisory agreement between the current investment adviser, VALIC, and NAFV I with respect to each series of NAFVPS I,

  . New investment sub-advisory agreement between VALIC and American General Investment Management, L.P ("AGIM") as sub-adviser to the AG Nasdaq-100(R) Index Fund,

--------------------------------------------------------------------------------

130          NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

  . New investment sub-advisory agreement between VALIC and SunAmerica Asset Management Corp. ("SAAMCo") as sub-adviser to the AG Growth & Income Fund, the Founders Large Cap Growth Fund and the AG 1 Money Market Fund,

  . New investment sub-advisory agreement between VALIC and AIGGIC as sub-adviser to the AG Asset Allocation Fund, AG Capital Conservation Fund, AG Government Securities Fund, AG International Equities Fund, AG International Government Bond Fund, AG MidCap Index Fund, AG Nasdaq-100(R) Index Fund, AG Small Cap Index Fund, AG Social Awareness Fund and AG Stock Index Fund,

  . Amended fundamental investment restrictions generally: (a) to delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental with respect to each series of NAFVPS I,

  . Arrangement to permit VALIC to terminate, replace, or add sub-advisers or modify sub-advisory agreements without shareholder approval for the AG International Equities Fund, AG International Government Bond Fund, AG MidCap Index Fund, AG 1 Money Market Fund, T.Rowe Price Science & Technologies Fund, AG Small Cap Index Fund, AG Social Awareness Fund and AG Stock Index Fund.

  . New investment sub-advisory agreement between VALIC and T. Rowe Price Associates, Inc. as sub-adviser with respect to the T. Rowe Price Science & Technologies Fund, and

  . Election of the following as Directors: Robert P. Condon, Dr. Judith Craven, William F. Devin, Dr. Timothy J. Ebner, Judge Gustavo E. Gonzales, Jr., Dr. Norman Hackerman, Peter A. Harbeck, Dr. John Wm. Lancaster, Kenneth J. Lavery, Ben H. Love, Dr. John E. Maupin, Jr. and Dr. F. Robert Paulsen.

  Effective January 1, 2002 WM Advisors, Inc. (Washington Mutual) assumed the role of subadvisor for approximately 50% of the Core Equity Fund from Wellington Management Company, LLP.

--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (Unaudited)                     131

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                AG Stock Index Fund
                      -------------------------------------------------------------------------------
                                                            Year Ended May 31,
                      Six Months Ended    -----------------------------------------------------------
                      November 30, 2001      2001         2000        1999        1998        1997
                      -------------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........            $36.89           $42.98       $39.73      $33.38      $26.09      $20.69
                      -------------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........              0.16             0.35         0.41        0.40        0.40        0.39
 Net realized and
 unrealized
 gain (loss)
 on securities...             (3.42)           (4.99)        3.59        6.51        7.44        5.57
                      -------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......             (3.26)           (4.64)        4.00        6.91        7.84        5.96
                      -------------------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........             (0.17)           (0.35)       (0.39)      (0.41)      (0.40)      (0.39)
 Net realized and
 unrealized gain
 on securities...                 -            (1.10)       (0.36)      (0.15)      (0.15)      (0.17)
                      -------------------------------------------------------------------------------
 Total
 distributions...             (0.17)           (1.45)       (0.75)      (0.56)      (0.55)      (0.56)
                      -------------------------------------------------------------------------------
Net asset value
at end of
period...........            $33.46           $36.89       $42.98      $39.73      $33.38      $26.09
                      -------------------------------------------------------------------------------
TOTAL RETURN(a)..             (9.28)%(c)      (10.87)%      10.10%      20.85%      30.30%      29.24%
                      -------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........              0.36%(b)         0.34%        0.31%       0.32%       0.31%       0.34%
Ratio of expenses
to average net
assets before
expense
reductions.......              0.36%(b)         0.34%        0.31%       0.32%       0.31%       0.34%
Ratio of net
investment income
to
average net assets..           0.98%(b)         0.86%        0.97%       1.13%       1.33%       1.76%
Portfolio
turnover rate....                 3%               7%           6%          2%          3%          3%
Number of shares
outstanding at
end of period
(000's)..........           128,629          131,180      125,003     116,731     104,334      93,687
Net assets at end
of period
(000's)..........        $4,304,412       $4,839,632   $5,373,192  $4,637,628  $3,482,655  $2,444,200

                                               AG MidCap Index Fund
                      -----------------------------------------------------------------------------
                                                          Year Ended May 31,
                      Six Months Ended   ----------------------------------------------------------
                      November 30, 2001     2001       2000       1999        1998        1997
                      -----------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........           $19.82           $23.73    $25.64      $25.27      $20.83      $19.09
                      -----------------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........             0.08             0.19      0.22        0.23        0.23        0.24
 Net realized and
 unrealized
 gain (loss)
 on securities...            (1.44)            1.74      4.49        2.54        5.80        2.95
                      -----------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......            (1.36)            1.93      4.71        2.77        6.03        3.19
                      -----------------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........            (0.08)           (0.19)    (0.22)      (0.23)      (0.23)      (0.24)
 Net realized and
 unrealized gain
 on securities...                -            (5.65)    (6.40)      (2.17)      (1.36)      (1.21)
                      -----------------------------------------------------------------------------
 Total
 distributions...            (0.08)           (5.84)    (6.62)      (2.40)      (1.59)      (1.45)
                      -----------------------------------------------------------------------------
Net asset value
at end of
period...........            18.38           $19.82    $23.73      $25.64      $25.27      $20.83
                      -----------------------------------------------------------------------------
TOTAL RETURN(a)..            (7.35)%(c)       10.11%    21.36%      11.91%      29.62%      17.48%
                      -----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........             0.41%(b)         0.38%     0.36%       0.38%       0.36%       0.40%
Ratio of expenses
to average net
assets before
expense
reductions.......             0.41%(b)         0.38%     0.36%       0.38%       0.36%       0.40%
Ratio of net
investment income to
average net assets..          0.79%(b)         0.84%     0.90%       0.92%       0.95%       1.24%
Portfolio
turnover rate....                9%              34%       41%         41%         26%         19%
Number of shares
outstanding at
end of period
(000's)..........           54,142           52,860    38,889      31,886      31,830      29,137
Net assets at end
of period
(000's)..........         $995,161       $1,047,680  $922,679    $817,573    $804,318    $607,061

(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b)  Annualized.
(c)  Total return is not annualized.

--------------------------------------------------------------------------------

132                FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                                                                       AG Nasdaq-100(R)
                                             AG Small Cap Index Fund                                      Index Fund
                          --------------------------------------------------------------------   --------------------------------
                                                                                                  Six Months
                                                          Year Ended May 31,                        Ended
                          Six Months Ended   -------------------------------------------------   November 30,    October 2, 2000*
                          November 30, 2001    2001      2000      1999       1998      1997         2001        to May 31, 2001
                          --------------------------------------------------------------------   --------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........               $14.11         $15.66    $15.84    $17.94     $16.18    $16.25       $5.09            $10.00
                          --------------------------------------------------------------------   -------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........                 0.08           0.19      0.18      0.19       0.19      0.19       (0.01)             0.01
 Net realized and
 unrealized gain
 (loss)
 on securities...                (1.05)          0.40      1.43     (0.74)      3.17      0.93       (0.58)            (4.91)
                          --------------------------------------------------------------------   -------------------------------
 Total income
 (loss) from
 investment
 operations......                (0.97)          0.59      1.61     (0.55)      3.36      1.12       (0.59)            (4.90)
                          --------------------------------------------------------------------   -------------------------------
 Distributions
 from:
 Net investment income..         (0.08)         (0.19)    (0.18)    (0.19)     (0.19)    (0.19)          -                 -
 Net realized and
 unrealized gain
 on securities...                    -          (1.95)    (1.61)    (1.36)     (1.41)    (1.00)          -             (0.01)
                          --------------------------------------------------------------------   -------------------------------
 Total
 distributions...                (0.08)         (2.14)    (1.79)    (1.55)     (1.60)    (1.19)          -                 -
                          --------------------------------------------------------------------   -------------------------------
Net asset value
at end of
period...........               $13.06         $14.11    $15.66    $15.84     $17.94    $16.18       $4.50             $5.09
                          --------------------------------------------------------------------   -------------------------------
TOTAL RETURN(a)..                (7.36)%(c)      5.23%    10.22%    (2.45)%    21.34%     7.51%     (12.04)%(c)       (49.01)%(c)
                          --------------------------------------------------------------------   -------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                 0.48%(b)       0.44%     0.40%     0.41%      0.39%     0.41%       0.79%(b)          0.52%(b)
Ratio of expenses
to average net
assets before
expense
reductions.......                 0.48%(b)       0.44%     0.40%     0.41%      0.39%     0.41%       0.79%(b)          0.52%(b)
Ratio of net
investment income
(loss) to
average net assets..              1.14%(b)       1.31%     1.12%     1.20%      1.05%     1.34%      (0.47)%(b)         0.31%(b)
Portfolio
turnover rate....                   34%            57%       35%       36%        36%       42%          0%               19%
Number of shares
outstanding at
end of period
(000's)..........               17,374         16,769    14,596    13,890     13,777    11,893       6,005             3,732
Net assets at end
of period
(000's)..........             $226,968       $236,530  $228,602  $220,002   $247,183  $192,459     $27,017           $19,005
                                     Founders/
                                   T. Rowe Price
                                  Small Cap Fund
                          ----------------------------------
                           Six Months
                             Ended
                          November 30,    December 11, 2000*
                              2001         to May 31, 2001
                          ----------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........              $9.09             $10.00
                          ----------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........                  -              (0.01)
 Net realized and
 unrealized gain
 (loss)
 on securities...              (0.55)             (0.90)
                          ----------------------------------
 Total income
 (loss) from
 investment
 operations......              (0.55)             (0.91)
                          ----------------------------------
 Distributions
 from:
 Net investment income..           -                  -
 Net realized and
 unrealized gain
 on securities...                  -                  -
                          ----------------------------------
 Total
 distributions...                  -                  -
                          ----------------------------------
Net asset value
at end of
period...........              $8.54              $9.09
                          ----------------------------------
TOTAL RETURN(a)..              (6.52)%(c)         11.51%(c)
                          ----------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........               0.95%              0.95%(b)
Ratio of expenses
to average net
assets before
expense
reductions.......               1.09%              1.00%(b)
Ratio of net
investment income
(loss) to
average net assets..           (0.04)%            (0.14)%(b)
Portfolio
turnover rate....                 37%               130%
Number of shares
outstanding at
end of period
(000's)..........             76,914             78,572
Net assets at end
of period
(000's)..........           $657,164           $714,608

 *  Date Fund commenced operations.
(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b)  Annualized.
(c)  Total return is not annualized.

--------------------------------------------------------------------------------

                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED                133


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                                                                    American Century
                                                                                                  International Growth
                                          AG International Equities Fund                                  Fund
                          --------------------------------------------------------------------   --------------------------
                                                                                                  Six Months     October 2,
                                                          Year Ended May 31,                        Ended          2000*
                          Six Months Ended   -------------------------------------------------   November 30,    to May 31,
                          November 30, 2001    2001       2000      1999      1998      1997         2001           2001
                          --------------------------------------------------------------------   ------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........                $8.78         $12.55     $11.32    $11.95    $11.44    $11.15        $8.31         $10.00
                          --------------------------------------------------------------------    ------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........                 0.03           0.12       0.15      0.22      0.23      0.20         0.01           0.05
 Net realized and
 unrealized gain
 (loss)
 on securities...                (1.15)         (2.46)      1.90      0.30      0.85      0.63        (1.14)         (1.70)
                          --------------------------------------------------------------------    ------------------------
 Total income
 (loss) from
 investment
 operations......                (1.12)         (2.34)      2.05      0.52      1.08      0.83        (1.13)         (1.65)
                          --------------------------------------------------------------------    ------------------------
 Distributions
 from:
 Net investment income..         (0.07)         (0.09)     (0.14)    (0.25)    (0.24)    (0.19)       (0.01)         (0.04)
 Net realized and
 unrealized gain
 on securities...                    -          (1.34)     (0.68)    (0.90)    (0.33)    (0.35)           -              -
                          --------------------------------------------------------------------    ------------------------
 Total
 distributions...                (0.07)         (1.43)     (0.82)    (1.15)    (0.57)    (0.54)       (0.01)         (0.04)
                          --------------------------------------------------------------------    ------------------------
Net asset value
at end of
period...........                 7.59          $8.78     $12.55    $11.32    $11.95    $11.44        $7.17          $8.31
                          --------------------------------------------------------------------    ------------------------
TOTAL RETURN(a)                 (13.11)%(c)    (19.59)%    18.01%     4.43%     9.92%     7.74%      (14.00)%(c)     (3.60)%(c)
                          --------------------------------------------------------------------    ------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                 0.95%(b)       0.42%      0.41%     0.43%     0.40%     0.42%        1.06%(b)       1.06%(b)
Ratio of expenses
to average net
assets before
expense
reductions.......                 0.95%(b)       0.42%      0.41%     0.43%     0.40%     0.42%        1.37%(b)       1.10%(b)
Ratio of net
investment income
(loss) to
average net assets..              0.65%(b)       1.08%      1.20%     1.89%     1.92%     1.75%        0.30%(b)       0.99%(b)
Portfolio
turnover rate....                    8%            45%        25%        8%        9%       12%          86%           183%
Number of shares
outstanding at
end of period
(000's)..........               13,201         13,501     12,980    12,559    13,009    15,857       62,508         64,151
Net assets at end
of period
(000's)..........             $100,235       $118,524   $162,840  $142,108  $155,469  $181,437     $448,111       $533,368
                                   Putnam
                             Opportunities Fund
                          -----------------------------
                           Six Months    December 11,
                             Ended          2000*
                          November 30,    to May 31,
                              2001           2001
                          -----------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........             $6.46         $10.00
                          -----------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........             (0.01)         (0.01)
 Net realized and
 unrealized gain
 (loss)
 on securities...             (0.89)         (3.53)
                          -----------------------------
 Total income
 (loss) from
 investment
 operations......             (0.90)         (3.54)
                          -----------------------------
 Distributions
 from:
 Net investment income..          -              -
 Net realized and
 unrealized gain
 on securities...                 -              -
                          -----------------------------
 Total
 distributions...                 -              -
                          -----------------------------
Net asset value
at end of
period...........             $5.56          $6.46
                          -----------------------------
TOTAL RETURN(a)              (14.36)%(c)    (35.40)%(c)
                          -----------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........              1.75%(b)       1.02%(b)
Ratio of expenses
to average net
assets before
expense
reductions.......              1.75%(b)       1.02%(b)
Ratio of net
investment income
(loss) to
average net assets..          (0.94)%(b)     (0.27)%(b)
Portfolio
turnover rate....                50%            51%
Number of shares
outstanding at
end of period
(000's)..........               793            611
Net assets at end
of period
(000's)..........            $4,409         $3,945

 *   Date Fund commenced operations.
(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b)  Annualized.
(c)  Total return is not annualized.

--------------------------------------------------------------------------------

134              FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                    T. Rowe Price
                                Blue Chip Growth Fund
                               ---------------------------
                                Six Months     November 1,
                                  Ended           2000*
                               November 30,    to May 31,
                                   2001           2001
                               -----------------------
PER SHARE DATA
Net asset value
at beginning of
period                             $8.57          $10.00
                               -------------------------
 Income (loss) from investment
 operations:
 Net investment
 income (loss)...                      -            0.02
 Net realized
 and unrealized
 gain (loss)
 on securities...                  (0.69)          (1.43)
                               -------------------------
 Total income
 (loss) from
 investment
 operations......                  (0.69)          (1.41)
                               -------------------------
 Distributions
 from:
 Net investment income..           (0.01)          (0.02)
 Net realized
 and unrealized
 gain on
 securities......                      -               -
                               -------------------------
 Total
 distributions...                  (0.01)          (0.02)
                               -------------------------
Net asset value
at end of
period...........                  $7.87           $8.57
                               -------------------------
TOTAL RETURN(a)..                  (8.56)%(c)     (14.14)%(c)
                               -------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                   1.10%(b)        0.88%(b)
Ratio of expenses
to average net
assets before
expense
reductions.......                   1.10%(b)        0.88%(b)
Ratio of net
investment income
(loss) to average
net assets.......                  (0.09)%(b)       0.31%(b)
Portfolio
turnover rate....                     30%             70%
Number of shares
outstanding at
end of period
(000's)..........                  2,312           1,702
Net assets at end
of period
(000's)..........                $18,201         $14,592


                                                         Core Equity Fund
                               ------------------------------------------------------------------------------
                                                                  Year Ended May 31,
                               Six Months Ended   -----------------------------------------------------------
                               November 30, 2001    2001        2000        1999         1998        1997
                               ------------------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period                               $13.36         $23.31       $24.12      $22.08       $17.62     $16.49
                               ------------------------------------------------------------------------------
 Income (loss) from investment
 operations:
 Net investment
 income (loss)...                      0.03           0.04            -       (0.08)       (0.02)      0.02
 Net realized
 and unrealized
 gain (loss)
 on securities...                     (1.34)         (2.54)        0.20        3.13         4.82       1.45
                               ------------------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                     (1.31)         (2.50)        0.20        3.05         4.80       1.47
                               ------------------------------------------------------------------------------
 Distributions
 from:
 Net investment income..              (0.03)         (0.04)           -           -        (0.01)     (0.01)
 Net realized
 and unrealized
 gain on
 securities......                         -          (7.41)       (1.01)      (1.01)       (0.33)     (0.33)
                               ------------------------------------------------------------------------------
 Total
 distributions...                     (0.03)         (7.45)       (1.01)      (1.01)       (0.34)     (0.34)
                               ------------------------------------------------------------------------------
Net asset value
at end of
period...........                    $12.02         $13.36       $23.31      $24.12       $22.08     $17.62
                               ------------------------------------------------------------------------------
TOTAL RETURN(a)..                    (10.25)%(c)    (11.62)%       0.96%      14.20%       27.41%      9.00%
                               ------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                      0.85%(b)       0.86%        0.85%       0.86%        0.84%      0.86%
Ratio of expenses
to average net
assets before
expense
reductions.......                      0.92%(b)       0.88%        0.85%       0.86%        0.84%      0.86%
Ratio of net
investment income
(loss) to average
net assets.......                      0.46%(b)       0.24%        0.02%      (0.36)%      (0.11)%     0.09%
Portfolio
turnover rate....                        20%            71%         134%         42%          43%        40%
Number of shares
outstanding at
end of period
(000's)..........                    64,238         68,430       48,685      52,690       49,832     42,422
Net assets at end
of period
(000's)..........                  $772,296       $913,980   $1,135,083  $1,271,034   $1,100,137   $747,654



                                  Founders Large Cap
                                      Growth Fund
                               -------------------------------
                                Six Months     December 11,
                                   Ended          2000*
                               November 30,     to May 31,
                                   2001            2001
                               -------------------------------
PER SHARE DATA
Net asset value
at beginning of
period                              $7.43          $10.00
                               -------------------------------
 Income (loss) from investment
 operations:
 Net investment
 income (loss)...                    0.01           (0.01)
 Net realized
 and unrealized
 gain (loss)
 on securities...                   (0.57)          (2.56)
                               -------------------------------
 Total income
 (loss) from
 investment
 operations......                   (0.56)          (2.57)
                               -------------------------------
 Distributions
 from:
 Net investment income..                -               -
 Net realized
 and unrealized
 gain on
 securities......                       -               -
                               -------------------------------
 Total
 distributions...                       -               -
                               -------------------------------
Net asset value
at end of
period...........                   $6.87           $7.43
                               ------------------------------- ---
TOTAL RETURN(a)..                   (8.00)%(c)     (25.70)%(c)
                               -------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........                    1.06%(b)        1.06%(b)
Ratio of expenses
to average net
assets before
expense
reductions.......                    1.22%(b)        1.10%(b)
Ratio of net
investment income
(loss) to average
net assets.......                   (0.14)%(b)      (0.27)%(b)
Portfolio
turnover rate....                      63%             94%
Number of shares
outstanding at
end of period
(000's)..........                  84,639          84,055
Net assets at end
of period
(000's)..........                $581,444        $624,700

 *   Date Fund commenced operations.
(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b)  Annualized.
(c)  Total return is not annualized.

--------------------------------------------------------------------------------

                  FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED               135


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                  AG Growth & Income Fund
                               --------------------------------------------------------------------
                                                               Year Ended May 31,
                               Six Months Ended   -------------------------------------------------
                               November 30, 2001    2001       2000      1999      1998      1997
                               --------------------------------------------------------------------
PER SHARE DATA
Net asset value at
beginning of period                  $14.84         $21.04     $21.53    $19.91    $16.87    $14.78
                               --------------------------------------------------------------------
 Income (loss) from investment
 operations:
 Net investment
 income (loss)......                   0.05           0.11       0.15      0.06      0.08      0.10
 Net realized and
 unrealized gain
 (loss)
 on securities......                  (1.09)         (2.39)      1.96      3.17      3.25      2.38
                               --------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations.........                  (1.04)         (2.28)      2.11      3.23      3.33      2.48
                               --------------------------------------------------------------------
 Distributions from:
 Net investment income..              (0.05)         (0.11)     (0.14)    (0.08)    (0.08)    (0.10)
 Net realized and
 unrealized gain on
 securities.........                      -          (3.81)     (2.46)    (1.53)    (0.21)    (0.29)
                               --------------------------------------------------------------------
 Total
 distributions......                  (0.05)         (3.92)     (2.60)    (1.61)    (0.29)    (0.39)
                               --------------------------------------------------------------------
Net asset value at
end of period.......                 $13.75         $14.84     $21.04    $21.53    $19.91    $16.87
                               --------------------------------------------------------------------
TOTAL RETURN(a).....                  (7.50)%(c)    (10.91)%     9.67%    16.92%    19.87%    17.08%
                               --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses to
average net assets..                   0.85%(b)       0.82%      0.80%     0.82%     0.80%     0.81%
Ratio of expenses to
average net assets
before expense
reductions..........                   0.86%(b)       0.83%      0.80%     0.82%     0.80%     0.81%
Ratio of net
investment income to
average net assets..                   0.60%(b)       0.62%      0.70%     0.29%     0.43%     0.70%
Portfolio turnover
rate................                     25%            65%        89%      102%       78%       45%
Number of shares
outstanding at end
of period
(000's).............                 17,458         18,026     15,665    13,790    13,619    12,422
Net assets at end of
period (000's)......               $240,166       $267,487   $329,588  $296,885  $271,159  $209,545
                                    American Century Income &
                                           Growth Fund
                               -------------------------------------
                               Six Months Ended   December 11, 2000*
                               November 30, 2001   to May 31, 2001
                               -------------------------------------
PER SHARE DATA
Net asset value at
beginning of period                   $9.61              $10.00
                               -------------------------------------
 Income (loss) from investment
 operations:
 Net investment
 income (loss)......                   0.03                0.04
 Net realized and
 unrealized gain
 (loss)
 on securities......                  (0.89)              (0.40)
                               -------------------------------------
 Total income
 (loss) from
 investment
 operations.........                  (0.86)              (0.36)
                               -------------------------------------
 Distributions from:
 Net investment income..              (0.04)              (0.03)
 Net realized and
 unrealized gain on
 securities.........                      -                   -
                               -------------------------------------
 Total
 distributions......                  (0.04)              (0.03)
                               -------------------------------------
Net asset value at
end of period.......                  $8.71               $9.61
                               -------------------------------------
TOTAL RETURN(a).....                  (9.36)%(c)          (3.60)%(c)
                               -------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses to
average net assets..                   0.83%(b)            0.83%(b)
Ratio of expenses to
average net assets
before expense
reductions..........                   0.98%(b)            0.87%(b)
Ratio of net
investment income to
average net assets..                   0.84%(b)            0.79%(b)
Portfolio turnover
rate................                     31%                 72%
Number of shares
outstanding at end
of period
(000's).............                 27,655              27,197
Net assets at end of
period (000's)......               $240,789            $261,303

 *   Date Fund commenced operations.
(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b)  Annualized.
(c)  Total return is not annualized.

--------------------------------------------------------------------------------

136                FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                         T. Rowe Price Science & Technology Fund
                          --------------------------------------------------------------------------------
                                                               Year Ended May 31,
                          Six Months Ended    ------------------------------------------------------------
                          November 30, 2001      2001         2000         1999         1998        1997
                          --------------------------------------------------------------------------------
PER SHARE DATA
Net asset value at
beginning of period.....         $17.28           $41.14       $29.95       $22.07       $19.88     $20.48
                          --------------------------------------------------------------------------------
 Income (loss) from
 investment operations:
 Net investment income
 (loss).................           0.13            (0.17)       (0.11)       (0.10)       (0.09)         -
 Net realized and
 unrealized gain (loss)
 on securities..........          (4.09)          (15.86)       16.37        10.36         2.28       0.33
                          --------------------------------------------------------------------------------
 Total income (loss)
 from investment
 operations.............          (3.96)          (16.03)       16.26        10.26         2.19       0.33
                          --------------------------------------------------------------------------------
 Distributions from:
 Net investment income..              -                -            -            -            -          -
 Net realized and
 unrealized gain on
 securities.............              -            (7.83)       (5.07)       (2.38)           -      (0.93)
                          --------------------------------------------------------------------------------
 Total distributions....              -            (7.83)       (5.07)       (2.38)           -      (0.93)
                          --------------------------------------------------------------------------------
Net asset value at end
of period...............         $13.32           $17.28       $41.14       $29.95       $22.07     $19.88
                          --------------------------------------------------------------------------------
TOTAL RETURN(a).........         (23.30)%(c)      (42.24)%      52.65%       48.34%       10.85%      1.81%
                          --------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......           1.00%(b)         0.98%        0.96%        0.96%        0.95%      0.96%
Ratio of expenses to
average net assets
before expense
reductions..............           1.02%(b)         0.98%        0.96%        0.96%        0.95%      0.96%
Ratio of net investment
income (loss) to average
net assets..............          (0.55)%(b)       (0.66)%      (0.40)%      (0.46)%      (0.46)%    (0.29)%
Portfolio turnover
rate....................             85%             176%         130%         149%         128%       122%
Number of shares
outstanding at end of
period
(000's).................        119,991          116,654       80,564       56,211       46,355     40,484
Net assets at end of
period (000's)..........     $1,598,442       $2,015,574   $3,314,052   $1,683,585   $1,023,141   $804,982
                               T. Rowe Price
                            Health Sciences Fund
                          ------------------------------
                           Six Months     November 1,
                             Ended           2000*
                          November 30,    to May 31,
                              2001           2001
                          ------------------------------
PER SHARE DATA
Net asset value at
beginning of period.....      $8.93          $10.00
                          ------------------------------
 Income (loss) from
 investment operations:
 Net investment income
 (loss).................      (0.02)           0.01
 Net realized and
 unrealized gain (loss)
 on securities..........       0.23           (1.07)
                          ------------------------------
 Total income (loss)
 from investment
 operations.............       0.21           (1.06)
                          ------------------------------
 Distributions from:
 Net investment income..          -           (0.01)
 Net realized and
 unrealized gain on
 securities.............          -               -
                          ------------------------------
 Total distributions....          -           (0.01)
                          ------------------------------
Net asset value at end
of period...............      $9.14           $8.93
                          ------------------------------
TOTAL RETURN(a).........       1.84%(c)      (10.60)%(c)
                          ------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......       1.22%(b)        1.08%(b)
Ratio of expenses to
average net assets
before expense
reductions..............       1.22%(b)        1.08%(b)
Ratio of net investment
income (loss) to average
net assets..............      (0.61)%(b)      (0.03)%(b)
Portfolio turnover
rate....................         64%            158%
Number of shares
outstanding at end of
period
(000's).................      4,963           2,684
Net assets at end of
period (000's)..........    $45,372         $23,965

 *  Date Fund commenced operations.
(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b) Annualized.
(c) Total return is not annualized.

--------------------------------------------------------------------------------

                  FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED               137


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                             AG Social Awareness Fund
                          --------------------------------------------------------------------
                                                          Year Ended May 31,
                          Six Months Ended   -------------------------------------------------
                          November 30, 2001    2001       2000      1999      1998      1997
                          --------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........               $21.01         $24.77     $24.11    $22.16    $17.90    $15.49
                          --------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...                 0.07           0.20       0.20      0.21      0.23      0.24
 Net realized and
 unrealized gain
 (loss)
 on securities...                (1.56)         (3.23)      1.61      4.08      5.07      4.19
                          --------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                (1.49)         (3.03)      1.81      4.29      5.30      4.43
                          --------------------------------------------------------------------
 Distributions
 from:
 Net investment income..         (0.07)         (0.20)     (0.18)    (0.22)    (0.23)    (0.24)
 Net realized and
 unrealized gain
 on securities...                    -          (0.53)     (0.97)    (2.12)    (0.81)    (1.78)
                          --------------------------------------------------------------------
 Total
 distributions...                (0.07)         (0.73)     (1.15)    (2.34)    (1.04)    (2.02)
                          --------------------------------------------------------------------
Net asset value
at end of
period...........               $19.45         $21.01     $24.77    $24.11    $22.16    $17.90
                          --------------------------------------------------------------------
TOTAL RETURN(a)..                (7.53)%(c)    (12.33)%     7.49%    20.05%    30.34%    30.48%
                          --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average
net assets.......                 0.59%(b)       0.58%      0.55%     0.57%     0.54%     0.56%
Ratio of expenses
to average net
assets before
expense
reductions.......                 0.59%(b)       0.58%      0.55%     0.57%     0.54%     0.56%
Ratio of net
investment income
(loss) to average
net assets.......                 0.69%(b)       0.85%      0.79%     0.93%     1.17%     1.53%
Portfolio
turnover rate....                   29%            29%        40%       49%      120%      109%
Number of shares
outstanding at
end of period
(000's)..........               23,143         23,321     23,509    21,646    15,080     8,677
Net assets at end
of period
(000's)..........             $450,053       $489,982   $582,403  $521,965  $334,167  $155,349
                                             AG Asset Allocation Fund
                          ---------------------------------------------------------------------
                                                          Year Ended May 31,
                          Six Months Ended   --------------------------------------------------
                          November 30, 2001    2001       2000      1999      1998      1997
                          ---------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........               $12.71         $14.68     $14.43    $14.02    $12.57    $12.55
                          ---------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...                 0.18           0.43       0.44      0.40      0.41      0.77
 Net realized and
 unrealized gain
 (loss)
 on securities...                (0.57)         (0.79)      0.51      1.26      2.24      1.44
                          ---------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......                (0.39)         (0.36)      0.95      1.66      2.65      2.21
                          ---------------------------------------------------------------------
 Distributions
 from:
 Net investment income..         (0.18)         (0.43)     (0.44)    (0.40)    (0.41)    (0.78)
 Net realized and
 unrealized gain
 on securities...                    -          (1.18)     (0.26)    (0.85)    (0.79)    (1.41)
                          ---------------------------------------------------------------------
 Total
 distributions...                (0.18)         (1.61)     (0.70)    (1.25)    (1.20)    (2.19)
                          ---------------------------------------------------------------------
Net asset value
at end of
period...........               $12.14         $12.71     $14.68    $14.43    $14.02    $12.57
                          ---------------------------------------------------------------------
TOTAL RETURN(a)..                (3.56)%(c)     (2.46)%     6.65%    12.23%    21.94%    15.89%
                          ---------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average
net assets.......                 0.61%(b)       0.58%      0.55%     0.57%     0.54%     0.57%
Ratio of expenses
to average net
assets before
expense
reductions.......                 0.61%(b)       0.58%      0.55%     0.57%     0.54%     0.57%
Ratio of net
investment income
(loss) to average
net assets.......                 2.92%(b)       3.10%      2.98%     2.81%     3.02%     3.26%
Portfolio
turnover rate....                   19%           112%       162%      160%       24%      103%
Number of shares
outstanding at
end of period
(000's)..........               16,025         16,388     16,135    17,222    14,269    14,107
Net assets at end
of period
(000's)..........             $194,587       $208,369   $236,804  $248,473  $200,099  $177,347

(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b)  Annualized.
(c)  Total return is not annualized.

--------------------------------------------------------------------------------

138               FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED



Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                   AG Capital Conservation Fund
                     -------------------------------------------------------------
                                                 Year Ended May 31,
                     Six Months Ended  -------------------------------------------
                     November 30, 2001  2001     2000     1999     1998     1997
                     -------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........           $9.34        $8.78    $9.39    $9.68    $9.31    $9.23
                     -------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........            0.27         0.58     0.62     0.60     0.61     0.62
 Net realized and
 unrealized gain
 (loss)
 on securities...            0.17         0.56    (0.61)   (0.29)    0.37     0.08
                     -------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......            0.44         1.14     0.01     0.31     0.98     0.70
                     -------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........           (0.27)       (0.58)   (0.62)   (0.60)   (0.61)   (0.62)
 Net realized and
 unrealized gain
 on securities...               -            -        -        -        -        -
                     -------------------------------------------------------------
 Total
 distributions...           (0.27)       (0.58)   (0.62)   (0.60)   (0.61)   (0.62)
                     -------------------------------------------------------------
Net asset value
at end of
period...........           $9.51        $9.34    $8.78    $9.39    $9.68    $9.31
                     -------------------------------------------------------------
TOTAL RETURN(a)..            4.24%(c)    13.35%    0.13%    3.25%   10.76%    7.75%
                     -------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.62%(b)     0.58%    0.55%    0.60%    0.54%    0.57%
Ratio of expenses
to average net
assets before
expense
reductions.......            0.62%(b)     0.58%    0.55%    0.60%    0.54%    0.57%
Ratio of net
investment income
to average net
assets...........            5.79%(b)     6.35%    6.73%    6.24%    6.32%    6.59%
Portfolio
turnover rate....              36%         418%     144%      41%      14%      45%
Number of shares
outstanding at
end of period
(000's)..........           7,456        6,058    5,756    6,720    6,577    7,168
Net assets at end
of period
(000's)..........         $70,869      $56,560  $50,525  $63,131  $63,654  $66,747
                                    AG Government Securities Fund
                     -----------------------------------------------------------------
                                                     Year Ended May 31,
                     Six Months Ended  -----------------------------------------------
                     November 30, 2001   2001      2000      1999     1998     1997
                     -----------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........          $10.07         $9.51     $9.90    $10.09    $9.67    $9.61
                     -----------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income..........            0.26          0.58      0.55      0.55     0.58     0.59
 Net realized and
 unrealized gain
 (loss)
 on securities...            0.40          0.56     (0.39)    (0.19)    0.42     0.06
                     -----------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......            0.66          1.14      0.16      0.36     1.00     0.65
                     -----------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........           (0.26)        (0.58)    (0.55)    (0.55)   (0.58)   (0.59)
 Net realized and
 unrealized gain
 on securities...               -             -         -         -        -        -
                     -----------------------------------------------------------------
 Total
 distributions...           (0.26)        (0.58)    (0.55)    (0.55)   (0.58)   (0.59)
                     -----------------------------------------------------------------
Net asset value
at end of
period...........          $10.47        $10.07     $9.51     $9.90   $10.09    $9.67
                     -----------------------------------------------------------------
TOTAL RETURN(a)..            6.08%(c)     12.23%     1.74%     3.58%   10.60%    6.94%
                     -----------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.61%(b)      0.58%     0.55%     0.59%    0.54%    0.56%
Ratio of expenses
to average net
assets before
expense
reductions.......            0.61%(b)      0.58%     0.55%     0.59%    0.54%    0.56%
Ratio of net
investment income
to average net
assets...........            5.10%(b)      5.83%     5.68%     5.46%    5.82%    6.11%
Portfolio
turnover rate....              57%           84%      132%       39%      24%      38%
Number of shares
outstanding at
end of period
(000's)..........          13,321        11,873    10,581    10,853    9,129    8,672
Net assets at end
of period
(000's)..........        $139,474      $119,514  $100,648  $107,425  $92,120  $83,827

(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b)  Annualized.
(c)  Total return is not annualized.

--------------------------------------------------------------------------------

                  FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED              139



Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                 AG International Government Bond Fund
                     -------------------------------------------------------------------
                                                   Year Ended May 31,
                     Six Months Ended  -------------------------------------------------
                     November 30, 2001  2001       2000       1999      1998      1997
                     -------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........          $10.10       $10.88     $11.62     $11.42    $11.33    $11.79
                     -------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...            0.23         0.43       0.48       0.51      0.56      0.63
 Net realized and
 unrealized gain
 (loss)
 on securities...            0.27        (0.91)     (0.98)      0.24     (0.26)    (0.49)
                     -------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......            0.50        (0.48)     (0.50)      0.75      0.30      0.14
                     -------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........               -        (0.26)     (0.23)     (0.48)    (0.20)    (0.58)
 Net realized and
 unrealized gain
 on securities...               -        (0.04)     (0.01)     (0.07)    (0.01)    (0.02)
                     -------------------------------------------------------------------
 Total
 distributions...               -        (0.30)     (0.24)     (0.55)    (0.21)    (0.60)
                     -------------------------------------------------------------------
Net asset value
at end of
period...........           10.60       $10.10     $10.88     $11.62    $11.42    $11.33
                     -------------------------------------------------------------------
TOTAL RETURN(a)..            4.32%(c)    (4.47)%    (4.43)%     6.40%     2.65%     1.13%
                     -------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.81%(b)     0.58%      0.52%      0.57%     0.55%     0.56%
Ratio of expenses
to average net
assets before
expense
reductions.......            0.81%(b)     0.58%      0.52%      0.57%     0.55%     0.56%
Ratio of net
investment income
to average net
assets...........            5.25%(b)     3.82%      4.07%      4.27%     4.70%     5.13%
Portfolio
turnover rate....              48%          72%        15%        22%       17%        4%
Number of shares
outstanding at
end of period
(000's)..........           9,530        9,898     12,044     13,647    13,646    15,680
Net assets at end
of period
(000's)..........        $101,007      $99,977   $130,978   $158,509  $155,783  $177,709
                                         AG 1 Money Market Fund
                     -------------------------------------------------------------------
                                                    Year Ended May 31,
                     Six Months Ended  -------------------------------------------------
                     November 30, 2001   2001      2000      1999      1998      1997
                     -------------------------------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........           $1.00         $1.00     $1.00     $1.00     $1.00     $1.00
                     -------------------------------------------------------------------
 Income (loss)
 from investment
 operations:
 Net investment
 income (loss)...            0.01          0.06      0.05      0.05      0.05      0.05
 Net realized and
 unrealized gain
 (loss)
 on securities...               -             -         -         -         -         -
                     -------------------------------------------------------------------
 Total income
 (loss) from
 investment
 operations......            0.01          0.06      0.05      0.05      0.05      0.05
                     -------------------------------------------------------------------
 Distributions
 from:
 Net investment
 income..........           (0.01)        (0.06)    (0.05)    (0.05)    (0.05)    (0.05)
 Net realized and
 unrealized gain
 on securities...               -             -         -         -         -         -
                     -------------------------------------------------------------------
 Total
 distributions...           (0.01)        (0.06)    (0.05)    (0.05)    (0.05)    (0.05)
                     -------------------------------------------------------------------
Net asset value
at end of
period...........           $1.00         $1.00     $1.00     $1.00     $1.00     $1.00
                     -------------------------------------------------------------------
TOTAL RETURN(a)..            0.95%(c)      5.77%     5.21%     4.84%     5.25%     5.02%
                     -------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.60%(b)      0.57%     0.56%     0.57%     0.54%     0.57%
Ratio of expenses
to average net
assets before
expense
reductions.......            0.60%(b)      0.58%     0.56%     0.57%     0.54%     0.57%
Ratio of net
investment income
to average net
assets...........            2.85%(b)      5.59%     5.13%     4.66%     5.14%     4.95%
Portfolio
turnover rate....             N/A           N/A       N/A       N/A       N/A       N/A
Number of shares
outstanding at
end of period
(000's)..........         690,275       579,507   484,934   347,394   190,975   128,125
Net assets at end
of period
(000's)..........        $690,275      $579,507  $484,934  $347,394  $190,975  $128,125

(a) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(b)  Annualized.
(c)  Total return is not annualized.

--------------------------------------------------------------------------------

140             NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I

BOARD OF DIRECTORS                                      SHAREHOLDER SERVICE AGENT
Robert P. Condon                                        VALIC (The Variable Annuity
Judith L. Craven                                        Life Insurance Company)
William F. Devin                                        2929 Allen Parkway
Timothy J. Ebner                                        Houston, Texas 77019
Gustavo E. Gonzales, Jr.
Norman Hackerman                                        OFFICERS
Peter A. Harbeck                                        Robert P. Condon
John W. Lancaster                                        Chairman and President
Kenneth S. Lavery                                       Evelyn M. Curran,
Ben H. Love                                              Vice President
John E. Maupin, Jr.                                     John Packs,
F. Robert Paulsen                                        Vice President and Senior Investment Officer
                                                        Nori L. Gabert,
DISTRIBUTOR                                              Vice President and Secretary
VAMCO                                                   Robert M. Zakem,
2929 Allen Parkway                                       Vice President and Assistant Secretary
Houston, Texas 77019                                    Donna Handel,
                                                         Vice President and Assistant Treasurer
CUSTODIAN                                               Gregory R. Kingston,
State Street Bank and Trust Company                      Treasurer
225 Franklin Street                                     Todd L. Spillane,
Boston, Massachusetts 02110                              Chief Compliance Officer and Assistant
                                                         Secretary
INVESTMENT ADVISER                                      Katherine Stoner,
VALIC (The Variable Annuity Life Insurance Company)      Assistant Secretary
2929 Allen Parkway                                      Kathryn A. Pearce,
Houston, Texas 77019                                     Assistant Treasurer
                                                        Donald H. Guire,
INVESTMENT SUB-ADVISERS                                  Assistant Treasurer
American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

American General Investment Management, L.P.
2929 Allen Parkway
Houston, Texas 77019

Founders Asset Management, LLC
2930 East Third Avenue
Denver, Colorado 80206

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010


TO INSURANCE PRODUCT OWNERS:

 This report contains detailed financial information to help you understand your variable insurance product's past performance and shows the performance for the funds that you invested in through your variable insurance contract. The performance does not reflect separate account charges under your insurance product. These charges would otherwise lower the performance information shown.

 This report is for the information of the shareholders and variable insurance product owners participating in the North American Funds Variable Product Series I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about the material or products issued by VALIC, American General Annuity Insurance Company or American General Life Insurance Company, please contact your account representative.

 "Standard & Poor's(R)", "Standard & Poor's Mid Cap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by North American Funds Variable Product Series I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

 American General Financial Group(SM) is the marketing name and service mark owned and used by American General Corporation and its subsidiaries.

-------------------------------------------------------------------------------

NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I               -------------------
P.O. Box 3206                                                |    PRESORT      |
Houston, Texas 77253-3206                                    |      STD        |
                                                             |  U.S. POSTAGE   |
                                                             |     PAID        |
                                                             | Permit No. 5721 |
                                                             |   Chicago, Ill  |
                                                             -------------------

AMERICAN
  |GENERAL
  |FINANCIAL GROUP



   American General Financial Group is the marketing name and service mark owned and used by American
   General Corporation and its subsidiaries, including VALIC.


   VA 4873 VER 11/01